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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE., Suite 600, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE., Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/11

Date of reporting period: 01/01/11 - 06/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1	(Report to Shareholders): The semi-annual report is set forth below.

SEMIANNUAL REPORT

June 30, 2011

VANTAGEPOINT FUNDS

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/11	Ending Account Value 6/30/11	2011 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	2011 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,012.10	0.63%	$3.14	Low Duration Bond	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,047.60	0.67%	$3.40	Inflation Protected Securities	$1,000.00	$1,021.47	0.67%	$3.36
$1,000.00	$1,079.90	0.85%	$4.38	Equity Income	$1,000.00	$1,020.58	0.85%	$4.26
$1,000.00	$1,054.80	0.78%	$3.97	Growth & Income	$1,000.00	$1,020.93	0.78%	$3.91
$1,000.00	$1,033.00	0.81%	$4.08	Growth	$1,000.00	$1,020.78	0.81%	$4.06
$1,000.00	$1,087.40	0.99%	$5.12	Select Value	$1,000.00	$1,019.89	0.99%	$4.96
$1,000.00	$1,047.60	0.92%	$4.67	Aggressive Opportunities	$1,000.00	$1,020.23	0.92%	$4.61
$1,000.00	$1,043.50	0.96%	$4.86	Discovery	$1,000.00	$1,020.03	0.96%	$4.81
$1,000.00	$1,068.50	0.96%	$4.92	International	$1,000.00	$1,020.03	0.96%	$4.81
$1,000.00	$1,013.80	0.88%	$4.39	Diversifying Strategies	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,025.20	0.40%	$2.01	Core Bond Index Class I	$1,000.00	$1,022.81	0.40%	$2.01
$1,000.00	$1,026.00	0.20%	$1.00	Core Bond Index Class II	$1,000.00	$1,023.80	0.20%	$1.00
$1,000.00	$1,058.30	0.43%	$2.19	500 Stock Index Class I	$1,000.00	$1,022.66	0.43%	$2.16
$1,000.00	$1,059.60	0.23%	$1.17	500 Stock Index Class II	$1,000.00	$1,023.65	0.23%	$1.15
$1,000.00	$1,058.60	0.42%	$2.14	Broad Market Index Class I	$1,000.00	$1,022.71	0.42%	$2.11
$1,000.00	$1,060.40	0.22%	$1.12	Broad Market Index Class II	$1,000.00	$1,023.70	0.22%	$1.10
$1,000.00	$1,070.80	0.44%	$2.26	Mid/Small Company Index Class I	$1,000.00	$1,022.61	0.44%	$2.21
$1,000.00	$1,071.90	0.24%	$1.23	Mid/Small Company Index Class II	$1,000.00	$1,023.60	0.24%	$1.20
$1,000.00	$1,054.50	0.54%	$2.75	Overseas Equity Index Class I	$1,000.00	$1,022.12	0.54%	$2.71
$1,000.00	$1,055.10	0.34%	$1.73	Overseas Equity Index Class II	$1,000.00	$1,023.11	0.34%	$1.71
$1,000.00	$1,032.50	0.86%	$4.33	Model Portfolio Savings Oriented**	$1,000.00	$1,020.53	0.86%	$4.31
$1,000.00	$1,037.70	0.88%	$4.45	Model Portfolio Conservative Growth**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,044.20	0.90%	$4.56	Model Portfolio Traditional Growth**	$1,000.00	$1,020.33	0.90%	$4.51
$1,000.00	$1,050.90	0.93%	$4.73	Model Portfolio Long-Term Growth**	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$1,059.10	1.00%	$5.11	Model Portfolio All-Equity Growth**	$1,000.00	$1,019.84	1.00%	$5.01
$1,000.00	$1,031.90	0.88%	$4.43	Milestone Retirement Income**	$1,000.00	$1,020.43	0.88%	$4.41

(continued)

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/11	Ending Account Value 6/30/11	2011 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	2011 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,042.00	0.93%	$4.71	Milestone 2010**	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$1,045.40	0.89%	$4.51	Milestone 2015**	$1,000.00	$1,020.38	0.89%	$4.46
$1,000.00	$1,048.40	0.88%	$4.47	Milestone 2020**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,051.60	0.89%	$4.53	Milestone 2025**	$1,000.00	$1,020.38	0.89%	$4.46
$1,000.00	$1,056.10	0.91%	$4.64	Milestone 2030**	$1,000.00	$1,020.28	0.91%	$4.56
$1,000.00	$1,060.30	0.93%	$4.75	Milestone 2035**	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$1,062.10	0.92%	$4.70	Milestone 2040**	$1,000.00	$1,020.23	0.92%	$4.61
$1,000.00	$1,062.70	1.10%	$5.63	Milestone 2045**	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year, e.g., 181/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Funds Returns

As of June 30, 2011

	Year-to-date through 6/30/11	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date*
Actively Managed Funds

Low Duration Bond Fund	1.21%	2.56%	4.05%	4.35%	3.77%	—	12/00
Inflation Protected Securities Fund	4.76%	6.21%	5.01%	6.62%	5.10%	—	7/92
Equity Income Fund	7.99%	29.74%	4.32%	3.32%	5.22%	—	4/94
Growth & Income Fund	5.48%	29.49%	4.16%	3.22%	3.15%	—	10/98
Growth Fund	3.30%	29.48%	0.11%	1.48%	0.74%	—	4/83
Select Value Fund	8.74%	34.44%	8.43%	—	—	3.00%	10/07
Aggressive Opportunities Fund	4.76%	28.71%	7.77%	5.20%	3.01%	—	10/94
Discovery Fund	4.35%	36.64%	6.96%	—	—	1.45%	10/07
International Fund	6.85%	31.98%	-1.65%	1.77%	4.87%	—	10/94
Diversifying Strategies Fund	1.38%	6.70%	1.63%	—	—	1.56%	10/07

Index Funds

Core Bond Index Fund (Class I)	2.52%	3.41%	5.92%	6.06%	5.35%	—	6/97
Core Bond Index Fund (Class II)	2.60%	3.70%	6.17%	6.28%	5.57%	—	4/99
500 Stock Index Fund (Class I)	5.83%	30.25%	2.98%	2.54%	2.29%	—	6/97
500 Stock Index Fund (Class II)	5.96%	30.41%	3.18%	2.73%	2.49%	—	4/99
Broad Market Index Fund (Class I)	5.86%	31.46%	3.76%	3.18%	3.31%	—	10/94
Broad Market Index Fund (Class II)	6.04%	31.89%	4.00%	3.40%	3.53%	—	4/99
Mid/Small Company Index Fund (Class I)	7.08%	38.90%	7.48%	5.58%	6.89%	—	6/97
Mid/Small Company Index Fund (Class II)	7.19%	39.14%	7.70%	5.79%	7.11%	—	4/99
Overseas Equity Index Fund (Class I)	5.45%	31.62%	-1.85%	1.21%	5.17%	—	6/97
Overseas Equity Index Fund (Class II)	5.51%	31.83%	-1.67%	1.41%	5.40%	—	4/99

Model Portfolio Funds[1]

Model Portfolio Savings Oriented Fund	3.25%	10.34%	4.43%	4.69%	4.30%	—	2/95
Model Portfolio Conservative Growth Fund	3.77%	14.34%	4.44%	4.61%	4.23%	—	4/96
Model Portfolio Traditional Growth Fund	4.42%	19.75%	4.26%	4.36%	4.07%	—	4/96
Model Portfolio Long-Term Growth Fund	5.09%	23.98%	4.02%	4.27%	4.03%	—	4/96
Model Portfolio All-Equity Growth Fund	5.91%	30.99%	3.29%	3.42%	3.31%	—	10/00

Vantagepoint Funds Returns

As of June 30, 2011

	Year-to-date through 6/30/11	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date*
Milestone Funds[1,2]

Milestone Retirement Income Fund	3.19%	10.35%	4.23%	4.54%	—	4.21%	1/05
Milestone 2010 Fund	4.20%	16.11%	4.39%	4.65%	—	4.55%	1/05
Milestone 2015 Fund	4.54%	18.82%	4.19%	4.45%	—	4.69%	1/05
Milestone 2020 Fund	4.84%	21.14%	3.98%	4.21%	—	4.67%	1/05
Milestone 2025 Fund	5.16%	23.50%	3.79%	4.00%	—	4.65%	1/05
Milestone 2030 Fund	5.61%	26.13%	3.71%	3.83%	—	4.65%	1/05
Milestone 2035 Fund	6.03%	29.02%	3.75%	3.76%	—	4.70%	1/05
Milestone 2040 Fund	6.21%	30.23%	3.85%	3.77%	—	4.71%	1/05
Milestone 2045 Fund	6.27%	30.13%	—	—	—	14.09%	1/10

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money.
[1]	Performance of the Model Portfolio Funds and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio Fund and Milestone Fund invests.
[2]

The share values of the Milestone Funds are not guaranteed at any time, including at or after each Milestone Fund’s target year, which is the year when investors expect to retire and begin making gradual withdrawals. There is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement or that the investor will have adequate savings for retirement. The Milestone Funds’ asset allocations change over time, as described in The Vantagepoint Funds’ prospectus.

Vantagepoint Funds Investment Objectives

Fund ticker symbols are included in parentheses after fund names. Total net assets presented are as of June 30, 2011.

Actively Managed Funds

Low Duration Bond Fund (VPIPX)	Year of Inception: 2000	Total Net Assets: $555 million

Investment Objective:	To seek total return that is consistent with preservation of capital.

Investment Subadvisers:	Payden & Rygel STW Fixed Income Management LLC

Market Index:	BofA Merrill Lynch 1-3 Year US Corporate & Government Index

Peer Group:	Morningstar Short-Term Bond Funds Average

Inflation Protected Securities Fund (VPTSX)	Year of Inception: 1992	Total Net Assets: $509 million

Investment Objective:	To offer current income.

Investment Subadviser:	BlackRock Financial Management, Inc. Pacific Investment Management Company, LLC

Market Index:	Barclays Capital U.S. TIPS Index (Series-L)

Peer Group:	Morningstar Inflation-Protected Bond Funds Average

Equity Income Fund (VPEIX)	Year of Inception: 1994	Total Net Assets: $1,958 million

Investment Objective:	To offer long-term capital growth with consistency derived from dividend yield.

Investment Subadvisers:	Barrow, Hanley, Mewhinney, & Strauss, LLC Southeastern Asset Management, Inc. T. Rowe Price Associates, Inc.

Market Index:	Russell 1000 Value Index

Peer Group:	Morningstar Large Value Funds Average

Growth & Income Fund (VPGIX)	Year of Inception: 1998	Total Net Assets: $1,258 million

Investment Objective:	To offer long-term capital growth and current income.

Investment Subadvisers:	Fiduciary Management, Inc. T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Growth Fund (VPGRX)	Year of Inception: 1983	Total Net Assets: $1,963 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Columbus Circle Investors D. G. Capital Management Trust Legg Mason Capital Management, Inc. Tukman Grossman Capital Management, Inc. Westfield Capital Management Company, L.P.

Market Index:	Russell 1000 Growth Index

Peer Group:	Morningstar Large Growth Funds Average

Select Value Fund (VPSVX)	Year of Inception: 2007	Total Net Assets: $351 million

Investment Objective:	To offer long-term growth from dividend income and capital appreciation.

Investment Subadvisers:	Artisan Partners Limited Partnership Systematic Financial Management, L.P. WEDGE Capital Management LLP

Market Index:	Russell Midcap Value Index

Peer Group:	Morningstar Mid-Cap Value Funds Average

Aggressive Opportunities Fund (VPAOX)	Year of Inception: 1994	Total Net Assets: $1,138 million

Investment Objective:	To offer high long-term capital appreciation.

Investment Subadvisers:	Legg Mason Capital Management, Inc. Southeastern Asset Management, Inc. TimesSquare Capital Management, LLC Wellington Management Company, LLP

Market Index:	Russell Midcap Growth Index

Peer Group:	Morningstar Mid-Cap Growth Funds Average

Discovery Fund (VPDSX)	Year of Inception: 2007	Total Net Assets: $215 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Payden & Rygel Wellington Management Company, LLP

Market Index:	Russell 2000 Index

Peer Group:	Morningstar Small Blend Funds Average

International Fund (VPINX)	Year of Inception: 1994	Total Net Assets: $1,261 million

Investment Objective:	To offer long-term capital growth and diversification by country.

Investment Subadvisers:	Artisan Partners Limited Partnership GlobeFlex Capital, LP Mondrian Investment Partners Limited Walter Scott & Partners Limited

Market Index:	MSCI Europe Australasia Far East (EAFE) Index (Net)

Peer Group:	Morningstar Foreign Large Blend Funds Average

Diversifying Strategies Fund (VPDAX)	Year of Inception: 2007	Total Net Assets: $903 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Calamos Advisors, LLC Mellon Capital Management Corporation Payden & Rygel Shenkman Capital Management, Inc.

Market Index:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Index Funds

The Vantagepoint Index Funds follow an indexed or “passively managed” approach to investing, and are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser of the Index Funds.

(Class I and II ticker symbols are listed.) Inception date listed is for the fund and not for the respective classes.

Core Bond Index Fund (VPCIX/VPCDX)	Year of Inception: 1997	Total Net Assets: $1,126 million

Investment Objective:	To offer current income by approximating the performance of the Barclays Capital U.S. Aggregate Bond Index.

Market Index:	Barclays Capital U.S. Aggregate Bond Index

500 Stock Index Fund (VPFIX/VPSKX)	Year of Inception: 1997	Total Net Assets: $398 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Market Index:	S&P 500 Index

Broad Market Index Fund (VPMIX/VPBMX)	Year of Inception: 1994	Total Net Assets: $534 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Market Index:	Wilshire 5000 Total Market Index

Mid/Small Company Index Fund (VPSIX/VPMSX)	Year of Inception: 1997	Total Net Assets: $447 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Market Index:	Wilshire 4500 Completion Index

Overseas Equity Index Fund (VPOIX/VPOEX)	Year of Inception: 1997	Total Net Assets: $213 million

Investment Objective:	To offer long-term capital growth and diversification by approximating the performance of the MSCI EAFE Index (Net).

Market Index:	MSCI EAFE Index (Net)

Model Portfolio Funds

Model Portfolio Savings Oriented Fund (VPSOX)	Year of Inception: 1995	Total Net Assets: $342 million

Investment Objective:	To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Allocation Ranges:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	26% - 36%
	Vantagepoint Core Bond Index Fund (Class I)	4% - 14%
	Vantagepoint Inflation Protected Securities Fund	10% - 20%

Equity Funds
	Vantagepoint Equity Income Fund	5% - 15%
	Vantagepoint Growth & Income Fund	5% - 15%
	Vantagepoint International Fund	0% - 10%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	18% - 22%

Market Index:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Conservative Growth Fund (VPCGX)	Year of Inception: 1996	Total Net Assets: $593 million

Investment Objective:	To offer reasonable current income and capital preservation, with modest potential for capital growth.

Allocation Ranges:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	14% - 24%
	Vantagepoint Core Bond Index Fund (Class I)	7% - 17%
	Vantagepoint Inflation Protected Securities Fund	5% - 15%

Equity Funds
	Vantagepoint Equity Income Fund	6% - 16%
	Vantagepoint Growth & Income Fund	4% - 14%
	Vantagepoint Growth Fund	1% - 11%
	Vantagepoint Select Value Fund	0% - 8%
	Vantagepoint Aggressive Opportunities Fund	0% - 8%
	Vantagepoint International Fund	3% - 13%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	17% - 21%

Market Index:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Traditional Growth Fund (VPTGX)	Year of Inception: 1996	Total Net Assets: $1,497 million

Investment Objective:	To offer moderate capital growth and reasonable current income.

Allocation Ranges:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	3% - 13%
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%
	Vantagepoint Inflation Protected Securities Fund	0% - 9%

Equity Funds
	Vantagepoint Equity Income Fund	7% - 17%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint Growth Fund	5% - 15%
	Vantagepoint Select Value Fund	1% - 11%
	Vantagepoint Aggressive Opportunities Fund	1% - 11%
	Vantagepoint Discovery Fund	0% - 8%
	Vantagepoint International Fund	7% - 17%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	13% - 17%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Moderate Allocation Funds Average

Model Portfolio Long-Term Growth Fund (VPLGX)	Year of Inception: 1996	Total Net Assets: $1,887 million

Investment Objective:	To offer high long-term capital growth and modest current income.

Allocation Ranges:	Fixed Income Fund
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%

Equity Funds
	Vantagepoint Equity Income Fund	8% - 18%
	Vantagepoint Growth & Income Fund	8% - 18%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Select Value Fund	4% - 14%
	Vantagepoint Aggressive Opportunities Fund	4% - 14%
	Vantagepoint Discovery Fund	0% - 10%
	Vantagepoint International Fund	11% - 21%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	10% - 14%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Aggressive Allocation Funds Average

Model Portfolio All-Equity Growth Fund (VPAGX)	Year of Inception: 2000	Total Net Assets: $738 million

Investment Objective:	To offer high long-term capital growth.

Allocation Ranges:	Equity Funds
	Vantagepoint Equity Income Fund	13% - 23%
	Vantagepoint Growth & Income Fund	12% - 22%
	Vantagepoint Growth Fund	12% - 22%
	Vantagepoint Select Value Fund	5% - 15%
	Vantagepoint Aggressive Opportunities Fund	5% - 15%
	Vantagepoint Discovery Fund	4% - 14%
	Vantagepoint International Fund	15% - 25%

Market Indexes:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Vantagepoint Milestone Funds

Milestone Retirement Income Fund (VPRRX)	Year of Inception: 2005	Total Net Assets: $225 million

Investment Objective:	To seek to offer current income and opportunities for capital growth that have limited risk.

Allocation Ranges:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	26	% - 36%
	Vantagepoint Core Bond Index Fund (Class I)	4	% - 14%
	Vantagepoint Inflation Protected Securities Fund	10	% - 20%

	Equity Funds
	Vantagepoint Equity Income Fund	5	% - 15%
	Vantagepoint Growth & Income Fund	5	% - 15%
	Vantagepoint International Fund	0	% - 10%

	Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	15	% - 25%

Market Index:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Retirement Income Funds Average

Milestone 2010 Fund (VPRQX)	Year of Inception: 2005	Total Net Assets: $229 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds
	Vantagepoint Low Duration Fund	10	% - 20%
	Vantagepoint Core Bond Index Fund (Class I)	1	% - 11%
	Vantagepoint Inflation Protected Securities Fund	10	% - 20%

	Equity Funds
	Vantagepoint Equity Income Fund	13	% - 23%
	Vantagepoint Growth & Income Fund	6	% - 16%
	Vantagepoint Growth Fund	2	% - 12%
	Vantagepoint International Fund	4	% - 14%

	Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	13	% - 23%

Market Indexes:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2000-2010 Funds Average

Milestone 2015 Fund (VPRPX)	Year of Inception: 2005	Total Net Assets: $391 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds
	Vantagepoint Low Duration Fund	6	% - 16%
	Vantagepoint Core Bond Index Fund (Class I)	5	% - 15%
	Vantagepoint Inflation Protected Securities Fund	4	% - 14%

	Equity Funds
	Vantagepoint Equity Income Fund	14	% - 24%
	Vantagepoint Growth & Income Fund	6	% - 16%
	Vantagepoint Growth Fund	3	% - 13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	0	% - 10%
	Vantagepoint International Fund	6	% - 16%

	Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	12	% - 22%

Market Indexes:	S&P 500 Index

Peer Group:	Morningstar Target Date 2011-2015 Funds Average

Milestone 2020 Fund (VPROX)	Year of Inception: 2005	Total Net Assets: $385 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds
	Vantagepoint Low Duration Fund	2% - 12%
	Vantagepoint Core Bond Index Fund (Class I)	9% - 19%
	Vantagepoint Inflation Protected Securities Fund	0% - 7%

Equity Funds
	Vantagepoint Equity Income Fund	16% - 26%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint Growth Fund	3% -13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	4% - 14%
	Vantagepoint International Fund	7% - 17%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	10% - 20%

Market Indexes:	S&P 500 Index

Peer Group:	Morningstar Target Date 2016-2020 Funds Average

Milestone 2025 Fund (VPRNX)	Year of Inception: 2005	Total Net Assets: $300 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	0% - 8%
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%

Equity Funds
	Vantagepoint Equity Income Fund	18% - 28%
	Vantagepoint Growth & Income Fund	8% - 18%
	Vantagepoint Growth Fund	4% - 14%
	Vantagepoint Mid/Small Company Index Fund (Class I)	6% - 16%
	Vantagepoint International Fund	9% - 19%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	8% - 18%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2021-2025 Funds Average

Milestone 2030 Fund (VPRMX)	Year of Inception: 2005	Total Net Assets: $234 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund
	Vantagepoint Low Duration Bond Fund	0% - 6%
	Vantagepoint Core Bond Index Fund (Class I)	4% - 14%

Equity Funds
	Vantagepoint Equity Income Fund	19% - 29%
	Vantagepoint Growth & Income Fund	9% - 19%
	Vantagepoint Growth Fund	5% - 15%
	Vantagepoint Mid/Small Company Index Fund (Class I)	9% - 19%
	Vantagepoint International Fund	11% - 21%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	6% - 16%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2026-2030 Funds Average

Milestone 2035 Fund (VPRLX)	Year of Inception: 2005	Total Net Assets: $149 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund
	Vantagepoint Low Duration Bond Fund	0% - 5%
	Vantagepoint Core Bond Index Fund (Class I)	1% - 11%

Equity Funds
	Vantagepoint Equity Income Fund	21% - 31%
	Vantagepoint Growth & Income Fund	10% - 20%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Mid/Small Company Index Fund (Class I)	13% - 23%
	Vantagepoint International Fund	13% - 23%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	1% - 11%

Market Indexes:	S&P 500 Index

Peer Group:	Morningstar Target Date 2031-2035 Funds Average

Milestone 2040 Fund (VPRKX)	Year of Inception: 2005	Total Net Assets: $147 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund
	Vantagepoint Core Bond Index Fund (Class I)	0% - 10%

Equity Funds
	Vantagepoint Equity Income Fund	22% - 32%
	Vantagepoint Growth & Income Fund	11% - 21%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Mid/Small Company Index Fund (Class I)	15% - 25%
	Vantagepoint International Fund	14% - 24%

Multi-Strategy Fund
	Vantagepoint Diversifying Strategies Fund	0% - 6%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2036-2040 Funds Average

Milestone 2045 Fund (VPRJX)	Year of Inception: 2010	Total Net Assets: $30 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund
	Vantagepoint Core Bond Index Fund (Class I)	0% - 10%

Equity Funds
	Vantagepoint Equity Income Fund	22% - 32%
	Vantagepoint Growth & Income Fund	11% - 21%
	Vantagepoint Growth Fund	8% - 18%
	Vantagepoint Mid/Small Company Index Fund (Class I)	15% - 25%
	Vantagepoint International Fund	14% - 24%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2041-2045 Funds Average

Comparative Indexes

The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks, or peer groups may be used, as deemed appropriate. All of the indexes are unmanaged and do not reflect the costs of portfolio management, trading, fees, expenses, or taxes.

Barclays Capital U.S. Aggregate Bond Index – consists of investment-grade U.S. fixed income securities.

Barclays Capital U.S. Intermediate Aggregate Bond Index – consists of investment-grade U.S. fixed income securities with maturities of 1to 10 years.

Barclays Capital U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L) – consists of all U.S. Treasury Inflation Protected Securities rated investment grade or better, having at least one year to final maturity, and at least $250 million par amount outstanding. The Series L reference identifies this index as the former Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index.

BofA Merrill Lynch 1-3 Year US Corporate & Government Index – tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.

MSCI Europe Australasia Far East (“EAFE”) Index (Net) – is a free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

Russell 1000 Index – measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents a large portion of the investible U.S. equity market.

Russell 1000 Growth Index – measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index – measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Russell Midcap Index – measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately one-third of the total market capitalization of the Russell 1000 companies.

Russell Midcap Growth Index – measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index – measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index – measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index, and includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000 Index – measures the performance of the largest 3000 U.S. companies based on market capitalization representing a substantial portion of the investable U.S. equity market.

Standard & Poor’s 500 Index (“S&P 500”) – consists of 500 stocks representing larger capitalization companies traded in the U.S.

Wilshire 5000 Total Market Index – consists of all U.S. equity securities with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests of U.S. companies, that have their primary market listing in the U.S.) and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Wilshire 4500 Completion Index – consists of all U.S. equity securities included in the Wilshire 5000 Total Market Index, excluding the companies in the S&P 500 Index. As such, it consists of small- and mid-capitalization U.S. equity securities. It is calculated using a float-adjusted market capitalization weighting, which adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Vantagepoint Funds Portfolio Holdings

Fixed Income Funds’ Sector Allocation (% of Net Assets)
	Asset-backed	Mortgage- related	Corporates	U.S. Treasury	U.S. Treasury Inflation Indexed	U.S. Government Agency	Non-U.S. Government Agency	Sovereign	Supranational	U.S. Municipal	Non-U.S. Regional Authority	Cash/Cash Equivalents[1]
Low Duration Bond Fund	14.7%	5.2%	58.9%	12.1%	0.0%	2.2%	0.8%	2.7%	0.0%	1.2%	0.7%	1.5%
Inflation Protected Securities Fund	1.8%	0.0%	6.1%	3.7%	83.0%	0.0%	0.5%	0.0%	0.1%	0.0%	0.0%	4.9%
Core Bond Index Fund Class I and II	0.2%	35.5%	19.7%	32.3%	0.0%	6.3%	1.1%	1.2%	1.3%	1.1%	0.4%	0.9%

Due to rounding, allocations may not add up to 100%.

Equity Funds’ Asset Class Allocation (% of Net Assets)

	Stocks	Cash/Cash Equivalents[1]
Equity Income Fund	94.1%	5.9%
500 Stock Index Fund Class I and II	99.1%	0.9%
Growth & Income Fund	98.4%	1.6%
Broad Market Index Fund Class I and II	99.3%	0.7%
Growth Fund	97.8%	2.2%
Select Value Fund	96.5%	3.5%
Aggressive Opportunities Fund	98.0%	2.0%
Mid-Small Company Index Fund Class I and II	97.9%	2.1%

Equity Funds’ Sector Allocation (% of Total Investments)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Equity Income Fund	15.5%	6.2%	12.9%	22.6%	7.7%	10.3%	10.0%	3.7%	7.5%	3.5%	0.0%
500 Stock Index Fund Class I and II	10.7%	10.7%	12.6%	15.1%	11.7%	11.2%	17.8%	3.6%	3.1%	3.3%	0.1%
Growth & Income Fund	13.5%	9.1%	10.1%	17.5%	10.9%	14.9%	16.4%	5.2%	1.4%	1.1%	0.0%
Broad Market Index Fund Class I and II	11.0%	9.5%	12.0%	16.2%	11.6%	11.2%	17.7%	4.2%	2.9%	3.5%	0.1%
Growth Fund	14.8%	10.1%	12.7%	7.6%	13.0%	12.1%	25.0%	4.6%	0.2%	0.0%	0.0%
Select Value Fund	11.5%	5.2%	7.5%	24.5%	4.5%	17.8%	14.5%	5.7%	0.4%	8.3%	0.0%
Aggressive Opportunities Fund	15.5%	3.4%	7.3%	16.7%	12.0%	15.8%	19.8%	3.3%	4.9%	0.7%	0.6%
Mid/Small Company Index Fund Class I and II	14.7%	3.6%	7.2%	20.9%	11.1%	13.9%	15.7%	6.8%	1.7%	4.2%	0.1%

Allocations represent the portion of each fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

Vantagepoint Discovery Fund’s Asset Class Allocation (% of Net Assets)

	Stocks	Bonds	Cash/Cash Equivalents[1]
Discovery Fund*	97.0%	49.0%	3.0%

*	For the Discovery Fund, portfolio exposures represent the market value of physical securities and a measurement of the exposure through the derivative instruments held by the fund as a percent of the Fund's net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the fund’s net asset value, is intended to reflect the “economic exposure" of the derivative, and results in a total percentage reflected in the chart that exceeds 100%.

Vantagepoint Discovery Fund’s Fixed Income Sector Allocation (% of Net Assets excluding equities)

	Asset-backed	Mortgage- related	Corporates	U.S. Treasury	U.S. Treasury Inflation Indexed	U.S. Government Agency	Non-U.S. Government Agency	Sovereign	Supranational	U.S. Municipal	Non-U.S. Regional Authority	Cash/Cash Equivalents
Discovery Fund*	4.6%	9.9%	56.8%	11.6%	0.0%	13.7%	0.7%	0.7%	0.0%	0.8%	0.6%	0.6%

*	For the Discovery Fund, the fixed income sector allocations were calculated using the actual fixed income securities held. This represents the portion of the fund classified as bonds above. Due to rounding, allocations may not add up to 100%.

Vantagepoint Funds Portfolio Holdings (continued)

Vantagepoint Discovery Fund’s Equity Sector Allocation (% of Total Investments excluding bonds)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm	Utilities	Other
Discovery Fund*	13.4%	2.8%	9.0%	19.4%	10.6%	14.4%	18.1%	5.9%	1.5%	3.5%	1.3%

*	For the Discovery Fund, the equity sector allocations were calculated using the actual equity securities held by the fund and blending them with the sectors represented in the Russell 2000 Index futures held by this Fund. This represents the portion of the fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

Country Allocation for the International Fund and Overseas Equity Index Fund (% of Net Assets)

	Australia	Canada	France	Germany	Hong Kong	Italy	Japan	Netherlands	South Korea	Spain	Sweden	Switzerland	United Kingdom	Cash/Cash Equivalents[1]	Other**
International Fund	4.6%	4.4%	10.3%	5.9%	5.8%	3.1%	17.5%	3.0%	2.5%	3.3%	1.8%	5.9%	12.6%	3.0%	16.3%
Overseas Equity Index Fund Class I and II	8.5%	0.0%	9.8%	8.8%	2.6%	2.6%	19.8%	4.6%	0.0%	3.5%	3.1%	8.7%	18.1%	1.5%	8.4%

**	Other represents countries not listed above with under a 2.5% individual weighting.

Model Portfolio Funds and Milestone Funds Underlying Fund Allocation (% of Net Assets)

	Low Duration Bond Fund	Core Bond Index Fund, Class I	Inflation Protected Securities Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund	Mid/Small Index Fund, Class I	Aggressive Opportunities Fund	Discovery Fund	International Fund	Diversifying Strategies Fund
Model Portfolio Savings Oriented Fund	31.0%	9.0%	15.0%	10.0%	10.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	20.0%
Model Portfolio Conservative Growth Fund	19.0%	12.0%	10.0%	11.0%	9.0%	6.0%	3.0%	0.0%	3.0%	0.0%	8.0%	19.0%
Model Portfolio Traditional Growth Fund	8.0%	13.0%	4.0%	12.0%	12.0%	10.0%	5.5%	0.0%	5.5%	3.0%	12.0%	15.0%
Model Portfolio Long-Term Growth Fund	0.0%	13.0%	0.0%	13.0%	13.0%	11.5%	8.5%	0.0%	8.5%	4.5%	16.0%	12.0%
Model Portfolio All-Equity Growth Fund	0.0%	0.0%	0.0%	18.0%	17.0%	17.0%	9.5%	0.0%	9.5%	9.0%	20.0%	0.0%
Milestone Retirement Income Fund	31.0%	9.0%	15.0%	10.0%	10.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	20.0%
Milestone 2010 Fund	14.6%	6.4%	15.0%	18.7%	11.0%	7.3%	0.0%	0.0%	0.0%	0.0%	9.4%	17.6%
Milestone 2015 Fund	10.3%	10.4%	8.3%	19.1%	11.1%	7.5%	0.0%	6.1%	0.0%	0.0%	10.9%	16.4%
Milestone 2020 Fund	6.5%	14.6%	0.8%	21.4%	11.7%	8.4%	0.0%	9.0%	0.0%	0.0%	12.7%	15.1%
Milestone 2025 Fund	2.6%	13.2%	0.0%	23.1%	13.1%	9.4%	0.0%	11.5%	0.0%	0.0%	14.4%	12.8%
Milestone 2030 Fund	1.2%	8.7%	0.0%	24.5%	14.2%	10.6%	0.0%	14.5%	0.0%	0.0%	16.1%	10.3%
Milestone 2035 Fund	0.1%	5.3%	0.0%	25.9%	15.0%	11.9%	0.0%	18.5%	0.0%	0.0%	17.8%	5.5%
Milestone 2040 Fund	0.0%	5.0%	0.0%	27.3%	15.9%	12.5%	0.0%	19.9%	0.0%	0.0%	18.9%	0.5%
Milestone 2045 Fund	0.0%	5.0%	0.0%	27.4%	16.0%	12.6%	0.0%	20.0%	0.0%	0.0%	19.0%	0.0%

Vantagepoint Diversifying Strategies Fund’s Asset Class Allocation (% of Net Assets)

	Stocks		Bonds		Cash		Currencies
	Long	Short	Long	Short	Long	Short	Long	Short
Vantagepoint Diversifying Strategies Fund***	14%	-12%	103%	-13%	5%	0%	14%	-14%

***	For the Diversifying Strategies Fund, portfolio exposures represent the market value of physical securities and a measurement of exposure to asset classes through the derivative instruments held by the fund as a percent of the fund's net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate, or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the fund’s net asset value, is intended to reflect the “economic exposure” of the derivative, and results in a total percentage reflected in the chart that exceeds 100%. In its use of derivative instruments, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which move in the opposite direction as the prices of the underlying investments, pools of investments, indexes or currencies). These long and short positions are reflected above.
[1]	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

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THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Low Duration Bond	Inflation Protected Securities	Equity Income
ASSETS:
Investment in securities, at value†	$557,267,457	$564,365,101	$2,109,559,261
Cash	4,676	—	119,588
Cash denominated in foreign currencies	—	338,105	—
Receivables:
Dividends	1,724	4,532	2,381,069
Interest	4,144,539	3,674,592	—
Security lending income	622	6,435	18,175
Investments sold	7,560,644	—	12,244,657
Fund shares sold	1,212,398	2,911,409	412,305
Recoverable foreign taxes	1,901	1,107	—
Variation margin on futures contracts	24,680	53,055	—
Unrealized appreciation on futures contracts	—	—	—
Unrealized appreciation on swap agreements	—	211,482	—
Unrealized appreciation on forward foreign currency exchange contracts	53,200	—	—

Total Assets	570,271,841	571,565,818	2,124,735,055

LIABILITIES:
Payables:
Investments purchased	11,843,673	1,495,084	6,911,824
Distributions	854,274	2,623,943	—
Fund shares redeemed	32,978	176,775	204,661
Collateral for securities loaned	1,999,800	57,407,453	157,134,896
Due to broker – swap agreements collateral	—	250,000	—
Options written, at value (Premium $0, $551,560 and $0, respectively)	—	352,364	—
Accrued Expenses:
Advisory fees	46,258	42,034	157,558
Subadviser fees	211,029	259,117	1,833,824
Fund services fees	161,905	147,122	551,461
Administration fees	8,827	8,827	8,827
Directors’ fees and expenses	3,287	2,968	11,475
Other accrued expenses	102,940	100,782	200,956

Total Liabilities	15,264,971	62,866,469	167,015,482

NET ASSETS	$555,006,870	$508,699,349	$1,957,719,573

NET ASSETS REPRESENTED BY:
Paid-in capital	$552,923,351	$480,210,645	$1,676,878,023
Undistributed net investment income	222,413	92,878	31,283,879
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	(3,830,462)	5,224,977	(16,472,151)
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, written options and swap agreements	5,691,568	23,170,849	266,029,822

NET ASSETS	$555,006,870	$508,699,349	$1,957,719,573

CAPITAL SHARES:
Net Assets	$555,006,870	$508,699,349	$1,957,719,573
Shares Outstanding	55,171,311	45,232,162	209,914,270
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.06	$11.25	$9.33
Cost of investments	$551,609,760	$541,666,595	$1,843,526,534
Cost of cash denominated in foreign currencies	$—	$315,027	$—

†Includes securities on loan with values of (Note 7):	$1,959,955	$55,759,881	$154,147,817

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,305,996,358	$1,989,458,049	$370,720,600	$1,254,777,503
Cash	81,110	—	—	—
Cash denominated in foreign currencies	11,730	—	—	14
Receivables:
Dividends	1,575,275	1,514,363	559,469	480,992
Security lending income	7,290	9,076	2,454	32,091
Investments sold	10,557,074	12,837,149	2,195,372	7,694,444
Fund shares sold	271,643	109,694	131,526	409,068
Recoverable foreign taxes	7,063	—	—	29,552
Unrealized appreciation on futures contracts	—	—	—	—

Total Assets	1,318,507,543	2,003,928,331	373,609,421	1,263,423,664

LIABILITIES:
Payables:
Investments purchased	7,943,308	3,236,239	2,141,207	6,115,197
Fund shares redeemed	404,976	399,660	30,000	41,208
Collateral for securities loaned	50,263,374	34,198,266	20,014,039	117,202,870
Accrued Expenses:
Advisory fees	100,978	156,867	27,944	91,733
Subadviser fees	971,750	1,676,165	440,908	1,262,885
Fund services fees	353,430	549,042	97,804	321,072
Administration fees	8,828	8,818	8,827	8,827
Directors’ fees and expenses	7,494	12,032	2,069	7,017
Other accrued expenses	155,194	285,595	77,076	131,338

Total Liabilities	60,209,332	40,522,684	22,839,874	125,182,147

NET ASSETS	$1,258,298,211	$1,963,405,647	$350,769,547	$1,138,241,517

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,093,224,078	$2,202,484,697	$310,340,899	$899,523,246
Undistributed net investment income	10,107,036	4,632,757	1,587,725	1,787,556
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	(69,836,937)	(546,933,039)	(21,258,044)	71,602,456
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, written options and swap agreements	224,804,034	303,221,232	60,098,967	165,328,259

NET ASSETS	$1,258,298,211	$1,963,405,647	$350,769,547	$1,138,241,517

CAPITAL SHARES:
Net Assets	$1,258,298,211	$1,963,405,647	$350,769,547	$1,138,241,517
Shares Outstanding	123,410,840	216,441,639	32,779,408	95,831,934
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.20	$9.07	$10.70	$11.88
Cost of investments	$1,081,194,097	$1,686,236,817	$310,621,633	$1,089,458,186
Cost of cash denominated in foreign currencies	$11,773	$—	$—	$—

†Includes securities on loan with values of (Note 7):	$49,892,787	$33,771,246	$19,628,607	$113,966,896

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
ASSETS:
Investment in securities, at value†	$238,040,082	$1,326,370,478	$909,280,540
Cash	6,382	176,088	10,224
Cash denominated in foreign currencies	647,929	8,442,428	2,483
Receivables:
Dividends	94,114	2,741,346	15,091
Interest	637,789	—	4,292,406
Security lending income	30,419	161,275	—
Investments sold	2,101,641	6,466,370	2,084,026
Fund shares sold	8,278	126,388	686,810
Recoverable foreign taxes	—	950,293	40,664
Variation margin on futures contracts	845,650	—	—
Due from broker—forward foreign currency exchange contracts collateral	—	—	1,210,000
Unrealized appreciation on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	15,614	—	2,528,550

Total Assets	242,427,898	1,345,434,666	920,150,794

LIABILITIES:
Payables:
Investments purchased	2,169,588	11,581,113	9,350,812
Fund shares redeemed	74,786	294,281	—
Variation margin on futures contracts	—	—	3,905,388
Foreign taxes	—	79,276	—
Collateral for securities loaned	24,714,053	69,780,867	—
Options written, at value (Premium $0, $0 and $137,702, respectively)	—	—	145,073
Unrealized depreciation on forward foreign currency exchange contracts	—	104,334	2,002,288
Other	—	—	10,798
Accrued Expenses:
Advisory fees	17,267	101,691	74,834
Subadviser fees	233,010	1,551,793	877,154
Fund services fees	60,436	355,922	261,923
Administration fees	8,828	8,828	8,827
Directors’ fees and expenses	1,295	7,410	5,319
Other accrued expenses	77,664	272,063	165,070

Total Liabilities	27,356,927	84,137,578	16,807,486

NET ASSETS	$215,070,971	$1,261,297,088	$903,343,308

NET ASSETS REPRESENTED BY:
Paid-in capital	$196,942,842	$1,236,930,737	$873,842,173
Undistributed net investment income	959,274	29,512,027	2,303,941
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, written options and swap agreements	(3,931,167)	(144,216,686)	(554,346)
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, written options and swap agreements	21,100,022	139,071,010	27,751,540

NET ASSETS	$215,070,971	$1,261,297,088	$903,343,308

CAPITAL SHARES:
Net Assets	$215,070,971	$1,261,297,088	$903,343,308
Shares Outstanding	21,886,141	126,421,588	87,694,786
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$9.83	$9.98	$10.30
Cost of investments	$223,440,104	$1,187,298,708	$882,921,929
Cost of cash denominated in foreign currencies	$644,757	$8,365,342	$—

†Includes securities on loan with values of (Note 7):	$23,946,506	$66,850,865	$—
(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,226,779,215	$411,548,590	$562,112,968	$517,655,685	$218,996,049
Cash	—	1	—	4	—
Cash denominated in foreign currencies	—	—	—	—	1,529,059
Receivables:
Dividends	1,043	503,032	630,573	468,090	431,226
Interest	8,398,847	—	—	—	—
Security lending income	7,798	4,217	12,908	35,720	18,465
Investments sold	20,930,681	52,015	439	23,143	—
Fund shares sold	4,973,171	48,254	49,525	214,630	136,068
Recoverable foreign taxes	1,242	—	—	—	295,791
Variation margin on futures contracts	—	31,272	33,008	55,649	33,842
Unrealized appreciation on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	8,301

Total Assets	1,261,091,997	412,187,381	562,839,421	518,452,921	221,448,801

LIABILITIES:
Payables:
Investments purchased	24,980,329	—	—	476,012	—
Distributions	3,329,979	—	—	—	—
Fund shares redeemed	577,962	272,447	87,457	270,531	23,859
Collateral for securities loaned	105,160,263	13,907,872	28,659,893	70,639,808	7,818,960
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	34,655
Accrued Expenses:
Advisory fees	47,157	16,114	21,434	17,862	8,622
Subadviser fees	58,868	19,851	32,700	33,243	36,884
Fund services fees	235,425	48,883	63,635	78,224	26,663
Administration fees	8,827	8,828	8,827	8,828	8,828
Directors’ fees and expenses	6,675	2,376	3,280	2,497	1,265
Other accrued expenses	187,055	91,441	106,333	85,482	89,911

Total Liabilities	134,592,540	14,367,812	28,983,559	71,612,487	8,049,647

NET ASSETS	$1,126,499,457	$397,819,569	$533,855,862	$446,840,434	$213,399,154

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,115,446,405	$272,238,118	$361,018,552	$343,775,701	$211,235,225
Undistributed net investment income (loss)	(2,719,444)	3,425,498	10,133,413	2,860,548	3,379,356
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	(26,551,945)	(13,168,784)	(3,741,891)	11,019,148	(4,316,154)
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, written options and swap agreements	40,324,441	135,324,737	166,445,788	89,185,037	3,100,727

NET ASSETS	$1,126,499,457	$397,819,569	$533,855,862	$446,840,434	$213,399,154

CAPITAL SHARES:
Net Assets—Class I	$840,754,555	$103,916,930	$129,401,761	$266,514,482	$58,886,816
Shares Outstanding—Class I	82,658,788	9,869,439	11,191,471	16,174,144	5,162,508
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$10.17	$10.53	$11.56	$16.48	$11.41
Net Assets—Class II	$285,744,902	$293,902,639	$404,454,101	$180,325,952	$154,512,338
Shares Outstanding—Class II	27,935,127	29,538,151	37,150,712	11,523,270	14,410,199
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$10.23	$9.95	$10.89	$15.65	$10.72
Cost of investments	$1,186,454,774	$276,351,142	$395,808,191	$428,837,597	$216,005,471
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$1,511,362

† Includes securities on loan with values of (Note 7):	$102,647,308	$12,944,286	$27,313,477	$68,963,263	$7,528,390

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$341,747,801	$593,535,148	$1,497,546,398	$1,887,003,532	$737,747,623
Receivables:
Dividends	513,888	684,412	1,053,109	701,288	—
Investments sold	28,096	47,758	109,656	134,526	58,496
Fund shares sold	67,039	88,932	1,100,144	1,119,509	372,350

Total Assets	342,356,824	594,356,250	1,499,809,307	1,888,958,855	738,178,469

LIABILITIES:
Payables:
Investments purchased	580,927	773,344	2,139,353	1,820,798	369,141
Fund shares redeemed	—	—	13,900	—	3,209
Accrued Expenses:
Advisory fees	29,029	49,351	113,324	139,036	60,431
Administration fees	7,353	7,352	7,352	7,352	7,353
Directors’ fees and expenses	2,041	3,556	9,053	11,262	4,400
Other accrued expenses	54,777	80,221	169,335	195,248	80,816

Total Liabilities	674,127	913,824	2,452,317	2,173,696	525,350

NET ASSETS	$341,682,697	$593,442,426	$1,497,356,990	$1,886,785,159	$737,653,119

NET ASSETS REPRESENTED BY:
Paid-in capital	$325,439,566	$562,496,520	$1,411,148,281	$1,733,325,628	$705,786,620
Undistributed net investment income	3,188,661	4,766,931	11,906,664	8,123,293	910,154
Accumulated net realized loss on investments	(9,155,373)	(13,453,749)	(40,260,744)	(12,479,172)	(10,160,834)
Net unrealized appreciation on investments	22,209,843	39,632,724	114,562,789	157,815,410	41,117,179

NET ASSETS	$341,682,697	$593,442,426	$1,497,356,990	$1,886,785,159	$737,653,119

CAPITAL SHARES:
Net Assets	$341,682,697	$593,442,426	$1,497,356,990	$1,886,785,159	$737,653,119
Shares Outstanding	13,606,117	24,211,514	64,678,992	83,871,604	35,156,988
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$25.11	$24.51	$23.15	$22.50	$20.98
Cost of investments	$319,537,958	$553,902,424	$1,382,983,609	$1,729,188,122	$696,630,444

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$224,729,361	$228,960,188	$390,940,467	$384,616,492	$299,772,228
Receivables:
Dividends	337,225	269,352	340,390	212,379	124,036
Investments sold	18,590	18,756	441,992	285,700	24,261
Fund shares sold	375,000	208,024	99,640	80,587	245,964

Total Assets	225,460,176	229,456,320	391,822,489	385,195,158	300,166,489

LIABILITIES:
Payables:
Investments purchased	712,225	297,283	340,390	212,379	370,000
Fund shares redeemed	—	180,094	509,591	335,151	—
Accrued Expenses:
Advisory fees	19,203	19,379	33,106	32,182	25,075
Administration fees	7,352	7,352	7,352	7,353	7,353
Directors’ fees and expenses	1,300	1,318	2,218	2,120	1,643
Other accrued expenses	41,607	42,385	50,076	48,704	43,171

Total Liabilities	781,687	547,811	942,733	637,889	447,242

NET ASSETS	$224,678,489	$228,908,509	$390,879,756	$384,557,269	$299,719,247

NET ASSETS REPRESENTED BY:
Paid-in capital	$215,970,714	$217,097,587	$368,492,823	$358,690,503	$276,021,293
Undistributed net investment income	1,669,877	1,624,416	2,440,961	1,035,133	565,364
Accumulated net realized loss on investments	(2,513,655)	(6,602,515)	(8,923,031)	(5,465,947)	(3,292,694)
Net unrealized appreciation on investments	9,551,553	16,789,021	28,869,003	30,297,580	26,425,284

NET ASSETS	$224,678,489	$228,908,509	$390,879,756	$384,557,269	$299,719,247

CAPITAL SHARES:
Net Assets	$224,678,489	$228,908,509	$390,879,756	$384,557,269	$299,719,247
Shares Outstanding	21,073,129	21,448,286	36,129,573	35,487,697	27,748,917
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.66	$10.67	$10.82	$10.84	$10.80
Cost of investments	$215,177,808	$212,171,167	$362,071,464	$354,318,912	$273,346,944

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$233,868,778	$148,832,645	$147,000,767	$30,395,175
Receivables:
Dividends	61,701	22,615	20,883	4,329
Investments sold	58,623	79,596	11,760	2,393
Fund shares sold	79,768	19,482	148,203	37,318

Total Assets	234,068,870	148,954,338	147,181,613	30,439,215

LIABILITIES:
Payables:
Investments purchased	61,701	22,615	169,086	41,647
Fund shares redeemed	119,428	87,074	—	—
Accrued Expenses:
Advisory fees	19,597	12,407	12,158	2,475
Administration fees	7,352	7,353	7,352	7,440
Directors’ fees and expenses	1,304	814	813	67
Other accrued expenses	38,962	34,765	35,285	28,460

Total Liabilities	248,344	165,028	224,694	80,089

NET ASSETS	$233,820,526	$148,789,310	$146,956,919	$30,359,126

NET ASSETS REPRESENTED BY:
Paid-in capital	$211,087,434	$131,964,357	$127,457,496	$26,226,044
Undistributed net investment income (loss)	225,184	27,762	16,041	(21,916)
Accumulated net realized gain (loss) on investments	(3,421,578)	(2,538,792)	(8,655,666)	150,965
Net unrealized appreciation on investments	25,929,486	19,335,983	28,139,048	4,004,033

NET ASSETS	$233,820,526	$148,789,310	$146,956,919	$30,359,126

CAPITAL SHARES:
Net Assets	$233,820,526	$148,789,310	$146,956,919	$30,359,126
Shares Outstanding	21,406,930	13,653,832	13,430,656	2,521,862
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.92	$10.90	$10.94	$12.04
Cost of investments	$207,939,292	$129,496,662	$118,861,719	$26,391,142

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2011 to June 30, 2011 (Unaudited)

	Low Duration Bond	Inflation Protected Securities	Equity Income
INVESTMENT INCOME:
Dividends	$19,641	$35,974	$19,645,842
Interest	7,264,126	13,346,789	—
Security lending income	8,604	25,206	244,622
Foreign taxes withheld on dividends	—	(2,675)	(153,494)

Total investment income	7,292,371	13,405,294	19,736,970

EXPENSES:
Advisory (Note 4)	275,981	248,261	961,756
Subadviser	395,670	376,452	3,618,208
Fund services	965,948	868,926	3,366,198
Custodian	19,380	36,639	13,047
Administration	8,902	8,901	8,902
Fund accounting	11,157	11,157	18,482
Legal	24,562	22,578	83,852
Audit	11,724	11,660	11,494
Directors	5,053	4,559	17,622
State license fees and memberships	11,765	32,467	38,665
Other expenses	16,571	30,457	70,599

Total expenses	1,746,713	1,652,057	8,208,825
Less waivers (Note 4)	—	—	(41,987)

Net Expenses	1,746,713	1,652,057	8,166,838

NET INVESTMENT INCOME	5,545,658	11,753,237	11,570,132

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	1,414,236	2,870,315	60,542,612
Forward contracts and foreign currency transactions	(578,042)	—	(4,054)
Futures contracts	(370,421)	(588,501)	—
Options written	—	81,755	—

Net realized gain	465,773	2,363,569	60,538,558

Net change in unrealized appreciation (depreciation) on:
Investments	842,055	8,742,393	72,868,949
Forward contracts and foreign currency transactions	49,022	16,262	(2,086)
Futures contracts	(24,970)	44,491	—
Options written	—	409,881	—
Swap agreements	—	24,053	—

Net change in unrealized appreciation	866,107	9,237,080	72,866,863

NET GAIN	1,331,880	11,600,649	133,405,421

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,877,538	$23,353,886	$144,975,553

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2011 to June 30, 2011 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$11,509,224	$12,185,496	$2,978,229	$6,347,721
Security lending income	79,721	57,736	23,856	259,241
Foreign taxes withheld on dividends	—	(40,187)	(93)	(174,247)

Total investment income	11,588,945	12,203,045	3,001,992	6,432,715

EXPENSES:
Advisory (Note 4)	621,868	982,364	172,058	575,527
Subadviser	1,909,837	3,455,238	860,990	2,513,152
Fund services	2,176,571	3,438,329	602,211	2,014,377
Custodian	11,254	8,503	7,622	11,464
Administration	8,902	8,902	8,901	8,902
Fund accounting	13,133	27,203	11,157	14,628
Legal	55,404	82,039	15,472	51,343
Audit	11,621	11,463	11,723	11,724
Directors	11,507	18,451	3,176	10,763
State license fees and memberships	31,770	37,709	9,412	30,707
Other expenses	40,759	51,056	7,803	26,403

Total expenses	4,892,626	8,121,257	1,710,525	5,268,990
Less waivers (Note 4)	(21,493)	(146,706)	—	—

Net Expenses	4,871,133	7,974,551	1,710,525	5,268,990

NET INVESTMENT INCOME	6,717,812	4,228,494	1,291,467	1,163,725

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	62,694,041	111,968,002	30,319,397	80,604,377
Forward contracts and foreign currency transactions	(49,745)	—	—	2,016

Net realized gain	62,644,296	111,968,002	30,319,397	80,606,393

Net change in unrealized appreciation (depreciation) on:
Investments	(3,966,768)	(50,496,113)	(2,794,114)	(27,685,449)
Forward contracts and foreign currency transactions	(22)	—	—	9,750

Net change in unrealized depreciation	(3,966,790)	(50,496,113)	(2,794,114)	(27,675,699)

NET GAIN	58,677,506	61,471,889	27,525,283	52,930,694

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,395,318	$65,700,383	$28,816,750	$54,094,419

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2011 to June 30, 2011 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
INVESTMENT INCOME:
Dividends	$706,716	$25,217,843	$677,994
Interest	1,077,369	3,092	7,360,220
Security lending income	257,103	973,664	—
Foreign taxes withheld on dividends	(5,304)	(2,310,911)	(24,915)

Total investment income	2,035,884	23,883,688	8,013,299

EXPENSES:
Advisory (Note 4)	107,199	619,350	446,887
Subadviser	467,509	2,953,332	1,802,920
Fund services	375,204	2,167,761	1,564,130
Custodian	18,177	18,027	51,185
Administration	8,902	8,902	8,902
Fund accounting	12,893	14,990	14,628
Legal	9,654	55,192	75,775
Audit	11,724	11,602	11,724
Directors	1,990	11,382	8,178
State license fees and memberships	8,869	31,827	7,519
Other expenses	4,927	54,249	71,302

Total expenses	1,027,048	5,946,614	4,063,150
Less waivers (Note 4)	—	—	(109,569)

Net Expenses	1,027,048	5,946,614	3,953,581

NET INVESTMENT INCOME	1,008,836	17,937,074	4,059,718

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	7,801,991	40,677,149	2,363,110
Forward contracts and foreign currency transactions	(60,289)	(576,871)	(2,151,023)
Futures contracts	2,381,229	—	1,308,431
Options written	—	—	(23,201)
Swap agreements	—	—	(101,348)

Net realized gain	10,122,931	40,100,278	1,395,969

Net change in unrealized appreciation (depreciation) on:
Investments	(6,390,831)	24,129,653 (a)	4,084,187
Forward contracts and foreign currency transactions	18,400	(55,822)	(369,767)
Futures contracts	4,109,474	—	914,446
Options written	—	—	(24,609)
Swap agreements	—	—	1,853,545

Net change in unrealized appreciation (depreciation)	(2,262,957)	24,073,831	6,457,802

NET GAIN	7,859,974	64,174,109	7,853,771

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,868,810	$82,111,183	$11,913,489

(1)	Formerly Diversified Assets Fund.
(a)	Net of decrease in deferred foreign tax of $18,711.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2011 to June 30, 2011 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$14,439	$3,827,259	$4,903,479	$2,761,889	$4,881,944
Interest	19,595,793	396	163	195	968
Security lending income	50,979	25,436	84,757	188,538	173,170
Foreign taxes withheld on dividends	(1,134)	—	(437)	(1,269)	(429,406)

Total investment income	19,660,077	3,853,091	4,987,962	2,949,353	4,626,676

EXPENSES:
Advisory (Note 4)	278,845	99,472	134,802	107,876	52,858
Subadviser	117,749	39,763	61,923	65,461	73,346
Fund services Class I	1,256,537	156,790	197,715	383,411	87,416
Fund services Class II	138,834	146,680	203,698	87,945	76,577
Custodian	27,950	9,547	17,785	17,476	10,312
Administration	8,902	8,902	8,902	8,902	8,902
Fund accounting	13,774	11,157	11,157	11,157	11,157
Legal	50,183	17,479	24,479	18,666	9,377
Audit	11,725	11,725	11,725	11,724	11,724
Directors	10,245	3,648	5,033	3,851	1,943
State license fees and memberships	36,434	48,879	33,941	32,715	44,808
Other expenses	28,200	13,020	14,698	24,276	25,981

Total expenses	1,979,378	567,062	725,858	773,460	414,401

NET INVESTMENT INCOME	17,680,699	3,286,029	4,262,104	2,175,893	4,212,275

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	2,524,914	1,782,057	11,261,066	7,958,307	(149,323)
Forward contracts and foreign currency transactions	—	—	—	—	169,963
Futures contracts	—	503,019	116,301	(401,213)	(197,347)

Net realized gain (loss)	2,524,914	2,285,076	11,377,367	7,557,094	(176,707)

Net change in unrealized appreciation (depreciation) on:
Investments	8,278,976	16,911,088	15,975,547	18,563,097	6,978,510
Forward contracts and foreign currency transactions	—	—	—	—	21,771
Futures contracts	—	(62,269)	43,171	372,746	98,669

Net change in unrealized appreciation	8,278,976	16,848,819	16,018,718	18,935,843	7,098,950

NET GAIN	10,803,890	19,133,895	27,396,085	26,492,937	6,922,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,484,589	$22,419,924	$31,658,189	$28,668,830	$11,134,518

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2011 to June 30, 2011 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$2,793,079	$3,772,627	$6,068,923	$4,343,117	$—

Total investment income	2,793,079	3,772,627	6,068,923	4,343,117	—

EXPENSES:
Advisory (Note 4)	169,037	289,172	670,460	820,866	356,545
Custodian	1,086	1,086	1,086	1,086	1,086
Administration	7,417	7,417	7,417	7,417	7,418
Fund accounting	6,181	8,869	22,082	24,978	8,688
Legal	15,297	26,405	67,497	83,674	32,582
Audit	8,815	8,752	8,654	8,815	8,815
Directors	3,127	5,449	13,879	17,277	6,758
State license fees and memberships	11,403	11,584	16,992	18,579	11,041
Other expenses	10,945	18,341	42,211	56,324	24,857

Total expenses	233,308	377,075	850,278	1,039,016	457,790

NET INVESTMENT INCOME (LOSS)	2,559,771	3,395,552	5,218,645	3,304,101	(457,790)

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	(919,266)	608,948	16,053,072	17,157,087	677,416
Net change in unrealized appreciation on investments	9,189,601	17,793,153	43,763,412	71,159,122	41,182,627

NET GAIN	8,270,335	18,402,101	59,816,484	88,316,209	41,860,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,830,106	$21,797,653	$65,035,129	$91,620,310	$41,402,253

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2011 to June 30, 2011 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a) .	$1,846,943	$1,393,539	$1,862,188	$1,285,329	$763,587

Total investment income	1,846,943	1,393,539	1,862,188	1,285,329	763,587

EXPENSES:
Advisory (Note 4)	110,888	112,179	190,616	183,906	142,953
Custodian	181	181	181	181	181
Administration	7,417	7,417	7,417	7,418	7,417
Fund accounting	6,181	6,181	6,181	6,181	6,181
Legal	10,026	10,099	16,728	15,880	12,315
Audit	8,825	8,825	8,825	8,825	8,825
Directors	2,018	2,042	3,428	3,276	2,537
State license fees and memberships	11,765	12,308	11,946	11,222	10,498
Other expenses	22,999	20,613	28,994	26,050	20,241

Total expenses	180,300	179,845	274,316	262,939	211,148

NET INVESTMENT INCOME	1,666,643	1,213,694	1,587,872	1,022,390	552,439

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	2,824,965	2,003,367	(2,276,534)	(1,498,125)	(1,024,350)
Net change in unrealized appreciation on investments	2,554,482	6,032,463	17,387,958	17,317,738	14,512,749

NET GAIN	5,379,447	8,035,830	15,111,424	15,819,613	13,488,399

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,046,090	$9,249,524	$16,699,296	$16,842,003	$14,040,838

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statement of Operations

For the Period from January 1, 2011 to June 30, 2011 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$384,265	$139,726	$127,530	$24,792

Total investment income	384,265	139,726	127,530	24,792

EXPENSES:
Advisory (Note 4)	112,745	71,109	69,858	13,358
Custodian	181	181	181	349
Administration	7,417	7,417	7,418	7,439
Fund accounting	6,181	6,181	6,181	6,188
Legal	9,748	6,105	6,075	1,889
Audit	8,825	8,825	8,825	8,776
Directors	2,011	1,256	1,251	152
State license fees and memberships	9,774	9,412	9,774	5,020
Other expenses	15,568	10,288	8,533	5,016

Total expenses	172,450	120,774	118,096	48,187
Less reimbursements/waivers (Note 4)	—	—	—	(1,479)

Net Expenses	172,450	120,774	118,096	46,708

NET INVESTMENT INCOME (LOSS)	211,815	18,952	9,434	(21,916)

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	(1,616,275)	(1,453,671)	(770,662)	84,450
Net change in unrealized appreciation on investments	13,172,108	9,401,196	8,886,255	1,429,660

NET GAIN	11,555,833	7,947,525	8,115,593	1,514,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,767,648	$7,966,477	$8,125,027	$1,492,194

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Low Duration Bond
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,545,658	$11,368,342
Net realized gain	465,773	7,891,404
Net change in unrealized appreciation (depreciation)	866,107	(4,644,205)

Net increase in net assets resulting from operations	6,877,538	14,615,541

Distributions to shareholders from:
Net investment income	(5,591,986)	(11,819,982)

Total distributions	(5,591,986)	(11,819,982)

Capital share transactions:
Proceeds from sale of shares	39,703,719	153,859,333
Reinvestment of distributions	5,591,986	11,819,982
Value of shares redeemed	(29,283,557)	(148,424,550)

Net increase from capital share transactions	16,012,148	17,254,765

Total increase in net assets	17,297,700	20,050,324

NET ASSETS at beginning of period	537,709,170	517,658,846

NET ASSETS at end of period	$555,006,870	$537,709,170

Accumulated net investment income included in net assets at end of period	$222,413	$268,741

SHARE TRANSACTIONS:
Number of shares sold	3,948,456	15,262,796
Number of shares issued through reinvestment of dividends and distributions	555,528	1,174,377
Number of shares redeemed	(2,904,179)	(14,867,466)

Net increase in shares outstanding	1,599,805	1,569,707

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Inflation Protected Securities		Equity Income
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$11,753,237	$7,493,347	$11,570,132	$19,287,303
Net realized gain	2,363,569	13,341,834	60,538,558	68,128,714
Net change in unrealized appreciation	9,237,080	2,863,005	72,866,863	126,234,519

Net increase in net assets resulting from operations	23,353,886	23,698,186	144,975,553	213,650,536

Distributions to shareholders from:
Net investment income	(11,660,359)	(7,562,392)	—	(17,413,710)
Net realized gain	—	(7,414,344)	—	—

Total distributions	(11,660,359)	(14,976,736)	—	(17,413,710)

Capital share transactions:
Proceeds from sale of shares	35,690,778	176,197,701	60,803,783	258,561,722
Reinvestment of distributions	11,660,359	14,976,736	—	17,413,211
Value of shares redeemed	(42,346,960)	(46,683,849)	(115,564,931)	(120,905,222)

Net increase (decrease) from capital share transactions	5,004,177	144,490,588	(54,761,148)	155,069,711

Total increase in net assets	16,697,704	153,212,038	90,214,405	351,306,537

NET ASSETS at beginning of period	492,001,645	338,789,607	1,867,505,168	1,516,198,631

NET ASSETS at end of period	$508,699,349	$492,001,645	$1,957,719,573	$1,867,505,168

Accumulated net investment income included in net assets at end of period	$92,878	$—	$31,283,879	$19,713,747

SHARE TRANSACTIONS:
Number of shares sold	3,215,070	16,047,775	6,639,897	32,408,118
Number of shares issued through reinvestment of dividends and distributions	1,040,615	1,363,298	—	2,051,026
Number of shares redeemed	(3,804,186)	(4,244,002)	(12,802,693)	(15,260,016)

Net increase (decrease) in shares outstanding	451,499	13,167,071	(6,162,796)	19,199,128

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth & Income		Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$6,717,812	$9,774,009	$4,228,494	$11,957,271
Net realized gain	62,644,296	80,869,349	111,968,002	132,859,679
Net change in unrealized appreciation (depreciation)	(3,966,790)	65,787,259	(50,496,113)	112,223,450

Net increase in net assets resulting from operations	65,395,318	156,430,617	65,700,383	257,040,400

Distributions to shareholders from:
Net investment income	—	(9,595,362)	—	(12,440,966)

Total distributions	—	(9,595,362)	—	(12,440,966)

Capital share transactions:
Proceeds from sale of shares	42,042,828	156,434,244	36,749,715	118,629,311
Reinvestment of distributions	—	9,595,165	—	12,440,966
Value of shares redeemed	(77,261,857)	(108,378,342)	(110,851,720)	(218,394,942)

Net increase (decrease) from capital share transactions	(35,219,029)	57,651,067	(74,102,005)	(87,324,665)

Total increase (decrease) in net assets	30,176,289	204,486,322	(8,401,622)	157,274,769

NET ASSETS at beginning of period	1,228,121,922	1,023,635,600	1,971,807,269	1,814,532,500

NET ASSETS at end of period	$1,258,298,211	$1,228,121,922	$1,963,405,647	$1,971,807,269

Accumulated net investment income included in net assets at end of period	$10,107,036	$3,389,224	$4,632,757	$404,263

SHARE TRANSACTIONS:
Number of shares sold	4,160,547	17,780,947	4,081,092	15,096,886
Number of shares issued through reinvestment of dividends and distributions	—	1,002,630	—	1,429,996
Number of shares redeemed	(7,719,089)	(12,392,060)	(12,344,048)	(27,614,863)

Net increase (decrease) in shares outstanding	(3,558,542)	6,391,517	(8,262,956)	(11,087,981)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Select Value		Aggressive Opportunities
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,291,467	$3,055,195	$1,163,725	$505,137
Net realized gain	30,319,397	29,416,353	80,606,393	150,445,498
Net change in unrealized appreciation (depreciation)	(2,794,114)	26,343,846	(27,675,699)	34,516,017

Net increase in net assets resulting from operations	28,816,750	58,815,394	54,094,419	185,466,652

Distributions to shareholders from:
Net investment income	—	(2,972,119)	—	—

Total distributions	—	(2,972,119)	—	—

Capital share transactions:
Proceeds from sale of shares	14,532,562	18,344,078	12,312,098	66,682,250
Reinvestment of distributions	—	2,972,119	—	—
Value of shares redeemed	(30,916,205)	(34,623,221)	(75,734,790)	(114,677,378)

Net decrease from capital share transactions	(16,383,643)	(13,307,024)	(63,422,692)	(47,995,128)

Total increase (decrease) in net assets	12,433,107	42,536,251	(9,328,273)	137,471,524

NET ASSETS at beginning of period	338,336,440	295,800,189	1,147,569,790	1,010,098,266

NET ASSETS at end of period	$350,769,547	$338,336,440	$1,138,241,517	$1,147,569,790

Accumulated net investment income included in net assets at end of period	$1,587,725	$296,258	$1,787,556	$623,831

SHARE TRANSACTIONS:
Number of shares sold	1,392,012	2,148,934	1,048,455	6,533,411
Number of shares issued through reinvestment of dividends and distributions	—	304,833	—	—
Number of shares redeemed	(2,992,041)	(3,932,125)	(6,444,686)	(11,440,999)

Net decrease in shares outstanding	(1,600,029)	(1,478,358)	(5,396,231)	(4,907,588)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery		International
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,008,836	$1,783,425	$17,937,074	$20,744,447
Net realized gain	10,122,931	41,836,563	40,100,278	20,637,444
Net change in unrealized appreciation (depreciation)	(2,262,957)	2,640,839	24,073,831	47,499,370

Net increase in net assets resulting from operations	8,868,810	46,260,827	82,111,183	88,881,261

Distributions to shareholders from:
Net investment income	—	(1,907,086)	—	(22,937,847)

Total distributions	—	(1,907,086)	—	(22,937,847)

Capital share transactions:
Proceeds from sale of shares	10,502,761	24,685,115	51,460,860	221,751,601
Reinvestment of distributions	—	1,907,086	—	22,937,847
Value of shares redeemed	(17,070,558)	(36,350,248)	(91,038,140)	(107,496,325)

Net increase (decrease) from capital share transactions	(6,567,797)	(9,758,047)	(39,577,280)	137,193,123

Total increase in net assets	2,301,013	34,595,694	42,533,903	203,136,537

NET ASSETS at beginning of period	212,769,958	178,174,264	1,218,763,185	1,015,626,648

NET ASSETS at end of period	$215,070,971	$212,769,958	$1,261,297,088	$1,218,763,185

Accumulated net investment income (loss) included in net assets at end of period	$959,274	$(49,562)	$29,512,027	$11,574,953

SHARE TRANSACTIONS:
Number of shares sold	1,083,105	3,105,575	5,352,564	25,357,736
Number of shares issued through reinvestment of dividends and distributions	—	205,015	—	2,493,244
Number of shares redeemed	(1,772,180)	(4,380,347)	(9,359,002)	(12,161,106)

Net increase (decrease) in shares outstanding	(689,075)	(1,069,757)	(4,006,438)	15,689,874

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversifying Strategies(1)
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,059,718	$7,806,302
Net realized gain	1,395,969	6,694,400
Net change in unrealized appreciation	6,457,802	20,775,645

Net increase in net assets resulting from operations	11,913,489	35,276,347

Distributions to shareholders from:
Net investment income	—	(15,514,149)

Total distributions	—	(15,514,149)

Capital share transactions:
Proceeds from sale of shares	52,623,368	431,006,703
Reinvestment of distributions	—	15,514,149
Value of shares redeemed	(31,784,663)	(48,887,751)

Net increase from capital share transactions	20,838,705	397,633,101

Total increase in net assets	32,752,194	417,395,299

NET ASSETS at beginning of period	870,591,114	453,195,815

NET ASSETS at end of period	$903,343,308	$870,591,114

Accumulated net investment income (loss) included in net assets at end of period	$2,303,941	$(1,755,777)

SHARE TRANSACTIONS:
Number of shares sold	5,125,072	43,063,258
Number of shares issued through reinvestment of dividends and distributions	—	1,531,505
Number of shares redeemed	(3,105,413)	(4,948,332)

Net increase in shares outstanding	2,019,659	39,646,431

(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$17,680,699	$33,435,459	$3,286,029	$6,035,497
Net realized gain	2,524,914	7,955,159	2,285,076	4,234,237
Net change in unrealized appreciation	8,278,976	16,038,999	16,848,819	38,084,448

Net increase in net assets resulting from operations	28,484,589	57,429,617	22,419,924	48,354,182

Distributions to shareholders from:
Net investment income—Class I	(15,155,454)	(28,430,963)	—	(1,428,297)
Net investment income—Class II	(5,258,999)	(10,420,610)	—	(4,640,755)

Total distributions	(20,414,453)	(38,851,573)	—	(6,069,052)

Capital share transactions:
Proceeds from sale of shares—Class I	54,782,632	203,777,877	8,803,693	14,588,594
Proceeds from sale of shares—Class II	20,403,379	50,001,904	19,865,419	37,573,481
Reinvestment of distributions—Class I	15,155,454	28,430,963	—	1,427,754
Reinvestment of distributions—Class II	5,258,999	10,420,610	—	4,640,755
Value of shares redeemed—Class I	(60,303,607)	(278,819,887)	(13,462,352)	(10,331,582)
Value of shares redeemed—Class II	(24,188,887)	(20,765,381)	(23,892,530)	(29,614,247)

Net increase (decrease) from capital share transactions	11,107,970	(6,953,914)	(8,685,770)	18,284,755

Total increase in net assets	19,178,106	11,624,130	13,734,154	60,569,885

NET ASSETS at beginning of period	1,107,321,351	1,095,697,221	384,085,415	323,515,530

NET ASSETS at end of period	$1,126,499,457	$1,107,321,351	$397,819,569	$384,085,415

Accumulated net investment income (loss) included in net assets at end of period	$(2,719,444)	$14,310	$3,425,498	$139,469

SHARE TRANSACTIONS:
Number of shares sold—Class I	5,433,603	19,999,683	848,010	1,592,115
Number of shares issued through reinvestment of dividends and distributions—Class I	1,496,818	2,799,424	—	145,097
Number of shares redeemed—Class I	(5,925,397)	(27,859,444)	(1,295,056)	(1,159,827)

Net increase (decrease) in shares outstanding—Class I	1,005,024	(5,060,337)	(447,046)	577,385

Number of shares sold—Class II	2,003,636	4,856,998	2,029,892	4,346,334
Number of shares issued through reinvestment of dividends and distributions—Class II	516,470	1,020,016	—	499,543
Number of shares redeemed—Class II	(2,378,301)	(2,041,422)	(2,455,826)	(3,458,473)

Net increase (decrease) in shares outstanding—Class II	141,805	3,835,592	(425,934)	1,387,404

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase in net assets resulting from operations:
Net investment income	$4,262,104	$8,214,664	$2,175,893	$3,699,440
Net realized gain	11,377,367	10,774,722	7,557,094	10,490,951
Net change in unrealized appreciation	16,018,718	61,434,056	18,935,843	65,038,295

Net increase in net assets resulting from operations	31,658,189	80,423,442	28,668,830	79,228,686

Distributions to shareholders from:
Net investment income—Class I	—	(1,698,268)	—	(1,856,518)
Net investment income—Class II	—	(6,388,942)	—	(1,502,952)
Net realized gain—Class I	—	—	—	(4,324,029)
Net realized gain—Class II	—	—	—	(2,957,241)

Total distributions	—	(8,087,210)	—	(10,640,740)

Capital share transactions:
Proceeds from sale of shares—Class I	6,618,747	8,161,973	25,291,118	78,493,509
Proceeds from sale of shares—Class II	16,986,997	40,387,637	23,699,757	45,105,812
Reinvestment of distributions—Class I	—	1,698,268	—	6,179,653
Reinvestment of distributions—Class II	—	6,388,942	—	4,460,193
Value of shares redeemed—Class I	(16,577,944)	(15,130,889)	(19,650,560)	(15,906,098)
Value of shares redeemed—Class II	(42,532,387)	(54,166,831)	(16,141,450)	(13,566,570)

Net increase (decrease) from capital share transactions	(35,504,587)	(12,660,900)	13,198,865	104,766,499

Total increase (decrease) in net assets	(3,846,398)	59,675,332	41,867,695	173,354,445

NET ASSETS at beginning of period	537,702,260	478,026,928	404,972,739	231,618,294

NET ASSETS at end of period	$533,855,862	$537,702,260	$446,840,434	$404,972,739

Accumulated net investment income included in net assets at end of period	$10,133,413	$5,871,309	$2,860,548	$684,655

SHARE TRANSACTIONS:
Number of shares sold—Class I	583,221	823,042	1,571,287	5,770,721
Number of shares issued through reinvestment of dividends and distributions—Class I	—	157,393	—	406,557
Number of shares redeemed—Class I	(1,454,989)	(1,566,504)	(1,235,121)	(1,203,680)

Net increase (decrease) in shares outstanding—Class I	(871,768)	(586,069)	336,166	4,973,598

Number of shares sold—Class II	1,579,312	4,472,508	1,550,052	3,480,050
Number of shares issued through reinvestment of dividends and distributions—Class II	—	629,452	—	309,306
Number of shares redeemed—Class II	(3,975,093)	(5,751,688)	(1,063,303)	(1,063,592)

Net increase (decrease) in shares outstanding—Class II	(2,395,781)	(649,728)	486,749	2,725,764

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,212,275	$4,377,431
Net realized loss	(176,707)	(311,721)
Net change in unrealized appreciation	7,098,950	10,232,532

Net increase in net assets resulting from operations	11,134,518	14,298,242

Distributions to shareholders from:
Net investment income—Class I	—	(1,217,868)
Net investment income—Class II	—	(3,668,751)

Total distributions	—	(4,886,619)

Capital share transactions:
Proceeds from sale of shares—Class I	3,596,047	8,123,045
Proceeds from sale of shares—Class II	10,030,495	23,326,692
Reinvestment of distributions—Class I	—	1,217,868
Reinvestment of distributions—Class II	—	3,668,751
Value of shares redeemed—Class I	(5,446,413)	(7,089,014)
Value of shares redeemed—Class II	(12,772,709)	(12,740,308)

Net increase (decrease) from capital share transactions	(4,592,580)	16,507,034

Total increase in net assets	6,541,938	25,918,657

NET ASSETS at beginning of period	206,857,216	180,938,559

NET ASSETS at end of period	$213,399,154	$206,857,216

Accumulated net investment income (loss) included in net assets at end of period	$3,379,356	$(832,919)

SHARE TRANSACTIONS:
Number of shares sold—Class I	319,977	794,858
Number of shares issued through reinvestment of dividends and distributions—Class I	—	114,307
Number of shares redeemed—Class I	(484,953)	(719,758)

Net increase (decrease) in shares outstanding—Class I	(164,976)	189,407

Number of shares sold—Class II	948,072	2,446,773
Number of shares issued through reinvestment of dividends and distributions—Class II	—	366,711
Number of shares redeemed—Class II	(1,220,735)	(1,341,339)

Net increase (decrease) in shares outstanding—Class II	(272,663)	1,472,145

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Savings Oriented		Conservative Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,559,771	$6,337,201	$3,395,552	$9,904,540
Net realized gain (loss)	(919,266)	(2,640,382)	608,948	2,312,457
Net change in unrealized appreciation	9,189,601	17,590,586	17,793,153	33,658,884

Net increase in net assets resulting from operations	10,830,106	21,287,405	21,797,653	45,875,881

Distributions to shareholders from:
Net investment income	—	(6,476,782)	—	(10,064,194)

Total distributions	—	(6,476,782)	—	(10,064,194)

Capital share transactions:
Proceeds from sale of shares	18,893,097	39,888,620	23,323,321	59,902,564
Reinvestment of distributions	—	6,475,804	—	10,063,438
Value of shares redeemed	(26,573,409)	(29,938,691)	(38,590,409)	(47,048,924)

Net increase (decrease) from capital share transactions	(7,680,312)	16,425,733	(15,267,088)	22,917,078

Total increase in net assets	3,149,794	31,236,356	6,530,565	58,728,765

NET ASSETS at beginning of period	338,532,903	307,296,547	586,911,861	528,183,096

NET ASSETS at end of period	$341,682,697	$338,532,903	$593,442,426	$586,911,861

Undistributed net investment income included in net assets at end of period	$3,188,661	$628,890	$4,766,931	$1,371,379

SHARE TRANSACTIONS:
Number of shares sold	760,905	1,671,899	964,360	2,629,989
Number of shares issued through reinvestment of dividends and distributions	—	266,165	—	425,875
Number of shares redeemed	(1,073,767)	(1,255,126)	(1,600,836)	(2,071,257)

Net increase (decrease) in shares outstanding	(312,862)	682,938	(636,476)	984,607

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Traditional Growth		Long-Term Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,218,645	$21,820,282	$3,304,101	$23,528,585
Net realized gain	16,053,072	13,171,964	17,157,087	12,496,051
Net change in unrealized appreciation	43,763,412	112,016,099	71,159,122	169,636,223

Net increase in net assets resulting from operations	65,035,129	147,008,345	91,620,310	205,660,859

Distributions to shareholders from:
Net investment income	—	(21,975,154)	—	(26,389,015)

Total distributions	—	(21,975,154)	—	(26,389,015)

Capital share transactions:
Proceeds from sale of shares	39,323,393	81,013,767	46,602,773	100,667,167
Reinvestment of distributions	—	21,972,001	—	26,389,015
Value of shares redeemed	(102,758,769)	(85,311,246)	(99,867,871)	(79,000,421)

Net increase (decrease) from capital share transactions	(63,435,376)	17,674,522	(53,265,098)	48,055,761

Total increase in net assets	1,599,753	142,707,713	38,355,212	227,327,605

NET ASSETS at beginning of period	1,495,757,237	1,353,049,524	1,848,429,947	1,621,102,342

NET ASSETS at end of period	$1,497,356,990	$1,495,757,237	$1,886,785,159	$1,848,429,947

Undistributed net investment income included in net assets at end of period	$11,906,664	$6,688,019	$8,123,293	$4,819,192

SHARE TRANSACTIONS:
Number of shares sold	1,716,204	3,873,208	2,096,559	5,065,938
Number of shares issued through reinvestment of dividends and distributions	—	991,069	—	1,231,405
Number of shares redeemed	(4,519,439)	(4,101,587)	(4,539,728)	(3,983,899)

Net increase (decrease) in shares outstanding	(2,803,235)	762,690	(2,443,169)	2,313,444

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	All-Equity Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(457,790)	$5,917,143
Net realized gain (loss)	677,416	(3,536,219)
Net change in unrealized appreciation	41,182,627	89,034,048

Net increase in net assets resulting from operations	41,402,253	91,414,972

Distributions to shareholders from:
Net investment income	—	(5,906,426)

Total distributions	—	(5,906,426)

Capital share transactions:
Proceeds from sale of shares	31,232,705	67,871,936
Reinvestment of distributions	—	5,906,426
Value of shares redeemed	(50,071,449)	(35,730,366)

Net increase (decrease) from capital share transactions	(18,838,744)	38,047,996

Total increase in net assets	22,563,509	123,556,542

NET ASSETS at beginning of period	715,089,610	591,533,068

NET ASSETS at end of period	$737,653,119	$715,089,610

Undistributed net investment income included in net assets at end of period	$910,154	$1,367,944

SHARE TRANSACTIONS:
Number of shares sold	1,509,891	3,779,376
Number of shares issued through reinvestment of dividends and distributions	—	298,003
Number of shares redeemed	(2,455,774)	(2,004,125)

Net increase (decrease) in shares outstanding	(945,883)	2,073,254

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,666,643	$2,833,920	$1,213,694	$2,721,503
Net realized gain (loss)	2,824,965	(390,853)	2,003,367	(890,949)
Net change in unrealized appreciation	2,554,482	5,225,970	6,032,463	9,515,183

Net increase in net assets resulting from operations	7,046,090	7,669,037	9,249,524	11,345,737

Distributions to shareholders from:
Net investment income	—	(3,104,436)	—	(2,813,079)
Net realized gain	—	(188,938)	—	—

Total distributions	—	(3,293,374)	—	(2,813,079)

Capital share transactions:
Proceeds from sale of shares	24,390,073	157,374,875	22,320,220	135,480,402
Reinvestment of distributions	—	3,293,374	—	2,813,079
Value of shares redeemed	(22,719,120)	(25,765,656)	(20,431,251)	(19,845,672)

Net increase from capital share transactions	1,670,953	134,902,593	1,888,969	118,447,809

Total increase in net assets	8,717,043	139,278,256	11,138,493	126,980,467

NET ASSETS at beginning of period	215,961,446	76,683,190	217,770,016	90,789,549

NET ASSETS at end of period	$224,678,489	$215,961,446	$228,908,509	$217,770,016

Undistributed net investment income included in net assets at end of period	$1,669,877	$3,234	$1,624,416	$410,722

SHARE TRANSACTIONS:
Number of shares sold	2,316,851	15,330,569	2,121,650	13,531,505
Number of shares issued through reinvestment of dividends and distributions	—	318,816	—	274,715
Number of shares redeemed	(2,155,394)	(2,551,535)	(1,944,816)	(2,030,717)

Net increase in shares outstanding	161,457	13,097,850	176,834	11,775,503

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,587,872	$4,778,662	$1,022,390	$4,574,916
Net realized loss	(2,276,534)	(309,614)	(1,498,125)	(16,066)
Net change in unrealized appreciation	17,387,958	20,894,329	17,317,738	22,997,020

Net increase in net assets resulting from operations	16,699,296	25,363,377	16,842,003	27,555,870

Distributions to shareholders from:
Net investment income	—	(4,947,542)	—	(4,666,602)
Net realized gain	—	(307,240)	—	(327,355)

Total distributions	—	(5,254,782)	—	(4,993,957)

Capital share transactions:
Proceeds from sale of shares	39,342,351	171,311,494	43,970,672	141,895,139
Reinvestment of distributions	—	5,254,782	—	4,993,957
Value of shares redeemed	(28,305,595)	(19,520,195)	(20,288,048)	(11,566,427)

Net increase from capital share transactions	11,036,756	157,046,081	23,682,624	135,322,669

Total increase in net assets	27,736,052	177,154,676	40,524,627	157,884,582

NET ASSETS at beginning of period	363,143,704	185,989,028	344,032,642	186,148,060

NET ASSETS at end of period	$390,879,756	$363,143,704	$384,557,269	$344,032,642

Undistributed net investment income included in net assets at end of period	$2,440,961	$853,089	$1,035,133	$12,743

SHARE TRANSACTIONS:
Number of shares sold	3,687,562	17,080,020	4,113,983	14,257,125
Number of shares issued through reinvestment of dividends and distributions	—	507,708	—	482,975
Number of shares redeemed	(2,656,929)	(2,014,504)	(1,908,200)	(1,195,001)

Net increase in shares outstanding	1,030,633	15,573,224	2,205,783	13,545,099

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$552,439	$3,341,394	$211,815	$2,403,843
Net realized gain (loss)	(1,024,350)	184,088	(1,616,275)	69,648
Net change in unrealized appreciation	14,512,749	20,567,704	13,172,108	18,981,329

Net increase in net assets resulting from operations	14,040,838	24,093,186	11,767,648	21,454,820

Distributions to shareholders from:
Net investment income	—	(3,355,439)	—	(2,417,766)
Net realized gain	—	(409,547)	—	(293,847)

Total distributions	—	(3,764,986)	—	(2,711,613)

Capital share transactions:
Proceeds from sale of shares	33,174,235	102,735,105	25,975,850	73,730,416
Reinvestment of distributions	—	3,764,986	—	2,711,613
Value of shares redeemed	(14,651,079)	(6,069,787)	(15,077,988)	(5,248,816)

Net increase from capital share transactions	18,523,156	100,430,304	10,897,862	71,193,213

Total increase in net assets	32,563,994	120,758,504	22,665,510	89,936,420

NET ASSETS at beginning of period	267,155,253	146,396,749	211,155,016	121,218,596

NET ASSETS at end of period	$299,719,247	$267,155,253	$233,820,526	$211,155,016

Undistributed net investment income included in net assets at end of period	$565,364	$12,925	$225,184	$13,369

SHARE TRANSACTIONS:
Number of shares sold	3,111,395	10,522,334	2,414,230	7,614,799
Number of shares issued through reinvestment of dividends and distributions	—	366,601	—	261,991
Number of shares redeemed	(1,385,574)	(637,062)	(1,419,692)	(556,779)

Net increase in shares outstanding	1,725,821	10,251,873	994,538	7,320,011

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income	$18,952	$1,339,037	$9,434	$1,288,163
Net realized gain (loss)	(1,453,671)	73,403	(770,662)	(6,410,788)
Net change in unrealized appreciation	9,401,196	13,530,798	8,886,255	20,391,750

Net increase in net assets resulting from operations	7,966,477	14,943,238	8,125,027	15,269,125

Distributions to shareholders from:
Net investment income	—	(1,350,089)	—	(1,299,828)
Net realized gain	—	(234,623)	—	(247,741)

Total distributions	—	(1,584,712)	—	(1,547,569)

Capital share transactions:
Proceeds from sale of shares	17,803,650	44,879,846	19,557,679	45,741,486
Reinvestment of distributions	—	1,584,712	—	1,547,569
Value of shares redeemed	(10,101,495)	(3,577,372)	(13,032,233)	(20,051,937)

Net increase from capital share transactions	7,702,155	42,887,186	6,525,446	27,237,118

Total increase in net assets	15,668,632	56,245,712	14,650,473	40,958,674

NET ASSETS at beginning of period	133,120,678	76,874,966	132,306,446	91,347,772

NET ASSETS at end of period	$148,789,310	$133,120,678	$146,956,919	$132,306,446

Undistributed net investment income included in net assets at end of period	$27,762	$8,810	$16,041	$6,607

SHARE TRANSACTIONS:
Number of shares sold	1,658,847	4,732,919	1,811,133	4,848,744
Number of shares issued through reinvestment of dividends and distributions	—	154,005	—	150,249
Number of shares redeemed	(953,999)	(384,845)	(1,231,929)	(2,223,674)

Net increase in shares outstanding	704,848	4,502,079	579,204	2,775,319

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2045
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)	For the Period From January 4, 2010* to December 31, 2010
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(21,916)	$203,346
Net realized gain	84,450	121,282
Net change in unrealized appreciation	1,429,660	2,574,373

Net increase in net assets resulting from operations	1,492,194	2,899,001

Distributions to shareholders from:
Net investment income	—	(206,583)
Net realized gain	—	(51,530)

Total distributions	—	(258,113)

Capital share transactions:
Proceeds from sale of shares	7,582,455	20,506,639
Reinvestment of distributions	—	258,113
Value of shares redeemed	(1,078,868)	(1,042,295)

Net increase from capital share transactions	6,503,587	19,722,457

Total increase in net assets	7,995,781	22,363,345

NET ASSETS at beginning of period	22,363,345	—

NET ASSETS at end of period	$30,359,126	$22,363,345

Undistributed net investment loss included in net assets at end of period	$(21,916)	$—

SHARE TRANSACTIONS:
Number of shares sold	639,790	2,049,774
Number of shares issued through reinvestment of dividends and distributions	—	22,761
Number of shares redeemed	(90,941)	(99,522)

Net increase in shares outstanding	548,849	1,973,013

*	Commencement of operations

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Low Duration Bond(1)
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.04		$9.95	$9.28	$9.83	$9.76	$9.79
Income from investment operations:
Net investment income	0.10		0.25	0.32	0.37	0.41	0.37
Net realized and unrealized gain (loss)	0.02		0.10	0.65	(0.51)	0.09	0.01

Total from investment operations	0.12		0.35	0.97	(0.14)	0.50	0.38

Less distributions:
From net investment income	(0.10)		(0.26)	(0.30)	(0.41)	(0.43)	(0.38)
Return of capital	—		—	—	—	—	(0.03)

Total distributions	(0.10)		(0.26)	(0.30)	(0.41)	(0.43)	(0.41)

Net Asset Value, end of period	$10.06		$10.04	$9.95	$9.28	$9.83	$9.76

Total return	1.21	%††	3.58%	10.63%	(1.52)%	5.24%	3.98%
Ratios to Average Net Assets:
Expenses	0.63	%†	0.64%	0.66%	0.66%	0.65%	0.65%
Net investment income	2.01	%†	2.51%	3.27%	3.82%	4.15%	3.82%
Supplemental Data:
Net assets, end of period (000)	$555,007		$537,709	$517,659	$394,704	$507,120	$607,673
Portfolio turnover	29	%††	70%	63%	91%	149%	123%

	Inflation Protected Securities(2)
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.99		$10.72	$9.88	$10.46	$10.03	$10.12
Income from investment operations:
Net investment income	0.26		0.19	0.11	0.57	0.50	0.39
Net realized and unrealized gain (loss)	0.26		0.44	0.85	(0.59)	0.43	(0.06)

Total from investment operations	0.52		0.63	0.96	(0.02)	0.93	0.33

Less distributions:
From net investment income	(0.26)		(0.19)	(0.12)	(0.46)	(0.50)	(0.39)
From net realized gain	—		(0.17)	—	—	—	—
Return of capital	—		—	—	(0.10)	—	(0.03)

Total distributions	(0.26)		(0.36)	(0.12)	(0.56)	(0.50)	(0.42)

Net Asset Value, end of period	$11.25		$10.99	$10.72	$9.88	$10.46	$10.03

Total return	4.76	%††	5.95%	9.75%	(0.40)%	9.64%	3.34%
Ratios to Average Net Assets:
Expenses	0.67	%†	0.65%	0.67%	0.67%	0.68%	0.60%
Net investment income	4.73	%†	1.73%	1.13%	4.64%	4.86%	3.85%
Supplemental Data:
Net assets, end of period (000)	$508,699		$492,002	$338,790	$300,148	$274,209	$142,540
Portfolio turnover	44	%††	97%	105%	149%	174%	69%

†	Annualized
††	Not annualized
(1)	Formerly Short-Term Bond Fund.
(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Equity Income
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$8.64		$7.70	$5.79	$9.78	$9.90	$8.87
Income from investment operations:
Net investment income	0.06		0.08	0.09	0.13	0.13	0.14
Net realized and unrealized gain (loss)	0.63		0.94	1.95	(3.96)	0.25	1.52

Total from investment operations	0.69		1.02	2.04	(3.83)	0.38	1.66

Less distributions:
From net investment income	—		(0.08)	(0.13)	—	(0.14)	(0.14)
From net realized gain	—		—	—	(0.16)	(0.36)	(0.49)

Total distributions	—		(0.08)	(0.13)	(0.16)	(0.50)	(0.63)

Net Asset Value, end of period	$9.33		$8.64	$7.70	$5.79	$9.78	$9.90

Total return	7.99	%††	13.28%	35.28%	(39.19)%	3.76%	18.73%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.85	%†	0.85%	0.88%	0.88%	0.88%	0.89%
Expenses net of reimbursements/waivers, if any	0.85	%†	0.85%	0.88%	0.88%	0.88%	0.89%
Net investment income before reimbursements/waivers	1.20	%†	1.19%	1.49%	1.74%	1.22%	1.48%
Net investment income net of reimbursements/waivers, if any	1.20	%†	1.19%	1.49%	1.74%	1.23%	1.49%
Supplemental Data:
Net assets, end of period (000)	$1,957,720		$1,867,505	$1,516,199	$1,102,032	$1,734,750	$1,467,953
Portfolio turnover	8	%††	18%	22%	29%	18%	18%

	Growth & Income
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$9.67		$8.49	$6.43	$10.56	$11.49	$10.64
Income from investment operations:
Net investment income	0.06		0.08	0.10	0.10	0.12	0.10
Net realized and unrealized gain (loss)	0.47		1.18	2.06	(4.13)	0.58	1.32

Total from investment operations	0.53		1.26	2.16	(4.03)	0.70	1.42

Less distributions:
From net investment income	—		(0.08)	(0.10)	(0.07)	(0.15)	(0.10)
From net realized gain	—		—	—	(0.03)	(1.48)	(0.47)

Total distributions	—		(0.08)	(0.10)	(0.10)	(1.63)	(0.57)

Net Asset Value, end of period	$10.20		$9.67	$8.49	$6.43	$10.56	$11.49

Total return	5.48	%††	14.81%	33.61%	(38.16)%	5.98%	13.28%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.79	%†	0.79%	0.82%	0.81%	0.81%	0.81%
Expenses net of reimbursements/waivers, if any	0.78	%†	0.79%	0.81%	0.80%	0.80%	0.81%
Net investment income before reimbursements/waivers	1.08	%†	0.91%	1.39%	1.20%	0.90%	0.89%
Net investment income net of reimbursements/waivers, if any	1.08	%†	0.91%	1.39%	1.21%	0.90%	0.90%
Supplemental Data:
Net assets, end of period (000)	$1,258,298		$1,228,122	$1,023,636	$747,032	$1,101,700	$1,176,614
Portfolio turnover	22	%††	46%	111%	58%	41%	38%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$8.78		$7.70	$5.91	$10.45	$9.56	$8.70
Income from investment operations:
Net investment income	0.02		0.05	0.04	0.06	0.05	0.03
Net realized and unrealized gain (loss)	0.27		1.09	1.79	(4.54)	0.89	0.86

Total from investment operations	0.29		1.14	1.83	(4.48)	0.94	0.89

Less distributions:
From net investment income	—		(0.06)	(0.04)	(0.06)	(0.05)	(0.03)

Total distributions	—		(0.06)	(0.04)	(0.06)	(0.05)	(0.03)

Net Asset Value, end of period	$9.07		$8.78	$7.70	$5.91	$10.45	$9.56

Total return	3.30	%††	14.76%	31.02%	(42.89)%	9.81%	10.21%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.83	%†	0.86%	0.86%	0.88%	0.87%	0.90%
Expenses net of reimbursements/waivers, if any	0.81	%†	0.84%	0.84%	0.87%	0.87%	0.90%
Net investment income before reimbursements/waivers	0.42	%†	0.64%	0.64%	0.63%	0.41%	0.31%
Net investment income net of reimbursements/waivers, if any	0.43	%†	0.66%	0.66%	0.64%	0.41%	0.31%
Supplemental Data:
Net assets, end of period (000)	$1,963,406		$1,971,807	$1,814,533	$1,427,675	$2,567,845	$2,783,795
Portfolio turnover	37	%††	117%	89%	175%	50%	62%

	Select Value
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,			For the Period from October 30, 2007* to December 31, 2007
			2010	2009	2008
Net Asset Value, beginning of period	$9.84		$8.25	$6.07	$9.38	$10.00
Income from investment operations:
Net investment income	0.04		0.09	0.10	0.12	0.04
Net realized and unrealized gain (loss)	0.82		1.59	2.14	(3.31)	(0.62)

Total from investment operations	0.86		1.68	2.24	(3.19)	(0.58)

Less distributions:
From net investment income	—		(0.09)	(0.06)	(0.12)	(0.04)

Total distributions	—		(0.09)	(0.06)	(0.12)	(0.04)

Net Asset Value, end of period	$10.70		$9.84	$8.25	$6.07	$9.38

Total return	8.74	%††	20.34%	36.99%	(33.96)%	(5.85	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.99	%†	1.00%	1.04%	1.01%	1.04	%†
Expenses net of reimbursements/waivers, if any	0.99	%†	1.00%	1.04%	0.98%	1.00	%†
Net investment income before reimbursements/waivers	0.75	%†	1.01%	1.42%	1.65%	2.02	%†
Net investment income net of reimbursements/waivers, if any	0.75	%†	1.01%	1.42%	1.68%	2.06	%†
Supplemental Data:
Net assets, end of period (000)	$350,770		$338,336	$295,800	$220,955	$294,157
Portfolio turnover	31	%††	68%	85%	211%	11	%††

*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Aggressive Opportunities
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$11.34		$9.52	$6.32	$11.26	$12.85	$11.63
Income from investment operations:
Net investment income	0.01		0.01	(0.00)#	0.03	0.01	(0.00)#
Net realized and unrealized gain (loss)	0.53		1.81	3.22	(4.68)	0.72	1.56

Total from investment operations	0.54		1.82	3.22	(4.65)	0.73	1.56

Less distributions:
From net investment income	—		—	(0.02)	(0.01)	—	(0.05)
From net realized gain	—		—	—	(0.28)	(2.32)	(0.29)

Total distributions	—		—	(0.02)	(0.29)	(2.32)	(0.34)

Net Asset Value, end of period	$11.88		$11.34	$9.52	$6.32	$11.26	$12.85

Total return	4.76	%††	19.12%	50.95%	(41.29)%	5.53%	13.36%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.92	%†	0.93%	0.99%	1.01%	1.02%	1.05%
Expenses net of reimbursements/waivers, if any	0.92	%†	0.93%	0.98%	0.96%	1.02%	1.04%
Net investment income (loss) before reimbursements/waivers	0.20	%†	0.05%	(0.02)%	0.25%	0.07%	(0.04)%
Net investment income (loss) net of reimbursements/waivers, if any	0.20	%†	0.05%	(0.02)%	0.30%	0.08%	(0.03)%
Supplemental Data:
Net assets, end of period (000)	$1,138,242		$1,147,570	$1,010,098	$668,403	$1,154,745	$1,366,708
Portfolio turnover	25	%††	95%	53%	57%	45%	88%

	Discovery
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,			For the Period from October 30, 2007* to December 31, 2007
			2010	2009	2008
Net Asset Value, beginning of period	$9.42		$7.54	$5.46	$9.25	$10.00
Income from investment operations:
Net investment income	0.05		0.08	0.08	0.20	0.03
Net realized and unrealized gain (loss)	0.36		1.89	2.07	(3.77)	(0.68)

Total from investment operations	0.41		1.97	2.15	(3.57)	(0.65)

Less distributions:
From net investment income	—		(0.09)	(0.07)	(0.17)	(0.03)
From net realized gain	—		—	—	—	(0.07)
Return of capital	—		—	—	(0.05)	—

Total distributions	—		(0.09)	(0.07)	(0.22)	(0.10)

Net Asset Value, end of period	$9.83		$9.42	$7.54	$5.46	$9.25

Total return	4.35	%††	26.08%	39.32%	(38.51)%	(6.46	)%††
Ratios to Average Net Assets:
Expenses	0.96	%†	0.98%	0.99%	0.99%	1.07	%†
Net investment income	0.94	%†	0.97%	1.35%	2.12%	2.08	%†
Supplemental Data:
Net assets, end of period (000)	$215,071		$212,770	$178,174	$126,382	$173,510
Portfolio turnover	30	%††	73%	85%	111%	36	%††

#	Rounds to less than $0.01
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	International
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$9.34		$8.85	$6.94	$12.19	$12.57	$11.56
Income from investment operations:
Net investment income	0.14		0.15	0.12	0.17	0.18	0.16
Net realized and unrealized gain (loss)	0.50		0.52	1.96	(5.29)	1.37	2.29

Total from investment operations	0.64		0.67	2.08	(5.12)	1.55	2.45

Less distributions:
From net investment income	—		(0.18)	(0.17)	(0.02)	(0.21)	(0.20)
From net realized gain	—		—	—	(0.11)	(1.72)	(1.24)

Total distributions	—		(0.18)	(0.17)	(0.13)	(1.93)	(1.44)

Net Asset Value, end of period	$9.98		$9.34	$8.85	$6.94	$12.19	$12.57

Total return	6.85	%††	7.61%	29.97%	(42.03)%	12.46%	21.14%
Ratios to Average Net Assets:
Expenses	0.96	%†	0.98%	1.05%	1.07%	1.10%	1.11%
Net investment income	2.90	%†	1.95%	1.70%	1.95%	1.15%	1.08%
Supplemental Data:
Net assets, end of period (000)	$1,261,297		$1,218,763	$1,015,627	$766,210	$1,145,029	$1,049,831
Portfolio turnover	23	%††	53%	164%	59%	60%	65%

	Diversifying Strategies(1)
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,			For the Period from October 30, 2007* to December 31, 2007
			2010	2009	2008
Net Asset Value, beginning of period	$10.16		$9.85	$9.28	$9.95	$10.00
Income from investment operations:
Net investment income	0.05		0.06	0.09	0.28	0.06
Net realized and unrealized gain (loss)	0.09		0.44	0.53	(0.95)	(0.07)

Total from investment operations	0.14		0.50	0.62	(0.67)	(0.01)

Less distributions:
From net investment income	—		(0.19)	(0.05)	—	(0.04)
From net realized gain	—		—	—	(0.00)#	—

Total distributions	—		(0.19)	(0.05)	(0.00)#	(0.04)

Net Asset Value, end of period	$10.30		$10.16	$9.85	$9.28	$9.95

Total return	1.38	%††	5.04%	6.64%	(6.73)%	(0.07	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.91	%†	0.91%	0.96%	1.00%	1.02	%†
Expenses net of reimbursements/waivers, if any	0.88	%†	0.91%	0.95%	0.99%	1.01	%†
Net investment income before reimbursements/waivers	0.88	%†	1.06%	1.05%	2.30%	3.52	%†
Net investment income net of reimbursements/waivers, if any	0.91	%†	1.06%	1.06%	2.31%	3.53	%†
Supplemental Data:
Net assets, end of period (000)	$903,343		$870,591	$453,196	$338,090	$465,175
Portfolio turnover	36	%††	63%	129%	89%	16	%††

#	Rounds to less than $0.01
*	Commencement of operations
†	Annualized
††	Not annualized
(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.10		$9.89	$9.81	$9.87	$9.75	$9.90
Income from investment operations:
Net investment income	0.16		0.34	0.40	0.46	0.47	0.44
Net realized and unrealized gain (loss)	0.09		0.26	0.13	(0.02)	0.15	(0.08)

Total from investment operations	0.25		0.60	0.53	0.44	0.62	0.36

Less distributions:
From net investment income	(0.18)		(0.39)	(0.45)	(0.50)	(0.50)	(0.47)
Return of capital	—		—	—	—	—	(0.04)

Total distributions	(0.18)		(0.39)	(0.45)	(0.50)	(0.50)	(0.51)

Net Asset Value, end of period	$10.17		$10.10	$9.89	$9.81	$9.87	$9.75

Total return	2.52	%††	6.13%	5.57%	4.63%	6.52%	3.82%
Ratios to Average Net Assets:
Expenses	0.40	%†	0.42%	0.42%	0.44%	0.44%	0.44%
Net investment income	3.12	%†	3.31%	3.99%	4.70%	4.71%	4.50%
Supplemental Data:
Net assets, end of period (000)	$840,755		$824,963	$857,504	$656,279	$888,541	$988,984
Portfolio turnover	25	%††	85%	60%	49%	76%	28%

	Core Bond Index Class II
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.16		$9.94	$9.86	$9.92	$9.80	$9.94
Income from investment operations:
Net investment income	0.17		0.36	0.42	0.48	0.49	0.46
Net realized and unrealized gain (loss)	0.09		0.27	0.13	(0.02)	0.15	(0.07)

Total from investment operations	0.26		0.63	0.55	0.46	0.64	0.39

Less distributions:
From net investment income	(0.19)		(0.41)	(0.47)	(0.52)	(0.52)	(0.49)
Return of capital	—		—	—	—	—	(0.04)

Total distributions	(0.19)		(0.41)	(0.47)	(0.52)	(0.52)	(0.53)

Net Asset Value, end of period	$10.23		$10.16	$9.94	$9.86	$9.92	$9.80

Total return	2.60	%††	6.41%	5.74%	4.82%	6.71%	4.11%
Ratios to Average Net Assets:
Expenses	0.20	%†	0.22%	0.22%	0.24%	0.24%	0.24%
Net investment income	3.31	%†	3.51%	4.21%	4.90%	4.91%	4.70%
Supplemental Data:
Net assets, end of period (000)	$285,745		$282,359	$238,193	$220,355	$201,573	$170,987
Portfolio turnover	25	%††	85%	60%	49%	76%	28%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$9.95		$8.81	$7.12	$11.63	$11.23	$9.87
Income from investment operations:
Net investment income	0.08		0.15	0.16	0.18	0.22	0.18
Net realized and unrealized gain (loss)	0.50		1.13	1.70	(4.52)	0.35	1.33

Total from investment operations	0.58		1.28	1.86	(4.34)	0.57	1.51

Less distributions:
From net investment income	—		(0.14)	(0.17)	(0.17)	(0.17)	(0.15)

Total distributions	—		(0.14)	(0.17)	(0.17)	(0.17)	(0.15)

Net Asset Value, end of period	$10.53		$9.95	$8.81	$7.12	$11.63	$11.23

Total return	5.83	%††	14.56%	26.13%	(37.31)%	5.06%	15.27%
Ratios to Average Net Assets:
Expenses	0.43	%†	0.43%	0.44%	0.46%	0.45%	0.45%
Net investment income	1.50	%†	1.63%	2.19%	1.92%	1.55%	1.53%
Supplemental Data:
Net assets, end of period (000)	$103,917		$102,642	$85,772	$59,748	$95,694	$107,977
Portfolio turnover	1	%††	3%	15%	7%	5%	4%

	500 Stock Index Class II
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$9.39		$8.32	$6.73	$11.01	$10.65	$9.36
Income from investment operations:
Net investment income	0.08		0.16	0.19	0.19	0.20	0.17
Net realized and unrealized gain (loss)	0.48		1.07	1.58	(4.28)	0.36	1.29

Total from investment operations	0.56		1.23	1.77	(4.09)	0.56	1.46

Less distributions:
From net investment income	—		(0.16)	(0.18)	(0.19)	(0.20)	(0.17)

Total distributions	—		(0.16)	(0.18)	(0.19)	(0.20)	(0.17)

Net Asset Value, end of period	$9.95		$9.39	$8.32	$6.73	$11.01	$10.65

Total return	5.96	%††	14.78%	26.35%	(37.15)%	5.22%	15.60%
Ratios to Average Net Assets:
Expenses	0.23	%†	0.23%	0.24%	0.26%	0.25%	0.25%
Net investment income	1.70	%†	1.84%	2.40%	2.13%	1.75%	1.73%
Supplemental Data:
Net assets, end of period (000)	$293,903		$281,443	$237,743	$200,989	$316,248	$287,392
Portfolio turnover	1	%††	3%	15%	7%	5%	4%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.92		$9.47	$7.53	$12.25	$11.81	$10.35
Income from investment operations:
Net investment income	0.09		0.16	0.17	0.21	0.26	0.22
Net realized and unrealized gain (loss)	0.55		1.43	1.92	(4.75)	0.35	1.38

Total from investment operations	0.64		1.59	2.09	(4.54)	0.61	1.60

Less distributions:
From net investment income	—		(0.14)	(0.15)	(0.18)	(0.17)	(0.14)

Total distributions	—		(0.14)	(0.15)	(0.18)	(0.17)	(0.14)

Net Asset Value, end of period	$11.56		$10.92	$9.47	$7.53	$12.25	$11.81

Total return	5.86	%††	16.84%	27.78%	(37.06)%	5.15%	15.46%
Ratios to Average Net Assets:
Expenses	0.42	%†	0.42%	0.43%	0.44%	0.44%	0.44%
Net investment income	1.43	%†	1.55%	2.05%	1.81%	1.48%	1.42%
Supplemental Data:
Net assets, end of period (000)	$129,402		$131,673	$119,777	$94,710	$170,584	$195,651
Portfolio turnover	0	%††^	6%	7%	4%	2%	2%

	Broad Market Index Class II
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.27		$8.91	$7.09	$11.57	$11.17	$9.80
Income from investment operations:
Net investment income	0.10		0.16	0.18	0.20	0.20	0.17
Net realized and unrealized gain (loss)	0.52		1.36	1.81	(4.48)	0.40	1.37

Total from investment operations	0.62		1.52	1.99	(4.28)	0.60	1.54

Less distributions:
From net investment income	—		(0.16)	(0.17)	(0.20)	(0.20)	(0.17)

Total distributions	—		(0.16)	(0.17)	(0.20)	(0.20)	(0.17)

Net Asset Value, end of period	$10.89		$10.27	$8.91	$7.09	$11.57	$11.17

Total return	6.04	%††	17.12%	28.04%	(36.97)%	5.35%	15.68%
Ratios to Average Net Assets:
Expenses	0.22	%†	0.22%	0.23%	0.24%	0.24%	0.24%
Net investment income	1.63	%†	1.75%	2.26%	2.03%	1.68%	1.63%
Supplemental Data:
Net assets, end of period (000)	$404,454		$406,029	$358,250	$295,297	$484,534	$449,961
Portfolio turnover	0	%††^	6%	7%	4%	2%	2%

^	Rounds to less than 1%
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$15.39		$12.35	$9.17	$16.23	$16.52	$14.99
Income from investment operations:
Net investment income	0.07		0.13	0.13	0.18	0.16	0.16
Net realized and unrealized gain (loss)	1.02		3.31	3.19	(6.46)	0.68	2.09

Total from investment operations	1.09		3.44	3.32	(6.28)	0.84	2.25

Less distributions:
From net investment income	—		(0.12)	(0.14)	(0.18)	(0.20)	(0.12)
From net realized gain	—		(0.28)	—	(0.59)	(0.93)	(0.60)
Return of capital	—		—	—	(0.01)	—	—

Total distributions	—		(0.40)	(0.14)	(0.78)	(1.13)	(0.72)

Net Asset Value, end of period	$16.48		$15.39	$12.35	$9.17	$16.23	$16.52

Total return	7.08	%††	27.93%	36.19%	(38.57)%	4.98%	14.99%
Ratios to Average Net Assets:
Expenses	0.44	%†	0.45%	0.48%	0.50%	0.50%	0.51%
Net investment income	0.93	%†	1.16%	1.46%	1.47%	1.16%	1.04%
Supplemental Data:
Net assets, end of period (000)	$266,514		$243,794	$134,165	$82,628	$105,496	$78,663
Portfolio turnover	6	%††	14%	25%	15%	18%	20%

	Mid/Small Company Index Class II
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$14.60		$11.73	$8.71	$15.48	$15.80	$14.36
Income from investment operations:
Net investment income	0.08		0.15	0.17	0.23	0.22	0.20
Net realized and unrealized gain (loss)	0.97		3.14	3.00	(6.20)	0.61	2.00

Total from investment operations	1.05		3.29	3.17	(5.97)	0.83	2.20

Less distributions:
From net investment income	—		(0.14)	(0.15)	(0.20)	(0.22)	(0.16)
From net realized gain	—		(0.28)	—	(0.59)	(0.93)	(0.60)
Return of capital	—		—	—	(0.01)	—	—

Total distributions	—		(0.42)	(0.15)	(0.80)	(1.15)	(0.76)

Net Asset Value, end of period	$15.65		$14.60	$11.73	$8.71	$15.48	$15.80

Total return	7.19	%††	28.15%	36.47%	(38.44)%	5.20%	15.24%
Ratios to Average Net Assets:
Expenses	0.24	%†	0.25%	0.28%	0.30%	0.30%	0.31%
Net investment income	1.13	%†	1.35%	1.66%	1.63%	1.36%	1.24%
Supplemental Data:
Net assets, end of period (000)	$180,326		$161,178	$97,453	$71,965	$121,950	$106,900
Portfolio turnover	6	%††	14%	25%	15%	18%	20%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.82		$10.30	$8.20	$14.80	$13.79	$11.26
Income from investment operations:
Net investment income	0.21		0.23	0.22	0.39	0.35	0.21
Net realized and unrealized gain (loss)	0.38		0.52	2.12	(6.61)	1.05	2.64

Total from investment operations	0.59		0.75	2.34	(6.22)	1.40	2.85

Less distributions:
From net investment income	—		(0.23)	(0.24)	(0.32)	(0.38)	(0.32)
From net realized gain	—		—	—	(0.06)	(0.01)	—

Total distributions	—		(0.23)	(0.24)	(0.38)	(0.39)	(0.32)

Net Asset Value, end of period	$11.41		$10.82	$10.30	$8.20	$14.80	$13.79

Total return	5.45	%††	7.37%	28.63%	(42.05)%	10.17%	25.35%
Ratios to Average Net Assets:
Expenses	0.54	%†	0.56%	0.59%	0.63%	0.63%	0.73%
Net investment income	3.82	%†	2.27%	2.61%	3.07%	2.36%	2.15%
Supplemental Data:
Net assets, end of period (000)	$58,887		$57,649	$52,937	$36,021	$70,723	$55,259
Portfolio turnover	1	%††	2%	5%	6%	5%	3%

	Overseas Equity Index Class II
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.16		$9.69	$7.72	$13.98	$13.06	$10.67
Income from investment operations:
Net investment income	0.21		0.23	0.23	0.39	0.35	0.25
Net realized and unrealized gain (loss)	0.35		0.50	2.00	(6.25)	0.99	2.48

Total from investment operations	0.56		0.73	2.23	(5.86)	1.34	2.73

Less distributions:
From net investment income	—		(0.26)	(0.26)	(0.34)	(0.41)	(0.34)
From net realized gain	—		—	—	(0.06)	(0.01)	—

Total distributions	—		(0.26)	(0.26)	(0.40)	(0.42)	(0.34)

Net Asset Value, end of period	$10.72		$10.16	$9.69	$7.72	$13.98	$13.06

Total return	5.51	%††	7.54%	28.94%	(41.90)%	10.30%	25.64%
Ratios to Average Net Assets:
Expenses	0.34	%†	0.36%	0.39%	0.43%	0.43%	0.53%
Net investment income	4.05	%†	2.45%	2.83%	3.27%	2.56%	2.37%
Supplemental Data:
Net assets, end of period (000)	$154,512		$149,208	$128,002	$92,719	$178,661	$107,963
Portfolio turnover	1	%††	2%	5%	6%	5%	3%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$24.32		$23.22	$20.58	$24.70	$24.70	$24.23
Income from investment operations:
Net investment income	0.19		0.46	0.49	0.73	0.88	0.84
Net realized and unrealized gain (loss)	0.60		1.11	2.64	(3.63)	0.63	0.83

Total from investment operations	0.79		1.57	3.13	(2.90)	1.51	1.67

Less distributions:
From net investment income	—		(0.47)	(0.48)	(0.70)	(0.96)	(0.86)
From net realized gain	—		—	(0.01)	(0.52)	(0.55)	(0.34)

Total distributions	—		(0.47)	(0.49)	(1.22)	(1.51)	(1.20)

Net Asset Value, end of period	$25.11		$24.32	$23.22	$20.58	$24.70	$24.70

Total return	3.25	%††	6.78%	15.18%	(11.67)%	6.15%	6.90%
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%	0.16%	0.16%	0.15%	0.15%
Net investment income	1.51	%†	1.97%	2.36%	2.88%	3.66%	3.36%
Supplemental Data:
Net assets, end of period (000)	$341,683		$338,533	$307,297	$255,970	$311,455	$292,287
Portfolio turnover	5	%††	25%	7%	18%	27%	11%

	Model Portfolio Conservative Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$23.62		$22.13	$19.04	$24.62	$24.48	$23.24
Income from investment operations:
Net investment income	0.14		0.40	0.44	0.58	0.68	0.69
Net realized and unrealized gain (loss)	0.75		1.50	3.08	(4.92)	0.92	1.26

Total from investment operations	0.89		1.90	3.52	(4.34)	1.60	1.95

Less distributions:
From net investment income	—		(0.41)	(0.43)	(0.53)	(0.75)	(0.71)
From net realized gain	—		—	—	(0.71)	(0.71)	—

Total distributions	—		(0.41)	(0.43)	(1.24)	(1.46)	(0.71)

Net Asset Value, end of period	$24.51		$23.62	$22.13	$19.04	$24.62	$24.48

Total return	3.77	%††	8.60%	18.50%	(17.56)%	6.57%	8.38%
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.15%	0.15%	0.14%	0.15%
Net investment income	1.16	%†	1.80%	2.20%	2.40%	2.99%	2.86%
Supplemental Data:
Net assets, end of period (000)	$593,442		$586,912	$528,183	$449,433	$597,775	$549,966
Portfolio turnover	3	%††	23%	13%	19%	27%	9%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$22.17		$20.28	$16.65	$24.04	$24.26	$22.46
Income from investment operations:
Net investment income	0.08		0.33	0.33	0.38	0.46	0.48
Net realized and unrealized gain (loss)	0.90		1.89	3.62	(6.53)	1.25	1.86

Total from investment operations	0.98		2.22	3.95	(6.15)	1.71	2.34

Less distributions:
From net investment income	—		(0.33)	(0.30)	(0.30)	(0.56)	(0.51)
From net realized gain	—		—	(0.02)	(0.94)	(1.37)	(0.03)

Total distributions	—		(0.33)	(0.32)	(1.24)	(1.93)	(0.54)

Net Asset Value, end of period	$23.15		$22.17	$20.28	$16.65	$24.04	$24.26

Total return	4.42	%††	10.95%	23.72%	(25.39)%	7.03%	10.42%
Ratios to Average Net Assets:
Expenses	0.11	%†	0.12%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.70	%†	1.57%	1.86%	1.74%	2.23%	2.13%
Supplemental Data:
Net assets, end of period (000)	$1,497,357		$1,495,757	$1,353,050	$1,072,076	$1,487,224	$1,331,012
Portfolio turnover	2	%††	15%	8%	20%	28%	6%

	Model Portfolio Long-Term Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$21.41		$19.30	$15.35	$24.26	$24.56	$22.16
Income from investment operations:
Net investment income	0.04		0.27	0.26	0.24	0.26	0.34
Net realized and unrealized gain (loss)	1.05		2.15	3.99	(7.81)	1.64	2.43

Total from investment operations	1.09		2.42	4.25	(7.57)	1.90	2.77

Less distributions:
From net investment income	—		(0.31)	(0.21)	(0.21)	(0.43)	(0.32)
From net realized gain	—		—	(0.09)	(1.13)	(1.77)	(0.05)

Total distributions	—		(0.31)	(0.30)	(1.34)	(2.20)	(0.37)

Net Asset Value, end of period	$22.50		$21.41	$19.30	$15.35	$24.26	$24.56

Total return	5.09	%††	12.54%	27.67%	(30.99)%	7.74%	12.50%
Ratios to Average Net Assets:
Expenses	0.11	%†	0.12%	0.13%	0.13%	0.12%	0.13%
Net investment income	0.35	%†	1.40%	1.63%	1.16%	1.57%	1.51%
Supplemental Data:
Net assets, end of period (000)	$1,886,785		$1,848,430	$1,621,102	$1,203,596	$1,677,987	$1,470,918
Portfolio turnover	2	%††	10%	5%	14%	27%	6%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$19.81		$17.38	$13.07	$24.63	$25.88	$22.96
Income from investment operations:
Net investment income (loss)	(0.01)		0.16	0.18	0.11	0.04	0.15
Net realized and unrealized gain (loss)	1.18		2.43	4.41	(10.01)	1.98	3.19

Total from investment operations	1.17		2.59	4.59	(9.90)	2.02	3.34

Less distributions:
From net investment income	—		(0.16)	(0.15)	(0.12)	(0.21)	(0.19)
From net realized gain	—		—	(0.13)	(1.54)	(3.06)	(0.23)

Total distributions	—		(0.16)	(0.28)	(1.66)	(3.27)	(0.42)

Net Asset Value, end of period	$20.98		$19.81	$17.38	$13.07	$24.63	$25.88

Total return	5.91	%††	14.93%	35.07%	(39.86)%	7.75%	14.58%
Ratios to Average Net Assets:
Expenses	0.12	%†	0.13%	0.14%	0.15%	0.14%	0.15%
Net investment income (loss)	(0.12	)%†	0.95%	1.30%	0.57%	0.82%	0.71%
Supplemental Data:
Net assets, end of period (000)	$737,653		$715,090	$591,533	$385,657	$597,973	$470,888
Portfolio turnover	3	%††	6%	3%	7%	23%	6%

	Milestone Retirement Income
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.33		$9.81	$8.56	$10.61	$10.51	$10.14
Income from investment operations:
Net investment income	0.08		0.12	0.16	0.29	0.27	0.29
Net realized and unrealized gain (loss)	0.25		0.56	1.26	(1.76)	0.36	0.48

Total from investment operations	0.33		0.68	1.42	(1.47)	0.63	0.77

Less distributions:
From net investment income	—		(0.15)	(0.15)	(0.29)	(0.29)	(0.29)
From net realized gain	—		(0.01)	(0.02)	(0.29)	(0.24)	(0.11)

Total distributions	—		(0.16)	(0.17)	(0.58)	(0.53)	(0.40)

Net Asset Value, end of period	$10.66		$10.33	$9.81	$8.56	$10.61	$10.51

Total return	3.19	%††	6.93%	16.53%	(13.76)%	6.05%	7.52%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16	%†	0.18%	0.25%	0.27%	0.30%	0.53%
Expenses net of reimbursements/waivers, if any	0.16	%†	0.18%	0.20%	0.07%	0.14%	0.16%
Net investment income before reimbursements/waivers	1.50	%†	2.49%	2.29%	2.55%	3.48%	3.06%
Net investment income net of reimbursements/waivers, if any	1.50	%†	2.49%	2.34%	2.74%	3.63%	3.43%
Supplemental Data:
Net assets, end of period (000)	$224,678		$215,961	$76,683	$43,323	$54,573	$22,534
Portfolio turnover	8	%††	25%	14%	36%	63%	25%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.24		$9.56	$8.27	$10.65	$10.85	$10.28
Income from investment operations:
Net investment income	0.06		0.10	0.18	0.23	0.27	0.24
Net realized and unrealized gain (loss)	0.37		0.71	1.29	(2.09)	0.42	0.68

Total from investment operations	0.43		0.81	1.47	(1.86)	0.69	0.92

Less distributions:
From net investment income	—		(0.13)	(0.14)	(0.23)	(0.30)	(0.25)
From net realized gain	—		—	(0.04)	(0.29)	(0.59)	(0.10)

Total distributions	—		(0.13)	(0.18)	(0.52)	(0.89)	(0.35)

Net Asset Value, end of period	$10.67		$10.24	$9.56	$8.27	$10.65	$10.85

Total return	4.20	%††	8.51%	17.71%	(17.34)%	6.43%	8.95%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16	%†	0.18%	0.22%	0.23%	0.24%	0.32%
Expenses net of reimbursements/waivers, if any	0.16	%†	0.18%	0.19%	0.13%	0.18%	0.18%
Net investment income before reimbursements/waivers	1.08	%†	2.11%	2.15%	2.31%	2.97%	2.74%
Net investment income net of reimbursements/waivers, if any	1.08	%†	2.11%	2.17%	2.41%	3.02%	2.88%
Supplemental Data:
Net assets, end of period (000)	$228,909		$217,770	$90,790	$65,043	$70,403	$48,483
Portfolio turnover	8	%††	33%	20%	27%	58%	15%

	Milestone 2015
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.35		$9.53	$7.96	$11.13	$11.29	$10.44
Income from investment operations:
Net investment income	0.04		0.12	0.16	0.17	0.22	0.19
Net realized and unrealized gain (loss)	0.43		0.85	1.58	(2.80)	0.56	0.94

Total from investment operations	0.47		0.97	1.74	(2.63)	0.78	1.13

Less distributions:
From net investment income	—		(0.14)	(0.11)	(0.18)	(0.25)	(0.20)
From net realized gain	—		(0.01)	(0.06)	(0.36)	(0.69)	(0.08)

Total distributions	—		(0.15)	(0.17)	(0.54)	(0.94)	(0.28)

Net Asset Value, end of period	$10.82		$10.35	$9.53	$7.96	$11.13	$11.29

Total return	4.54	%††	10.20%	21.84%	(23.54)%	6.88%	10.87%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†	0.15%	0.18%	0.19%	0.18%	0.24%
Expenses net of reimbursements/waivers, if any	0.14	%†	0.15%	0.17%	0.14%	0.18%	0.17%
Net investment income before reimbursements/waivers	0.83	%†	1.96%	2.06%	1.81%	2.57%	2.33%
Net investment income net of reimbursements/waivers, if any	0.83	%†	1.96%	2.07%	1.85%	2.57%	2.39%
Supplemental Data:
Net assets, end of period (000)	$390,880		$363,144	$185,989	$120,249	$138,535	$84,357
Portfolio turnover	7	%††	15%	12%	21%	40%	10%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.34		$9.43	$7.83	$11.38	$11.52	$10.50
Income from investment operations:
Net investment income	0.03		0.14	0.16	0.13	0.20	0.18
Net realized and unrealized gain (loss)	0.47		0.92	1.68	(3.20)	0.63	1.07

Total from investment operations	0.50		1.06	1.84	(3.07)	0.83	1.25

Less distributions:
From net investment income	—		(0.14)	(0.16)	(0.14)	(0.23)	(0.18)
From net realized gain	—		(0.01)	(0.08)	(0.34)	(0.74)	(0.05)

Total distributions	—		(0.15)	(0.24)	(0.48)	(0.97)	(0.23)

Net Asset Value, end of period	$10.84		$10.34	$9.43	$7.83	$11.38	$11.52

Total return	4.84	%††	11.27%	23.43%	(26.86)%	7.17%	11.92%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†	0.15%	0.18%	0.19%	0.20%	0.28%
Expenses net of reimbursements/waivers, if any	0.14	%†	0.15%	0.17%	0.15%	0.19%	0.18%
Net investment income before reimbursements/waivers	0.56	%†	1.93%	2.16%	1.50%	2.23%	2.05%
Net investment income net of reimbursements/waivers, if any	0.56	%†	1.93%	2.17%	1.54%	2.24%	2.16%
Supplemental Data:
Net assets, end of period (000)	$384,557		$344,033	$186,148	$112,440	$112,064	$62,402
Portfolio turnover	5	%††	10%	7%	12%	40%	5%

	Milestone 2025
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.27		$9.28	$7.58	$11.55	$11.72	$10.58
Income from investment operations:
Net investment income	0.02		0.13	0.14	0.10	0.16	0.15
Net realized and unrealized gain (loss)	0.51		1.00	1.78	(3.57)	0.68	1.19

Total from investment operations	0.53		1.13	1.92	(3.47)	0.84	1.34

Less distributions:
From net investment income	—		(0.12)	(0.14)	(0.11)	(0.20)	(0.16)
From net realized gain	—		(0.02)	(0.08)	(0.39)	(0.81)	(0.04)

Total distributions	—		(0.14)	(0.22)	(0.50)	(1.01)	(0.20)

Net Asset Value, end of period	$10.80		$10.27	$9.28	$7.58	$11.55	$11.72

Total return	5.16	%††	12.25%	25.40%	(29.90)%	7.17%	12.70%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.16%	0.19%	0.21%	0.22%	0.33%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.16%	0.18%	0.15%	0.18%	0.18%
Net investment income before reimbursements/waivers	0.39	%†	1.77%	2.03%	1.17%	1.98%	1.81%
Net investment income net of reimbursements/waivers, if any	0.39	%†	1.77%	2.04%	1.22%	2.02%	1.96%
Supplemental Data:
Net assets, end of period (000)	$299,719		$267,155	$146,397	$81,317	$83,891	$48,804
Portfolio turnover	5	%††	7%	5%	11%	38%	4%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.34		$9.26	$7.45	$11.75	$11.88	$10.64
Income from investment operations:
Net investment income	0.01		0.12	0.13	0.08	0.14	0.14
Net realized and unrealized gain (loss)	0.57		1.09	1.90	(3.92)	0.70	1.30

Total from investment operations	0.58		1.21	2.03	(3.84)	0.84	1.44

Less distributions:
From net investment income	—		(0.12)	(0.13)	(0.09)	(0.18)	(0.15)
From net realized gain	—		(0.01)	(0.09)	(0.37)	(0.79)	(0.05)

Total distributions	—		(0.13)	(0.22)	(0.46)	(0.97)	(0.20)

Net Asset Value, end of period	$10.92		$10.34	$9.26	$7.45	$11.75	$11.88

Total return	5.61	%††	13.11%	27.33%	(32.54)%	7.11%	13.52%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.16%	0.20%	0.23%	0.26%	0.51%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.16%	0.19%	0.16%	0.20%	0.18%
Net investment income before reimbursements/waivers	0.19	%†	1.53%	1.89%	1.01%	1.78%	1.43%
Net investment income net of reimbursements/waivers, if any	0.19	%†	1.53%	1.90%	1.07%	1.85%	1.76%
Supplemental Data:
Net assets, end of period (000)	$233,821		$211,155	$121,219	$66,183	$61,465	$26,007
Portfolio turnover	7	%††	7%	4%	10%	43%	3%

	Milestone 2035
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.28		$9.10	$7.21	$11.83	$11.98	$10.69
Income from investment operations:
Net investment income	—		0.10	0.13	0.08	0.12	0.13
Net realized and unrealized gain (loss)	0.62		1.20	1.98	(4.23)	0.75	1.36

Total from investment operations	0.62		1.30	2.11	(4.15)	0.87	1.49

Less distributions:
From net investment income	—		(0.10)	(0.13)	(0.08)	(0.17)	(0.13)
From net realized gain	—		(0.02)	(0.09)	(0.39)	(0.85)	(0.07)

Total distributions	—		(0.12)	(0.22)	(0.47)	(1.02)	(0.20)

Net Asset Value, end of period	$10.90		$10.28	$9.10	$7.21	$11.83	$11.98

Total return	6.03	%††	14.33%	29.22%	(34.91)%	7.25%	14.00%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.17	%†	0.19%	0.25%	0.31%	0.40%	0.76%
Expenses net of reimbursements/waivers, if any	0.17	%†	0.19%	0.22%	0.19%	0.20%	0.18%
Net investment income before reimbursements/waivers	0.03	%†	1.35%	1.92%	0.90%	1.60%	1.04%
Net investment income net of reimbursements/waivers, if any	0.03	%†	1.35%	1.95%	1.03%	1.80%	1.62%
Supplemental Data:
Net assets, end of period (000)	$148,789		$133,121	$76,875	$37,375	$34,831	$16,418
Portfolio turnover	7	%††	7%	4%	9%	40%	10%

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.30		$9.07	$7.10	$11.85	$11.91	$10.68
Income from investment operations:
Net investment income	—		0.10	0.13	0.08	0.11	0.12
Net realized and unrealized gain (loss)	0.64		1.25	2.05	(4.38)	0.75	1.39

Total from investment operations	0.64		1.35	2.18	(4.30)	0.86	1.51

Less distributions:
From net investment income	—		(0.10)	(0.13)	(0.08)	(0.16)	(0.13)
From net realized gain	—		(0.02)	(0.08)	(0.37)	(0.76)	(0.15)

Total distributions	—		(0.12)	(0.21)	(0.45)	(0.92)	(0.28)

Net Asset Value, end of period	$10.94		$10.30	$9.07	$7.10	$11.85	$11.91

Total return	6.21	%††	14.91%	30.70%	(36.13)%	7.23%	14.14%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.17	%†	0.18%	0.23%	0.32%	0.43%	1.11%
Expenses net of reimbursements/waivers, if any	0.17	%†	0.18%	0.21%	0.19%	0.19%	0.18%
Net investment income before reimbursements/waivers	0.01	%†	1.20%	2.05%	0.92%	1.61%	0.90%
Net investment income net of reimbursements/waivers, if any	0.01	%†	1.20%	2.06%	1.05%	1.85%	1.83%
Supplemental Data:
Net assets, end of period (000)	$146,957		$132,306	$91,348	$38,001	$32,882	$12,699
Portfolio turnover	9	%††	21%	4%	11%	47%	24%

	Milestone 2045
	For the Period January 1, 2011 to June 30, 2011 (Unaudited)		For the Period From January 4, 2010 to December 31, 2010
Net Asset Value, beginning of period	$11.33		$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		0.10
Net realized and unrealized gain	0.72		1.36

Total from investment operations	0.71		1.46

Less distributions:
From net investment income	—		(0.10)
From net realized gain	—		(0.03)

Total distributions	—		(0.13)

Net Asset Value, end of period	$12.04		$11.33

Total return	6.27	%††	14.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.36	%†	0.87	%†
Expenses net of reimbursements/waivers, if any	0.35	%†	0.34	%†
Net investment income (loss) before reimbursements/waivers	(0.17	)%†	1.67	%†
Net investment income (loss) net of reimbursements/waivers, if any	(0.16	)%†	2.19	%†
Supplemental Data:
Net assets, end of period (000)	$30,359		$22,363
Portfolio turnover	2	%††	8	%††

†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) was organized as a Delaware statutory trust on July 28, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company consisted of the following series on June 30, 2011:

The “Actively Managed Funds”:	The “Index Funds”:
Low Duration Bond Fund	Core Bond Index Fund
Inflation Protected Securities Fund	500 Stock Index Fund
Equity Income Fund	Broad Market Index Fund
Growth & Income Fund	Mid/Small Company Index Fund
Growth Fund	Overseas Equity Index Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund

The Actively Managed, Model Portfolio and Milestone Funds each offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the record date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

At a meeting on January 27, 2011, the Company’s Board of Directors (“Board”) determined to liquidate and terminate the Money Market Fund. The Money Market Fund was closed and liquidated on March 25, 2011.

The Model Portfolio Funds Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Board, Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio Fund. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Model Portfolio Fund and the target investment allocation to each underlying fund as of June 30, 2011 were as follows:

	Model Portfolio Funds
Fund	Savings Oriented	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Fixed Income—%
Low Duration Bond	31.00%	19.00%	8.00%	0.00%	0.00%
Core Bond Index, Class I	9.00%	12.00%	13.00%	13.00%	0.00%
Inflation Protected Securities	15.00%	10.00%	4.00%	0.00%	0.00%

Total Fixed Income—%	55.00%	41.00%	25.00%	13.00%	0.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Model Portfolio Funds
Fund	Savings Oriented	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Equity—%
Equity Income	10.00%	11.00%	12.00%	13.00%	18.00%
Growth & Income	10.00%	9.00%	12.00%	13.00%	17.00%
Growth	0.00%	6.00%	10.00%	11.50%	17.00%
Select Value	0.00%	3.00%	5.50%	8.50%	9.50%
Aggressive Opportunities	0.00%	3.00%	5.50%	8.50%	9.50%
Discovery	0.00%	0.00%	3.00%	4.50%	9.00%
International	5.00%	8.00%	12.00%	16.00%	20.00%

Total Equity—%	25.00%	40.00%	60.00%	75.00%	100.00%

Multi-Strategy—%
Diversifying Strategies	20.00%	19.00%	15.00%	12.00%	0.00%

Total Multi-Strategy—%	20.00%	19.00%	15.00%	12.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

The Milestone Funds Structure

The Milestone Funds invest entirely in underlying funds. Subject to the supervision of the Board, VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Milestone Fund. Each fund invests in a combination of underlying funds that is believed to be appropriate for investors who expect to begin making gradual withdrawals from the fund, typically at or after retirement, in or around the year stated in the Milestone Fund’s name, except for the Milestone Retirement Income Fund. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative over time until the fund achieves a constant asset allocation approximately ten years after the year designated in its name. The Milestone 2045 Fund has not yet been adjusted because of its long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the target investment allocation to each underlying fund as of June 30, 2011, were as follows:

	Milestone Funds
Fund	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	31.00%	14.62%	10.32%	6.49%	2.55%
Core Bond Index, Class I	9.00%	6.44%	10.38%	14.55%	13.22%
Inflation Protected Securities	15.00%	15.00%	8.25%	0.75%	0.00%

Total Fixed Income—%	55.00%	36.06%	28.95%	21.79%	15.77%

Equity—%
Equity Income	10.00%	18.65%	19.08%	21.41%	23.08%
Growth & Income	10.00%	11.00%	11.05%	11.65%	13.09%
Growth	0.00%	7.30%	7.53%	8.38%	9.39%
Mid/Small Company Index, Class I	0.00%	0.00%	6.07%	8.97%	11.49%
International	5.00%	9.36%	10.94%	12.67%	14.43%

Total Equity—%	25.00%	46.31%	54.67%	63.08%	71.48%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Milestone Funds
Fund	Retirement Income	2010	2015	2020	2025
Multi-Strategy—%
Diversifying Strategies	20.00%	17.63%	16.38%	15.13%	12.75%

Total Multi-Strategy—%	20.00%	17.63%	16.38%	15.13%	12.75%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

Fund	2030	2035	2040	2045
Fixed Income—%
Low Duration Bond	1.21%	0.11%	0.00%	0.00%
Core Bond Index, Class I	8.67%	5.32%	5.00%	5.00%
Inflation Protected Securities	0.00%	0.00%	0.00%	0.00%

Total Fixed Income—%	9.88%	5.43%	5.00%	5.00%

Equity—%
Equity Income	24.50%	25.90%	27.27%	27.40%
Growth & Income	14.19%	14.96%	15.90%	16.00%
Growth	10.55%	11.89%	12.54%	12.60%
Mid/Small Company Index, Class I	14.52%	18.49%	19.89%	20.00%
International	16.11%	17.83%	18.90%	19.00%

Total Equity—%	79.87%	89.07%	94.50%	95.00%

Multi-Strategy—%
Diversifying Strategies	10.25%	5.50%	0.50%	0.00%

Total Multi-Strategy—%	10.25%	5.50%	0.50%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%

Since the Model Portfolio Funds and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

Subadviser Changes from January 1, 2011 to June 30, 2011

At a Board meeting held on June 17, 2011 VIA recommended, and the Board approved, the termination of Analytic Investors, LLC as a subadviser to the Diversifying Strategies Fund.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates and those differences could be material.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (International Financial Reporting Standards). The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update’s adoption on the Company’s financial statement disclosures.

Fair Value Measurements

The Company adopted FASB ASC, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the hierarchy. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 in the hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”) and are generally categorized as Level 2 or Level 3 in the hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

On May 18, 2011, the Diversifying Strategies Fund resolved and withdrew its two bankruptcy claims, each in the amount of $54,298, that it had filed against Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. with respect to certain derivatives transactions.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the hierarchy.

The valuation techniques used by the funds to measure fair value during the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2011, in valuing each fund’s investment carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$326,870,121	$—	$326,870,121
Mortgage-Related Securities	—	28,979,134	—	28,979,134
U.S. Treasury Obligations	—	67,072,269	—	67,072,269
Government Related Obligations	—	41,854,470	—	41,854,470
Asset-Backed Securities	—	81,813,437	—	81,813,437
Money Market Funds	10,678,026	—	—	10,678,026

Total Investments in Securities	$10,678,026	$546,589,431	$—	$557,267,457

Derivative Instruments:
Assets:
Forward Currency Contracts	—	53,200	—	53,200

Total Assets	$—	$53,200	$—	$53,200

Liabilities:
Futures	(24,970)	—	—	(24,970)

Total Liabilities	$(24,970)	$—	$—	$(24,970)

Total Derivative Instruments	$(24,970)	$53,200	$—	$28,230

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$30,976,074	$—	$30,976,074
U.S. Treasury Obligations	—	440,999,646	—	440,999,646
Government Related Obligations	—	2,621,038	—	2,621,038
Asset-Backed Securities	—	9,325,583	—	9,325,583
Certificates of Deposit	—	5,503,346	—	5,503,346
Money Market Funds	74,860,425	—	—	74,860,425

Total Investments in Securities	$74,860,425	$489,425,687	$—	$564,286,112

Derivative Instruments:
Assets:
Purchased Options	4,631	74,358	—	78,989
Swap Agreements	—	211,482	—	211,482
Futures	226,950	—	—	226,950

Total Assets	$231,581	$285,840	$—	$517,421

Liabilities:
Written Options	(63,419)	(288,945)	—	(352,364)
Futures	(188,363)	—	—	(188,363)

Total Liabilities	$(251,782)	$(288,945)	$—	$(540,727)

Total Derivative Instruments	$(20,201)	$(3,105)	$—	$(23,306)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,828,852,281	$7,341,334	$—	$1,836,193,615
Convertible Preferred Stocks	—	4,445,088	—	4,445,088
Money Market Funds	268,920,558	—	—	268,920,558

Total Investments in Securities	$2,097,772,839	$11,786,422	$—	$2,109,559,261

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,234,297,807	$3,664,016	$—	$1,237,961,823
Money Market Funds	68,034,535	—	—	68,034,535

Total Investments in Securities	$1,302,332,342	$3,664,016	$—	$1,305,996,358

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,919,997,614	$—	$—	$1,919,997,614
Money Market Funds	69,460,435	—	—	69,460,435

Total Investments in Securities	$1,989,458,049	$—	$—	$1,989,458,049

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$338,314,130	$—	$—	$338,314,130
Money Market Funds	32,406,470	—	—	32,406,470

Total Investments in Securities	$370,720,600	$—	$—	$370,720,600

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,091,538,196	$24,118,980	$—	$1,115,657,176
Money Market Funds	139,120,327	—	—	139,120,327

Total Investments in Securities	$1,230,658,523	$24,118,980	$—	$1,254,777,503

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$99,528,506	$2,618,498	$—	$102,147,004
Convertible Preferred Stocks	—	1,273,444	—	1,273,444
Corporate Obligations	—	59,872,658	—	59,872,658
Mortgage-Related Securities	—	12,880,397	—	12,880,397
Convertible Debt Obligations	—	386,266	—	386,266
U.S. Treasury Obligations	—	12,435,467	—	12,435,467
Government Related Obligations	—	14,914,063	—	14,914,063
Asset-Backed Securities	—	6,132,908	—	6,132,908
Warrants	107,924	18,388	—	126,312
Money Market Funds	27,871,563	—	—	27,871,563

Total Investments in Securities	$127,507,993	$110,532,089	$—	$238,040,082

Derivative Instruments:
Assets:
Futures	6,481,042	—	—	6,481,042
Forward Currency Contracts	—	15,614	—	15,614

Total Assets	$6,481,042	$15,614	$—	$6,496,656

Total Derivative Instruments	$6,481,042	$15,614	$—	$6,496,656

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$102,566,260	$1,120,563,327	$—	$1,223,129,587
Money Market Funds	103,240,891	—	—	103,240,891

Total Investments in Securities	$205,807,151	$1,120,563,327	$—	$1,326,370,478

Derivative Instruments:
Liabilities:
Forward Currency Contracts	—	(104,334)	—	(104,334)

Total Liabilities	$—	$(104,334)	$—	$(104,334)

Total Derivative Instruments	$—	$(104,334)	$—	$(104,334)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$4,809,772	$18,475,370	$—	$23,285,142
Convertible Preferred Stocks	—	13,638,409	—	13,638,409
Corporate Obligations	—	320,522,630	—	320,522,630
Mortgage-Related Securities	—	33,978,842	—	33,978,842
Convertible Debt Obligations	—	221,021,828	—	221,021,828
U.S. Treasury Obligations	—	99,676,752	—	99,676,752
Government Related Obligations	—	65,907,959	—	65,907,959
Asset-Backed Securities	—	48,129,714	—	48,129,714
Certificates of Deposit	—	24,480,337	—	24,480,337
Commercial Paper	—	2,500,000	—	2,500,000
Money Market Funds	39,204,059	—	—	39,204,059

Total Investments in Securities	$44,013,831	$848,331,841	$—	$892,345,672

Derivative Instruments:
Assets:
Purchased Options	16,779,854	155,014	—	16,934,868
Futures	2,789,479	—	—	2,789,479
Forward Currency Contracts	—	2,528,550	—	2,528,550

Total Assets	$19,569,333	$2,683,564	$—	$22,252,897

Liabilities:
Written Options	—	(145,073)	—	(145,073)
Futures	(1,896,974)	—	—	(1,896,974)
Forward Currency Contracts	—	(2,002,288)	—	(2,002,288)

Total Liabilities	$(1,896,974)	$(2,147,361)	$—	$(4,044,335)

Total Derivative Instruments	$17,672,359	$536,203	$—	$18,208,562

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$221,680,842	$—	$221,680,842
Mortgage-Related Securities	—	399,901,017	—	399,901,017
U.S. Treasury Obligations	—	363,774,747	—	363,774,747
Government Related Obligations	—	128,696,316	—	128,696,316
Asset-Backed Securities	—	2,691,458	—	2,691,458
Certificates of Deposit	—	514,205	—	514,205
Money Market Funds	109,520,630	—	—	109,520,630

Total Investments in Securities	$109,520,630	$1,117,258,585	$—	$1,226,779,215

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$394,126,326	$—	$—	$394,126,326
U.S. Treasury Obligations	—	319,989	—	319,989
Money Market Funds	17,102,275	—	—	17,102,275

Total Investments in Securities	$411,228,601	$319,989	$—	$411,548,590

Derivative Instruments:
Assets:
Futures	127,289	—	—	127,289

Total Assets	$127,289	$—	$—	$127,289

Total Derivative Instruments	$127,289	$—	$—	$127,289

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$530,056,890	$258	$—	$530,057,148
Corporate Obligations	—	4	—	4
U.S. Treasury Obligations	—	294,990	—	294,990
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	31,760,826	—	—	31,760,826

Total Investments in Securities	$561,817,716	$295,252	$—	$562,112,968

Derivative Instruments:
Assets:
Futures	141,011	—	—	141,011

Total Assets	$141,011	$—	$—	$141,011

Total Derivative Instruments	$141,011	$—	$—	$141,011

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$437,351,976	$1,713	$—	$437,353,689
Corporate Obligations	—	27	—	27
U.S. Treasury Obligations	—	534,981	—	534,981
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	79,796,988	—	—	79,796,988

Total Investments in Securities	$517,148,964	$536,721	$—	$517,685,685

Derivative Instruments:
Assets:
Futures	366,949	—	—	366,949

Total Assets	$366,949	$—	$—	$366,949

Total Derivative Instruments	$366,949	$—	$—	$366,949

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$—	$209,154,184	$—	$209,154,184
Preferred Stocks	—	1,143,966	—	1,143,966
U.S. Treasury Obligations	—	224,992	—	224,992
Rights	—	8,607	—	8,607
Money Market Funds	8,464,300	—	—	8,464,300

Total Investments in Securities	$8,464,300	$210,531,749	$—	$218,996,049

Derivative Instruments:
Assets:
Futures	87,643	—	—	87,643
Forward Currency Contracts	—	8,301	—	8,301

Total Assets	$87,643	$8,301	$—	$95,944

Liabilities:
Forward Currency Contracts	—	(34,655)	—	(34,655)

Total Liabilities	$—	$(34,655)	$—	$(34,655)

Total Derivative Instruments	$87,643	$(26,354)	$—	$61,289

See Schedule of Investments for identification of securities by industry classification.

All investments held by the Model Portfolio Funds and Milestone Funds are categorized as Level 1.

As of June 30, 2011, the funds did not hold any significant investments in Level 3, and there were no significant transfers in and out of Levels 1, 2, or 3.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	JPY	— Japanese Yen
BRL	— Brazilian Real	NOK	— Norwegian Krona
CAD	— Canadian Dollar	NZD	— New Zealand Dollar
CHF	— Swiss Franc	SEK	— Swedish Krona
EUR	— European Monetary Unit	USD	— U.S. Dollar
GBP	— British Pound

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over the counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MIL	— Borsa Italiana Exchange
CME	— Chicago Mercantile Exchange	MSE	— Montreal Exchange
EOE	— Dutch Options Exchange	NYF	— New York Futures Exchange
EOP	— Euronext Paris Exchange	SFE	— Sydney Futures Exchange
EUX	— Eurex Deutschland Exchange	SGX	— Singapore Exchange
HKG	— Hong Kong Futures Exchange	SSE	— Stockholm Stock Exchange
LIF	— Liffe Exchange	TSE	— Tokyo Stock Exchange
MFM	— Meff Renta Variable Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve,

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, and Inflation Protected Securities Funds. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from any net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation-protected securities adjustments, taxable over-distributions or returns of capital, and adjustments relating to income received from, or dispositions of, real estate investment trust, passive foreign investment company, publicly traded partnership, contingent payment debt instruments, and mutual fund company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The FASB issued Interpretation ASC 740, “Income Taxes,” which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of June 30, 2011. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act changed various technical rules governing the tax treatment of regulated investment companies, which are generally effective beginning with the Company’s taxable year ending December 31, 2011. Under the Act, the funds will be permitted to carry forward capital losses incurred in taxable years beginning after the enactment date indefinitely. However, any losses incurred during post-enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Relevant information regarding the impact of the Act on the Company, if any, will be contained within the financial statement notes for the Company’s taxable year ending December 31, 2011.

3.	Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each fund during the reporting period.

	Low Duration Bond Fund	Inflation Protected Securities Fund	Discovery Fund	Diversifying Strategies Fund
Futures Contracts:
Average Notional Balance Long	$—	$7,841,002	$108,871,197	$184,962,145
Average Notional Balance Short	7,034,545	30,612,579	—	283,110,170

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$496,447	$—	$—	$323,521,118
Average Settlement Value Sold	6,400,626	—	798,621	319,049,514

Exchange-Traded Options:
Average Market Value Purchased	$—	$47,003	$—	$6,686,271
Average Market Value Written	—	45,610	—	—

Over the Counter Options:
Average Market Value Purchased	$—	$—	$—	$62,637
Average Market Value Written	—	—	—	166,410

Swaptions:
Average Notional Balance Purchased	$—	$8,757,143	$—	$—
Average Notional Balance Written	—	55,314,286	—	—

Total Return Swaps:
Average Notional Balance Long	$—	$—	$—	$71,914,286
Average Notional Balance Short	—	—	—	14,942,857

Interest Rate Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$—	$—	$—
Average Notional Balance—Sells Fixed Rate	—	6,600,000	—	—

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	500 Stock Index Fund	Broad Market Index fund	Mid/Small Company Index Fund	Overseas Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$10,517,517	$4,427,045	$6,693,800	$3,621,246
Average Notional Balance Short	—	—	—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—	$—	$—	$6,146,879
Average Settlement Value Sold	—	—	—	3,317,007

	International Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—
Average Settlement Value Sold	9,708,339

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index. Some funds also may use futures to obtain or adjust investment exposure to certain assets, or asset classes, or foreign currencies.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*			*	*	*
Inflation Protected Securities	*			*	*	*
Equity Income				*	*
Growth & Income				*	*
Growth				*	*
Select Value				*	*
Aggressive Opportunities				*	*
Discovery	*			*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the future the fund agrees to deposit an amount equal to a certain percentage of the contract value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that a fund will not lose money.

During the six month period ended June 30, 2011, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund.

As of June 30, 2011, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
81	CBT	U.S. 5 Year Treasury Note	September 2011	$9,654,820	$(24,970)

Inflation Protected Securities Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
30	CBT	U.S. 10 Year Treasury Note	September 2011	$3,669,844	$(23,026)

Sold
97	CBT	U.S. 2 Year Treasury Note	September 2011	$21,276,344	$(58,492)
29	CBT	U.S. 20 Year Treasury Bond	September 2011	3,567,906	92,224
59	CBT	U.S. 30 Year Treasury Bond	September 2011	7,448,750	134,726
127	CBT	U.S. 5 Year Treasury Note	September 2011	15,137,805	(106,845)

					$61,613

					$38,587

Discovery Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
1,301	NYF	E-MINI Russell 2000 Index	September 2011	$107,384,540	$6,481,042

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
161	EOE	Amsterdam Index	July 2011	$15,864,568	$289,331
177	SFE	Australian Government 10 Year Bond	September 2011	20,134,017	(130,268)
59	EOP	CAC 40 Index	July 2011	3,404,815	152,550
160	CME	E-MINI S&P 500 Index	September 2011	10,524,000	215,189
474	LIF	FTSE 100 Index	September 2011	44,903,050	1,625,350
16	MIL	FTSE/MIB Index	September 2011	2,344,951	47,833
16	MFM	IBEX 35 Index	July 2011	2,383,583	97,455
65	SFE	SPI 200 Index	September 2011	8,019,054	225,065
4	CBT	U.S. 10 Year Treasury Note	September 2011	489,313	2,837
158	LIF	UK Gilt Long Bond	September 2011	30,467,889	(224,132)

					$2,301,210

Sold
461	SGX	10 Year Mini-JGB	September 2011	$80,810,285	$(88,728)
134	MSE	Canadian Government 10 Year Bond	September 2011	17,227,083	122,610
66	EUX	DAX Index	September 2011	17,685,993	(550,758)
181	EUX	Euro Bund	September 2011	32,935,633	11,259
151	HKG	Hang Seng Index	July 2011	21,760,207	(416,634)
88	MSE	S&P/TSX 60 Index	September 2011	13,909,192	(379,087)
19	TSE	TOPIX Index	September 2011	2,004,906	(52,101)
87	CBT	U.S. 5 Year Treasury Note	September 2011	10,369,992	(55,266)

					$(1,408,705)

					$892,505

500 Stock Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
61	CME	E-MINI S&P 500 Index	September 2011	$4,012,275	$127,289

Broad Market Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
8	NYF	E-MINI Russell 2000 Index	September 2011	$660,320	$30,413
49	CME	E-MINI S&P 500 Index	September 2011	3,222,975	110,598

					$141,011

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Mid/Small Company Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
55	NYF	E-MINI Russell 2000 Index	September 2011	$4,539,700	$203,938
47	CME	E-MINI S&P MidCap 400 Index	September 2011	4,589,550	163,011

					$366,949

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
24	EUX	DJ Euro STOXX 50 Index	September 2011	$991,207	$26,484
9	LIF	FTSE 100 Index	September 2011	852,590	26,011
2	SFE	SPI 200 Index	September 2011	246,740	4,267
6	TSE	TOPIX Index	September 2011	633,128	30,881

					$87,643

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward currency contracts and foreign currency transactions in the Statement of Operations, respectively.

The amount at risk for such forward currency contracts may exceed the amount reflected in the financial statements.

During the six month period ended June 30, 2011, the following funds purchased and/or sold forward foreign currency exchange contracts: Low Duration Bond Fund, Discovery Fund, International Fund, Diversifying Strategies Fund, and Overseas Equity Index Fund.

As of June 30, 2011, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2011	Net Unrealized Appreciation
Sale	Citibank NA	EUR	USD	07/11/2011	$3,855,093	$3,832,112	$22,981
Sale	HSBC Bank plc	GBP	USD	07/11/2011	1,381,486	1,351,267	30,219

							$53,200

Discovery Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2011	Net Unrealized Appreciation
Sale	Citibank NA	EUR	USD	07/11/2011	$650,538	$646,660	$3,878
Sale	HSBC Bank plc	GBP	USD	07/11/2011	536,515	524,779	11,736

							$15,614

International Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2011	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	07/29/2011	$14,091,780	$14,181,736	$(89,956)
Sale	JPMorgan Chase Bank NA	CHF	USD	09/30/2011	10,160,923	10,175,301	(14,378)

							$(104,334)

Diversifying Strategies Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2011	Net Unrealized Appreciation/ (Depreciation)
Purchase	Goldman Sachs International	USD	AUD	09/21/2011	$57,899,687	$58,500,975	$601,288
Purchase	Goldman Sachs International	USD	CAD	09/21/2011	14,238,026	14,354,751	116,725

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2011	Net Unrealized Appreciation/ (Depreciation)
Purchase	Goldman Sachs International	USD	CHF	09/21/2011	$20,077,129	$20,092,455	$15,326
Purchase	Goldman Sachs International	USD	EUR	09/21/2011	38,822,417	38,960,619	138,202
Purchase	Goldman Sachs International	USD	GBP	09/21/2011	9,942,264	9,848,389	(93,875)
Purchase	Goldman Sachs International	USD	JPY	09/21/2011	43,976,621	43,758,969	(217,652)
Purchase	Goldman Sachs International	USD	NOK	09/21/2011	23,420,282	23,781,210	360,928
Purchase	Goldman Sachs International	USD	NZD	09/21/2011	16,628,530	16,953,041	324,511
Purchase	Goldman Sachs International	USD	SEK	09/21/2011	31,542,938	31,384,587	(158,351)

							$1,087,102

Sale	Goldman Sachs International	AUD	USD	09/21/2011	$19,614,736	$19,934,204	$(319,468)
Sale	Goldman Sachs International	CAD	USD	09/21/2011	9,148,544	9,312,702	(164,158)
Sale	Goldman Sachs International	CHF	USD	09/21/2011	39,161,639	39,150,073	11,566
Sale	Goldman Sachs International	EUR	USD	09/21/2011	44,294,917	45,050,167	(755,250)
Sale	Goldman Sachs International	GBP	USD	09/21/2011	64,891,940	63,931,936	960,004
Sale	Goldman Sachs International	JPY	USD	09/21/2011	8,033,749	8,049,945	(16,196)
Sale	Goldman Sachs International	NOK	USD	09/21/2011	24,713,004	24,783,999	(70,995)
Sale	Goldman Sachs International	NZD	USD	09/21/2011	10,552,782	10,726,225	(173,443)
Sale	Goldman Sachs International	SEK	USD	09/21/2011	3,797,920	3,830,820	(32,900)

							$(560,840)

							$526,262

Overseas Equity Index Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2011	Net Unrealized Appreciation/ (Depreciation)
Purchase	Barclays Bank plc	USD	AUD	09/21/2011	$145,190	$147,089	$1,899
Purchase	Citibank NA	USD	AUD	09/21/2011	227,021	230,062	3,041
Purchase	Citibank NA	USD	EUR	09/21/2011	1,109,861	1,109,298	(563)
Purchase	Credit Suisse International	USD	EUR	09/21/2011	39,936	40,080	144
Purchase	Bank of America NA	USD	GBP	09/21/2011	386,389	379,429	(6,960)
Purchase	Citibank NA	USD	GBP	09/21/2011	90,335	90,755	420
Purchase	Deutsche Bank AG	USD	GBP	09/21/2011	257,641	252,954	(4,687)
Purchase	UBS AG	USD	GBP	09/21/2011	90,189	90,435	246
Purchase	Citibank NA	USD	JPY	09/21/2011	303,821	302,665	(1,156)
Purchase	JPMorgan Chase Bank NA	USD	JPY	09/21/2011	689,820	684,660	(5,160)

							$(12,776)

Sale	Citibank NA	AUD	USD	09/21/2011	$312,600	$319,519	$(6,919)
Sale	Credit Suisse International	EUR	USD	09/21/2011	40,396	40,080	316
Sale	Citibank NA	EUR	USD	09/21/2011	651,376	659,613	(8,237)
Sale	Bank of America NA	EUR	USD	09/21/2011	38,878	39,501	(623)
Sale	Citibank NA	GBP	USD	09/21/2011	477,334	475,940	1,394
Sale	Citibank NA	JPY	USD	09/21/2011	546,322	545,836	486
Sale	JPMorgan Chase Bank NA	JPY	USD	09/21/2011	101,740	102,090	(350)
Sale	Bank of America NA	JPY	USD	09/21/2011	101,140	100,785	355

							$(13,578)

							$(26,354)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*
Growth & Income			*
Growth					*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery		*	*		*
International			*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

During the six month period ended June 30, 2011, the following funds purchased and/or sold put and/or call options: Inflation Protected Securities Fund and Diversifying Strategies Fund.

Written option activity for the six month period ended June 30, 2011 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2010	—	$—	—	$—	—	$—

Written	88	46,462	541	147,345	629	193,807
Closed	—	—	(294)	(92,557)	(294)	(92,557)
Expired	—	—	—	—	—	—

Ending balance as of 06/30/2011	88	$46,462	247	$54,788	335	$101,250

Diversifying Strategies Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2010	470	$88,257	—	$—	470	$88,257

Written	1,620	272,476	—	—	1,620	272,476
Closed	(1,380)	(223,031)	—	—	(1,380)	(223,031)
Expired	—	—	—	—	—	—

Ending balance as of 06/30/2011	710	$137,702	—	$—	710	$137,702

As of June 30, 2011, the following funds had open written option contracts outstanding:

Inflation Protected Securities Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Call	U.S. 10 Year Treasury Note	88	124.00	8/26/2011	$(15,413)
Put	Euro-Dollars 1 Year Mid Curve	247	97.75	9/16/2011	53,244

					$37,831

Diversifying Strategies Fund
Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Call	Swiss Market Index	300	6,110.50	9/16/2011	$(22,085)
Call	Swiss Market Index	410	6,262.00	9/16/2011	14,714

					$(7,371)

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or in a “basket” of securities or commodities as represented by a

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or increase in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*		*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swaps are marked to market daily using pricing services or fair values. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

During the six month period ended June 30, 2011, the Inflation Protected Securities Fund participated in interest rate swaps and the Diversified Strategies Fund participated in total return swaps.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

As of June 30, 2011, the following swaps were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL 6,600,000	$211,482

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. These liabilities are reflected as written swaptions outstanding on the Statement of Assets and Liabilities. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions which expire are treated as realized gains. Premiums received from writing swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. The fund pays a premium which is included on the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

value of the swaption. Premiums paid for purchasing swaptions which expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. Premiums paid for purchasing swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap to determine the realized gain or loss. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the six month period ended June 30, 2011, the following fund participated in interest rate swaptions: Inflation Protected Securities Fund.

Written swaption activity for the six month period ended June 30, 2011 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of
12/31/2010	$3,600,000	$7,371	$34,200,000	$267,038	$37,800,000	$274,409

Written	23,200,000	100,341	48,200,000	191,976	71,400,000	292,317
Closed	—	—	(3,600,000)	(17,311)	(3,600,000)	(17,311)
Expired	(14,200,000)	(45,507)	(10,600,000)	(53,598)	(24,800,000)	(99,105)

Ending balance as of 06/30/2011	$12,600,000	$62,205	$68,200,000	$388,105	$80,800,000	$450,310

As of June 30, 2011, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Goldman Sachs	Put—Interest Rate Swaption	$16,200,000	2.00%	4/30/2012	$19,712
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	15,800,000	2.25%	9/24/2012	46,507
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	8,800,000	2.00%	4/30/2012	8,635
OTC	Citibank NA	Put—Interest Rate Swaption	6,900,000	3.00%	6/18/2012	37,147
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	4,800,000	1.80%	8/24/2011	1,158
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	4,800,000	2.50%	8/24/2011	9,296
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	4,200,000	3.75%	11/14/2011	6,574
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	4,200,000	3.00%	11/14/2011	2,706
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	3,600,000	3.00%	10/11/2011	(4,365)
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	3,600,000	4.25%	10/11/2011	10,997
OTC	Goldman Sachs	Put—Interest Rate Swaption	3,400,000	1.00%	11/19/2012	(151)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	3,000,000	3.00%	6/18/2012	19,316
OTC	Citibank NA	Put—Interest Rate Swaption	800,000	2.25%	9/24/2012	1,384
OTC	Barclays Bank plc	Put—Interest Rate Swaption	400,000	3.00%	6/18/2012	2,054
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	300,000	2.25%	9/24/2012	395

						$161,365

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Derivative Risk Exposure

In April 2009, the Company adopted FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’ derivative contracts by certain risk exposure types (risks to which a fund is exposed as a result of holding the derivative contract) as of June 30, 2011.

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$24,970	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	53,200		Unrealized depreciation on forward foreign currency exchange contracts	—

Total		$53,200			$24,970

Inflation Protected Securities Fund
Interest rate	Investment in Securities, at value — purchased options, unrealized appreciation on swap agreements and receivable for variation margin on futures contracts	$517,421	*	Payable for variation margin on futures contracts and written options at value	$540,727	*

Total		$517,421			$540,727

Discovery Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$15,614		Unrealized depreciation on forward foreign currency exchange contracts	$—
Stock market	Receivable for variation margin on futures contracts	6,481,042	*	Payable for variation margin on futures contracts	—

Total		$6,496,656			$—

International Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$—		Unrealized depreciation on forward foreign currency exchange contracts	$104,334

Total		$—			$104,334

Diversifying Strategies Fund
Interest rate	Investment in Securities, at value — purchased options and receivable for variation margin on futures contracts	$16,916,560	^	Payable for variation margin on futures contracts	$498,394	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	2,528,550		Unrealized depreciation on forward foreign currency exchange contracts	2,002,288
Stock market	Investments in Securities, at value — purchased options and receivable for variation margin on futures contracts	2,807,787	^	Payable for variation margin on futures contracts and written options at value	1,543,653	*

Total		$22,252,897			$4,044,335

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$127,289	*	Payable for variation margin on futures contracts	$—

Total		$127,289			$—

Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$141,011	*	Payable for variation margin on futures contracts	$—

Total		$141,011			$—

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$366,949	*	Payable for variation margin on futures contracts	$—

Total		$366,949			$—

Overseas Equity Index Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$8,301		Unrealized depreciation on forward foreign currency exchange contracts	$34,655
Stock market	Receivable for variation margin on futures contracts	87,643	*	Payable for variation margin on futures contracts	—

Total		$95,944			$34,655

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. The cumulative variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

^	Includes cumulative appreciation (depreciation) of futures contracts and options on futures at value as reported in the Notes to Financial Statements and Schedule of Investments, respectively. The cumulative variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The following tables reflect the funds’ gains (losses) related to derivative activities by risk exposure types (risks to which a fund is exposed as a result of holding the derivative contract) for the six month period ended June 30, 2011, in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations.

Low Duration Bond Fund[1]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(370,421)	$—	$—	$(370,421)
Foreign currency	—		—	(493,956)	—	(493,956)

Total	$—		$(370,421)	$(493,956)	$—	$(864,377)

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(27,970)	$—	$—	$(27,970)
Foreign currency	—		—	45,711	—	45,711

Total	$—		$(27,970)	$45,711	$—	$17,741

Inflation Protected Securities Fund[2]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$81,756	**	$(588,501)	$—	$—	$(506,745)
Foreign currency	—		—	—	—	—

Total	$81,756	**	$(588,501)	$—	$—	$(506,745)

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$314,922		$44,491	$—	$24,053	$383,466
Foreign currency	—		—	—	—	—

Total	$314,922		$44,491	$—	$24,053	$383,466

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Discovery Fund[3]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$—	$—	$—	$—
Foreign currency	—		—	(31,296)	—	(31,296)
Stock market	—		2,381,229	—	—	2,381,229

Total	$—		$2,381,229	$(31,296)	$—	$2,349,933

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$—	$—	$—	$—
Foreign currency	—		—	14,954	—	14,954
Stock market	—		4,109,474	—	—	4,109,474

Total	$—		$4,109,474	$14,954	$—	$4,124,428

International Fund[4]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—		$—	$(1,005,723)	$—	$(1,005,723)
Stock market	—		—	—	—	—

Total	$—		$—	$(1,005,723)	$—	$(1,005,723)

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—		$—	$(104,334)	$—	$(104,334)
Stock market	—		—	—	—	—

Total	$—		$—	$(104,334)	$—	$(104,334)

Diversifying Strategies Fund[5]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(2,653,129	)**	$(870,073)	$—	$101,348	$(3,421,854)
Foreign currency	—		—	2,331,116	—	2,331,116
Stock market	38,225		2,178,504	—	—	2,216,729

Total	$(2,614,904	)**	$1,308,431	$2,331,116	$101,348	$1,125,991

Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$1,396,830		$407,131	$—	$1,853,545	$3,657,506
Foreign currency	—		—	(366,458)	—	(366,458)
Stock market	(350,585)		507,315	—	—	156,730

Total	$1,046,245		$914,446	$(366,458)	$1,853,545	$3,447,778

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

500 Stock Index Fund[6]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$503,019	$—	$—	$503,019
	Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(62,269)	$—	$—	$(62,269)

Broad Market Index Fund[7]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$116,301	$—	$—	$116,301
	Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$43,171	$—	$—	$43,171

Mid/Small Company Index Fund[8]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(401,213)	$—	$—	$(401,213)
Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$372,476	$—	$—	$372,476

Overseas Equity Index Fund[9]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$233,513	$—	$233,513
Stock market	—	197,347	—	—	197,347

Total	$—	$197,347	$233,513	$—	$430,860

Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$(113,079)	$—	$(113,079)
Stock market	—	98,669	—	—	98,669

Total	$—	$98,669	$(113,079)	$—	$(14,410)

**	The realized gain (loss) and unrealized appreciation (depreciation) for purchased options is reported in the Statements of Operations within realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities, consistent with its principal investment strategies. The fund used forward currency contracts to manage currency risk.

(2)	The Inflation Protected Securities Fund used futures, options (including swaptions), and swaps to manage interest rate risk inherent in its fixed income securities, consistent with its principal investment strategies. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market in pursuit of its investment objective and to obtain or adjust investment exposure to foreign currencies in pursuit of its investment objective.

(3)	The Discovery Fund used Russell 2000 Index futures and fixed income futures to obtain or adjust investment exposure to U.S. common stocks and to fixed income markets consistent with its principal investment strategies. The fund also used fixed income futures to manage interest rate risk inherent in its fixed income holdings. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(4)	The International Fund used forward currency contracts to obtain or adjust investment exposure to foreign currencies to facilitate the trading of the foreign securities in which the fund invested consistent with its principal investment strategies and in pursuit of its investment objective.

(5)	The Diversifying Strategies Fund used futures to manage interest rate risk inherent in its fixed income securities, consistent with its investment strategies. The fund also used futures to obtain or adjust investment exposure to stocks and fixed income securities in pursuit of its investment objective. Also, in pursuit of its investment objective, the fund used (1) options and swaps to obtain or adjust investment exposure to fixed income securities, (2) foreign currency contracts to obtain or adjust investment exposure to foreign currencies, and (3) options to obtain or adjust investment exposure to equity securities.

(6)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to stocks included in the S&P 500 Index in pursuit of its investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(7)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to equity issues in pursuit of its investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(8)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to equity issues in pursuit of its investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(9)	The Overseas Equity Index Fund used forward currency contracts to manage currency risks inherent in the fund’s equity securities in pursuit of its investment objective. The fund used futures to obtain or adjust investment exposure to equity securities, which were in support of the fund’s investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

4.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA-RC, provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed and Milestone Fund and 0.05% of the average daily net assets of the Index Funds. Effective July 1, 2005, VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. For these services, VIA earned $8,994,018 in the aggregate for the six month period ended June 30, 2011.

Vantagepoint Transfer Agents, LLC (“VTA”), a wholly owned subsidiary of ICMA-RC, provides transfer agency and administrative shareholder support services for the funds related to the retirement plans investing in the funds. Pursuant to a Transfer Agency and Administrative Services Agreement with The Vantagepoint Funds, VTA is entitled to receive a fee for fund services. VTA receives 0.35% of the average daily net assets of each Actively Managed Fund, 0.30% of the average daily net assets of the Class I shares of the Index Funds and 0.10% of the average daily net assets of the Class II shares of the Index Funds. For these services, VTA earned $20,749,089 in the aggregate for the six month period ended June 30, 2011.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management, except that the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the fund’s assets allocated and assigned to each of them by VIA. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets under management increases the rate of fee paid to the Subadviser decreases. Other subadvisers charge one fee no matter what amount of assets they have under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers during the six month period ended June 30, 2011 are presented in the “Additional Information” section of these Notes. The Subadviser’s fees during the six month period ended June 30, 2011 are shown here as an annual percentage of average net assets under management, except the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund which are calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.10%
	STW Fixed Income Management LLC	0.18%

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.10%

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC (1)	0.22%
	T. Rowe Price Associates, Inc. (1)	0.35%
	Southeastern Asset Management, Inc.	0.52%

Growth & Income	Fiduciary Management, Inc.	0.29%
	T. Rowe Price Associates, Inc.	0.38%
	Wellington Management Company, LLP	0.27%

Growth	Columbus Circle Investors	0.33%
	D.G. Capital Management Trust	0.35%
	Legg Mason Capital Management, Inc.	0.32%
	Tukman Grossman Capital Management, Inc.	0.40%
	Westfield Capital Management Company, L.P.	0.33%

Select Value	Artisan Partners Limited Partnership	0.55%
	WEDGE Capital Management LLP	0.53%
	Systematic Financial Management, L.P.	0.42%

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.32%
	Southeastern Asset Management, Inc.	0.56%
	TimesSquare Capital Management, LLC	0.50%
	Wellington Management Company, LLP	0.41%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company, LLP	0.73%

International	Artisan Partners Limited Partnership	0.65%
	GlobeFlex Capital, LP	0.40%
	Mondrian Investment Partners Limited	0.43%
	Walter Scott & Partners Limited	0.55%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)

Diversifying Strategies	Analytic Investors, LLC (2)	0.45%
	Calamos Advisors LLC	0.54%
	Mellon Capital Management Corporation (3)	0.53%
	Payden & Rygel (Enhanced Cash Strategy)	0.10%
	Payden & Rygel (Low Duration Strategy)	0.10%
	Shenkman Capital Management, Inc.	0.39%

Core Bond Index	Mellon Capital Management Corporation	0.02%

500 Stock Index	Mellon Capital Management Corporation	0.02%

Broad Market Index	Mellon Capital Management Corporation	0.02%

Mid/Small Company Index	Mellon Capital Management Corporation	0.03%

Overseas Equity Index	Mellon Capital Management Corporation	0.07%

(1)	Effective May 1, 2011, the fee schedules charged by Barrow, Hanley, Mewhinney & Strauss, LLC and T. Rowe Price & Associates, Inc. were amended and the percentages shown above represent a blended rate of the previous fee schedules and the new fee schedules.

(2)	On June 17, 2011, the Board approved the termination of Analytic Investors, LLC.

(3)	Effective May 1, 2011, Mellon Capital Management Corporation has contractually agreed to waive a portion of its subadvisory fee through April 30, 2014.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio and Milestone Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio and Milestone Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. For the six month period ended June 30, 2011, no waiver or reimbursement was required.

From January 4, 2010 through April 30, 2011, and from May 1, 2011 through April 30, 2012, VIA contractually agreed to limit the Milestone 2045 Fund expense ratio to 1.10%. The waived amount during the six month period ended June 30, 2011 was $1,479.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income and Equity Income Funds. These voluntary fee waivers were first implemented on May 1, 2003. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for The Vantagepoint Funds: a 2.5% waiver on the first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and $500 million and a 5% waiver on total assets above $500 million. For the six month period ended June 30, 2011, the fee waiver for the Growth & Income Fund totaled $21,493 and the fee waiver for the Equity Income Fund totaled $41,987. Effective October 1, 2008, Tukman Grossman Capital Management, Inc. (“Tukman Grossman”) voluntarily agreed to waive a portion of its subadvisory fee in an amount equal to 0.10% of the average daily market value of the assets managed in the Growth Fund. This waiver totaled $146,706 for the six month period ended June 30, 2011. Effective May 1, 2011, Mellon Capital Management Corporation (“Mellon Capital

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Management”) agreed to waive a portion of its subadvisory fee through April 30, 2014 so that its fee for the Diversifying Strategies Fund does not exceed 0.325% of the average daily market value of the assets managed in the Diversifying Strategies Fund. This waiver totaled $109,569 for the six month period ended June 30, 2011.

5.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the six month period ended June 30, 2011 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$25,178,517	$17,674,915	$161,431,897	$132,896,370
Inflation Protected Securities	161,957,796	177,155,956	56,103,119	29,130,076
Equity Income	—	—	142,788,410	236,361,209
Growth & Income	—	—	268,314,237	270,640,006
Growth	—	—	720,884,710	765,661,362
Select Value	—	—	105,485,761	123,445,850
Aggressive Opportunities	—	—	288,923,287	338,145,932
Discovery	10,319,433	6,989,233	69,231,322	55,388,672
International	—	—	288,543,579	299,342,985
Diversifying Strategies	23,877,336	29,706,369	295,278,390	234,537,176
Core Bond Index	113,631,612	123,114,597	177,349,022	155,326,517
500 Stock Index	—	—	6,077,532	3,495,964
Broad Market Index	—	—	2,151,037	31,713,666
Mid/Small Company Index	—	—	43,096,510	28,341,406
Overseas Equity Index	—	—	3,153,948	2,511,987
Model Portfolio Savings Oriented	—	—	16,319,953	21,435,644
Model Portfolio Conservative Growth	—	—	19,814,041	31,672,791
Model Portfolio Traditional Growth	—	—	33,947,626	92,125,997
Model Portfolio Long-Term Growth	—	—	38,048,161	87,956,113
Model Portfolio All-Equity Growth	—	—	22,384,164	41,664,148
Milestone Retirement Income	—	—	20,738,344	17,393,455
Milestone 2010	—	—	21,341,596	18,232,341
Milestone 2015	—	—	40,092,406	27,458,015
Milestone 2020	—	—	44,658,936	19,944,212
Milestone 2025	—	—	33,767,622	14,684,848
Milestone 2030	—	—	26,101,169	14,986,590
Milestone 2035	—	—	17,180,717	9,456,235
Milestone 2040	—	—	18,814,998	12,277,066
Milestone 2045	—	—	7,048,782	568,756

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

6.	Tax Basis Unrealized Appreciation (Depreciation)

As of June 30, 2011, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$551,609,760	$9,234,717	$3,577,020	$5,657,697
Inflation Protected Securities	542,330,336	22,572,288	537,523	22,034,765
Equity Income	1,883,206,866	312,093,094	85,740,699	226,352,395
Growth & Income	1,093,293,516	239,744,152	27,041,310	212,702,842
Growth	1,708,850,210	312,071,794	31,463,955	280,607,839
Select Value	313,763,441	59,971,627	3,014,468	56,957,159
Aggressive Opportunities	1,104,670,794	200,255,545	50,148,836	150,106,709
Discovery	226,536,464	20,926,517	9,422,899	11,503,618
International	1,198,951,927	168,807,824	41,389,273	127,418,551
Diversifying Strategies	882,910,678	28,539,455	2,169,593	26,369,862
Core Bond Index	1,193,217,103	38,526,556	4,964,444	33,562,112
500 Stock Index	280,156,031	154,331,115	22,938,556	131,392,559
Broad Market Index	396,235,235	217,944,492	52,066,759	165,877,733
Mid/Small Company Index	428,692,199	121,881,414	32,917,928	88,963,486
Overseas Equity Index	216,992,603	37,041,089	35,037,643	2,003,446
Model Portfolio Savings Oriented	325,168,464	16,579,337	—	16,579,337
Model Portfolio Conservative Growth	562,887,138	30,648,010	—	30,648,010
Model Portfolio Traditional Growth	1,415,724,653	85,460,359	3,638,614	81,821,745
Model Portfolio Long-Term Growth	1,752,301,125	138,398,627	3,696,220	134,702,407
Model Portfolio All-Equity Growth	705,069,789	39,186,420	6,508,586	32,677,834
Milestone Retirement Income	220,100,860	4,628,501	—	4,628,501
Milestone 2010	217,849,192	11,110,996	—	11,110,996
Milestone 2015	370,661,821	20,278,646	—	20,278,646
Milestone 2020	360,252,280	24,364,212	—	24,364,212
Milestone 2025	277,135,922	22,636,306	—	22,636,306
Milestone 2030	211,444,540	22,424,238	—	22,424,238
Milestone 2035	132,242,232	16,590,413	—	16,590,413
Milestone 2040	125,174,605	21,826,162	—	21,826,162
Milestone 2045	26,396,521	3,998,654	—	3,998,654

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of June 30, 2011, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of June 30, 2011, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$1,959,955	$1,999,800	102%
Inflation Protected Securities	55,759,881	57,407,453	103%
Equity Income	154,147,817	157,134,896	102%
Growth & Income	49,892,787	50,263,374	101%
Growth	33,771,246	34,198,266	101%
Select Value	19,628,607	20,014,039	102%
Aggressive Opportunities	113,966,896	117,202,870	103%
Discovery	23,946,506	24,714,053	103%
International	66,850,865	69,780,867	104%
Core Bond Index	102,647,308	105,160,263	102%
500 Stock Index	12,944,286	13,907,872	107%
Broad Market Index	27,313,477	28,659,893	105%
Mid/Small Company Index	68,963,263	70,639,808	102%
Overseas Equity Index	7,528,390	7,818,960	104%

8.	Transactions with Affiliated Funds

As of June 30, 2011, the Model Portfolio Funds and Milestone Funds held investments in a number of the underlying funds. The figures presented below represent the percentages of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds on that date:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Low Duration Bond	18.93%	20.17%	21.39%	—	—
Inflation Protected Securities	10.04%	11.66%	11.76%	—	—
Equity Income	1.77%	3.36%	9.22%	12.58%	6.74%
Growth & Income	2.76%	4.27%	14.29%	19.55%	9.95%
Growth	—	1.83%	7.68%	11.12%	6.42%
Select Value	—	5.12%	23.59%	46.05%	19.93%
Aggressive Opportunities	—	1.56%	7.19%	14.05%	6.17%
Discovery	—	—	21.05%	39.82%	30.87%
International	1.38%	3.81%	14.37%	24.16%	11.73%
Core Bond Index Class I	3.62%	8.40%	22.96%	28.64%	—
Diversifying Strategies	7.56%	12.45%	24.75%	24.76%	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Low Duration Bond	12.44%	5.97%	7.12%	4.42%	1.35%
Inflation Protected Securities	6.61%	6.70%	6.25%	0.56%	—
Equity Income	1.16%	2.21%	3.85%	4.23%	3.55%
Growth & Income	1.82%	2.02%	3.48%	3.59%	3.14%
Growth	—	0.86%	1.53%	1.67%	1.46%
International	0.91%	1.70%	3.43%	3.90%	3.45%
Core Bond Index Class I	2.38%	1.73%	4.71%	6.52%	4.60%
Mid/Small Company Index Class I	—	—	9.08%	13.14%	13.09%
Diversifying Strategies	4.97%	4.44%	7.00%	6.35%	4.16%

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
Low Duration Bond	0.50%	0.03%	—	—
Equity Income	2.93%	1.97%	2.04%	0.42%
Growth & Income	2.65%	1.77%	1.85%	0.39%
Growth	1.27%	0.91%	0.94%	0.20%
International	3.00%	2.11%	2.21%	0.46%
Core Bond Index Class I	2.34%	0.91%	0.86%	0.18%
Mid/Small Company Index Class I	12.89%	10.40%	11.01%	2.28%
Diversifying Strategies	2.60%	0.88%	0.08%	—

9.	Control Persons and Principal Holders of Securities

As of June 30, 2011, a majority of the voting shares of all funds were held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds and by VantageTrust, a group trust established and maintained by VantageTrust Company (“Trust Company”). VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by VantageTrust and has the power to direct the vote of the shares of the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA, the Company’s adviser. The Trust Company therefore has the power to vote more than 25% of the fund’s voting securities and thus under the 1940 Act is considered a “control” person of the funds. Both the Trust Company and VIA are wholly owned subsidiaries of ICMA-RC. As a control person of all the funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders.

Additionally, as of June 30, 2011, the VantageTrust, an affiliated group trust, held directly or indirectly, the outstanding shares of the Company in the percentages shown below:

Fund	% Owned by VantageTrust
Low Duration Bond	78.70%
Inflation Protected Securities	85.96%
Equity Income	90.88%
Growth & Income	90.37%
Growth	95.52%
Select Value	93.47%
Aggressive Opportunities	95.86%
Discovery	93.54%
International	91.48%
Diversifying Strategies	88.83%
Core Bond Index Class I	88.90%
Core Bond Index Class II	88.77%
500 Stock Index Class I	83.12%

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	% Owned by VantageTrust
500 Stock Index Class II	99.88%
Broad Market Index Class I	84.70%
Broad Market Index Class II	98.35%
Mid/Small Company Index Class I	81.04%
Mid/Small Company Index Class II	99.01%
Overseas Equity Index Class I	83.70%
Overseas Equity Index Class II	99.09%
Model Portfolio Savings Oriented	84.15%
Model Portfolio Conservative Growth	88.70%
Model Portfolio Traditional Growth	94.20%
Model Portfolio Long-Term Growth	95.87%
Model Portfolio All-Equity Growth	91.04%
Milestone Retirement Income	75.06%
Milestone 2010	73.16%
Milestone 2015	80.17%
Milestone 2020	83.50%
Milestone 2025	84.16%
Milestone 2030	84.45%
Milestone 2035	81.25%
Milestone 2040	83.33%
Milestone 2045	63.91%

10.	Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the six month period ended June 30, 2011, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$24,015
Growth & Income	23,894
Growth	193,724
Select Value	39,328
Aggressive Opportunities	88,072
Discovery	8,213
International	48,704

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2011, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

12.	Capital Stock Authorization

The Company’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that fund without thereby changing the proportionate beneficial interests in that fund and to divide such shares into classes. Each share of a class of a fund represents an equal proportional interest in the fund with each other share in the same class.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A.	Subadviser Fees

Presented below are the fees paid by each fund to subadvisers during the six month period ended June 30, 2011. Fees are shown as an annual percentage of average net assets under management except that the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA. The total dollars below represent amounts paid to subadvisers for services performed during the period October 1, 2010 through March 31, 2011.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.10%	$124,126
	STW Fixed Income Management LLC	0.18%	240,743

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%	237,910
	BlackRock Financial Management, Inc.	0.10%	62,103

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC (1)	0.22%	685,217
	T. Rowe Price Associates, Inc. (1)	0.35%	1,108,613
	Southeastern Asset Management, Inc.	0.52%	1,584,145

Growth & Income	Fiduciary Management, Inc.	0.29%	587,239
	T. Rowe Price Associates, Inc.	0.38%	563,156
	Wellington Management Company, LLP	0.27%	665,664

Growth	Columbus Circle Investors	0.33%	853,724
	D.G. Capital Management Trust	0.35%	418,573
	Legg Mason Capital Management, Inc.	0.32%	474,050
	Tukman Grossman Capital Management, Inc.	0.40%	581,185
	Westfield Capital Management Company, L.P.	0.33%	945,376

Select Value	Artisan Partners Limited Partnership	0.55%	302,176
	WEDGE Capital Management L.L.P.	0.53%	295,553
	Systematic Financial Management, L.P.	0.42%	234,150

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.32%	542,594
	Southeastern Asset Management, Inc.	0.56%	617,487
	TimesSquare Capital Management, LLC	0.50%	839,295
	Wellington Management Company, LLP	0.41%	458,348

Discovery	Payden & Rygel	0.15%	77,845
	Wellington Management Company, LLP	0.73%	377,286

International	Artisan Partners Limited Partnership	0.65%	672,461
	GlobeFlex Capital, LP	0.40%	717,344
	Mondrian Investment Partners Limited	0.43%	898,021
	Walter Scott & Partners Limited	0.55%	568,711

Diversifying Strategies	Analytic Investors, LLC (2)	0.45%	369,307
	Calamos Advisors LLC	0.54%	294,027
	Mellon Capital Management Corporation (3)	0.53%	539,371
	Payden & Rygel (Enhanced Cash Strategy)	0.10%	128,320
	Payden & Rygel (Low Duration Strategy)	0.10%	140,978
	Shenkman Capital Management, Inc.	0.39%	204,184

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Additional Information (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid

Core Bond Index	Mellon Capital Management Corporation	0.02%	$116,343

500 Stock Index	Mellon Capital Management Corporation	0.02%	38,432

Broad Market Index	Mellon Capital Management Corporation	0.02%	59,932

Mid/Small Company Index	Mellon Capital Management Corporation	0.03%	61,318

Overseas Equity Index	Mellon Capital Management Corporation	0.07%	71,538

(1)	Effective May 1, 2011, the fee schedules charged by Barrow, Hanley, Mewhinney & Strauss, LLC and T. Rowe Price & Associates, Inc. were amended and the percentages shown above represent a blended rate of the previous fee schedules and the new fee schedules.

(2)	On June 17, 2011, the Board approved the termination of Analytic Investors, LLC.

(3)	Effective May 1, 2011, Mellon Capital Management Corporation has contractually agreed to waive a portion of its subadvisory fee through April 30, 2014.

B.	Directors’ Considerations of Investment Advisory and Subadvisory Agreements

The following relates to the consideration by the Board of Directors of the Company (“Directors” or “Board”), during the period beginning January 1, 2011 through June 30, 2011, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between VIA and each series of the Company (each series, a “Fund” and collectively, the “Funds”) and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Investment Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on January 27, 2011 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved the continuance of the Advisory Agreements between VIA and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Payden & Rygel (Low Duration Bond Fund, Discovery Fund and Diversifying Strategies Fund); STW Fixed Income Management LLC (Low Duration Bond Fund); BlackRock Financial Management, Inc. (Inflation Protected Securities Fund); Pacific Investment Management Company, LLC (“PIMCO”) (Inflation Protected Securities Fund); T. Rowe Price Associates, Inc. (“T. Rowe Price”) (Equity Income Fund and Growth & Income Fund); Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) (Equity Income Fund); Southeastern Asset Management Inc. (Equity Income Fund and Aggressive Opportunities Fund); Fiduciary Management, Inc. (Growth & Income Fund); Wellington Management Company, LLP (Growth & Income Fund, Aggressive Opportunities Fund and Discovery Fund); Legg Mason Capital Management, Inc. (“Legg Mason”) (Growth Fund and Aggressive Opportunities Fund); Tukman Grossman Capital Management, Inc. (Growth Fund); Westfield Capital Management Company, L.P. (Growth Fund); D.G. Capital Management Trust (Growth Fund); Columbus Circle Investors (Growth Fund); Systematic Financial Management L.P. (Select Value Fund); WEDGE Capital Management LLP (Select Value Fund); Artisan Partners Limited Partnership (Select Value Fund and International Fund); TimesSquare Capital Management, LLC (Aggressive Opportunities Fund); GlobeFlex Capital, LP (“GlobeFlex”) (International Fund); Walter Scott & Partners Limited (International Fund); Mondrian Investment Partners Limited (International Fund); Analytic Investors, LLC (“Analytic”) (Diversifying Strategies Fund); Calamos Advisors LLC (Diversifying Strategies Fund); Shenkman Capital Management, Inc. (Diversifying Strategies Fund); and Mellon Capital Management Corporation (“Mellon”) (Diversifying Strategies Fund and each of the Index Funds).

In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board or Committee meetings, as applicable, and reviewed and considered the information

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished in connection with Board or Investment Committee meetings throughout the year included, among other things, VIA’s analysis of, and presentations given by VIA on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by VIA and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data, on: (i) the investment performance over various time periods of each Fund as compared to a group of comparable funds (“Lipper peer group”); and (ii) the fees and expenses of each Fund as compared to a group of comparable funds (“Lipper expense group”). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, VIA furnished, and the Board considered, a wide variety of information and reports concerning VIA and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by VIA (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of VIA and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; and (4) VIA’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by VIA or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by VIA, the Board also considered the answers to questions posed by the Board to representatives of VIA at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the Advisory Agreements and Subadvisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by VIA, the Directors considered the qualifications, experience and capability of VIA’s management and other personnel and the extent of care and conscientiousness with which VIA performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by VIA with respect to the Model Portfolio Funds and the Milestone Funds; (b) the performance monitoring and ongoing due diligence performed with respect to the underlying mutual fund in which the Money Market Fund invests; (c) the subadviser selection process and fee negotiation process whereby VIA seeks to achieve an appropriate and competitive level of fee and fee structure, and VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (d) the process by which VIA evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (e) VIA’s process for identifying instances where there may be a need to replace a subadviser, reallocate assets, or both, and to efficiently and economically effect such changes; (f) the cash management services provided to the Sub-Advised Funds; and (g) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by VIA or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by VIA’s affiliates, including transfer agency and distribution services. The Board took into account the extensive shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

In addition, the Directors considered information provided by VIA regarding the overall financial strength of VIA and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

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Additional Information (Unaudited) — (Continued)

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. In addition, the Directors considered information with respect to the assets under management of each subadviser; the percentage of assets the applicable Fund represents of the assets under management of each subadviser; and the resources and staffing in place with regard to the services provided to the Funds by each subadviser. The Directors also considered the favorable assessment provided by VIA as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds and the ability of each subadviser to fulfill its contractual obligations with respect to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of VIA’s and the subadvisers’ services, as applicable, as well as the services of VIA’s affiliates, and that VIA and its affiliates, as well as the subadvisers, have the ability to continue to provide these services based on their respective experience, operations and current resources.1

Investment Performance

The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically in connection with the January Meeting. In particular, the Directors reviewed the performance of each Fund over a five-year period ending June 30, 2010, or shorter period, as applicable, relative to its stated investment objective, benchmark and Lipper peer group. The Directors also considered updated performance information for each Fund relative to its benchmark and, with respect to applicable Funds, its Morningstar, Inc. (“Morningstar”) peer category (“Morningstar peer group”), through October 31, 2010.

In reviewing the performance of the Funds over the five-year period ended June 30, 2010, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all of the periods reviewed: Low Duration Bond Fund; Inflation Protected Securities Fund; Equity Income Fund; Growth & Income Fund; Select Value Fund; Aggressive Opportunities Fund; Discovery Fund; International Fund; 500 Stock Index Fund; Overseas Equity Index Fund; Model Portfolio All-Equity Growth Fund; Milestone 2040 Fund; and Milestone 2045 Fund. In addition, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all but one of the periods reviewed: Money Market Fund; Diversifying Strategies Fund; Mid/Small Company Index Fund; Model Portfolio Savings Oriented Fund; Model Portfolio Traditional Growth Fund; Model Portfolio Long-Term Growth Fund; Milestone Retirement Income Fund; Milestone 2010 Fund; Milestone 2015 Fund; Milestone 2020 Fund; Milestone 2025 Fund; Milestone 2030 Fund; and Milestone 2035 Fund.

With regard to the performance of the Growth Fund relative to its Lipper peer group, the Board noted that the performance of the Fund was in the second quintile for the one-year period ended June 30, 2010. In addition, the Directors considered that VIA conducted a strategic review and evaluation of the Fund during 2010, which resulted in the reallocation of the Growth Fund’s assets in October 2010 among its current subadvisers in order to enhance the Fund’s overall risk/return profile.

With regard to the performance of the Core Bond Index Fund relative to its Lipper peer group, the Directors considered that the Class II performance of the Fund was in the third quintile of its Lipper peer group for the one-year period ended June 30, 2010. The Directors also considered VIA’s explanation that this Fund’s Lipper peer group includes certain funds that seek to replicate the performance of an index that is different than the index the Core Bond Index Fund seeks to replicate, which affected the Fund’s performance relative to its Lipper peer group. The Directors also took into consideration VIA’s explanation that the Fund performed as expected relative to its benchmark when taking into account the fees and expenses of the Fund.

[1]

With respect to the Directors’ consideration of the Advisory Agreement for the Money Market Fund, the Directors considered VIA’s recommendation that the Board approve the liquidation and termination of the Money Market Fund at the January Meeting, effective on or about March 25, 2011. At the January Meeting, the Board approved VIA’s recommendation to liquidate and terminate the Money Market Fund.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

With regard to the performance of the Broad Market Index Fund relative to its Lipper peer group, the Directors considered that the Class I performance of the Fund was in the third quintile of its Lipper peer group for the four-year period ended June 30, 2010 and the Class II performance of the Fund was in the third quintile of its Lipper peer group for the four- and five-year periods ended June 30, 2010. The Directors also considered VIA’s explanation that this Fund’s Lipper peer group includes certain funds that seek to replicate the performance of an index that is different than the index the Broad Market Index Fund seeks to replicate, which affected the Fund’s performance relative to its Lipper peer group. The Directors also took into consideration VIA’s explanation that the Fund performed as expected relative to its benchmark when taking into account the fees and expenses of the Fund.

With respect to the performance of the Model Portfolio Conservative Growth Fund relative to its Lipper peer group, the Board noted that the performance of the Fund was in the third quintile of its Lipper peer group for the four- and five-year periods ended June 30, 2010. The Directors also took into consideration VIA’s assessment that the Fund’s equity allocation was among the highest in its Lipper peer group, which affected the Fund’s performance as compared to its Lipper peer group for the one-, two- and three-year periods ended June 30, 2010. The Board also considered that the Model Portfolio Conservative Growth Fund performed better in four of the past five calendar years than its Morningstar Conservative Allocation peer group, which VIA considers a more relevant peer group comparison than the Lipper peer group in light of the strategy of the Fund.

For the Sub-Advised Funds, the Directors also considered VIA’s conclusions, and the reasons supporting VIA’s conclusions, that the performance record of each subadviser with respect to the assets of the Fund it manages supports approval of its Subadvisory Agreement for an additional one-year period.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels based on the Fund’s total net assets as of June 30, 2010) and actual management fee rate (which includes the effect of any fee waivers) as a percentage of total assets—these fee rates include advisory, subadvisory and administrative service fees—to other funds in its Lipper expense group. Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate at a common asset level, was at or lower than the median of its Lipper expense group, except for the 500 Stock Index Fund (Class I); and (ii) the actual management fee rate of each Fund was at or lower than the median of its Lipper expense group, except for the Inflation Protected Securities Fund, International Fund, Core Bond Index Fund (Class I), 500 Stock Index Fund (Class I), Broad Market Index Fund (Class I), each of the Model Portfolio Funds and each of the Milestone Funds (other than the Milestone 2045 Fund). With respect to these Funds, the Board considered that each Fund’s actual total expense ratio was lower than the median of its Lipper expense group, except for the Broad Market Index Fund (Class I).

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its Lipper expense group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund, other than the Broad Market Index Fund (Class I), was at or lower than the median of its Lipper expense group. The Directors noted that the total expense ratio of the Broad Market Index Fund (Class I) was in the third quintile of its Lipper expense group.

The Board also reviewed and considered information about the fee rates charged to other accounts for which VIA’s affiliate provides management and/or investment advisory services, and for which, in some cases, these services are provided in conjunction with administrative services, and took into consideration the differences in services performed for such other accounts as compared to their fee rates.

With regard to the Sub-Advised Funds, the Directors also considered VIA’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by VIA generally to describe other accounts of similar size (including any other registered and unregistered investment companies) managed by a subadviser that have the same investment objective as, and other characteristics similar to, the portfolio being managed for a Fund by the subadviser.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

For each Sub-Advised Fund, the Directors also considered VIA’s conclusion that the compensation payable to each subadviser under its respective Subadvisory Agreement is fair and reasonable in light of the nature and quality of the services to be provided to the Fund.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from VIA regarding its revenues and expenses in connection with the services provided to each Fund and the Funds as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Funds as a whole. The materials provided in this regard showed, and the Directors acknowledged, that VIA and VTA experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Directors also considered the overall net margin levels of VIA and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as VIA’s assessment that the subadvisory fee rate charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by VIA as a Fund’s assets increase and whether management fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of management fee charged and fee structure and concluded that VIA’s fee structure with respect to each Fund was appropriate at this time.

With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement (except for the Subadvisory Agreements with PIMCO (Inflation Protected Securities Fund), Legg Mason (Growth Fund and Aggressive Opportunities Fund), GlobeFlex (International Fund), Analytic (Diversifying Strategies Fund) and Mellon (Diversifying Strategies Fund)) currently includes breakpoints and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arm’s-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of VIA’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to VIA and its affiliates and the subadvisers as a result of their relationships with the Funds. With respect to VIA, the Directors noted that VIA stated that its personnel indirectly benefit from increased exposure to the research, insight and resources of the subadvisers. With regard to the subadvisers, the Board considered that certain subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers that meet the Funds’ requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to VIA and the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by VIA and each subadviser, the Board concluded that the level of fees to be paid to VIA with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Vantagepoint Equity Income Fund

At a meeting held on March 25, 2011, VIA recommended, and the Board, including a majority of the Independent Directors, approved, an amended fee schedule to the Investment Subadvisory Agreement with Barrow Hanley for the Equity Income Fund. The contractual fee schedule for the Equity Income Fund was amended, effective as of May 1, 2011, to: (1) reflect a revised fee schedule that would apply only when the portfolio of assets managed by Barrow Hanley was at or below $525 million; and (2) add an additional fee schedule that would apply only when the portfolio of assets managed by Barrow Hanley was above $525 million. In approving the amended fee schedule with Barrow Hanley, the Board took into consideration VIA’s assessment that the contractual fee to be paid to Barrow Hanley by the Equity Income Fund under the amended fee schedule would be more advantageous to the Fund and its shareholders based on the current assets of the Fund allocated to Barrow Hanley as well as the anticipated assets of the Fund to be allocated to Barrow Hanley over the current contractual period (through February 29, 2012), and VIA’s conclusion that the amended fee schedule is in the best interests of the Fund and its shareholders. In addition, the Board considered that Barrow Hanley represented to VIA that the nature and quality of services Barrow Hanley provides to the Equity Income Fund would not be affected by the change in fee schedule.

In addition, at a meeting held on June 17, 2011, VIA recommended, and the Board, including a majority of the Independent Directors, approved, an amended fee schedule to the Investment Subadvisory Agreement with T. Rowe Price for the Equity Income Fund. The contractual fee schedule for the Equity Income Fund was amended, effective for subadvisory fees calculated beginning May 1, 2011, to reflect revised and additional breakpoints, along with a revised fee calculation methodology. In approving the amended fee schedule with T. Rowe Price, the Board took into consideration VIA’s assessment that the contractual fee to be paid to T. Rowe Price by the Equity Income Fund under the amended fee schedule would be more advantageous to the Fund and its shareholders based on the current assets of the Fund allocated to T. Rowe Price as well as the anticipated assets of the Fund to be allocated to T. Rowe Price in the foreseeable future, and VIA’s conclusion that the amended fee schedule is in the best interests of the Fund and its shareholders. In addition, the Board considered that T. Rowe Price represented to VIA that the nature and quality of services T. Rowe Price provides to the Equity Income Fund would not be affected by the change in fee schedule.

C.	Directors and Officers Remuneration

Aggregate compensation that was paid to the Directors during the six months ended June 30, 2011 totaled $49,852. Executive officers do not receive any compensation from the Company. However, the Board of the Company has agreed to reimburse ICMA-RC for certain costs associated with the Chief Compliance Officer function. The amount reimbursed during the six months ended June 30, 2011 totaled $119,251. The Statement of Additional Information includes additional information about the Company’s Board and is available, without charge, upon request, by calling 1-800-669-7400.

D.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless The Vantagepoint Funds have received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact The Vantagepoint Funds toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact The Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

E.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2011 are available without charge, upon request by calling 800-669-7400, on the Company’s website at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Wilshire®, the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM, and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire Indexes and the aforementioned indexes is ©2011 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s “, “S&P “, “S&P 500 “, “Standard & Poor’s 500 “, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—58.9%
Aerospace & Defense—0.2%
Boeing Co. (The)
1.875%	11/20/2012		$1,280,000	$1,300,603

Beverages—1.4%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013		6,085,000	6,238,232
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		631,000	727,228
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		1,060,000	1,066,251

				8,031,711

Biotechnology—0.4%
Amgen, Inc.
2.300%	06/15/2016		700,000	694,756
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,331,005

				2,025,761

Capital Markets—3.0%
Bear Stearns Cos. LLC (The)
5.700%	11/15/2014		7,340,000	8,113,064
Goldman Sachs Group, Inc. (The)
1.268%	02/07/2014	#	1,430,000	1,419,216
Macquarie Bank Ltd., Series B MTN (Australia)
2.600%	01/20/2012	^	1,230,000	1,245,414
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		550,000	579,148
Morgan Stanley
1.253%	04/29/2013	#	1,530,000	1,528,043
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,208,052
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^	1,000,000	1,051,107
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	1,170,000	1,275,609

				16,419,653

Chemicals—1.7%
Airgas, Inc.
2.850%	10/01/2013		460,000	471,858
Dow Chemical Co. (The)
7.600%	05/15/2014		4,385,000	5,088,337
4.850%	08/15/2012		2,300,000	2,402,902
2.500%	02/15/2016		690,000	686,507
Praxair, Inc.
1.750%	11/15/2012		570,000	578,028

				9,227,632

Commercial Banks—11.1%
Banco Bradesco SA (Brazil)
2.361%	05/16/2014	#^	300,000	304,011
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	1,430,000	1,422,850
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^†	1,180,000	1,236,050
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		950,000	972,875

Coupon Rate	Maturity Date		Face	Value

Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		$2,590,000	$2,689,611
2.700%	03/05/2012	^	500,000	508,097
1.323%	01/13/2014	#	970,000	973,625
BB&T Corp.
0.973%	04/28/2014	#	350,000	350,784
BB&T Corp. MTN
3.850%	07/27/2012		4,018,000	4,151,229
BB&T Corp., Series A MTN
3.375%	09/25/2013		700,000	730,098
Capital One Financial Corp.
7.375%	05/23/2014		3,630,000	4,147,594
CIT Group, Inc.
5.250%	04/01/2014	^	735,000	735,000
Commonwealth Bank of Australia (Australia)
2.125%	03/17/2014	^	1,360,000	1,372,827
Credit Suisse (Switzerland)
1.241%	01/14/2014	#	2,020,000	2,029,583
Danske Bank A/S (Denmark)
1.331%	04/14/2014	#^†	1,450,000	1,451,198
HSBC Bank plc (United Kingdom)
1.625%	07/07/2014	^	970,000	972,157
ING Bank NV (Netherlands)
2.625%	02/09/2012	^	1,700,000	1,722,540
1.297%	03/15/2013	#^	1,400,000	1,403,222
KeyCorp MTN
3.750%	08/13/2015		560,000	578,670
M&T Bank Corp.
5.375%	05/24/2012		5,000,000	5,206,345
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015		5,990,000	6,023,915
3.250%	01/11/2014		1,320,000	1,338,974
Royal Bank of Scotland plc (The), Series 2 (United Kingdom)
3.400%	08/23/2013		2,250,000	2,303,494
Santander US Debt SA Unipersonal (Spain)
3.781%	10/07/2015	^	5,200,000	5,018,988
Sparebank 1 Boligkreditt AS (Norway)
1.250%	10/25/2013	^	570,000	569,739
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	3,800,000	3,767,517
SunTrust Bank
0.945%	06/22/2012	#	GBP 850,000	1,341,150
Union Bank NA, Bank Note
2.125%	12/16/2013		1,380,000	1,388,363
US Bancorp
4.200%	05/15/2014		1,300,000	1,401,092
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,005,067
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		660,000	705,977
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,248,974
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		1,600,000	1,631,086
0.843%	04/08/2013	#^	1,000,000	1,003,150

				61,705,852

Communications Equipment—0.7%
Cisco Systems, Inc.
1.625%	03/14/2014		3,630,000	3,667,839

Computers & Peripherals—1.0%
Hewlett-Packard Co.
4.500%	03/01/2013		890,000	942,932

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
4.250%	02/24/2012		$730,000	$747,696
2.950%	08/15/2012		3,000,000	3,074,457
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		900,000	951,750

				5,716,835

Consumer Finance—3.1%
Ally Financial, Inc.
4.500%	02/11/2014		900,000	902,250
American Express Credit Corp., Series D MTN
5.125%	08/25/2014		3,177,000	3,469,659
American Honda Finance Corp.
2.375%	03/18/2013	^	470,000	479,123
Banque PSA Finance MTN (France)
3.500%	01/17/2014	EUR	850,000	1,224,332
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		900,000	929,791
Ford Motor Credit Co. LLC
7.000%	10/01/2013		560,000	599,859
HSBC Finance Corp.
0.684%	06/01/2016	#	4,347,000	4,125,859
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,260,919
1.600%	03/03/2014		1,160,000	1,173,775
PACCAR Financial Corp. MTN
0.635%	04/05/2013	#	840,000	845,133
RCI Banque SA (France)
2.155%	04/11/2014	#^	1,900,000	1,905,117

				16,915,817

Diversified Financial Services—7.9%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	^	2,691,000	2,738,063
Bank of America Corp.
4.875%	09/15/2012		3,910,000	4,076,113
Bank of America Corp. MTN
4.900%	05/01/2013		550,000	579,660
Bank of America Corp., Series L MTN
7.375%	05/15/2014		2,680,000	3,014,812
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	350,000	352,183
Citigroup, Inc.
6.375%	08/12/2014		2,000,000	2,213,018
6.010%	01/15/2015		2,660,000	2,929,506
6.000%	12/13/2013		2,800,000	3,046,120
5.300%	10/17/2012		425,000	446,176
Equifax, Inc.
4.450%	12/01/2014		240,000	257,402
ERAC USA Finance LLC
2.250%	01/10/2014	^	550,000	555,823
General Electric Capital Corp.
5.900%	05/13/2014		680,000	755,920
General Electric Capital Corp. MTN
1.875%	09/16/2013		300,000	303,588
1.128%	01/15/2013	#	1,000,000	1,008,975
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		1,130,000	1,197,060
0.507%	09/15/2014	#	2,075,000	2,041,011
General Electric Capital Corp., Series G MTN
1.138%	05/09/2016	#	5,675,000	5,675,114

Coupon Rate	Maturity Date		Face	Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016		$920,000	$948,750
JPMorgan Chase & Co.
5.375%	10/01/2012		400,000	422,817
4.750%	05/01/2013		500,000	532,497
Lloyds TSB Bank plc (United Kingdom)
4.875%	01/21/2016		8,380,000	8,579,503
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,052,893
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016		950,000	1,004,625

				43,731,629

Diversified Telecommunication Services—4.2%
AT&T, Inc.
6.700%	11/15/2013		5,000,000	5,610,045
4.850%	02/15/2014		600,000	652,103
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	441,159
Frontier Communications Corp.
6.250%	01/15/2013		700,000	734,125
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	294,100
5.250%	10/01/2015		1,986,000	2,066,647
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,260,008
2.582%	04/26/2013		1,090,000	1,101,760
Verizon Communications, Inc.
4.350%	02/15/2013		750,000	789,732
0.856%	03/28/2014	#	3,595,000	3,631,590
Verizon Global Funding Corp.
7.375%	09/01/2012		3,000,000	3,227,283
Windstream Corp.
8.125%	08/01/2013		655,000	713,950

				23,522,502

Electric Utilities—2.3%
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		1,400,000	1,430,446
Consumers Energy Co., Series D
5.375%	04/15/2013		850,000	913,369
Duke Energy Carolinas LLC
6.250%	01/15/2012		1,165,000	1,200,259
Enel Finance International NV (Luxembourg)
3.875%	10/07/2014	^	6,034,000	6,231,282
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,107,849
Midamerican Energy Holdings Co.
3.150%	07/15/2012		1,000,000	1,024,249
NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011		910,000	916,898

				12,824,352

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	478,781
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	652,001

				1,130,782

Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,052,403

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	$220,000	$221,997

				1,274,400

Food Products—1.5%
Corn Products International, Inc.
3.200%	11/01/2015		310,000	316,487
General Mills, Inc.
6.000%	02/15/2012		1,500,000	1,551,129
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,060,374
Kraft Foods, Inc.
6.750%	02/19/2014		2,099,000	2,378,943
5.250%	10/01/2013		340,000	369,665
2.625%	05/08/2013		340,000	349,948
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,276,943

				8,303,489

Health Care Equipment & Supplies—0.3%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	895,451
Stryker Corp.
3.000%	01/15/2015		680,000	707,937

				1,603,388

Health Care Providers & Services—2.1%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,144,679
Omnicare, Inc.
6.875%	12/15/2015		1,235,000	1,270,506
Quest Diagnostics, Inc.
1.096%	03/24/2014	#	410,000	413,806
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,173,583
WellPoint, Inc.
6.800%	08/01/2012		3,290,000	3,495,006
5.000%	12/15/2014		2,000,000	2,205,236

				11,702,816

Household Durables—0.2%
Fortune Brands, Inc.
3.000%	06/01/2012		1,170,000	1,186,668

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		565,000	613,025

Insurance—2.2%
Aflac, Inc.
3.450%	08/15/2015		5,437,000	5,557,854
Allstate Corp. (The)
6.200%	05/16/2014		800,000	905,983
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		700,000	719,693
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	526,190
MetLife, Inc.
2.375%	02/06/2014		450,000	458,846
Metropolitan Life Global Funding I
1.040%	01/10/2014	#^	2,100,000	2,101,060

Coupon Rate	Maturity Date		Face	Value

Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		$1,000,000	$1,055,606
3.625%	09/17/2012		1,100,000	1,129,600

				12,454,832

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		500,000	499,163

IT Services—0.6%
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,226,312
1.000%	08/05/2013		1,100,000	1,103,731

				3,330,043

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,171,312

Machinery—0.6%
Danaher Corp.
1.300%	06/23/2014		400,000	400,057
SPX Corp.
7.625%	12/15/2014		685,000	760,350
Tyco International Finance SA (Luxembourg)
6.000%	11/15/2013		2,100,000	2,322,766

				3,483,173

Media—2.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital
8.000%	04/30/2012	^	850,000	888,250
CSC Holdings LLC
8.500%	04/15/2014		230,000	255,875
8.500%	06/15/2015		610,000	661,850
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,060,000	1,161,177
DISH DBS Corp.
6.375%	10/01/2011		570,000	576,412
NBCUniversal Media LLC
3.650%	04/30/2015	^	850,000	893,222
Time Warner Cable, Inc.
6.200%	07/01/2013		5,500,000	6,035,854
Time Warner, Inc.
3.150%	07/15/2015		440,000	455,466
Viacom, Inc.
4.375%	09/15/2014		700,000	752,377

				11,680,483

Metals & Mining—3.3%
Alcoa, Inc.
6.000%	07/15/2013		5,000,000	5,429,430
ArcelorMittal (Luxembourg)
5.375%	06/01/2013		1,910,000	2,034,534
Barrick Gold Corp. (Canada)
1.750%	05/30/2014	^	510,000	511,345
Barrick Gold Financeco LLC (Canada)
6.125%	09/15/2013		2,545,000	2,815,857
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		2,875,000	3,454,718
1.875%	11/02/2015		2,160,000	2,131,006
Steel Dynamics, Inc.
7.375%	11/01/2012		1,230,000	1,303,800
Vedanta Resources plc (United Kingdom)
6.750%	06/07/2016	^	450,000	450,540

				18,131,230

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Multi-Utilities—0.6%
DTE Energy Co.
0.955%	06/03/2013	#	$950,000	$953,081
Sempra Energy
1.007%	03/15/2014	#	2,413,000	2,423,603

				3,376,684

Oil, Gas & Consumable Fuels—1.5%
Chevron Corp.
3.450%	03/03/2012		900,000	919,003
ConocoPhillips
4.750%	02/01/2014		600,000	655,086
4.600%	01/15/2015		455,000	502,982
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		748,000	787,270
Newfield Exploration Co.
6.625%	04/15/2016		900,000	933,750
Plains Exploration & Production Co.
7.750%	06/15/2015		650,000	676,812
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	690,562
Shell International Finance BV (Netherlands)
1.875%	03/25/2013		620,000	633,608
Tesoro Corp.
6.625%	11/01/2015		355,000	364,762
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	577,875
Valero Energy Corp.
6.875%	04/15/2012		550,000	575,264
XTO Energy, Inc.
7.500%	04/15/2012		990,000	1,043,128

				8,360,102

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		950,000	1,026,000

Pharmaceuticals—1.1%
Novartis Capital Corp.
4.125%	02/10/2014		310,000	334,291
1.900%	04/24/2013		860,000	880,452
Pfizer, Inc.
3.625%	06/03/2013	EUR	200,000	296,364
Sanofi (France)
1.625%	03/28/2014		800,000	809,847
0.446%	03/28/2013	#	1,580,000	1,584,048
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		500,000	503,105
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012		1,230,000	1,241,852
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	720,000	715,500

				6,365,459

Real Estate Investment Trusts (REITs)—1.1%
China Resources Land Ltd. (Hong Kong)
4.625%	05/19/2016	^	1,250,000	1,238,291
HCP, Inc.
2.700%	02/01/2014		1,410,000	1,431,218

Coupon Rate	Maturity Date		Face	Value

Health Care REIT, Inc.
6.000%	11/15/2013		$810,000	$878,971
Host Hotels & Resorts LP, Series Q
6.750%	06/01/2016		1,300,000	1,348,750
Simon Property Group LP
4.200%	02/01/2015		210,000	223,580
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,121,917

				6,242,727

Road & Rail—0.3%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	859,331
Union Pacific Corp.
6.125%	01/15/2012		545,000	560,369

				1,419,700

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.875%	05/15/2013		1,030,000	1,032,594

Software—0.4%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,480,592
Oracle Corp.
3.750%	07/08/2014		700,000	750,984

				2,231,576

Specialty Retail—0.5%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		191,000	194,343
Lowe’s Cos., Inc.
2.125%	04/15/2016		2,500,000	2,492,410

				2,686,753

Textiles, Apparel & Luxury Goods—0.2%
Levi Strauss & Co.
8.875%	04/01/2016		850,000	886,125

Tobacco—1.6%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	6,168,136
Philip Morris International, Inc.
6.875%	03/17/2014		2,120,000	2,435,712

				8,603,848

Trading Companies & Distributors—0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016		1,275,000	1,319,625

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	315,888
Sprint Capital Corp.
8.375%	03/15/2012		1,290,000	1,348,050

				1,663,938

TOTAL CORPORATE OBLIGATIONS
(Cost $320,099,708)				326,870,121

MORTGAGE-RELATED SECURITIES—5.2%
Commercial Mortgage-Backed Securities—0.4%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,177,133	1,171,765

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		$1,100,000	$1,099,600

				2,271,365

U.S. Government Agency Mortgage-Backed Securities—3.2%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	1,598,854	1,641,333
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		659,227	722,121
Federal National Mortgage Association
3.500%	05/01/2020- 12/01/2020		2,710,732	2,824,398
2.647%	09/01/2034	#	147,566	152,423
2.644%	09/01/2034	#	213,567	220,812
2.625%	10/01/2034	#	1,711,127	1,791,358
2.426%	10/01/2034	#	263,102	274,746
Federal National Mortgage Association TBA
0.536%	03/15/2034	‡	2,800,000	2,800,875
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		842,471	858,206
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		532,278	538,181
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.560%	11/06/2017	#	2,084,638	2,085,285
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.750%	12/08/2020	#	3,779,016	3,800,556

				17,710,294

U.S. Non-Agency Mortgage-Backed Securities—1.6%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 1A1
2.888%	01/25/2035	#	785,127	645,383
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.790%	09/25/2035	#	2,469,281	2,363,555
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.945%	12/19/2035	#	2,811,450	2,090,313
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.192%	12/25/2034	#	1,668,510	1,636,622
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.654%	04/25/2034	#	254,197	244,003
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 2A1
2.127%	10/19/2034	#	725,425	485,646
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.772%	03/25/2044	#	557,110	507,689

Coupon Rate	Maturity Date		Face	Value

Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.832%	09/25/2034	#	$1,651,634	$1,024,264

				8,997,475

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $30,638,192)				28,979,134

U.S. TREASURY OBLIGATIONS—12.1%
U.S. Treasury Bills—3.6%
U.S. Treasury Bill
0.184%	05/03/2012		19,800,000	19,775,547

U.S. Treasury Notes—8.5%
U.S. Treasury Note
1.750%	04/15/2013		2,280,000	2,333,984
1.375%	03/15/2013		8,000,000	8,132,536
1.250%	02/15/2014		3,788,000	3,844,229
1.000%	07/15/2013-
	05/15/2014		11,200,000	11,296,874
0.625%	07/31/2012-
	02/28/2013		9,300,000	9,339,048
0.625%	06/30/2012	‡‡	2,850,000	2,861,591
0.500%	11/15/2013		9,510,000	9,488,460

				47,296,722

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $66,844,535)				67,072,269

GOVERNMENT RELATED OBLIGATIONS—7.6%
U.S. Government Agencies—2.0%
Federal Farm Credit Bank
1.875%	12/07/2012		1,200,000	1,225,698
1.375%	06/25/2013		1,830,000	1,864,406
Federal National Mortgage Association
0.500%	10/30/2012		6,000,000	6,011,772
National Credit Union Administration Guaranteed Notes
1.400%	06/12/2015		1,770,000	1,772,495

				10,874,371

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.2%
Western Corporate Federal Credit Union
1.750%	11/02/2012		980,000	995,750

Non-U.S. Government Agencies—0.8%
Export Development Canada (Canada)
3.750%	07/15/2011		1,365,000	1,366,928
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	500,000	497,500
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	1,160,000	1,140,600
Kreditanstalt fuer Wiederaufbau (Germany)
1.375%	01/13/2014		1,500,000	1,515,270

				4,520,298

Sovereign Debt—2.7%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		400,000	473,000
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		900,000	1,104,750
Irish Life & Permanent Group Holdings plc (Ireland)
3.600%	01/14/2013	^	7,400,000	6,295,247

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016		$1,660,000	$1,639,570
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		980,000	981,956
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,160,000	1,255,700
Panama Government International Bond (Panama)
9.375%	07/23/2012		500,000	543,750
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	^	500,000	525,000
Republic of Chile (Chile)
5.500%	01/15/2013		1,000,000	1,067,000
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,000,000	1,053,800

				14,939,773

U.S. Municipal Bonds—1.2%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	3,967,530
5.250%	04/01/2014		1,200,000	1,293,312
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		1,100,000	1,101,023
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	460,000	467,921

				6,829,786

Non-U.S. Regional Authority Bonds—0.7%
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011	EUR	1,500,000	2,179,570
Province of Manitoba (Canada)
1.375%	04/28/2014		1,500,000	1,514,922

				3,694,492

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $42,262,665)				41,854,470

ASSET-BACKED SECURITIES—14.7%
Automobile—5.3%
Bank of America Auto Trust Series 2008-1A, Class A4
5.730%	01/20/2013	^	2,630,000	2,665,664
Capital Auto Receivables Asset Trust Series 2007-4A, Class A4
5.300%	05/15/2014		520,287	529,572
Capital Auto Receivables Asset Trust Series 2008-2, Class A3A
4.680%	10/15/2012		344,837	347,573
Capital Auto Receivables Asset Trust Series 2008-1, Class A4B
1.537%	07/15/2014	#	3,380,000	3,399,941
Capital Auto Receivables Asset Trust Series 2007-1, Class A4B
0.227%	04/16/2012	#	90,668	90,656
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3B
1.637%	10/15/2012	#	709,665	711,053

Coupon Rate	Maturity Date		Face	Value

CarMax Auto Owner Trust
Series 2007-2, Class B
5.370%	03/15/2013		$1,450,000	$1,458,061
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	2,034,723
Daimler Chrysler Auto Trust
Series 2007-A, Class A4
5.280%	03/08/2013		950,723	965,527
Ford Credit Auto Owner Trust
Series 2009-A, Class A4
6.070%	05/15/2014		1,600,000	1,691,480
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		2,301,193	2,318,105
Harley-Davidson Motorcycle Trust
Series 2008-1, Class A4
4.900%	12/15/2013		1,892,052	1,932,590
Harley-Davidson Motorcycle Trust
Series 2009-3, Class A4
2.540%	04/15/2017		2,000,000	2,034,839
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		1,012,687	1,030,642
Honda Auto Receivables Owner Trust
Series 2009-2, Class A4
4.430%	07/15/2015		1,175,000	1,219,964
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.790%	01/15/2013		2,802,509	2,823,193
Honda Auto Receivables Owner Trust
Series 2011-1, Class A3
1.130%	10/15/2014		2,000,000	2,011,542
Hyundai Capital Auto Funding Ltd. (Cayman Islands)
Series 2010-8A, Class A
1.186%	09/20/2016	#^	2,200,000	2,185,608

				29,450,733

Credit Card—9.2%
American Express Credit Account Master Trust
Series 2005-4, Class A
0.257%	01/15/2015	#	1,268,000	1,267,815
American Express Credit Account Master Trust
Series 2008-5, Class A
0.987%	03/15/2016	#	4,550,000	4,617,685
Bank of America Credit Card Trust
Series 2006-A15, Class A15
0.187%	04/15/2014	#	4,200,000	4,198,635
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
0.267%	09/15/2015	#	2,095,000	2,093,493
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5
0.247%	01/15/2016	#	6,750,000	6,732,656
Chase Issuance Trust
Series 2007-A17, Class A
5.120%	10/15/2014		5,050,000	5,348,041
Chase Issuance Trust
Series 2007-A9, Class A9
0.217%	06/16/2014	#	1,250,000	1,249,283
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,332,137

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

ASSET BACKED SECURITIES—(Continued)
Citibank Credit Card Issuance Trust
Series 2009-A2, Class A2
1.737%	05/15/2014	#	$2,211,000	$2,239,614
Discover Card Master Trust
Series 2009-A1, Class A1
1.487%	12/15/2014	#	5,383,000	5,447,154
Discover Card Master Trust
Series 2009-A2, Class A
1.487%	02/17/2015	#	2,200,000	2,228,046
GE Capital Credit Card Master Note Trust
Series 2007-4, Class A
0.237%	06/15/2015	#	1,886,000	1,882,795
GE Capital Credit Card Master Note Trust
Series 2010-3, Class A
2.210%	06/15/2016		6,300,000	6,451,812
Penarth Master Issuer plc (United Kingdom)
Series 2011-1A, Class A1
0.850%	05/18/2015	#^	2,850,000	2,848,389

				50,937,555

Other—0.2%
CNH Equipment Trust
Series 2011-A, Class A2
0.620%	06/16/2014		1,425,000	1,425,149

TOTAL ASSET-BACKED SECURITIES
(Cost $81,086,634)				81,813,437

			Shares	Value
MONEY MARKET FUNDS—1.9%
Institutional Money Market Funds—1.9%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††µ	325,000	325,000
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class, 0.17%		µ	8,678,226	8,678,226
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%		††µ	374,800	374,800
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%		††µ	325,000	325,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%		††µ	325,000	325,000

Coupon Rate	Maturity Date		Shares	Value

Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%		††µ	325,000	$325,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%		††µ	325,000	325,000

TOTAL MONEY MARKET FUNDS
(Cost $10,678,026)				10,678,026

TOTAL INVESTMENTS—100.4%
(Cost $551,609,760)				557,267,457
Other assets less liabilities—(0.4%)				(2,260,587)

NET ASSETS—100.0%				$555,006,870

Notes to the Schedule of Investments:

EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
TBA	Security is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $66,279,883, which represents 11.9% of Net Assets.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—6.1%
Capital Markets—0.9%
Bear Stearns Cos. LLC (The), Series CPI MTN
4.480%	03/10/2014	#	$380,000	$381,322
Morgan Stanley MTN
2.761%	05/14/2013	#	4,000,000	4,109,116

				4,490,438

Commercial Banks—1.9%
Barclays Bank plc MTN (United Kingdom)
0.450%	09/11/2017	#	1,500,000	1,445,753
Barclays Bank plc, Series E MTN (United Kingdom)
0.421%	03/23/2017	#	3,600,000	3,511,364
BNP Paribas/BNP Paribas LLC MTN (France)
4.150%	03/23/2012	#	2,000,000	2,056,680
JPMorgan Chase Bank NA
0.580%	06/13/2016	#	2,100,000	1,968,380
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		600,000	623,222

				9,605,399

Consumer Finance—1.9%
HSBC Finance Corp.
0.528%	01/15/2014	#	4,900,000	4,822,933
SLM Corp. MTN
6.250%	01/25/2016		4,200,000	4,361,792
5.050%	11/14/2014		500,000	500,344
SLM Corp., Series CPI MTN
4.932%	03/15/2013	#	120,000	118,041

				9,803,110

Diversified Financial Services—1.0%
Bank of America Corp., Series K MTN
0.577%	09/15/2014	#	2,000,000	1,929,162
Citigroup, Inc.
2.262%	08/13/2013	#	700,000	713,545
Lloyds TSB Bank plc (United Kingdom)
2.624%	01/24/2014	#	2,500,000	2,536,650

				5,179,357

Energy Equipment & Services—0.1%
Transocean, Inc. (Cayman Islands)
4.950%	11/15/2015		500,000	541,408

Thrifts & Mortgage Finance—0.3%
Countrywide Financial Corp. MTN
5.800%	06/07/2012		1,300,000	1,356,362

TOTAL CORPORATE OBLIGATIONS
(Cost $30,450,190)				30,976,074

U.S. TREASURY OBLIGATIONS—86.7%
U.S. Treasury Bonds—0.3%
U.S. Treasury Bond
4.375%	05/15/2041		1,670,000	1,667,655

Coupon Rate	Maturity Date		Face	Value

U.S. Treasury Inflation Protected Securities Bonds—34.8%
U.S. Treasury Bond
3.875%	04/15/2029		$15,160,000	$28,458,084
3.625%	04/15/2028		11,080,000	20,317,021
3.375%	04/15/2032	†	604,100	1,014,272
2.500%	01/15/2029		12,625,000	15,388,755
2.375%	01/15/2025-
	01/15/2027		32,512,400	43,849,847
2.125%	02/15/2040-
	02/15/2041		29,766,000	33,541,103
2.000%	01/15/2026		15,970,000	19,801,605
1.750%	01/15/2028		12,940,000	14,562,580

				176,933,267

U.S. Treasury Inflation Protected Securities Notes—48.2%
U.S. Treasury Note
3.375%	01/15/2012	†	1,900,000	2,459,410
3.000%	07/15/2012	†	7,900,000	10,314,205
2.625%	07/15/2017		21,340,000	26,960,185
2.500%	07/15/2016		22,320,000	28,468,921
2.375%	01/15/2017	†	16,660,300	21,213,595
2.125%	01/15/2019		1,592,600	1,897,185
2.000%	07/15/2014	‡‡	11,113,500	14,469,141
2.000%	04/15/2012-
	01/15/2014	†	18,087,600	22,173,581
2.000%	01/15/2016		6,510,000	8,203,310
1.875%	07/15/2013-
	07/15/2019		27,743,600	35,222,135
1.625%	01/15/2015-
	01/15/2018		13,625,000	17,159,126
1.375%	07/15/2018	†	2,690,000	3,048,887
1.375%	01/15/2020		11,274,800	12,585,675
1.250%	04/15/2014-
	07/15/2020		5,755,000	6,390,648
1.125%	01/15/2021	†	12,395,000	13,245,453
0.625%	04/15/2013		320,000	350,741
0.500%	04/15/2015		14,191,700	15,370,353
0.125%	04/15/2016	†	5,180,000	5,400,471

				244,933,022

U.S. Treasury Notes—3.4%
U.S. Treasury Note
3.625%	02/15/2021	†‡‡	8,150,000	8,499,562
3.125%	05/15/2021	†	8,990,000	8,966,140

				17,465,702

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $418,780,121)				440,999,646

GOVERNMENT RELATED OBLIGATIONS—0.5%
Non-U.S. Government Agencies—0.5%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021		1,200,000	1,110,631
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016		1,200,000	1,227,982

				2,338,613

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Supranational—0.0%
International Bank for Reconstruction & Development, Series CPI
3.754%	12/10/2013	#	$275,000	$282,425

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $2,660,219)				2,621,038

ASSET-BACKED SECURITIES—1.8%
Home Equity—0.4%
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.386%	10/25/2035	#	285,871	262,312
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.526%	11/25/2035	#	1,782,546	1,544,770
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF15, Class A3
0.236%	11/25/2036	#	22,670	22,565
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.034%	06/25/2033		146,927	136,270

				1,965,917

Manufactured Housing—0.2%
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.681%	12/01/2033	#	1,256,257	1,339,342

Other—0.1%
Park Place Securities, Inc.
Series 2004-WWF1, Class M2
0.866%	12/25/2034	#	341,620	322,140

Student Loan—1.1%
Illinois Student Assistance Commission
Series 2010-1, Class A1
0.754%	04/25/2017	#	3,031,934	3,031,873
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.785%	10/26/2020		600,000	598,890
South Carolina Student Loan Corp.
Series 2010-1, Class A1
0.724%	01/25/2021	#	2,069,926	2,067,421

				5,698,184

TOTAL ASSET-BACKED SECURITIES
(Cost $9,255,491)				9,325,583

PURCHASED OPTIONS—0.0%

			Contracts/ Notional	Value
Put—Euro-Dollars 1 Year Mid
Curve, Expires 09/16/2011,
Strike $98.25			247	4,631

			Contracts/ Notional	Value

Put—U.S. 1 Year Swaption,
Expires 11/19/2012, Strike
2.00%			$3,400,000	$7,947
Call—U.S. 1 Year Swaption,
Expires 04/30/2012, Strike
1.25%			12,500,000	66,411

TOTAL PURCHASED OPTIONS
(Cost $160,149)				78,989

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—1.1%
Commercial Banks—0.3%
Industrial & Commercial Bank of China Ltd.
0.750%	08/15/2011		1,700,000	1,701,154

Mortgage Backed—0.8%
Abbey National Treasury Services plc (United Kingdom)
1.600%	06/10/2013		3,800,000	3,802,192

TOTAL CERTIFICATES OF DEPOSIT
(Cost $5,500,000)				5,503,346

			Shares	Value
MONEY MARKET FUNDS—14.7%
Institutional Money Market Funds—14.7%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††µ	10,000,000	10,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%		µ	17,452,972	17,452,972
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%		††µ	7,407,453	7,407,453
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%		††µ	10,000,000	10,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%		††µ	10,000,000	10,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%		††µ	10,000,000	10,000,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

		Shares	Value

MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund— Select Class, 0.10%	††µ	$10,000,000	$10,000,000

TOTAL MONEY MARKET FUNDS
(Cost $74,860,425)			74,860,425

TOTAL INVESTMENTS—110.9%
(Cost $541,666,595)			564,365,101
Other assets less liabilities—(10.9%)			(55,665,752)

NET ASSETS—100.0%			$508,699,349

Notes to the Schedule of Investments:

MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Equity Income Fund	Shares	Value

COMMON STOCKS—93.8%
Aerospace & Defense—2.6%
Boeing Co. (The)	77,300	$5,714,789
Honeywell International, Inc.	392,200	23,371,198
ITT Corp.	73,800	4,349,034
L-3 Communications Holdings,
Inc.	60,200	5,264,490
Lockheed Martin Corp.	41,500	3,360,255
Raytheon Co.	187,900	9,366,815

		51,426,581

Air Freight & Logistics—1.1%
FedEx Corp.	168,600	15,991,710
United Parcel Service, Inc.,
Class B	85,300	6,220,929

		22,212,639

Automobiles—0.2%
General Motors Co.	54,500	1,654,620
Harley-Davidson, Inc.	78,100	3,199,757

		4,854,377

Beverages—0.4%
Molson Coors Brewing Co.,
Class B	51,500	2,304,110
PepsiCo, Inc.	88,800	6,254,184

		8,558,294

Biotechnology—0.2%
Amgen, Inc. *	77,800	4,539,630

Building Products—0.2%
Masco Corp. †	242,400	2,916,072
USG Corp. *†	85,900	1,231,806

		4,147,878

Capital Markets—3.0%
Bank of New York Mellon Corp.
(The)	1,288,100	33,001,122
Legg Mason, Inc.	157,700	5,166,252
Morgan Stanley	89,000	2,047,890
Northern Trust Corp.	90,800	4,173,168
State Street Corp.	333,500	15,037,515

		59,425,947

Chemicals—0.7%
E.I. Du Pont de Nemours & Co.	67,046	3,623,836
International Flavors & Fragrances, Inc.	63,800	4,098,512
Monsanto Co.	92,000	6,673,680

		14,396,028

Commercial Banks—3.1%
KeyCorp	275,600	2,295,748
PNC Financial Services Group, Inc.	326,700	19,474,587
Regions Financial Corp.	319,100	1,978,420
SunTrust Banks, Inc.	191,600	4,943,280
U.S. Bancorp	337,100	8,599,421
Wells Fargo & Co.	824,700	23,141,082

		60,432,538

		Shares	Value

Commercial Services & Supplies—0.2%
Avery Dennison Corp.		85,200	$3,291,276

Communications Equipment—0.5%
Cisco Systems, Inc.		236,100	3,685,521
Harris Corp.		145,100	6,538,206

			10,223,727

Computers & Peripherals—3.9%
Dell, Inc.	*	3,512,500	58,553,375
Hewlett-Packard Co.		477,000	17,362,800

			75,916,175

Construction Materials—1.9%
Cemex SAB de CV ADR (Mexico)	*†	2,314,539	19,905,036
Martin Marietta Materials, Inc.	†	147,000	11,755,590
Vulcan Materials Co.	†	120,600	4,646,718

			36,307,344

Consumer Finance—3.2%
American Express Co.		596,400	30,833,880
Capital One Financial Corp.		333,200	17,216,444
SLM Corp.		895,600	15,055,036

			63,105,360

Distributors—0.2%
Genuine Parts Co.		55,052	2,994,829

Diversified Consumer Services—0.1%
H&R Block, Inc.	†	82,500	1,323,300

Diversified Financial Services—3.4%
Bank of America Corp.		1,719,006	18,840,306
Citigroup, Inc.		388,199	16,164,606
JPMorgan Chase & Co.		706,700	28,932,298
NYSE Euronext		87,500	2,998,625

			66,935,835

Diversified Telecommunication Services—6.6%
AT&T, Inc.		779,342	24,479,132
CenturyLink, Inc.		105,090	4,248,789
Level 3 Communications, Inc.	*†	16,464,000	40,172,160
Telefonica SA (Spain)		121,500	2,967,485
tw telecom inc.	*	1,783,991	36,625,335
Verizon Communications, Inc.	†	533,541	19,863,732

			128,356,633

Electric Utilities—1.9%
Duke Energy Corp.	†	183,200	3,449,656
Entergy Corp.		185,800	12,686,424
Exelon Corp.		163,500	7,004,340
FirstEnergy Corp.		66,600	2,940,390
Pinnacle West Capital Corp.		71,500	3,187,470
PPL Corp.	†	104,600	2,911,018
Progress Energy, Inc.		91,800	4,407,318

			36,586,616

Electrical Equipment—1.0%
Cooper Industries plc		73,400	4,379,778

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Equity Income Fund	Shares	Value

COMMON STOCKS—(Continued)
Emerson Electric Co.	257,700	$14,495,625

		18,875,403

Electronic Equipment, Instruments & Components—0.3%
Corning, Inc.	321,900	5,842,485

Energy Equipment & Services—0.6%
Baker Hughes, Inc.	31,400	2,278,384
Diamond Offshore Drilling, Inc. †	30,400	2,140,464
Schlumberger Ltd.	86,600	7,482,240

		11,901,088

Food & Staples Retailing—1.0%
Walgreen Co.	455,300	19,332,038

Food Products—2.1%
Archer-Daniels-Midland Co.	77,600	2,339,640
Campbell Soup Co. †	730,900	25,252,595
ConAgra Foods, Inc.	149,400	3,856,014
General Mills, Inc.	12,600	468,972
Hershey Co. (The)	116,900	6,645,765
McCormick & Co., Inc.	54,900	2,721,393

		41,284,379

Health Care Equipment & Supplies—1.3%
Baxter International, Inc.	214,900	12,827,381
Medtronic, Inc.	331,400	12,768,842

		25,596,223

Health Care Providers & Services—1.7%
UnitedHealth Group, Inc.	312,500	16,118,750
WellPoint, Inc.	214,100	16,864,657

		32,983,407

Hotels, Restaurants & Leisure—2.4%
Carnival Corp.	322,100	12,120,623
Marriott International, Inc., Class A †	84,588	3,002,028
Yum! Brands, Inc.	583,000	32,204,920

		47,327,571

Household Durables—0.7%
Fortune Brands, Inc.	127,700	8,143,429
Whirlpool Corp.	79,600	6,473,072

		14,616,501

Household Products—0.7%
Clorox Co.	96,100	6,480,984
Kimberly-Clark Corp.	98,559	6,560,087

		13,041,071

Independent Power Producers & Energy Traders—0.3%
Constellation Energy Group, Inc.	159,600	6,058,416

Industrial Conglomerates—3.0%
3M Co.	103,200	9,788,520
General Electric Co.	1,340,400	25,279,944
Koninklijke Philips Electronics

		Shares	Value

NV NYRS (Netherlands)	†	906,000	$23,266,080

			58,334,544

Insurance—8.4%
Allstate Corp. (The)		406,600	12,413,498
AON Corp.		721,141	36,994,533
Chubb Corp.		42,800	2,679,708
Fairfax Financial Holdings Ltd. (Canada)	†	93,600	37,546,704
Lincoln National Corp.	†	143,990	4,102,275
Loews Corp.		731,000	30,767,790
Marsh & McLennan Cos., Inc.		214,500	6,690,255
Sun Life Financial, Inc. (Canada)		114,500	3,444,160
Travelers Cos., Inc. (The)		507,000	29,598,660

			164,237,583

Internet & Catalog Retail—1.2%
Liberty Media Corp. - Interactive, Series A	*	1,462,500	24,526,125

IT Services—1.2%
Computer Sciences Corp.		163,600	6,210,256
International Business Machines Corp.		104,800	17,978,440

			24,188,696

Leisure Equipment & Products—0.3%
Mattel, Inc.		198,500	5,456,765

Machinery—2.8%
Dover Corp.		148,500	10,068,300
Illinois Tool Works, Inc.		470,500	26,578,545
Stanley Black & Decker, Inc.		251,200	18,098,960

			54,745,805

Media—6.6%
Cablevision Systems Corp.,
Class A	*	138,000	3,622,500
Comcast Corp., Class A		135,300	3,428,502
DIRECTV, Class A	*	674,000	34,252,680
Madison Square Garden Co. (The), Class A	*	47,500	1,307,675
McGraw-Hill Cos., Inc. (The)		155,400	6,512,814
New York Times Co. (The), Class A	*†	193,800	1,689,936
News Corp., Class A		2,101,000	37,187,700
Time Warner, Inc.		240,633	8,751,822
Walt Disney Co. (The)		773,200	30,185,728
WPP plc (Ireland)		162,700	2,038,282

			128,977,639

Metals & Mining—0.3%
Nucor Corp.		139,500	5,750,190

Multiline Retail—0.2%
Macy’s, Inc.		106,300	3,108,212

Multi-Utilities—1.1%
CenterPoint Energy, Inc.		50,000	967,500
Dominion Resources, Inc.		208,600	10,069,122
NiSource, Inc.	†	298,200	6,038,550
TECO Energy, Inc.	†	68,800	1,299,632

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Xcel Energy, Inc.		169,400	$4,116,420

			22,491,224

Oil, Gas & Consumable Fuels—11.5%
Anadarko Petroleum Corp.		89,500	6,870,020
BP plc ADR (United Kingdom)		370,598	16,413,785
Chesapeake Energy Corp.		1,961,000	58,222,090
Chevron Corp.		231,658	23,823,709
ConocoPhillips		333,900	25,105,941
Exxon Mobil Corp.		170,660	13,888,311
Marathon Oil Corp.		507,000	26,708,760
Murphy Oil Corp.		117,100	7,688,786
Occidental Petroleum Corp.		220,400	22,930,416
Royal Dutch Shell plc, Class A ADR (Netherlands)		163,781	11,649,742
Spectra Energy Corp.		348,512	9,552,714
Sunoco, Inc.		68,400	2,852,964

			225,707,238

Paper & Forest Products—0.6%
International Paper Co.		244,500	7,290,990
MeadWestvaco Corp.	†	112,000	3,730,720

			11,021,710

Personal Products—0.3%
Avon Products, Inc.		226,400	6,339,200

Pharmaceuticals—4.0%
Bristol-Myers Squibb Co.		417,000	12,076,320
Eli Lilly & Co.		75,000	2,814,750
Johnson & Johnson		355,700	23,661,164
Merck & Co., Inc.		186,800	6,592,172
Pfizer, Inc.		1,116,987	23,009,932
Teva Pharmaceutical Industries Ltd. ADR (Israel)		209,300	10,092,446

			78,246,784

Real Estate Investment Trusts (REITs)—0.1%
Weyerhaeuser Co. REIT		108,037	2,361,689

Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.		116,300	4,551,982
Applied Materials, Inc.		784,700	10,208,947
Intel Corp.		549,300	12,172,488
Texas Instruments, Inc.		421,300	13,831,279

			40,764,696

Software—1.4%
Electronic Arts, Inc.	*	111,200	2,624,320
Microsoft Corp.		926,200	24,081,200

			26,705,520

Specialty Retail—1.3%
Home Depot, Inc.		551,400	19,971,708
Staples, Inc.		271,400	4,288,120
Tiffany & Co.	†	7,300	573,196

			24,833,024

Tobacco—1.4%
Altria Group, Inc.		243,300	6,425,553

		Shares	Value

Imperial Tobacco Group plc ADR (United Kingdom)		106,900	$7,116,333
Philip Morris International, Inc.		197,300	13,173,721

			26,715,607

Wireless Telecommunication Services—0.5%
Vodafone Group plc (United Kingdom)		880,800	2,335,567
Vodafone Group plc ADR (United Kingdom)	†	278,900	7,452,208

			9,787,775

TOTAL COMMON STOCKS
(Cost $1,570,050,963)			1,836,193,615

CONVERTIBLE PREFERRED STOCKS—0.3%
Automobiles—0.3%
General Motors Co., Series B 4.750%
(Cost $4,555,013)		91,200	4,445,088

MONEY MARKET FUNDS—13.7%
Institutional Money Market Funds—13.7%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	26,000,000	26,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	µ	111,785,662	111,785,662
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	27,134,896	27,134,896
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	26,000,000	26,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	26,000,000	26,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	26,000,000	26,000,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value

MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	26,000,000	$26,000,000

TOTAL MONEY MARKET FUNDS
(Cost $268,920,558)			268,920,558

TOTAL INVESTMENTS—107.8%
(Cost $1,843,526,534)			2,109,559,261
Other assets less liabilities—(7.8%)			(151,839,688)

NET ASSETS—100.0%			$1,957,719,573

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—98.4%
Aerospace & Defense—1.4%
Boeing Co. (The)		8,100	$598,833
Honeywell International, Inc.		46,300	2,759,017
Precision Castparts Corp.		27,800	4,577,270
Textron, Inc.	†	238,700	5,635,707
United Technologies Corp.		48,700	4,310,437

			17,881,264

Air Freight & Logistics—1.9%
Expeditors International of Washington, Inc.		33,100	1,694,389
FedEx Corp.		48,000	4,552,800
United Parcel Service, Inc., Class B		248,275	18,106,696

			24,353,885

Auto Components—0.7%
Goodyear Tire & Rubber Co. (The)	*	350,900	5,884,593
Johnson Controls, Inc.		55,500	2,312,130

			8,196,723

Automobiles—0.4%
General Motors Co.	*	180,000	5,464,800

Beverages—1.5%
Anheuser-Busch InBev NV (Belgium)		800	46,430
Coca-Cola Co. (The)		3,000	201,870
Diageo plc ADR (United Kingdom)	†	157,175	12,867,917
Molson Coors Brewing Co., Class B		120,600	5,395,644
PepsiCo, Inc.		600	42,258

			18,554,119

Biotechnology—1.1%
Alexion Pharmaceuticals, Inc.	*	5,300	249,259
Amgen, Inc.	*	152,600	8,904,210
Biogen Idec, Inc.	*	9,600	1,026,432
Celgene Corp.	*	51,200	3,088,384
Vertex Pharmaceuticals, Inc.	*	7,800	405,522

			13,673,807

Capital Markets—4.6%
Ameriprise Financial, Inc.		22,400	1,292,032
Bank of New York Mellon Corp. (The)		677,050	17,346,021
BlackRock, Inc.		32,600	6,253,006
Charles Schwab Corp. (The)		31,300	514,885
Credit Suisse Group AG (Registered) (Switzerland)	*	1,225	47,741
Credit Suisse Group AG ADR (Switzerland)		198,400	7,741,568
Franklin Resources, Inc.	†	56,000	7,352,240
Goldman Sachs Group, Inc. (The)		48,800	6,494,792
Invesco Ltd.		416,700	9,750,780
Northern Trust Corp.		8,200	376,872
State Street Corp.		16,900	762,021
TD Ameritrade Holding Corp.		17,700	345,327

			58,277,285

		Shares	Value

Chemicals—3.6%
Air Products & Chemicals, Inc.		24,300	$2,322,594
CF Industries Holdings, Inc.		41,900	5,935,973
Dow Chemical Co. (The)		260,000	9,360,000
Monsanto Co.		181,350	13,155,129
Mosaic Co. (The)		77,300	5,235,529
Potash Corp. of Saskatchewan, Inc. (Canada)		32,000	1,823,680
Praxair, Inc.	†	63,700	6,904,443
Sherwin-Williams Co. (The)		1,100	92,257

			44,829,605

Commercial Banks—3.9%
BB&T Corp.		360,300	9,670,452
Comerica, Inc.		238,550	8,246,673
PNC Financial Services Group, Inc.		205,600	12,255,816
U.S. Bancorp		36,900	941,319
Wells Fargo & Co.		642,500	18,028,550

			49,142,810

Commercial Services & Supplies—0.9%
Cintas Corp.	†	334,000	11,032,020

Communications Equipment—1.5%
Cisco Systems, Inc.		334,300	5,218,423
Juniper Networks, Inc.	*	95,000	2,992,500
Nokia Oyj ADR (Finland)	†	522,000	3,351,240
QUALCOMM, Inc.		131,700	7,479,243

			19,041,406

Computers & Peripherals—2.6%
Apple, Inc.	*	72,100	24,201,807
EMC Corp.	*	116,100	3,198,555
Hewlett-Packard Co.		143,000	5,205,200
NetApp, Inc.	*	4,900	258,622

			32,864,184

Consumer Finance—1.3%
American Express Co.		326,000	16,854,200

Containers & Packaging—0.5%
Rexam plc ADR (United Kingdom)	†	205,300	6,466,950

Diversified Financial Services—3.0%
Bank of America Corp.		1,237,300	13,560,808
CME Group, Inc.		100	29,159
IntercontinentalExchange, Inc.	*†	20,300	2,531,613
JPMorgan Chase & Co.		502,308	20,564,490
NYSE Euronext		13,700	469,499

			37,155,569

Diversified Telecommunication Services—1.0%
AT&T, Inc.		386,706	12,146,435

Electric Utilities—1.1%
Edison International		138,700	5,374,625
Entergy Corp.		77,300	5,278,044
PPL Corp.		112,500	3,130,875

			13,783,544

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Electrical Equipment—0.2%
Emerson Electric Co.		37,800	$2,126,250
Roper Industries, Inc.		8,200	683,060

			2,809,310

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.		142,500	2,586,375
TE Connectivity Ltd. (Switzerland)		388,450	14,279,422

			16,865,797

Energy Equipment & Services—2.2%
Baker Hughes, Inc.		91,700	6,653,752
Cameron International Corp.	*	23,800	1,196,902
FMC Technologies, Inc.	*†	36,000	1,612,440
Halliburton Co.		54,500	2,779,500
McDermott International, Inc.	*	13,900	275,359
Noble Corp. (Switzerland)		167,800	6,612,998
Schlumberger Ltd.		92,700	8,009,280

			27,140,231

Food & Staples Retailing—3.2%
Costco Wholesale Corp.		600	48,744
Sysco Corp.		690,175	21,519,657
Walgreen Co.		100	4,246
Wal-Mart Stores, Inc.		336,575	17,885,595
Whole Foods Market, Inc.		10,800	685,260

			40,143,502

Food Products—2.6%
Archer-Daniels-Midland Co.		175,500	5,291,325
General Mills, Inc.		137,800	5,128,916
Nestle SA ADR (Switzerland)		347,125	21,653,658

			32,073,899

Health Care Equipment & Supplies—3.6%
Baxter International, Inc.		126,400	7,544,816
Covidien plc (Ireland)		276,700	14,728,741
DENTSPLY International, Inc.		503,275	19,164,712
Edwards Lifesciences Corp.	*	6,700	584,106
Intuitive Surgical, Inc.	*	400	148,844
Stryker Corp.		44,900	2,635,181

			44,806,400

Health Care Providers & Services—3.5%
AmerisourceBergen Corp.		454,575	18,819,405
Cardinal Health, Inc.		42,000	1,907,640
Express Scripts, Inc.	*	73,300	3,956,734
HCA Holdings, Inc.	*	223,380	7,371,540
McKesson Corp.		60,800	5,085,920
UnitedHealth Group, Inc.		132,200	6,818,876

			43,960,115

Health Care Technology—0.0%
Cerner Corp.	*	2,400	146,664

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.		90,400	3,401,752
Chipotle Mexican Grill, Inc.	*†	4,500	1,386,855
Las Vegas Sands Corp.	*	49,900	2,106,279

		Shares	Value

Marriott International, Inc., Class A		98,371	$3,491,187
McDonald’s Corp.		34,900	2,942,768
Starbucks Corp.		129,400	5,110,006
Starwood Hotels & Resorts Worldwide, Inc.		41,800	2,342,472
Wynn Resorts Ltd.		4,900	703,346

			21,484,665

Household Durables—0.4%
Newell Rubbermaid, Inc.		339,200	5,352,576

Household Products—1.2%
Kimberly-Clark Corp.		216,000	14,376,960
Procter & Gamble Co. (The)		1,175	74,695

			14,451,655

Industrial Conglomerates—5.6%
3M Co.		281,950	26,742,957
General Electric Co.		811,800	15,310,548
Tyco International Ltd. (Switzerland)		584,700	28,901,721

			70,955,226

Insurance—4.2%
ACE Ltd. (Switzerland)		95,500	6,285,810
Berkshire Hathaway, Inc., Class B	*	216,800	16,778,152
Marsh & McLennan Cos., Inc.		227,600	7,098,844
Principal Financial Group, Inc.		186,200	5,664,204
Prudential Financial, Inc.		26,100	1,659,699
Unum Group		172,600	4,397,848
Willis Group Holdings plc (United Kingdom)		277,550	11,410,080

			53,294,637

Internet & Catalog Retail—1.6%
Amazon.com, Inc.	*	68,100	13,925,769
Liberty Media Corp.—Interactive, Series A	*	102,100	1,712,217
Netflix, Inc.	*†	600	157,614
priceline.com, Inc.	*	9,300	4,760,949

			20,556,549

Internet Software & Services—2.5%
Baidu, Inc. ADR (China)	*	49,200	6,894,396
eBay, Inc.	*	84,800	2,736,496
Google, Inc., Class A	*	35,100	17,773,938
Tencent Holdings Ltd. (China)		130,800	3,569,845

			30,974,675

IT Services—4.3%
Accenture plc, Class A (Ireland)		426,525	25,770,641
Automatic Data Processing, Inc.		316,675	16,682,439
Fiserv, Inc.	*	4,400	275,572
International Business Machines Corp.		8,400	1,441,020
Mastercard, Inc., Class A		19,600	5,906,264
Visa, Inc., Class A		42,900	3,614,754

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Western Union Co. (The)		29,400	$588,882

			54,279,572

Leisure Equipment & Products—0.0%
Hasbro, Inc.		700	30,751
Mattel, Inc.		1,900	52,231

			82,982

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.	*	20,800	1,339,312

Machinery—3.7%
Caterpillar, Inc.		8,300	883,618
Cummins, Inc.		3,700	382,913
Danaher Corp.		200,400	10,619,196
Deere & Co.		14,300	1,179,035
Eaton Corp.		10,600	545,370
Illinois Tool Works, Inc.		3,900	220,311
Ingersoll-Rand plc (Ireland)		410,325	18,632,858
Joy Global, Inc.		11,400	1,085,736
PACCAR, Inc.		121,900	6,227,871
Stanley Black & Decker, Inc.		91,100	6,563,755

			46,340,663

Media—4.3%
CBS Corp., Class B		193,700	5,518,513
Comcast Corp., Class A		317,800	8,053,052
Discovery Communications, Inc., Class C	*	46,150	1,686,782
McGraw-Hill Cos., Inc. (The)		341,775	14,323,790
Omnicom Group, Inc.		40,250	1,938,440
Time Warner, Inc.		557,883	20,290,205
Walt Disney Co. (The)		68,400	2,670,336

			54,481,118

Metals & Mining—1.1%
Freeport-McMoRan Copper & Gold, Inc.		7,900	417,910
Nucor Corp.		168,600	6,949,692
Steel Dynamics, Inc.		377,900	6,140,875

			13,508,477

Multiline Retail—1.1%
Dollar Tree, Inc.	*	2,250	149,895
Kohl’s Corp.		150,600	7,531,506
Nordstrom, Inc.		135,500	6,360,370

			14,041,771

Oil, Gas & Consumable Fuels—7.8%
Chevron Corp.		215,800	22,192,872
Cimarex Energy Co.		7,500	674,400
Concho Resources, Inc.	*	11,900	1,093,015
Devon Energy Corp.		192,900	15,202,449
EOG Resources, Inc.		26,100	2,728,755
EQT Corp.		12,600	661,752
Exxon Mobil Corp.		600	48,828
Marathon Oil Corp.		122,500	6,453,300
Occidental Petroleum Corp.		113,600	11,818,944
Peabody Energy Corp.		41,000	2,415,310
Petroleo Brasileiro SA ADR (Brazil)		242,200	8,200,892
Plains Exploration & Production Co.	*	218,500	8,329,220

		Shares	Value

Range Resources Corp.		22,000	$1,221,000
Royal Dutch Shell plc, Class A ADR (Netherlands)		143,000	10,171,590
Southwestern Energy Co.	*	153,200	6,569,216
Suncor Energy, Inc. (Canada)		11,300	441,830

			98,223,373

Pharmaceuticals—2.4%
Allergan, Inc.		29,400	2,447,550
Merck & Co., Inc.		230,540	8,135,757
Pfizer, Inc.		501,000	10,320,600
Shire plc ADR (Ireland)	†	4,000	376,840
Teva Pharmaceutical Industries Ltd. ADR (Israel)		190,900	9,205,198

			30,485,945

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc., Class A	*	62,200	1,561,842

Road & Rail—0.4%
Norfolk Southern Corp.		2,000	149,860
Union Pacific Corp.		41,300	4,311,720

			4,461,580

Semiconductors & Semiconductor Equipment—2.5%
Altera Corp.		20,200	936,270
Broadcom Corp., Class A	*	69,400	2,334,616
Freescale Semiconductor Holdings I Ltd.	*†	191,700	3,525,363
Intel Corp.		313,100	6,938,296
Marvell Technology Group Ltd. (Bermuda)	*	1,800	26,577
Maxim Integrated Products, Inc.		235,600	6,021,936
Xilinx, Inc.	†	319,900	11,666,753

			31,449,811

Software—1.4%
Autodesk, Inc.	*	7,300	281,780
Intuit, Inc.	*	9,700	503,042
Microsoft Corp.		617,425	16,053,050
Salesforce.com, Inc.	*	3,500	521,430

			17,359,302

Specialty Retail—2.4%
Bed Bath & Beyond, Inc.	*	40,800	2,381,496
CarMax, Inc.	*	1,900	62,833
Lowe’s Cos., Inc.		253,100	5,899,761
O’Reilly Automotive, Inc.	*	39,600	2,594,196
Staples, Inc.		1,165,025	18,407,395
Tiffany & Co.		11,100	871,572

			30,217,253

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.		29,100	1,860,363
Fossil, Inc.	*	10,300	1,212,516
NIKE, Inc., Class B		32,200	2,897,356
Polo Ralph Lauren Corp.	†	13,500	1,790,235

			7,760,470

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

Tobacco—0.6%
Imperial Tobacco Group plc ADR (United Kingdom)		107,200	$7,136,304

Trading Companies & Distributors—0.4%
Fastenal Co.	†	96,600	3,476,634
W.W. Grainger, Inc.	†	11,500	1,766,975

			5,243,609

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	100,400	5,253,932

TOTAL COMMON STOCKS
(Cost $1,013,159,562)			1,237,961,823

MONEY MARKET FUNDS—5.4%
Institutional Money Market Funds—5.4%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	8,000,000	8,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	µ	17,771,161	17,771,161
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	10,263,374	10,263,374
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	8,000,000	8,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	8,000,000	8,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	8,000,000	8,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	8,000,000	8,000,000

TOTAL MONEY MARKET FUNDS
(Cost $68,034,535)			68,034,535

TOTAL INVESTMENTS—103.8%
(Cost $1,081,194,097)			1,305,996,358
Other assets less liabilities—(3.8%)			(47,698,147)

NET ASSETS—100.0%			$1,258,298,211

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—97.8%
Aerospace & Defense—3.4%
Boeing Co. (The)		125,800	$9,300,394
Goodrich Corp.		192,103	18,345,837
Honeywell International, Inc.		251,150	14,966,028
ITT Corp.		36,750	2,165,678
United Technologies Corp.		242,650	21,476,951

			66,254,888

Air Freight & Logistics—1.3%
FedEx Corp.		266,560	25,283,216

Airlines—0.3%
Southwest Airlines Co.		516,800	5,901,856

Auto Components—0.7%
BorgWarner, Inc.	*†	159,420	12,879,542

Automobiles—1.7%
Ford Motor Co.	*†	2,344,352	32,328,614

Beverages—3.4%
Anheuser-Busch InBev NV ADR (Belgium)		105,210	6,103,232
Coca-Cola Co. (The)		444,900	29,937,321
Diageo plc ADR (United Kingdom)	†	107,278	8,782,850
PepsiCo, Inc.		315,800	22,241,794

			67,065,197

Biotechnology—2.5%
Celgene Corp.	*	472,700	28,513,264
Gilead Sciences, Inc.	*	382,350	15,833,114
Myriad Genetics, Inc.	*	207,016	4,701,333

			49,047,711

Capital Markets—2.4%
BlackRock, Inc.		49,100	9,417,871
Charles Schwab Corp. (The)		415,900	6,841,555
Goldman Sachs Group, Inc. (The)		117,100	15,584,839
Morgan Stanley		87,700	2,017,977
State Street Corp.		265,100	11,953,359
UBS AG (Switzerland)	*†	57,400	1,048,124

			46,863,725

Chemicals—3.7%
CF Industries Holdings, Inc.		15,530	2,200,135
Chemtura Corp.	*	257,060	4,678,492
Dow Chemical Co. (The)		444,420	15,999,120
E.I. Du Pont de Nemours & Co.		106,000	5,729,300
Monsanto Co.		291,010	21,109,865
Mosaic Co. (The)		84,000	5,689,320
Nalco Holding Co.		182,818	5,084,169
Potash Corp. of Saskatchewan, Inc. (Canada)		197,250	11,241,278

			71,731,679

Commercial Banks—0.9%
Wells Fargo & Co.		636,100	17,848,966

Communications Equipment—4.5%
Acme Packet, Inc.	*	36,900	2,587,797
Ciena Corp.	*†	84,700	1,556,786

		Shares	Value
Cisco Systems, Inc.		1,313,820	$20,508,730
F5 Networks, Inc.	*	54,700	6,030,675
JDS Uniphase Corp.	*	281,227	4,685,242
Juniper Networks, Inc.	*	222,220	6,999,930
QUALCOMM, Inc.		762,330	43,292,721
Riverbed Technology, Inc.	*	83,300	3,297,847

			88,959,728

Computers & Peripherals—5.8%
Apple, Inc.	*	196,550	65,975,939
EMC Corp.	*	1,117,250	30,780,237
NetApp, Inc.	*	206,019	10,873,683
SanDisk Corp.	*	145,766	6,049,289

			113,679,148

Construction & Engineering—0.3%
Quanta Services, Inc.	*†	316,354	6,390,351

Consumer Finance—1.7%
American Express Co.		421,600	21,796,720
Capital One Financial Corp.		104,229	5,385,513
Discover Financial Services		217,563	5,819,810

			33,002,043

Diversified Financial Services—0.5%
Citigroup, Inc.		99,830	4,156,921
Moody’s Corp.	†	138,700	5,319,145

			9,476,066

Electrical Equipment—0.6%
ABB Ltd. ADR (Switzerland)	*	159,200	4,131,240
Babcock & Wilcox Co. (The)	*	95,250	2,639,377
Rockwell Automation, Inc.		52,600	4,563,576

			11,334,193

Energy Equipment & Services—5.7%
Cameron International Corp.	*	85,310	4,290,240
Ensco plc ADR (United Kingdom)		250,090	13,329,797
Halliburton Co.		358,400	18,278,400
McDermott International, Inc.	*	106,300	2,105,803
Nabors Industries Ltd. (Bermuda)	*	383,000	9,437,120
National Oilwell Varco, Inc.		298,100	23,314,401
Noble Corp. (Switzerland)		47,900	1,887,739
Schlumberger Ltd.		310,000	26,784,000
Weatherford International Ltd. (Switzerland)	*	632,205	11,853,844

			111,281,344

Food & Staples Retailing—1.3%
Wal-Mart Stores, Inc.		280,800	14,921,712
Whole Foods Market, Inc.		154,500	9,803,025

			24,724,737

Food Products—2.2%
Archer-Daniels-Midland Co.		338,650	10,210,297
General Mills, Inc.		309,780	11,530,012
Hershey Co. (The)		270,335	15,368,545
Mead Johnson Nutrition Co.		102,670	6,935,358

			44,044,212

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—1.0%
Medtronic, Inc.		257,700	$9,929,181
St. Jude Medical, Inc.		105,700	5,039,776
Stryker Corp.		86,100	5,053,209

			20,022,166

Health Care Providers & Services—2.1%
Aetna, Inc.		414,400	18,270,896
Express Scripts, Inc.	*	35,490	1,915,750
HCA Holdings, Inc.	*	363,660	12,000,780
Omnicare, Inc.	†	127,000	4,050,030
UnitedHealth Group, Inc.		113,500	5,854,330

			42,091,786

Hotels, Restaurants & Leisure—2.0%
Intercontinental Hotels Group plc ADR (United Kingdom)	†	125,700	2,598,219
Las Vegas Sands Corp.	*	383,585	16,191,123
McDonald’s Corp.		35,700	3,010,224
Starbucks Corp.		396,000	15,638,040
Yum! Brands, Inc.		45,350	2,505,134

			39,942,740

Household Products—1.7%
Colgate-Palmolive Co.		24,650	2,154,656
Procter & Gamble Co. (The)		479,100	30,456,387

			32,611,043

Industrial Conglomerates—2.8%
3M Co.		282,300	26,776,155
General Electric Co.		1,225,720	23,117,079
Tyco International Ltd. (Switzerland)		117,510	5,808,519

			55,701,753

Insurance—1.9%
ACE Ltd. (Switzerland)		92,730	6,103,489
AON Corp.		92,330	4,736,529
Berkshire Hathaway, Inc., Class B	*	66,300	5,130,957
Marsh & McLennan Cos., Inc.		164,400	5,127,636
MetLife, Inc.		354,970	15,572,534
Transatlantic Holdings, Inc.		29,320	1,436,973

			38,108,118

Internet & Catalog Retail—3.0%
Amazon.com, Inc.	*	170,590	34,883,949
priceline.com, Inc.	*	47,650	24,393,465

			59,277,414

Internet Software & Services—1.7%
eBay, Inc.	*	287,500	9,277,625
Google, Inc., Class A	*	38,150	19,318,397
Rackspace Hosting, Inc.	*†	103,354	4,417,350

			33,013,372

IT Services—6.3%
Accenture plc, Class A (Ireland)		276,560	16,709,755
Automatic Data Processing, Inc.		450,200	23,716,536
Cognizant Technology Solutions Corp., Class A	*	156,327	11,465,022

		Shares	Value
International Business Machines Corp.		165,600	$28,408,680
Mastercard, Inc., Class A		93,000	28,024,620
VeriFone Systems, Inc.	*	47,600	2,111,060
Visa, Inc., Class A		159,600	13,447,896

			123,883,569

Life Sciences Tools & Services—2.2%
Agilent Technologies, Inc.	*	238,400	12,184,624
Illumina, Inc.	*†	246,554	18,528,533
Thermo Fisher Scientific, Inc.	*	194,668	12,534,673

			43,247,830

Machinery—2.9%
Caterpillar, Inc.		151,000	16,075,460
Cummins, Inc.		24,300	2,514,807
Danaher Corp.		334,220	17,710,318
Deere & Co.		172,534	14,225,428
Flowserve Corp.		13,420	1,474,724
SPX Corp.		54,590	4,512,409

			56,513,146

Media—3.4%
Comcast Corp., Class A		582,150	14,751,681
DIRECTV, Class A	*	114,400	5,813,808
Viacom, Inc., Class B		245,100	12,500,100
Walt Disney Co. (The)		856,850	33,451,424

			66,517,013

Metals & Mining—0.8%
Barrick Gold Corp. (Canada)		37,700	1,707,433
Freeport-McMoRan Copper & Gold, Inc.		235,130	12,438,377
Xstrata plc ADR (Switzerland)	†	486,800	2,141,920

			16,287,730

Multiline Retail—0.1%
Target Corp.		41,000	1,923,310

Oil, Gas & Consumable Fuels—6.7%
Alpha Natural Resources, Inc.	*	71,570	3,252,141
Apache Corp.		89,800	11,080,422
Cabot Oil & Gas Corp.		95,283	6,318,216
Cenovus Energy, Inc. (Canada)		235,020	8,850,853
ConocoPhillips		114,500	8,609,255
CONSOL Energy, Inc.		468,100	22,693,488
Denbury Resources, Inc.	*	195,300	3,906,000
Devon Energy Corp.		24,180	1,905,626
Occidental Petroleum Corp.		206,970	21,533,159
Peabody Energy Corp.	†	200,700	11,823,237
Range Resources Corp.		19,700	1,093,350
Southwestern Energy Co.	*	98,440	4,221,107
Suncor Energy, Inc. (Canada)		368,660	14,414,606
Valero Energy Corp.		481,050	12,300,448

			132,001,908

Personal Products—1.2%
Avon Products, Inc.		365,900	10,245,200
Estee Lauder Cos., Inc. (The), Class A		117,544	12,364,453

			22,609,653

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Pharmaceuticals—4.8%
Abbott Laboratories		301,600	$15,870,192
Allergan, Inc.		113,700	9,465,525
Johnson & Johnson		433,968	28,867,551
Pfizer, Inc.		604,500	12,452,700
Valeant Pharmaceuticals International, Inc. (Canada)	†	53,800	2,795,448
Warner Chilcott plc, Class A (Ireland)		472,367	11,398,216
Watson Pharmaceuticals, Inc.	*	196,600	13,512,318

			94,361,950

Professional Services—0.2%
Verisk Analytics, Inc., Class A	*	122,060	4,225,717

Software—6.2%
Adobe Systems, Inc.	*	402,954	12,672,903
Autodesk, Inc.	*	118,400	4,570,240
Check Point Software Technologies Ltd. (Israel)	*	198,305	11,273,639
Citrix Systems, Inc.	*	156,100	12,488,000
Intuit, Inc.	*	58,400	3,028,624
Microsoft Corp.		988,500	25,701,000
Nuance Communications, Inc.	*†	278,263	5,974,307
Oracle Corp.		996,900	32,807,979
Red Hat, Inc.	*	64,631	2,966,563
Salesforce.com, Inc.	*	62,900	9,370,842

			120,854,097

Specialty Retail—3.0%
Bed Bath & Beyond, Inc.	*	263,020	15,352,477
Home Depot, Inc.		379,300	13,738,246
Limited Brands, Inc.		107,800	4,144,910
Lowe’s Cos., Inc.		1,114,400	25,976,664

			59,212,297

Textiles, Apparel & Luxury Goods—0.6%
Adidas AG ADR (Germany)	†	79,960	3,188,005
NIKE, Inc., Class B		101,830	9,162,664

			12,350,669

Tobacco—0.1%
Philip Morris International, Inc.		38,110	2,544,605

Wireless Telecommunication Services—0.2%
MetroPCS Communications, Inc.	*	267,200	4,598,512
TOTAL COMMON STOCKS
(Cost $1,616,776,382)			1,919,997,614

		Shares	Value
MONEY MARKET FUNDS—3.5%
Institutional Money Market Funds—3.5%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	5,500,000	$5,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	µ	35,262,169	35,262,169
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	6,698,266	6,698,266
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	5,500,000	5,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	5,500,000	5,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	5,500,000	5,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	5,500,000	5,500,000

TOTAL MONEY MARKET FUNDS
(Cost $69,460,435)			69,460,435

TOTAL INVESTMENTS—101.3%
(Cost $1,686,236,817)			1,989,458,049
Other assets less liabilities—(1.3%)			(26,052,402)

NET ASSETS—100.0%			$1,963,405,647

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in
conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the
fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—96.5%
Aerospace & Defense—3.1%
L-3 Communications Holdings, Inc.		29,500	$2,579,775
Rockwell Collins, Inc.		19,400	1,196,786
Spirit Aerosystems Holdings, Inc., Class A	*	78,400	1,724,800
TransDigm Group, Inc.	*	46,819	4,269,425
Triumph Group, Inc.		12,345	1,229,315

			11,000,101

Air Freight & Logistics—0.2%
Atlas Air Worldwide Holdings, Inc.	*	9,350	556,419

Auto Components—1.4%
BorgWarner, Inc.	*†	29,900	2,415,621
Lear Corp.		48,975	2,619,183

			5,034,804

Automobiles—0.4%
Harley-Davidson, Inc.		33,525	1,373,519

Beverages—0.2%
Constellation Brands, Inc., Class A	*	25,950	540,279

Building Products—0.3%
Owens Corning, Inc.	*	31,700	1,183,995

Capital Markets—0.9%
Invesco Ltd.		77,650	1,817,010
Raymond James Financial, Inc.		43,650	1,403,347

			3,220,357

Chemicals—0.8%
Agrium, Inc. (Canada)		10,950	960,972
Huntsman Corp.		92,400	1,741,740

			2,702,712

Commercial Banks—3.9%
Bank of Hawaii Corp.	†	73,000	3,395,960
Fifth Third Bancorp		190,575	2,429,831
Huntington Bancshares, Inc./Ohio		312,650	2,050,984
KeyCorp		284,700	2,371,551
M&T Bank Corp.	†	26,500	2,330,675
TCF Financial Corp.	†	76,200	1,051,560

			13,630,561

Commercial Services & Supplies—2.4%
Cintas Corp.		33,000	1,089,990
R.R. Donnelley & Sons Co.	†	221,513	4,343,870
Steelcase, Inc., Class A		201,400	2,293,946
United Stationers, Inc.	†	16,150	572,194

			8,300,000

Communications Equipment—0.9%
Alcatel-Lucent ADR (France)	*†	257,600	1,486,352
Comtech Telecommunications Corp.	†	57,100	1,601,084

			3,087,436

		Shares	Value
Computers & Peripherals—0.9%
Lexmark International, Inc., Class A	*	64,400	$1,884,344
Western Digital Corp.	*	32,125	1,168,708

			3,053,052

Construction & Engineering—1.9%
Jacobs Engineering Group, Inc.	*	49,800	2,153,850
KBR, Inc.		57,510	2,167,552
URS Corp.	*	52,900	2,366,746

			6,688,148

Consumer Finance—1.4%
Discover Financial Services		98,950	2,646,912
SLM Corp.		144,175	2,423,582

			5,070,494

Containers & Packaging—3.2%
AptarGroup, Inc.		51,000	2,669,340
Bemis Co., Inc.	†	109,800	3,709,044
Sonoco Products Co.		135,300	4,808,562

			11,186,946

Diversified Consumer Services—0.9%
H&R Block, Inc.		128,900	2,067,556
Weight Watchers International, Inc.		13,775	1,039,599

			3,107,155

Diversified Financial Services—0.3%
PHH Corp.	*	47,500	974,700

Electric Utilities—2.1%
FirstEnergy Corp.		52,600	2,322,290
Pinnacle West Capital Corp.		82,500	3,677,850
Westar Energy, Inc.		48,800	1,313,208

			7,313,348

Electrical Equipment—0.6%
Hubbell, Inc., Class B		34,000	2,208,300

Electronic Equipment, Instruments & Components—2.5%
Arrow Electronics, Inc.	*	75,500	3,133,250
Avnet, Inc.	*	92,600	2,952,088
Ingram Micro, Inc., Class A	*	152,000	2,757,280

			8,842,618

Energy Equipment & Services—2.0%
Ensco plc ADR (United Kingdom)		32,157	1,713,968
Oil States International, Inc.	*	20,275	1,620,175
SEACOR Holdings, Inc.		23,800	2,379,048
Superior Energy Services, Inc.	*	33,025	1,226,549

			6,939,740

Food & Staples Retailing—2.4%
Kroger Co. (The)		112,200	2,782,560
Ruddick Corp.	†	62,165	2,706,664
Sysco Corp.		90,300	2,815,554

			8,304,778

Food Products—2.1%
Campbell Soup Co.	†	48,900	1,689,495
H.J. Heinz Co.		1,200	63,936
Hain Celestial Group, Inc. (The)	*	53,425	1,782,258

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Sara Lee Corp.		121,960	$2,316,020
Smithfield Foods, Inc.	*	66,500	1,454,355

			7,306,064

Gas Utilities—0.3%
UGI Corp.		37,500	1,195,875

Health Care Equipment & Supplies—0.6%
Zimmer Holdings, Inc.	*	31,375	1,982,900

Health Care Providers & Services—3.1%
Cardinal Health, Inc.		44,825	2,035,951
CIGNA Corp.		78,725	4,048,827
Health Management Associates, Inc., Class A	*	202,650	2,184,567
Health Net, Inc.	*	61,875	1,985,569
Quest Diagnostics, Inc.	†	11,300	667,830

			10,922,744

Hotels, Restaurants & Leisure—1.7%
Darden Restaurants, Inc.		46,000	2,288,960
Wyndham Worldwide Corp.		112,000	3,768,800

			6,057,760

Household Durables—0.4%
Mohawk Industries, Inc.	*	20,800	1,247,792

Industrial Conglomerates—1.2%
Carlisle Cos., Inc.		83,800	4,125,474

Insurance—11.8%
Alleghany Corp.	*	9,370	3,121,241
Allied World Assurance Co. Holdings AG (Switzerland)		18,900	1,088,262
Allstate Corp. (The)		215,200	6,570,056
AON Corp.		55,049	2,824,014
Arch Capital Group Ltd. (Bermuda)	*	146,600	4,679,472
Fidelity National Financial, Inc., Class A	†	157,000	2,471,180
Hartford Financial Services Group, Inc.		67,875	1,789,864
HCC Insurance Holdings, Inc.		116,900	3,682,350
Lincoln National Corp.		234,260	6,674,067
Marsh & McLennan Cos., Inc.		76,900	2,398,511
Progressive Corp. (The)		115,400	2,467,252
W.R. Berkley Corp.		48,400	1,570,096
XL Group plc (Ireland)		87,725	1,928,195

			41,264,560

Internet Software & Services—0.7%
Open Text Corp. (Canada)	*†	22,000	1,408,440
ValueClick, Inc.	*	55,225	916,735

			2,325,175

IT Services—4.4%
Broadridge Financial Solutions, Inc.		57,900	1,393,653
Computer Sciences Corp.		124,167	4,713,379
Convergys Corp.	*	153,800	2,097,832
SAIC, Inc.	*	138,400	2,327,888
Total System Services, Inc.		120,800	2,244,464
Western Union Co. (The)		129,300	2,589,879

			15,367,095

		Shares	Value
Leisure Equipment & Products—1.7%
Brunswick Corp.	†	190,200	$3,880,080
Mattel, Inc.		80,300	2,207,447

			6,087,527

Life Sciences Tools & Services—0.6%
Life Technologies Corp.	*	43,700	2,275,459

Machinery—2.9%
Dover Corp.		56,100	3,803,580
Eaton Corp.		32,200	1,656,690
Flowserve Corp.		12,100	1,329,669
Pentair, Inc.		44,425	1,792,993
Timken Co.		35,275	1,777,860

			10,360,792

Media—0.8%
CBS Corp., Class B		32,750	933,048
Omnicom Group, Inc.		39,000	1,878,240

			2,811,288

Metals & Mining—1.1%
Alcoa, Inc.		130,675	2,072,506
Walter Energy, Inc.		14,875	1,722,525

			3,795,031

Multiline Retail—1.1%
Family Dollar Stores, Inc.		20,800	1,093,248
Macy’s, Inc.		99,150	2,899,146

			3,992,394

Multi-Utilities—4.1%
CMS Energy Corp.		119,175	2,346,555
DTE Energy Co.		24,300	1,215,486
NiSource, Inc.	†	81,975	1,659,994
OGE Energy Corp.		39,200	1,972,544
PG&E Corp.		75,300	3,164,859
SCANA Corp.		44,200	1,740,154
Wisconsin Energy Corp.		10,700	335,445
Xcel Energy, Inc.		77,900	1,892,970

			14,328,007

Office Electronics—0.5%
Xerox Corp.		168,150	1,750,441

Oil, Gas & Consumable Fuels—5.2%
Cimarex Energy Co.		26,700	2,400,864
Denbury Resources, Inc.	*	113,175	2,263,500
Energen Corp.		69,750	3,940,875
QEP Resources, Inc.		57,800	2,417,774
Range Resources Corp.		36,300	2,014,650
SM Energy Co.		8,625	633,765
Southwestern Energy Co.	*	53,600	2,298,368
Western Refining, Inc.	*†	126,925	2,293,535

			18,263,331

Paper & Forest Products—0.4%
MeadWestvaco Corp.		46,925	1,563,072

Personal Products—0.2%
Nu Skin Enterprises, Inc., Class A	†	19,000	713,450

Professional Services—2.3%
Dun & Bradstreet Corp.		27,900	2,107,566
Equifax, Inc.		65,600	2,277,632

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Manpower, Inc.		22,400	$1,201,760
Towers Watson & Co., Class A		39,000	2,562,690

			8,149,648

Real Estate Investment Trusts (REITs)—4.8%
Annaly Capital Management, Inc. REIT	†	102,500	1,849,100
BioMed Realty Trust, Inc. REIT		30,900	594,516
CBL & Associates Properties, Inc. REIT	†	116,950	2,120,303
Duke Realty Corp. REIT		347,532	4,868,923
DuPont Fabros Technology, Inc. REIT	†	35,825	902,790
Entertainment Properties Trust REIT	†	24,400	1,139,480
Hatteras Financial Corp. REIT		16,900	477,087
Health Care REIT, Inc. REIT		44,250	2,320,028
Home Properties, Inc. REIT	†	23,845	1,451,684
Vornado Realty Trust REIT		12,575	1,171,738

			16,895,649

Road & Rail—2.2%
Hertz Global Holdings, Inc.	*	70,475	1,119,143
Ryder System, Inc.		57,350	3,260,348
Werner Enterprises, Inc.	†	134,300	3,364,215

			7,743,706

Semiconductors & Semiconductor Equipment—2.6%
Analog Devices, Inc.		54,300	2,125,302
Applied Materials, Inc.		152,700	1,986,627
Atmel Corp.	*	151,000	2,124,570
National Semiconductor Corp.		115,300	2,837,533

			9,074,032

Software—1.6%
Progress Software Corp.	*	63,062	1,521,686
Symantec Corp.	*	110,400	2,177,088
Synopsys, Inc.	*	75,500	1,941,105

			5,639,879

Specialty Retail—1.1%
Pier 1 Imports, Inc.	*	104,875	1,213,404
Signet Jewelers Ltd. (Bermuda)	*	40,750	1,907,507
Williams-Sonoma, Inc.		15,950	582,016

			3,702,927

Textiles, Apparel & Luxury Goods—1.6%
Phillips-Van Heusen Corp.		24,910	1,630,858
V.F. Corp.		36,600	3,973,296

			5,604,154

Thrifts & Mortgage Finance—0.6%
First Niagara Financial Group, Inc.		147,250	1,943,700

Tobacco—0.2%
Reynolds American, Inc.		19,350	716,918

Water Utilities—1.5%
American Water Works Co., Inc.		182,275	5,367,999

		Shares	Value
Wireless Telecommunication Services—0.4%
MetroPCS Communications, Inc.	*	82,500	$1,419,825

TOTAL COMMON STOCKS
(Cost $278,215,163)			338,314,130

MONEY MARKET FUNDS—9.2%
Institutional Money Market Funds—9.2%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	µ	12,392,431	12,392,431
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	5,014,039	5,014,039
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	3,000,000	3,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	3,000,000	3,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	3,000,000	3,000,000

TOTAL MONEY MARKET FUNDS
(Cost $32,406,470)			32,406,470

TOTAL INVESTMENTS—105.7%
(Cost $310,621,633)			370,720,600
Other assets less liabilities—(5.7%)			(19,951,053)

NET ASSETS—100.0%			$350,769,547

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in
conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the
fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—98.0%
Aerospace & Defense—1.1%
Rockwell Collins, Inc.		197,150	$12,162,184

Air Freight & Logistics—2.3%
C.H. Robinson Worldwide, Inc.		153,225	12,080,259
Expeditors International of
Washington, Inc.		175,100	8,963,369
FedEx Corp.		58,100	5,510,785

			26,554,413

Airlines—1.0%
United Continental Holdings, Inc.	*†	510,195	11,545,713

Biotechnology—1.8%
Alkermes, Inc.	*	337,349	6,274,691
Amylin Pharmaceuticals, Inc.	*	448,925	5,997,638
Dendreon Corp.	*	82,900	3,269,576
Human Genome Sciences, Inc.	*†	182,500	4,478,550

			20,020,455

Building Products—1.6%
Lennox International, Inc.		173,950	7,492,026
Masco Corp.	†	452,700	5,445,981
Owens Corning, Inc.	*	153,205	5,722,207

			18,660,214

Capital Markets—3.7%
Bank of New York Mellon Corp. (The)		392,000	10,043,040
Fortress Investment Group LLC, Class A	*	1,209,700	5,830,754
Greenhill & Co., Inc.	†	124,670	6,709,739
Invesco Ltd.		125,400	2,934,360
Lazard Ltd., Class A (Bermuda)		107,000	3,969,700
Penson Worldwide, Inc.	*†	238,200	850,374
SEI Investments Co.		509,400	11,466,594

			41,804,561

Chemicals—1.5%
Airgas, Inc.		71,600	5,014,864
Ecolab, Inc.		119,500	6,737,410
Nalco Holding Co.		177,600	4,939,056

			16,691,330

Commercial Banks—1.6%
Comerica, Inc.		145,100	5,016,107
Fifth Third Bancorp		460,400	5,870,100
First Interstate BancSystem, Inc.	†	247,300	3,645,202
Synovus Financial Corp.	†	2,063,300	4,291,664

			18,823,073

Commercial Services & Supplies—0.4%
Copart, Inc.	*	92,400	4,305,840

Communications Equipment—1.4%
ADTRAN, Inc.		206,725	8,002,325
F5 Networks, Inc.	*	33,200	3,660,300
Juniper Networks, Inc.	*	128,300	4,041,450

			15,704,075

		Shares	Value

Computers & Peripherals—2.0%
Dell, Inc.	*	1,257,000	$20,954,190
NetApp, Inc.	*	26,800	1,414,504

			22,368,694

Construction & Engineering—2.7%
ACS Actividades de Construccion y Servicios SA (Spain)	†	304,000	14,348,245
Aecom Technology Corp.	*	191,200	5,227,408
Jacobs Engineering Group, Inc.	*	132,575	5,733,869
URS Corp.	*	126,900	5,677,506

			30,987,028

Construction Materials—1.2%
Cemex SAB de CV ADR (Mexico)	*†	1,090,534	9,378,592
Vulcan Materials Co.	†	102,000	3,930,060

			13,308,652

Distributors—0.4%
Pool Corp.		143,100	4,265,811

Diversified Consumer Services—1.1%
Career Education Corp.	*†	269,100	5,691,465
DeVry, Inc.		17,400	1,028,862
Strayer Education, Inc.	†	42,500	5,371,575

			12,091,902

Diversified Financial Services—1.4%
KKR Financial Holdings LLC		1,236,700	12,132,027
NASDAQ OMX Group, Inc. (The)	*	160,000	4,048,000

			16,180,027

Diversified Telecommunication Services—2.4%
Level 3 Communications, Inc.	*†	6,017,000	14,681,480
tw telecom inc.	*	640,000	13,139,200

			27,820,680

Electrical Equipment—1.3%
AMETEK, Inc.		109,500	4,916,550
Babcock & Wilcox Co. (The)	*	135,075	3,742,928
Cooper Industries plc		95,600	5,704,452

			14,363,930

Electronic Equipment, Instruments & Components—0.5%
FLIR Systems, Inc.	†	78,000	2,629,380
Trimble Navigation Ltd.	*	87,798	3,480,313

			6,109,693

Energy Equipment & Services—0.7%
Cameron International Corp.	*	86,600	4,355,114
Core Laboratories NV (Netherlands)	†	35,900	4,004,286

			8,359,400

Food & Staples Retailing—1.0%
Safeway, Inc.		365,200	8,534,724
Whole Foods Market, Inc.		48,500	3,077,325

			11,612,049

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
Food Products—0.8%
Campbell Soup Co.	†	146,000	$5,044,300
Hershey Co. (The)		67,450	3,834,532

			8,878,832

Health Care Equipment & Supplies—1.8%
Gen-Probe, Inc.	*	75,700	5,234,655
Hologic, Inc.	*	192,900	3,890,793
ResMed, Inc.	*†	235,425	7,286,404
Stryker Corp.		68,800	4,037,872

			20,449,724

Health Care Providers & Services—3.8%
DaVita, Inc.	*	182,300	15,789,003
Express Scripts, Inc.	*	80,900	4,366,982
Health Management Associates, Inc., Class A	*	370,800	3,997,224
Lincare Holdings, Inc.		379,150	11,097,720
WellPoint, Inc.		103,200	8,129,064

			43,379,993

Health Care Technology—0.4%
MedAssets, Inc.	*†	312,900	4,180,344

Hotels, Restaurants & Leisure—1.3%
Bwin.Party Digital Entertainment plc (Gibraltar)	*	1,249,400	3,003,864
Yum! Brands, Inc.		210,000	11,600,400

			14,604,264

Household Durables—1.5%
Lennar Corp., Class A		352,700	6,401,505
Mohawk Industries, Inc.	*	37,900	2,273,621
NVR, Inc.	*	11,700	8,488,116

			17,163,242

Household Products—1.1%
Church & Dwight Co., Inc.		85,900	3,482,386
Energizer Holdings, Inc.	*	119,200	8,625,312

			12,107,698

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	*	456,700	7,366,571

Industrial Conglomerates—0.7%
Koninklijke Philips Electronics NV NYRS (Netherlands)	†	314,000	8,063,520

Insurance—8.5%
Aflac, Inc.		99,500	4,644,660
Allied World Assurance Co. Holdings AG (Switzerland)		118,300	6,811,714
AON Corp.		273,000	14,004,900
Assured Guaranty Ltd. (Bermuda)		885,700	14,445,767
Axis Capital Holdings Ltd. (Bermuda)		130,700	4,046,472
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	18,853,580
Genworth Financial, Inc., Class A	*	707,000	7,267,960

		Shares	Value

Loews Corp.		273,000	$11,490,570
NKSJ Holdings, Inc. (Japan)		276,600	1,825,611
RenaissanceRe Holdings Ltd. (Bermuda)		129,400	9,051,530
Syncora Holdings Ltd. (Bermuda)	*†	626,661	238,131
XL Group plc (Ireland)		210,600	4,628,988

			97,309,883

Internet & Catalog Retail—2.2%
Expedia, Inc.		193,800	5,618,262
Liberty Media Corp.—Interactive, Series A	*	671,275	11,257,282
Netflix, Inc.	*	29,625	7,782,191

			24,657,735

Internet Software & Services—2.3%
Active Network, Inc. (The)	*†	98,000	1,724,800
eBay, Inc.	*	263,600	8,506,372
Rackspace Hosting, Inc.	*†	112,900	4,825,346
VeriSign, Inc.		335,325	11,219,975

			26,276,493

IT Services—2.9%
Alliance Data Systems Corp.	*	88,400	8,315,788
Amdocs Ltd. (Guernsey, Channel Islands)	*	272,500	8,281,275
Global Payments, Inc.		75,900	3,870,900
NeuStar, Inc., Class A	*	182,900	4,791,980
Teradata Corp.	*	57,700	3,473,540
Western Union Co. (The)		206,600	4,138,198

			32,871,681

Leisure Equipment & Products—0.3%
Hasbro, Inc.		86,500	3,799,945

Life Sciences Tools & Services—1.8%
BG Medicine, Inc.	*†	317,300	2,525,708
Mettler-Toledo International, Inc.	*	22,400	3,778,208
QIAGEN NV (Netherlands)	*†	360,675	6,860,039
Waters Corp.	*	83,500	7,994,290

			21,158,245

Machinery—3.0%
Navistar International Corp.	*	102,800	5,804,088
PACCAR, Inc.		157,900	8,067,111
Parker Hannifin Corp.		47,300	4,244,702
SPX Corp.		58,500	4,835,610
Stanley Black & Decker, Inc.		136,900	9,863,645
WABCO Holdings, Inc.	*	17,000	1,174,020

			33,989,176

Media—5.2%
DIRECTV, Class A	*	234,000	11,891,880
Discovery Communications, Inc., Class A	*	80,925	3,314,688
Discovery Communications, Inc., Class C	*	197,300	7,211,315
National CineMedia, Inc.		155,500	2,629,505
News Corp., Class A		750,000	13,275,000
Virgin Media, Inc.	†	420,600	12,588,558
Walt Disney Co. (The)		217,000	8,471,680

			59,382,626

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
Metals & Mining—0.6%
Walter Energy, Inc.		58,050	$6,722,190

Oil, Gas & Consumable Fuels—6.5%
Alpha Natural Resources, Inc.	*	156,550	7,113,632
Chesapeake Energy Corp.		695,000	20,634,550
Cimarex Energy Co.		38,850	3,493,392
Concho Resources, Inc.	*	40,100	3,683,185
CONSOL Energy, Inc.		134,700	6,530,256
Denbury Resources, Inc.	*	156,300	3,126,000
Penn West Petroleum Ltd. (Canada)	†	125,100	2,887,308
Petrohawk Energy Corp.	*	166,500	4,107,555
Pioneer Natural Resources Co.		91,305	8,178,189
QEP Resources, Inc.		176,200	7,370,446
Ultra Petroleum Corp.	*†	57,200	2,619,760
Whiting Petroleum Corp.	*	68,400	3,892,644

			73,636,917

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)		92,100	5,308,644

Pharmaceuticals—2.7%
Forest Laboratories, Inc.	*	189,200	7,443,128
Medicis Pharmaceutical Corp., Class A	†	137,400	5,244,558
Nektar Therapeutics	*	283,200	2,058,864
Shire plc ADR (Ireland)	†	77,300	7,282,433
Watson Pharmaceuticals, Inc.	*	130,030	8,936,962

			30,965,945

Professional Services—1.0%
IHS, Inc., Class A	*	55,200	4,604,784
Manpower, Inc.		64,900	3,481,885
Nielsen Holdings NV	*	99,500	3,100,420

			11,187,089

Real Estate Investment Trusts (REITs)—0.5%
PennyMac Mortgage Investment Trust REIT		343,300	5,688,481

Road & Rail—0.7%
Kansas City Southern	*	130,700	7,754,431

Semiconductors & Semiconductor Equipment—6.2%
Altera Corp.		151,100	7,003,485
Analog Devices, Inc.		95,900	3,753,526
ASML Holding NV, Class G NYRS (Netherlands)		67,200	2,483,712
Broadcom Corp., Class A	*	105,400	3,545,656
Integrated Device Technology, Inc.	*	1,309,100	10,289,526
Linear Technology Corp.		141,900	4,685,538
Marvell Technology Group Ltd. (Bermuda)	*	397,800	5,873,517
Micron Technology, Inc.	*	556,200	4,160,376
NVIDIA Corp.	*	512,325	8,163,899
PMC—Sierra, Inc.	*	943,300	7,140,781
Skyworks Solutions, Inc.	*	352,200	8,093,556
Spansion, Inc., Class A	*	258,900	4,989,003

			70,182,575

		Shares	Value

Software—4.2%
Adobe Systems, Inc.	*	177,000	$5,566,650
Autodesk, Inc.	*	105,600	4,076,160
Citrix Systems, Inc.	*	102,150	8,172,000
Factset Research Systems, Inc.		76,175	7,794,226
MICROS Systems, Inc.	*	160,313	7,969,159
Red Hat, Inc.	*	160,175	7,352,033
Solera Holdings, Inc.		54,300	3,212,388
TIBCO Software, Inc.	*	115,400	3,348,908

			47,491,524

Specialty Retail—1.0%
Aeropostale, Inc.	*†	167,500	2,931,250
O’Reilly Automotive, Inc.	*	66,000	4,323,660
Tiffany & Co.		56,000	4,397,120

			11,652,030

Textiles, Apparel & Luxury Goods—1.5%
Coach, Inc.		80,900	5,171,937
Lululemon Athletica, Inc. (Canada)	*	64,000	7,156,480
Pandora A/S (Denmark)		156,600	4,941,260

			17,269,677

Thrifts & Mortgage Finance—0.5%
People’s United Financial, Inc.		353,300	4,748,352
Radian Group, Inc.	†	307,300	1,299,879

			6,048,231

Trading Companies & Distributors—0.4%
Aircastle Ltd.		387,100	4,923,912

Wireless Telecommunication Services—2.4%
American Tower Corp., Class A	*	266,850	13,964,261
NII Holdings, Inc.	*	121,845	5,163,791
SBA Communications Corp., Class A	*	217,800	8,317,782

			27,445,834

TOTAL COMMON STOCKS
(Cost $950,337,859)			1,115,657,176

MONEY MARKET FUNDS—12.2%
Institutional Money Market Funds—12.2%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	19,000,000	19,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	µ	21,917,457	21,917,457
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	22,202,870	22,202,870

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	19,000,000	$19,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	19,000,000	19,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	19,000,000	19,000,000
Wells Fargo Advantage Heritage Money Market Fund— Select Class, 0.10%	††µ	19,000,000	19,000,000

TOTAL MONEY MARKET FUNDS
(Cost $139,120,327)			139,120,327

TOTAL INVESTMENTS—110.2%
(Cost $1,089,458,186)			1,254,777,503
Other assets less liabilities—(10.2%)			(116,535,986)

NET ASSETS—100.0%			$1,138,241,517

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in
conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the
fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value

COMMON STOCKS—47.5%
Aerospace & Defense—0.5%
Kratos Defense & Security Solutions, Inc.	*†	90,800	$1,104,128

Automobiles—0.6%
Tesla Motors, Inc.	*†	45,900	1,337,067

Biotechnology—1.6%
Acadia Pharmaceuticals, Inc.	*	198,655	323,808
Arena Pharmaceuticals, Inc.	*†	556,258	756,511
Incyte Corp. Ltd.	*†	57,800	1,094,732
Rigel Pharmaceuticals, Inc.	*	131,200	1,203,104

			3,378,155

Capital Markets—2.0%
BGC Partners, Inc., Class A		24,200	187,066
Cowen Group, Inc., Class A	*†	275,363	1,035,365
Duff & Phelps Corp., Class A		47,900	614,557
Gluskin Sheff + Associates, Inc. (Canada)		27,400	534,107
Knight Capital Group, Inc., Class A	*	87,000	958,740
Uranium Participation Corp. (Canada)	*	157,478	1,038,478

			4,368,313

Commercial Banks—0.7%
First Midwest Bancorp, Inc./Illinois		17,575	215,997
Hudson Valley Holding Corp.	†	33,627	649,337
MB Financial, Inc.		36,500	702,260

			1,567,594

Communications Equipment—3.3%
Arris Group, Inc.	*	91,800	1,065,798
Brocade Communications Systems, Inc.	*	135,700	876,622
Comverse Technology, Inc.	*	103,600	802,900
Emulex Corp.	*	79,800	686,280
Mitel Networks Corp. (Canada)	*†	261,500	1,145,370
NETGEAR, Inc.	*	24,700	1,079,884
Parkervision, Inc.	*†	453,372	258,467
SeaChange International, Inc.	*	102,743	1,107,570

			7,022,891

Computers & Peripherals—0.5%
Novatel Wireless, Inc.	*	119,900	657,052
Quantum Corp.	*	107,500	354,750

			1,011,802

Construction & Engineering—1.3%
EMCOR Group, Inc.	*	33,800	990,678
Great Lakes Dredge & Dock Corp.		89,500	499,410
Michael Baker Corp.	*†	38,700	817,344
Orion Marine Group, Inc.	*	60,700	571,187

			2,878,619

Consumer Finance—0.5%
Dollar Financial Corp.	*	52,200	1,130,130

Containers & Packaging—0.5%
AptarGroup, Inc.		19,000	994,460

		Shares	Value

Diversified Consumer Services—1.5%
Lincoln Educational Services Corp.		64,100	$1,099,315
Regis Corp.	†	66,400	1,017,248
Steiner Leisure Ltd. (Bahamas)	*†	23,300	1,064,344

			3,180,907

Diversified Financial Services—0.6%
Gain Capital Holdings, Inc.	*†	190,000	1,293,900

Diversified Telecommunication Services—0.5%
Neutral Tandem, Inc.	*	55,800	972,036

Electric Utilities—1.4%
Portland General Electric Co.		40,800	1,031,424
Unisource Energy Corp.		27,400	1,022,842
Westar Energy, Inc.		36,400	979,524

			3,033,790

Electronic Equipment, Instruments & Components—1.4%
Fabrinet	*†	52,000	1,262,560
OSI Systems, Inc.	*	16,400	705,200
Park Electrochemical Corp.		39,500	1,104,025

			3,071,785

Energy Equipment & Services—1.1%
C&J Energy Services, Inc.	*^‡	94,000	1,457,000
Vantage Drilling Co.	*†	480,500	874,510

			2,331,510

Food Products—1.0%
Cosan SA Industria e Comercio (Brazil)		69,100	1,089,200
Viterra, Inc. (Canada)		89,600	973,620

			2,062,820

Health Care Equipment & Supplies—0.5%
ICU Medical, Inc.	*†	25,200	1,101,240

Health Care Providers & Services—1.8%
Amsurg Corp.	*	40,800	1,066,104
Ensign Group, Inc. (The)	†	32,000	972,480
LHC Group, Inc.	*†	34,500	795,570
Mednax, Inc.	*	13,100	945,689

			3,779,843

Hotels, Restaurants & Leisure—0.7%
Gaylord Entertainment Co.	*	22,000	660,000
Whistler Blackcomb Holdings, Inc. (Canada)		44,200	531,619
Whistler Blackcomb Holdings, Inc. (Canada)	‡	30,100	362,030

			1,553,649

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		23,500	1,156,905

Insurance—0.4%
Platinum Underwriters Holdings Ltd. (Bermuda)		25,700	854,268

Internet & Catalog Retail—0.5%
PetMed Express, Inc.	†	94,000	1,113,900

Internet Software & Services—1.0%
KIT Digital, Inc.	*†	110,152	1,315,215

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value

COMMON STOCKS—(Continued)
XO Group, Inc.	*	94,700	$942,265

			2,257,480

Leisure Equipment & Products—0.4%
Eastman Kodak Co.	*†	250,400	896,432

Machinery—0.8%
Force Protection, Inc.	*†	160,200	795,393
Wabash National Corp.	*†	100,000	937,000

			1,732,393

Marine—0.5%
Kirby Corp.	*	17,500	991,725

Metals & Mining—2.8%
Allied Nevada Gold Corp.	*	22,900	809,973
Carpenter Technology Corp.	†	20,100	1,159,368
New Gold, Inc. (Canada)	*	95,600	983,724
Romarco Minerals, Inc. (Canada)	*	488,500	830,670
Sandstorm Gold Ltd. (Canada)	*Ω	907,500	1,119,732
Universal Stainless & Alloy Products, Inc.	*	25,600	1,197,056

			6,100,523

Oil, Gas & Consumable Fuels—4.7%
Berry Petroleum Co., Class A		16,700	887,271
BPZ Resources, Inc.	*†	254,100	833,448
Cloud Peak Energy, Inc.	*	54,000	1,150,200
Karoon Gas Australia Ltd. (Australia)	*	109,473	617,126
Northern Oil and Gas, Inc.	*†	49,500	1,096,425
Oilsands Quest, Inc. (Canada)	*†	2,055,636	657,803
Penn Virginia Corp.	†	60,000	792,600
Porto Energy Corp.	*	1,192,900	1,026,603
Swift Energy Co.	*	21,600	805,032
Triangle Petroleum Corp.	*	164,900	1,065,254
Warren Resources, Inc.	*	297,000	1,131,570

			10,063,332

Personal Products—0.1%
China-Biotics, Inc. (China)	*†‡	105,400	182,342

Pharmaceuticals—0.5%
Medicines Co. (The)	*	63,700	1,051,687

Professional Services—0.5%
CRA International, Inc.	*†	37,500	1,015,875

Real Estate Investment Trusts (REITs)—2.9%
Anworth Mortgage Asset Corp. REIT	†	133,200	1,000,332
Capstead Mortgage Corp. REIT		72,700	974,180
CreXus Investment Corp. REIT		70,818	786,788
Gladstone Commercial Corp. REIT		42,000	727,860
Medical Properties Trust, Inc. REIT	†	80,900	930,350
MFA Financial, Inc. REIT		109,700	881,988

		Shares	Value

Summit Hotel Properties, Inc. REIT		79,000	$896,650

			6,198,148

Real Estate Management & Development—0.7%
Brasil Brokers Participacoes SA (Brazil)		153,400	748,988
General Shopping Brasil SA (Brazil)	*	79,100	663,454

			1,412,442

Road & Rail—0.0%
Zipcar, Inc.	*†	1,200	24,492

Semiconductors & Semiconductor Equipment—1.4%
Cabot Microelectronics Corp.	*	21,600	1,003,752
Cymer, Inc.	*†	22,100	1,094,171
PMC—Sierra, Inc.	*	129,400	979,558

			3,077,481

Software—0.5%
JDA Software Group, Inc.	*	35,900	1,108,951

Specialty Retail—1.6%
Cato Corp. (The), Class A	†	41,600	1,198,080
Destination Maternity Corp.		62,100	1,240,758
Hot Topic, Inc.		135,100	1,005,144

			3,443,982

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.	*	33,400	1,027,384
Skechers U.S.A., Inc., Class A	*	84,200	1,219,216

			2,246,600

Thrifts & Mortgage Finance—0.9%
Flushing Financial Corp.		70,500	916,500
Northwest Bancshares, Inc.	†	86,500	1,088,170

			2,004,670

Trading Companies & Distributors—2.8%
Applied Industrial
Technologies, Inc.		30,200	1,075,422
H&E Equipment Services, Inc.	*†	64,400	900,956
RSC Holdings, Inc.	*	79,600	952,016
SeaCube Container Leasing Ltd.		63,800	1,096,084
TAL International Group, Inc.		28,953	999,747
Textainer Group Holdings Ltd.		32,100	986,754

			6,010,979

Water Utilities—0.5%
Companhia de Saneamento de
Minas Gerais—Copasa MG (Brazil)		49,800	998,776

Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.	*†	63,400	1,028,982

TOTAL COMMON STOCKS
(Cost $88,030,697)			102,147,004

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Discovery Fund			Shares	Value

CONVERTIBLE PREFERRED STOCKS—0.6%
Leisure Equipment & Products—0.4%
Callaway Golf Co., Perpetual, Series B 7.500%			7,100	$753,069

Real Estate Management & Development—0.2%
Grubb & Ellis Co. 12.000%		*‡	5,800	260,687
Grubb & Ellis Co., Perpetual 12.000%		^	5,200	259,688

				520,375

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,731,216)				1,273,444

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—27.8%
Aerospace & Defense—0.2%
Boeing Co. (The)
1.875%	11/20/2012		$450,000	457,243

Auto Components—0.1%
Johnson Controls, Inc.
0.683%	02/04/2014	#	290,000	291,204

Automobiles—0.2%
Volkswagen International Finance NV (Netherlands)
1.625%	08/12/2013	^	380,000	382,785

Beverages—1.7%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015	BRL	1,030,000	701,230
2.500%	03/26/2013		470,000	481,836
Coca-Cola Co. (The)
0.750%	11/15/2013		910,000	905,907
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013		530,000	529,804
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		380,000	382,241
PepsiCo, Inc./NC
0.347%	05/10/2013	#	740,000	741,518

				3,742,536

Capital Markets—1.1%
Goldman Sachs Group, Inc. (The)
1.268%	02/07/2014	#	570,000	565,702
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		225,000	236,924
Morgan Stanley
1.253%	04/29/2013	#	610,000	609,220
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	434,475
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^	450,000	472,998

				2,319,319

Chemicals—0.5%
Dow Chemical Co. (The)
4.850%	08/15/2012		900,000	940,266
Praxair, Inc.
1.750%	11/15/2012		200,000	202,817

				1,143,083

Coupon Rate	Maturity Date		Face	Value

Commercial Banks—3.1%
Banco Bradesco SA (Brazil)
2.361%	05/16/2014	#^	$300,000	$304,011
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	550,000	547,250
Barclays Bank plc (United Kingdom)
1.323%	01/13/2014	#	520,000	521,943
BB&T Corp., Series A MTN
3.375%	09/25/2013		200,000	208,599
CIT Group, Inc.
5.250%	04/01/2014	^	285,000	285,000
HSBC Bank plc (United Kingdom)
1.625%	08/12/2013	^	400,000	401,689
1.625%	07/07/2014	^	360,000	360,800
ING Bank NV (Netherlands)
1.297%	03/15/2013	#^	570,000	571,312
KeyCorp MTN
3.750%	08/13/2015		230,000	237,668
Nordea Bank AB (Sweden)
1.181%	01/14/2014	#^	500,000	504,754
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014		520,000	527,474
SunTrust Bank
0.945%	06/22/2012	#	GBP 330,000	520,682
Union Bank NA, Bank Note
2.125%	12/16/2013		530,000	533,212
US Bancorp
4.200%	05/15/2014		500,000	538,882
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		250,000	267,415
Wells Fargo & Co.
5.300%	08/26/2011		430,000	432,924

				6,763,615

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		295,000	295,738

Communications Equipment—0.8%
Cisco Systems, Inc.
0.499%	03/14/2014	#	1,680,000	1,686,061

Computers & Peripherals—0.2%
Hewlett-Packard Co.
4.250%	02/24/2012		150,000	153,636
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		350,000	370,125

				523,761

Consumer Finance—2.2%
Ally Financial, Inc.
4.500%	02/11/2014		400,000	401,000
American Express Credit Corp., Series D MTN
5.125%	08/25/2014		300,000	327,635
American Honda Finance Corp.
2.375%	03/18/2013	^	200,000	203,882
Banque PSA Finance (France)
2.146%	04/04/2014	#^	540,000	539,426
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		275,000	284,103
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014		360,000	361,721
Ford Motor Credit Co. LLC
7.000%	10/01/2013		225,000	241,015

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
International Lease Finance Corp.
6.500%	09/01/2014	^	$200,000	$213,000
John Deere Capital Corp. MTN
1.600%	03/03/2014		270,000	273,206
0.473%	03/03/2014	#	810,000	812,873
PACCAR Financial Corp. MTN
0.635%	04/05/2013	#	360,000	362,200
RCI Banque SA (France)
2.155%	04/11/2014	#^	800,000	802,154

				4,822,215

Diversified Financial Services—3.2%
Bank of America Corp. MTN
4.900%	05/01/2013		225,000	237,134
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	450,000	452,807
Citigroup, Inc.
6.000%	12/13/2013		175,000	190,382
5.300%	10/17/2012		175,000	183,720
1.111%	02/15/2013	#	470,000	468,389
CME Group, Inc.
5.400%	08/01/2013		200,000	217,719
Equifax, Inc.
4.450%	12/01/2014		80,000	85,801
ERAC USA Finance LLC
2.250%	01/10/2014	^	400,000	404,235
General Electric Capital Corp.
5.900%	05/13/2014		260,000	289,028
2.800%	01/08/2013		400,000	410,308
General Electric Capital Corp. MTN
1.128%	01/15/2013	#	300,000	302,692
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		390,000	413,144
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016		360,000	371,250
JPMorgan Chase & Co.
4.750%	05/01/2013		350,000	372,748
JPMorgan Chase & Co. MTN
1.074%	01/24/2014	#	540,000	541,785
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	465,703
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	215,269
National Rural Utilities Cooperative Finance Corp., Series C MTN
0.352%	12/09/2011	#	800,000	800,194
Western Union Co. (The)
0.832%	03/07/2013	#	390,000	392,380

				6,814,688

Diversified Telecommunication Services—1.2%
BellSouth Corp.
4.750%	11/15/2012		630,000	662,490
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	110,290
Frontier Communications Corp.
6.250%	01/15/2013		360,000	377,550
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		105,000	110,287
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	495,287

Coupon Rate	Maturity Date		Face	Value

Verizon Communications, Inc.
0.856%	03/28/2014	#	$300,000	$303,054
Windstream Corp.
8.125%	08/01/2013		400,000	436,000

				2,494,958

Electric Utilities—1.9%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL 700,000	487,732
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		500,000	510,873
Consumers Energy Co., Series D
5.375%	04/15/2013		275,000	295,502
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	412,106
Georgia Power Co.
1.300%	09/15/2013		460,000	463,283
0.548%	01/15/2013	#	500,000	500,940
Midamerican Energy Holdings Co.
3.150%	07/15/2012		300,000	307,275
NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011		280,000	282,122
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012		700,000	735,328

				3,995,161

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		220,000	224,125

Food & Staples Retailing—0.3%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	310,724
Safeway, Inc.
5.800%	08/15/2012		350,000	368,341

				679,065

Food Products—1.0%
Archer-Daniels-Midland Co.
0.422%	08/13/2012	#	970,000	972,099
General Mills, Inc.
5.250%	08/15/2013		750,000	815,298
Kraft Foods, Inc.
5.250%	10/01/2013		140,000	152,215
2.625%	05/08/2013		140,000	144,096

				2,083,708

Health Care Equipment & Supplies—0.1%
Stryker Corp.
3.000%	01/15/2015		300,000	312,325

Health Care Providers & Services—0.5%
Express Scripts, Inc.
5.250%	06/15/2012		350,000	364,216
Omnicare, Inc.
6.875%	12/15/2015		495,000	509,231
Quest Diagnostics, Inc.
1.096%	03/24/2014	#	160,000	161,486

				1,034,933

Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		400,000	414,350

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Household Durables—0.2%
Fortune Brands, Inc.
3.000%	06/01/2012		$420,000	$425,983

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		225,000	244,125

Insurance—1.1%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	339,744
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		150,000	154,220
MetLife, Inc.
2.375%	02/06/2014		190,000	193,735
Metropolitan Life Global Funding I
1.040%	01/10/2014	#^	700,000	700,353
New York Life Global Funding
0.563%	04/04/2014	#^	500,000	500,545
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	364,553

				2,253,150

IT Services—0.7%
International Business Machines Corp.
2.100%	05/06/2013		730,000	748,944
1.000%	08/05/2013		750,000	752,544

				1,501,488

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	425,932

Machinery—0.6%
Case New Holland, Inc.
7.750%	09/01/2013		400,000	435,000
Danaher Corp.
0.497%	06/21/2013	#	500,000	500,982
SPX Corp.
7.625%	12/15/2014		400,000	444,000

				1,379,982

Media—0.4%
Charter Communications Operating LLC/ Charter Communications Operating Capital
8.000%	04/30/2012	^	340,000	355,300
CSC Holdings LLC
8.500%	04/15/2014		90,000	100,125
8.500%	06/15/2015		240,000	260,400
Viacom, Inc.
4.375%	09/15/2014		200,000	214,965

				930,790

Metals & Mining—0.4%
Barrick Gold Corp. (Canada)
1.750%	05/30/2014	^	200,000	200,527
Steel Dynamics, Inc.
7.375%	11/01/2012		520,000	551,200
Vedanta Resources plc (United Kingdom)
6.750%	06/07/2016	^	200,000	200,240

				951,967

Coupon Rate	Maturity Date		Face	Value
Multi-Utilities—0.2%
DTE Energy Co.
0.955%	06/03/2013	#	$370,000	$371,200
Oil, Gas & Consumable Fuels—1.7%
Chevron Corp.
3.450%	03/03/2012		600,000	612,669
ConocoPhillips
4.750%	02/01/2014		200,000	218,362
Kinder Morgan Energy Partners LP
5.850%	09/15/2012		370,000	389,987
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		460,000	484,150
Newfield Exploration Co.
6.625%	04/15/2016		350,000	363,125
Plains Exploration & Production Co.
7.750%	06/15/2015		400,000	416,500
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	294,504
Sonat, Inc.
7.625%	07/15/2011		250,000	250,457
Tesoro Corp.
6.625%	11/01/2015		140,000	143,850
XTO Energy, Inc.
7.500%	04/15/2012		390,000	410,929

				3,584,533

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		380,000	410,400

Pharmaceuticals—0.6%
Eli Lilly & Co.
3.550%	03/06/2012		100,000	102,203
Novartis Capital Corp.
4.125%	02/10/2014		100,000	107,835
1.900%	04/24/2013		170,000	174,043
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		550,000	553,416
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	400,000	397,500

				1,334,997

Real Estate Investment Trusts (REITs)—1.0%
HCP, Inc.
2.700%	02/01/2014		570,000	578,577
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	401,505
Host Hotels & Resorts LP, Series Q
6.750%	06/01/2016		520,000	539,500
Simon Property Group LP
4.200%	02/01/2015		90,000	95,820
Vornado Realty LP
4.250%	04/01/2015		470,000	488,242

				2,103,644

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.875%	05/15/2013		410,000	411,032

Software—0.8%
Microsoft Corp.
2.950%	06/01/2014		500,000	528,783
0.875%	09/27/2013		610,000	611,409

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oracle Corp.
3.750%	07/08/2014		$480,000	$514,960

				1,655,152

Textiles, Apparel & Luxury Goods—0.2%
Levi Strauss & Co.
8.875%	04/01/2016		350,000	364,875

Trading Companies & Distributors—0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016		350,000	362,250

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		130,000	136,885
Sprint Capital Corp.
8.375%	03/15/2012		520,000	543,400

				680,285

TOTAL CORPORATE OBLIGATIONS
(Cost $58,939,729)				59,872,658

MORTGAGE-RELATED SECURITIES—6.0%
Commercial Mortgage-Backed Securities—0.5%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	504,486	502,185
National Credit Union Administration Guaranteed Notes,
Series 2010-C1, Class A1
1.600%	10/29/2020		452,730	452,220

				954,405

U.S. Government Agency Mortgage-Backed Securities—4.7%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	231,308	253,376
Federal National Mortgage Association
3.500%	12/01/2020		694,377	723,493
Federal National Mortgage Association TBA
0.536%	03/15/2034	‡	1,500,000	1,500,469
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		281,499	286,756
National Credit Union Administration Guaranteed Notes,
Series 2010-R1, Class 1A
0.640%	10/07/2020	#	776,457	777,916
National Credit Union Administration Guaranteed Notes,
Series 2010-R2, Class 1A
0.560%	11/06/2017	#	1,828,475	1,829,042
National Credit Union Administration Guaranteed Notes,
Series 2010-R3, Class 1A
0.750%	12/08/2020	#	2,672,031	2,687,262
National Credit Union Administration Guaranteed Notes,
Series 2011-R6, Class 1A
0.570%	05/07/2020	#	2,128,724	2,128,724

				10,187,038

U.S. Non-Agency Mortgage-Backed Securities—0.8%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.945%	12/19/2035	#	822,062	611,203

Coupon Rate	Maturity Date		Face	Value
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.772%	03/25/2044	#	$1,076,235	$980,762
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
5.936%	10/25/2036	#	157,824	146,989

				1,738,954

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $13,106,701)				12,880,397

CONVERTIBLE DEBT OBLIGATIONS—0.2%
Capital Markets—0.1%
Grubb & Ellis Co.
7.950%	05/01/2015	^	299,000	256,766

Oil, Gas & Consumable Fuels—0.1%
Rentech, Inc.
4.000%	04/15/2013		148,000	129,500

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $390,156)				386,266

U.S. TREASURY OBLIGATIONS—5.8%
U.S. Treasury Notes—5.8%
U.S. Treasury Note
1.375%	05/15/2013		450,000	457,910
1.250%	04/15/2014		2,000,000	2,028,438
1.000%	07/15/2013		20,000	20,216
0.750%	09/15/2013	†‡‡	1,620,000	1,627,973
0.625%	12/31/2012	†	4,000,000	4,017,032
0.500%	11/15/2013		280,000	279,366
0.375%	10/31/2012		4,000,000	4,004,532

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,412,563)				12,435,467

GOVERNMENT RELATED OBLIGATIONS—6.9%
U.S. Government Agencies—5.6%
Federal Farm Credit Bank
1.375%	06/25/2013		1,250,000	1,273,501
Federal Home Loan Bank
5.375%	08/19/2011	‡‡	3,000,000	3,021,111
2.250%	04/13/2012	‡‡	1,500,000	1,523,107
Federal Home Loan Mortgage Corp.
1.000%	07/30/2014	†	2,000,000	1,999,094
Federal National Mortgage Association
1.125%	06/27/2014	†	2,000,000	2,012,578
1.000%	11/23/2011	‡‡	1,500,000	1,505,589
National Credit Union Administration Guaranteed Notes
1.400%	06/12/2015		180,000	180,254
0.206%	06/12/2013	#‡	570,000	570,003

				12,085,237

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.2%
Western Corporate Federal Credit Union
1.750%	11/02/2012		350,000	355,625

Non-U.S. Government Agencies—0.3%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	248,750

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	$500,000	$491,638

				740,388

Sovereign Debt—0.3%
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		220,000	270,050
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		450,000	450,999

				721,049

U.S. Municipal Bonds—0.5%
Citizens Property Insurance Corp. Revenue Bonds,
Series 2007-A (Florida)
5.000%	03/01/2013		150,000	157,351
State of Louisiana General Obligation Bonds,
Series 2011-B (Louisiana)
0.933%	07/15/2014	#	670,000	671,313
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	180,000	183,100

				1,011,764

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $14,829,109)				14,914,063

ASSET-BACKED SECURITIES—2.8%
Automobile—2.0%
CarMax Auto Owner Trust Series 2011-1, Class A2
0.720%	11/15/2013		2,000,000	2,001,926
Hyundai Capital Auto Funding Ltd. (Cayman Islands)
Series 2010-8A, Class A
1.186%	09/20/2016	#^	950,000	943,785
World Omni Auto Receivables Trust Series 2011-A, Class A2
0.640%	11/15/2013		1,500,000	1,501,096

				4,446,807

Credit Card—0.2%
Penarth Master Issuer plc (United Kingdom)
Series 2011-1A, Class A1
0.850%	05/18/2015	#^	380,000	379,785

Student Loan—0.6%
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A
0.540%	12/07/2020	#	1,302,694	1,306,316

TOTAL ASSET-BACKED SECURITIES
(Cost $6,128,370)				6,132,908

			Shares	Value
WARRANTS—0.1%
Food Products—0.0%
Kulim Malaysia BHD (Malaysia), Expires 02/27/2016, Strike MYR 3.85		*	60,350	18,388

		Shares	Value
Metals & Mining—0.1%
Sandstorm Gold Ltd. (Canada), Expires 10/19/2015, Strike CAD 1.00	*,Ω	189,250	$107,924

TOTAL WARRANTS
(Cost $—)			126,312

MONEY MARKET FUNDS—13.0%
Institutional Money Market Funds—13.0%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	4,500,000	4,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	µ	3,157,510	3,157,510
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	2,214,053	2,214,053
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	4,500,000	$4,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	4,500,000	4,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	4,500,000	4,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	4,500,000	4,500,000

TOTAL MONEY MARKET FUNDS
(Cost $27,871,563)			27,871,563

TOTAL INVESTMENTS—110.7%
(Cost $223,440,104)			238,040,082
Other assets less liabilities—(10.7%)			(22,969,111)

NET ASSETS—100.0%			$215,070,971

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Discovery Fund

Notes to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound Sterling
MTN	Medium Term Note
MYR	Malaysian Ringgit
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery
#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $14,122,401, which represents 6.6% of Net Assets.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.
Ω	The aggregate value of restricted securities (excluding 144A issues) at period end amounted to $1,227,656 , which represents 0.60% of Net Assets.

Additional Information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Sandstorm Gold Ltd.	10/6/2010- 12/06/2010	$652,241
Sandstorm Gold Ltd. (Warrant)	10/19/2010	$—

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—97.0%
Australia—4.6%
AMP Ltd.		720,460	$3,788,832
Asciano Ltd.		1,468,452	2,596,199
Coca-Cola Amatil Ltd.	†	31,829	390,539
Cochlear Ltd.	†	29,000	2,244,530
Commonwealth Bank of Australia		38,800	2,185,224
CSL Ltd.		112,300	3,991,818
Foster’s Group Ltd.		567,253	3,139,679
Iluka Resources Ltd.	†	322,900	5,841,007
Lend Lease Group		211,400	2,041,567
National Australia Bank Ltd.		86,100	2,380,444
QBE Insurance Group Ltd.		672,414	12,480,023
Telstra Corp. Ltd.		3,418,815	10,623,583
Treasury Wine Estates Ltd.	*†	189,083	689,523
Wesfarmers Ltd.	†	34,848	1,194,305
Woodside Petroleum Ltd.		101,701	4,486,746

			58,074,019

Belgium—1.1%
Anheuser-Busch InBev NV		129,460	7,513,524
Colruyt SA		80,000	4,004,848
Tessenderlo Chemie NV		50,800	2,190,411

			13,708,783

Brazil—1.8%
CCR SA		78,300	2,331,967
Cia de Bebidas das Americas ADR		64,300	2,168,839
Cia Siderurgica Nacional SA ADR		95,000	1,183,700
CPFL Energia SA ADR		19,800	1,720,620
Itausa—Investimentos Itau SA	*	3,616	27,456
Itausa—Investimentos Itau SA		383,944	2,927,584
Petroleo Brasileiro SA ADR		62,135	2,103,891
Petroleo Brasileiro SA ADR		133,800	4,104,984
Redecard SA		185,400	2,779,842
Vale SA ADR		111,500	3,229,040

			22,577,923

Canada—4.4%
AuRico Gold, Inc.	*	230,500	2,533,361
BCE, Inc.		198,200	7,772,227
Canadian National Railway Co.		15,581	1,244,922
Canadian Oil Sands Ltd.		68,900	1,988,166
Canadian Pacific Railway Ltd.		95,558	5,955,174
Centerra Gold, Inc.		69,000	1,144,694
Dundee Corp., Class A	*	97,700	2,567,987
Endeavour Silver Corp.	*	225,600	1,899,395
Extendicare Real Estate Investment Trust REIT		171,500	1,852,901
First Quantum Minerals Ltd.		18,100	2,639,040
Husky Energy, Inc.		77,600	2,116,108
Magna International, Inc.		50,000	2,703,613
Metro, Inc., Class A		32,500	1,617,165
Neo Material Technologies, Inc.	*	367,600	3,537,071
Pinetree Capital Ltd.	*	457,000	1,075,629
Research In Motion Ltd.	*	17,100	494,321
Rogers Communications, Inc., Class B		69,000	2,732,241
Sherritt International Corp.		136,000	865,820

		Shares	Value

Suncor Energy, Inc.		151,300	$5,929,950
Trinidad Drilling Ltd.		208,600	1,812,502
Wajax Corp.		58,900	2,220,544
West Fraser Timber Co. Ltd.		22,400	1,220,974

			55,923,805

Chile—0.2%
Enersis SA ADR		119,900	2,769,690

China—2.0%
Baidu, Inc. ADR	*	39,720	5,565,964
China Construction Bank Corp., H Shares	†	6,453,917	5,372,790
China Shenhua Energy Co. Ltd., H Shares		927,366	4,443,868
China Shipping Development Co. Ltd., H Shares		1,008,000	930,248
Ctrip.com International Ltd. ADR	*†	28,423	1,224,463
Hengan International Group Co. Ltd.		143,000	1,285,865
Industrial & Commercial Bank of China, H Shares		4,032,715	3,075,940
Sinopharm Group Co. Ltd., H Shares	†	241,900	815,298
Want Want China Holdings Ltd.	†	2,293,000	2,229,355

			24,943,791

Denmark—0.6%
Novo Nordisk A/S, Class B		44,000	5,512,291
Topdanmark A/S	*	13,600	2,539,546

			8,051,837

Finland—0.3%
Kesko Oyj, Class B	†	42,600	1,981,216
Kone Oyj, Class B		36,000	2,261,643

			4,242,859

France—10.3%
Alcatel-Lucent	*	465,600	2,686,811
AXA SA		106,900	2,426,648
BNP Paribas SA		74,680	5,758,499
Carrefour SA	*†	232,097	9,541,402
Cie de Saint-Gobain		134,344	8,707,914
Cie Generale des Etablissements Michelin, Class B	†	23,800	2,330,967
Cie Generale d’Optique Essilor International SA		62,000	5,030,605
Danone SA		83,224	6,212,934
France Telecom SA		537,188	11,422,495
L’Oreal SA		37,000	4,801,640
LVMH Moet Hennessy Louis Vuitton SA	†	5,670	1,018,883
Pernod-Ricard SA	†	51,706	5,099,558
PPR		1,311	233,496
Publicis Groupe SA	†	30,205	1,686,166
Sanofi		250,640	20,161,648
Schneider Electric SA		24,976	4,170,289
Societe BIC SA		14,183	1,370,130
Societe Generale SA	†	88,431	5,237,419
Total SA		253,269	14,642,364

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
Unibail-Rodamco SE (Paris Exchange) REIT		18,980	$4,385,343
Valeo SA	†	35,900	2,455,834
Vallourec SA		20,000	2,438,316
Vinci SA		49,636	3,185,515
Vivendi SA		81,700	2,277,221
Zodiac Aerospace		29,692	2,585,225

			129,867,322

Germany—5.9%
Adidas AG		63,500	5,034,388
BASF SE		104,252	10,218,927
Bayer AG		80,322	6,451,190
Beiersdorf AG		33,702	2,189,672
Brenntag AG	†	16,561	1,926,190
Daimler AG (Registered)		157,049	11,843,306
Infineon Technologies AG		208,100	2,338,285
Lanxess AG		20,563	1,686,755
Linde AG		41,887	7,348,923
RWE AG		171,029	9,501,862
SAP AG		85,000	5,153,408
Siemens AG (Registered)		62,024	8,523,394
Volkswagen AG	†	14,500	2,667,287

			74,883,587

Greece—0.3%
Hellenic Petroleum SA		238,538	2,251,494
Motor Oil Hellas Corinth Refineries SA		63,400	779,814
Public Power Corp. SA		41,125	589,645

			3,620,953

Hong Kong—5.8%
AIA Group Ltd.	*	1,460,000	5,082,300
Bank of East Asia Ltd.		112,000	461,103
Beijing Enterprises Holdings Ltd.	†	601,399	3,143,005
BOC Hong Kong Holdings Ltd.		522,954	1,523,346
Cheung Kong Holdings Ltd.		194,300	2,853,303
China Merchants Holdings
International Co. Ltd.		276,000	1,070,973
China Mobile Ltd.		759,734	7,072,960
China Resources Land Ltd.		492,000	893,065
China Resources Power
Holdings Co. Ltd.		1,066,000	2,084,284
CLP Holdings Ltd.		480,000	4,258,120
CNOOC Ltd.	†	2,511,000	5,914,362
Esprit Holdings Ltd.		955,027	2,983,986
Galaxy Entertainment Group Ltd.	*†	419,642	902,686
Hang Seng Bank Ltd.	†	106,425	1,702,414
Henderson Land Development Co. Ltd.	†	311,899	2,016,909
Hong Kong & China Gas Co. Ltd.	†	894,300	2,034,448
Hong Kong Exchanges and Clearing Ltd.	†	107,400	2,261,508
Hongkong Land Holdings Ltd.		442,770	3,157,447
Huabao International Holdings Ltd.		1,689,707	1,539,412
Hutchison Whampoa Ltd.		198,000	2,145,320

		Shares	Value

Jardine Matheson Holdings Ltd.		40,000	$2,297,008
MGM China Holdings Ltd.	*	147,600	271,616
NWS Holdings Ltd.	†	807,596	1,082,626
Sino Land Co. Ltd.		1,455,300	2,340,582
SJM Holdings Ltd.		1,066,000	2,535,886
SmarTone Telecommunications Holding Ltd.		1,744,000	2,598,514
Sun Hung Kai Properties Ltd.		200,900	2,936,671
Wheelock & Co. Ltd.		1,543,000	6,206,522

			73,370,376

India—0.4%
Axis Bank Ltd., Reg S GDR	†	113,810	3,312,144
Tata Motors Ltd. ADR		79,400	1,787,294

			5,099,438

Indonesia—0.4%
Astra International Tbk PT		210,000	1,561,028
Perusahaan Gas Negara PT		5,990,500	2,817,528

			4,378,556

Ireland—0.8%
Accenture plc, Class A		28,575	1,726,501
Shire plc		74,059	2,315,578
WPP plc		474,467	5,944,054

			9,986,133

Israel—0.5%
Bank Hapoalim BM	*	453,246	2,265,572
Delek Group Ltd.		9,151	2,056,811
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		60,355	2,099,458

			6,421,841

Italy—3.1%
Banca Generali SpA	†	81,223	1,126,453
DiaSorin SpA	†	53,434	2,564,536
Enel SpA		632,118	4,130,371
ENI SpA		404,346	9,582,582
Fiat Industrial SpA	*	175,349	2,264,740
Intesa Sanpaolo SpA		4,044,929	10,770,750
Saipem SpA		129,944	6,710,353
Sorin SpA	*	505,648	1,433,516

			38,583,301

Japan—17.5%
Aeon Mall Co. Ltd.		116,500	2,822,187
AOC Holdings, Inc.		216,900	1,555,285
Bridgestone Corp.		88,500	2,039,086
Canon, Inc.	†	381,500	18,146,555
Chugai Pharmaceutical Co. Ltd.	†	167,200	2,741,691
Daikin Industries Ltd.		98,000	3,473,743
Daito Trust Construction Co. Ltd.		50,200	4,261,975
Denso Corp.		103,000	3,830,823
FANUC Corp.		32,500	5,434,749
Geo Corp.		1,145	1,425,398
Hirose Electric Co. Ltd.	†	23,100	2,367,959
Hitachi Capital Corp.		93,300	1,265,451
Hitachi Ltd.		429,000	2,546,116
Honda Motor Co. Ltd.		241,500	9,304,254
HOYA Corp.		164,900	3,650,645

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
INPEX Corp.		455	$3,363,899
ITOCHU Corp.		284,000	2,953,843
Japan Tobacco, Inc.		804	3,103,498
JX Holdings, Inc.		257,000	1,728,593
Kao Corp.		400,400	10,528,194
KDDI Corp.		769	5,532,907
Keyence Corp.		14,720	4,179,460
Komatsu Ltd.		126,600	3,952,850
Marubeni Corp.		163,000	1,083,267
Mitsubishi Corp.		150,600	3,761,666
Mitsubishi Estate Co. Ltd.		208,000	3,650,391
Mitsui & Co. Ltd.		576,700	9,971,215
Mizuho Financial Group, Inc.		608,722	1,000,513
Nintendo Co. Ltd.		12,900	2,422,469
Nippon Shokubai Co. Ltd.		105,000	1,281,082
Nippon Telegraph & Telephone Corp.		108,286	5,222,831
Nitto Denko Corp.		29,500	1,498,928
Okinawa Electric Power Co., Inc. (The)		24,400	1,107,080
Promise Co. Ltd.	*†	344,000	2,928,955
Seven & I Holdings Co. Ltd.		505,400	13,592,215
Shimamura Co. Ltd.		27,000	2,573,862
Shin-Etsu Chemical Co. Ltd.		106,500	5,708,588
Ship Healthcare Holdings, Inc.		79,100	1,461,134
Siix Corp.		222,900	3,413,250
Softbank Corp.		109,500	4,147,017
Sumitomo Corp.		535,700	7,287,802
Sumitomo Mitsui Financial Group, Inc.		101,291	3,123,277
Sumitomo Osaka Cement Co. Ltd.	†	979,000	2,749,598
Takeda Pharmaceutical Co. Ltd.		284,900	13,167,201
Tokio Marine Holdings, Inc.		477,000	13,353,325
Toyota Motor Corp.		269,200	11,085,437
Unipres Corp.	†	137,300	3,561,977
Yorozu Corp.	†	61,000	1,344,964

			220,707,205

Kazakhstan—0.1%
KazMunaiGas Exploration Production GDR		71,776	1,431,970

Korea, Republic of—2.5%
GS Holdings		28,600	2,103,082
Hyundai Motor Co.		32,500	7,245,344
KB Financial Group, Inc.		36,663	1,742,888
Kia Motors Corp.		126,300	8,591,950
KT&G Corp.		30,899	1,924,095
NHN Corp.	*	8,090	1,434,251
Samsung Electronics Co., Ltd.		2,972	2,309,926
SK C&C Co. Ltd.		12,900	1,577,158
SK Holdings Co. Ltd.		14,500	2,527,660
Woori Finance Holdings Co. Ltd.		168,700	2,215,494

			31,671,848

Macau—1.2%
Sands China Ltd.	*	3,605,396	9,772,600
Wynn Macau Ltd.		1,586,557	5,195,599

			14,968,199

		Shares	Value

Malaysia—0.1%
Maxis Bhd		838,700	$1,522,968

Mexico—0.3%
Fresnillo plc		79,800	1,797,623
Grupo Mexico SAB de CV		664,500	2,194,096

			3,991,719

Netherlands—3.0%
Akzo Nobel NV		56,537	3,572,051
ING Groep NV CVA	*	181,800	2,240,414
Koninklijke Ahold NV		708,650	9,527,997
Reed Elsevier NV		534,806	7,184,445
Royal Dutch Shell plc, Class A	†	300,410	10,667,159
Royal Dutch Shell plc, Class B		64,400	2,298,175
Unilever NV CVA		87,451	2,870,199

			38,360,440

Norway—0.3%
Cermaq ASA	*	113,700	1,819,888
Statoil ASA	†	87,200	2,207,556

			4,027,444

Peru—0.2%
Credicorp Ltd.		20,956	1,804,312

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR		37,900	2,048,116

Portugal—0.3%
Jeronimo Martins SGPS SA		185,100	3,554,971

Russia—0.5%
Gazprom OAO ADR	*	273,034	3,980,106
Lukoil OAO ADR		25,200	1,606,500

			5,586,606

Singapore—2.3%
Biosensors International Group Ltd.	*	3,575,800	3,764,069
City Developments Ltd.		60,049	509,869
DBS Group Holdings Ltd.		402,129	4,810,378
Genting Singapore plc	*	875,658	1,380,589
Singapore Telecommunications Ltd.		2,296,000	5,918,024
United Overseas Bank Ltd.		654,236	10,503,857
Wilmar International Ltd.		528,000	2,335,878

			29,222,664

South Africa—0.4%
African Bank Investments Ltd.		247,735	1,261,651
Sasol Ltd.		33,901	1,788,423
Tiger Brands Ltd.		73,437	2,148,155

			5,198,229

Spain—3.3%
Banco Santander SA		410,929	4,733,961
Construcciones y Auxiliar de Ferrocarriles SA		4,061	2,384,916
Gas Natural SDG SA		119,600	2,505,047
Iberdrola SA	*	1,260,009	11,210,045
Inditex SA		70,552	6,428,262
Mapfre SA	†	775,000	2,875,424
Telefonica SA		470,071	11,480,895

			41,618,550

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
Sweden—1.8%
Hennes & Mauritz AB, Class B	†	116,000	$4,004,591
Investor AB, Class B		251,836	5,775,391
NCC AB, Class B		58,888	1,339,714
Nordea Bank AB		306,600	3,292,886
Sandvik AB		97,258	1,703,897
Skandinaviska Enskilda Banken AB, Class A		343,187	2,806,058
Skanska AB, Class B		62,985	1,129,066
Swedbank AB, Class A		131,800	2,216,340

			22,267,943

Switzerland—5.9%
ABB Ltd. (Registered)	*	237,596	6,173,292
Adecco SA (Registered)	*	64,063	4,111,905
Clariant AG	*	100,200	1,916,966
Compagnie Financiere Richemont SA (A Bearer Shares)		10,840	710,378
Givaudan SA (Registered)	*	792	837,830
Meyer Burger Technology AG	*†	49,900	2,196,558
Nestle SA (Registered)		206,867	12,873,032
Novartis AG (Registered)		335,145	20,540,072
Rieter Holding AG	*	5,300	1,381,338
SGS SA (Registered)		2,500	4,748,843
Swatch Group AG (The) (Bearer)		14,262	7,198,143
UBS AG (Registered)	*	118,900	2,169,874
Xstrata plc		138,500	3,050,515
Zurich Financial Services AG (Registered)	*	24,772	6,268,299

			74,177,045

Taiwan—0.6%
Chunghwa Telecom Co. Ltd.		623,290	2,144,816
MediaTek, Inc.		80,187	873,414
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		129,180	1,628,960
Taiwan Semiconductor
Manufacturing Co. Ltd.		1,289,000	3,248,615

			7,895,805

Thailand—0.3%
Kasikornbank PCL		368,900	1,482,965
PTT PCL	‡	234,800	2,569,031

			4,051,996

Turkey—0.3%
Tupras Turkiye Petrol
Rafinerileri AS		60,747	1,491,928
Turkiye Garanti Bankasi AS		432,637	1,963,222

			3,455,150

United Kingdom—12.6%
Anglo American plc		117,754	5,839,885
AstraZeneca plc (London Exchange)		138,099	6,902,362
BG Group plc		256,954	5,834,376
BHP Billiton plc		83,800	3,292,818
BP plc		2,305,470	16,975,155
BT Group plc		860,980	2,791,643

		Shares	Value

Cairn Energy plc	*	615,660	$4,105,789
Centrica plc		849,000	4,408,412
Debenhams plc		3,463,663	3,833,262
Drax Group plc		156,000	1,260,287
Enterprise Inns plc	*	1,017,399	1,045,714
GlaxoSmithKline plc		596,340	12,782,100
Hochschild Mining plc		252,700	1,862,499
HSBC Holdings plc (London Exchange)		412,000	4,084,869
Imperial Tobacco Group plc		80,639	2,684,672
Intermediate Capital Group plc		1,106,732	5,734,128
Johnson Matthey plc		17,137	541,169
Kingfisher plc		470,553	2,021,301
Legal & General Group plc		1,180,963	2,237,235
Old Mutual plc		996,100	2,132,281
Prudential plc		17,676	204,101
Reckitt Benckiser Group plc		85,300	4,711,295
Rio Tinto plc		46,852	3,382,983
SABMiller plc		61,340	2,238,941
Smith & Nephew plc		394,900	4,232,012
Standard Chartered plc (London Exchange)		217,475	5,712,560
Tate & Lyle plc		76,975	761,324
Tesco plc		2,311,679	14,935,708
Unilever plc		404,962	13,066,516
Vodafone Group plc		5,844,143	15,496,576
Wm Morrison Supermarkets plc		850,000	4,065,518

			159,177,491

United States—0.8%
Boart Longyear Ltd.		1,773,959	7,630,487
Synthes, Inc.	^	12,800	2,254,215

			9,884,702

TOTAL COMMON STOCKS
(Cost $1,084,057,817)			1,223,129,587

MONEY MARKET FUNDS—8.2%
Institutional Money Market Funds—8.2%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	11,000,000	11,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	µ	33,460,024	33,460,024
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	14,780,867	14,780,867

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint International Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	11,000,000	$11,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	11,000,000	11,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	11,000,000	11,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	11,000,000	11,000,000

TOTAL MONEY MARKET FUNDS
(Cost $103,240,891)			103,240,891

TOTAL INVESTMENTS—105.2%
(Cost $1,187,298,708)			1,326,370,478
Other assets less liabilities—(5.2%)			(65,073,390)

NET ASSETS—100.0%			$1,261,297,088

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $2,254,215, which represents 0.2% of Net Assets.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.7%
Commercial Banks	7.8%
Pharmaceuticals	7.2%
Food & Staples Retailing	5.2%
Diversified Telecommunication Services	4.6%
Insurance	4.2%
Automobiles	4.1%
Food Products	3.5%
Chemicals	3.3%
Wireless Telecommunication Services	3.3%
Metals & Mining	3.2%
Real Estate Management & Development	2.7%
Trading Companies & Distributors	2.3%
Machinery	2.0%
Electric Utilities	2.0%
Hotels, Restaurants & Leisure	1.8%
Beverages	1.7%
Industrial Conglomerates	1.7%
Health Care Equipment & Supplies	1.7%
Specialty Retail	1.5%
Personal Products	1.5%
Office Electronics	1.4%
Media	1.4%
Auto Components	1.4%
Electronic Equipment, Instruments & Components	1.3%
Textiles, Apparel & Luxury Goods	1.1%
Multi-Utilities	1.1%
Construction & Engineering	1.1%
Building Products	1.0%
Capital Markets	1.0%
Diversified Financial Services	0.9%
Electrical Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Road & Rail	0.8%
Professional Services	0.7%
Energy Equipment & Services	0.7%
Software	0.6%
Gas Utilities	0.6%
Internet Software & Services	0.6%
Tobacco	0.6%
IT Services	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Household Products	0.4%
Independent Power Producers & Energy Traders	0.3%
Consumer Finance	0.3%
Biotechnology	0.3%
Transportation Infrastructure	0.3%
Multiline Retail	0.3%
Communications Equipment	0.3%
Aerospace & Defense	0.2%
Health Care Providers & Services	0.2%
Construction Materials	0.2%
Marine	0.1%
Commercial Services & Supplies	0.1%
Paper & Forest Products	0.1%

TOTAL COMMON STOCKS	97.0%

MONEY MARKET FUNDS
Institutional Money Market Funds	8.2%

TOTAL INVESTMENTS	105.2%
Other assets less liabilities	(5.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund	Shares	Value

COMMON STOCKS—2.6%
Capital Markets—0.2%
Affiliated Managers Group, Inc. *	4,800	$486,960
Franklin Resources, Inc.	10,800	1,417,932

		1,904,892

Energy Equipment & Services—0.1%
Schlumberger Ltd.	11,000	950,400

Food Products—0.2%
Nestle SA (Registered) (Switzerland)	21,700	1,350,359

Health Care Equipment & Supplies—0.1%
St. Jude Medical, Inc.	11,000	524,480

Household Products—0.0%
Unicharm Corp. (Japan)	7,712	336,936

Industrial Conglomerates—0.2%
Siemens AG (Registered) (Germany)	10,000	1,374,209

Pharmaceuticals—0.4%
Novo Nordisk A/S, Class B (Denmark)	17,000	2,129,749
Sawai Pharmaceutical Co. Ltd. (Japan)	6,600	695,388
Shire plc (Ireland)	30,000	938,000

		3,763,137

Semiconductors & Semiconductor Equipment—0.6%
ARM Holdings plc (United Kingdom)	565,000	5,313,038

Software—0.4%
Autonomy Corp. plc (United Kingdom) *	50,000	1,369,601
Microsoft Corp.	55,000	1,430,000
SAP AG (Germany)	20,400	1,236,818

		4,036,419

Textiles, Apparel & Luxury Goods—0.4%
Swatch Group AG (The) (Registered) (Switzerland)	41,500	3,731,272

TOTAL COMMON STOCKS
(Cost $17,234,270)		23,285,142

CONVERTIBLE PREFERRED STOCKS—1.5%
Communications Equipment—0.4%
Lucent Technologies Capital Trust I 7.750%	3,750	3,689,063

Electric Utilities—0.2%
NextEra Energy, Inc. 7.000%	35,000	1,811,250

Food Products—0.1%
Bunge Ltd., Perpetual (Bermuda) 4.875%	11,195	1,123,418

Insurance—0.1%
MetLife, Inc. 5.000%	10,000	824,300

			Shares	Value

Oil, Gas & Consumable Fuels—0.5%
Apache Corp., Series D 6.000%			43,400	$2,860,928
Chesapeake Energy Corp., Perpetual 5.750%		^	1,400	1,767,500

				4,628,428

Wireless Telecommunication Services—0.2%
Crown Castle International Corp. 6.250%			26,700	1,561,950

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,307,892)				13,638,409

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—35.5%
Auto Components—0.1%
Johnson Controls, Inc.
0.683%	02/04/2014	#§	$770,000	773,198

Beverages—1.6%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015	BRL	2,600,000	1,770,096
3.000%	10/15/2012	§	910,000	934,665
2.500%	03/26/2013		1,240,000	1,271,226
0.977%	03/26/2013	#§	1,900,000	1,918,479
Coca-Cola Co. (The)
0.311%	05/15/2012	#§	2,130,000	2,132,488
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013	§	1,220,000	1,219,549
Diageo Capital plc (United Kingdom)
5.125%	01/30/2012	§	2,700,000	2,773,105
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011	§	2,815,000	2,831,600

				14,851,208

Biotechnology—0.3%
Amgen, Inc.
2.300%	06/15/2016		750,000	744,382
Genzyme Corp.
3.625%	06/15/2015		730,000	773,513
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,535,775

				3,053,670

Capital Markets—1.5%
Bank of New York Mellon Corp. (The) MTN
0.553%	01/31/2014	#§	2,750,000	2,760,659
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		2,000,000	2,135,798
Goldman Sachs Group, Inc. (The)
1.268%	02/07/2014	#§	3,088,000	3,064,713
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		650,000	684,448
Morgan Stanley
1.253%	04/29/2013	#§	3,300,000	3,295,779
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	805,368
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	1,000,000	1,090,264

				13,837,029

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Chemicals—0.8%
Airgas, Inc.
2.850%	10/01/2013	§	$1,270,000	$1,302,739
Dow Chemical Co. (The)
4.850%	08/15/2012		3,100,000	3,238,694
2.518%	08/08/2011	#	1,700,000	1,703,977
Ferro Corp.
7.875%	08/15/2018		650,000	677,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%	02/01/2018		250,000	261,250

				7,184,285

Commercial Banks—4.2%
Banco Bradesco SA (Brazil)
2.361%	05/16/2014	#^	1,000,000	1,013,369
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	1,640,000	1,631,800
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^	1,200,000	1,257,000
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^	1,320,000	1,303,500
BanColombia SA (Colombia)
4.250%	01/12/2016	^	1,000,000	1,010,000
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		2,000,000	2,048,158
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		925,000	960,575
1.323%	01/13/2014	#§	2,510,000	2,519,380
BB&T Corp.
0.973%	04/28/2014	#	850,000	851,903
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	417,199
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	795,222
CIT Group, Inc.
5.250%	04/01/2014	^	350,000	350,000
Credit Suisse (Switzerland)
1.241%	01/14/2014	#§	4,440,000	4,461,063
ICICI Bank Ltd. (India)
5.500%	03/25/2015	^	450,000	472,957
KeyCorp MTN
3.750%	08/13/2015		630,000	651,004
Royal Bank of Canada (Canada)
1.125%	01/15/2014		2,330,000	2,354,763
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014	§	2,860,000	2,901,110
Societe Generale SA (France)
1.570%	12/13/2013	#^	1,000,000	1,007,222
SunTrust Bank GA, Bank Note
0.369%	05/21/2012	#	1,250,000	1,248,158
Union Bank NA
1.202%	06/06/2014	#	1,360,000	1,360,015
Union Bank NA, Bank Note
2.125%	12/16/2013		1,560,000	1,569,454
US Bancorp
4.200%	05/15/2014		800,000	862,210
2.000%	06/14/2013	§	1,500,000	1,533,105
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,005,067
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,390,000	1,486,830

Coupon Rate	Maturity Date		Face	Value

Wachovia Corp. MTN
0.463%	08/01/2013	#§	$2,250,000	$2,239,970
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		700,000	713,600

				38,024,634

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013	§	815,000	817,037

Communications Equipment—1.0%
Cisco Systems, Inc.
1.625%	03/14/2014		4,400,000	4,445,866
0.499%	03/14/2014	#§	4,500,000	4,516,236

				8,962,102

Computers & Peripherals—0.3%
Hewlett-Packard Co.
4.250%	02/24/2012		1,929,000	1,975,761
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016	§	1,000,000	1,057,500

				3,033,261

Construction Materials—0.3%
CRH America, Inc.
6.950%	03/15/2012	§	1,400,000	1,454,683
5.625%	09/30/2011		792,000	800,736

				2,255,419

Consumer Finance—2.3%
Ally Financial, Inc.
4.500%	02/11/2014	§	1,000,000	1,002,500
American Express Credit Corp.
1.096%	06/24/2014	#	1,570,000	1,573,227
American Express Credit Corp. MTN
1.886%	06/19/2013	#§	1,400,000	1,430,733
Banque PSA Finance (France)
2.146%	04/04/2014	#^	1,360,000	1,358,553
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014		3,200,000	3,215,299
Ford Motor Credit Co. LLC
7.000%	10/01/2013	§	645,000	690,909
HSBC Finance Corp.
0.528%	01/15/2014	#	1,500,000	1,476,408
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	639,000
John Deere Capital Corp. MTN
1.600%	03/03/2014		2,720,000	2,752,300
0.473%	03/03/2014	#§	680,000	682,411
John Deere Capital Corp., Series D MTN
5.350%	01/17/2012	§	2,150,000	2,207,734
PACCAR Financial Corp. MTN
0.635%	04/05/2013	#§	3,350,000	3,370,472

				20,399,546

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	319,228

Diversified Financial Services—2.5%
Bank of America Corp.
0.750%	09/11/2012	#§	1,300,000	1,298,446
Bank of America Corp. MTN
4.900%	05/01/2013		650,000	685,053

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Citigroup, Inc.
6.000%	12/13/2013		$475,000	$516,753
5.300%	10/17/2012		475,000	498,668
2.262%	08/13/2013	#§	1,530,000	1,559,605
1.111%	02/15/2013	#§	1,210,000	1,205,853
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,111,426
Equifax, Inc.
4.450%	12/01/2014		160,000	171,602
ERAC USA Finance LLC
2.250%	01/10/2014	^	630,000	636,670
General Electric Capital Corp.
5.900%	05/13/2014		430,000	478,008
2.800%	01/08/2013		1,100,000	1,128,346
General Electric Capital Corp. MTN
1.875%	09/16/2013		1,400,000	1,416,741
General Electric Capital Corp., Series A MTN
6.000%	06/15/2012	§	2,700,000	2,839,563
3.750%	11/14/2014		750,000	794,509
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016	§	1,035,000	1,067,344
JPMorgan Chase & Co. MTN
1.074%	01/24/2014	#§	1,300,000	1,304,298
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,210,000	1,225,000
National Rural Utilities Cooperative Finance Corp., Series C MTN
0.352%	12/09/2011	#	2,590,000	2,590,627
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	^	530,000	590,950
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250%	09/01/2017		550,000	573,375
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016	§	1,090,000	1,152,675

				22,845,512

Diversified Telecommunication Services—1.7%
AT&T, Inc.
5.875%	08/15/2012	§	3,210,000	3,390,473
4.850%	02/15/2014		600,000	652,103
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		500,000	551,449
Cincinnati Bell, Inc.
8.250%	10/15/2017		500,000	505,000
Frontier Communications Corp.
6.250%	01/15/2013		820,000	859,975
PAETEC Holding Corp.
8.875%	06/30/2017		500,000	527,500
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	^	1,170,000	1,300,162
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	294,100
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		1,260,000	1,273,594
Verizon Communications, Inc.
0.856%	03/28/2014	#§	4,800,000	4,848,854
Windstream Corp.
8.125%	08/01/2013		765,000	833,850

				15,037,060

Coupon Rate	Maturity Date			Face	Value

Electric Utilities—2.5%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL$	2,100,000	$1,463,195
Columbus Southern Power Co.
0.645%	03/16/2012	#§		1,490,000	1,493,715
Columbus Southern Power Co., Series C
5.500%	03/01/2013			750,000	802,350
Commonwealth Edison Co., Series 105
5.400%	12/15/2011	§		4,447,000	4,543,709
Consolidated Edison Co. of New York, Inc., Series 2002-B
4.875%	02/01/2013	§		1,000,000	1,060,670
Consumers Energy Co., Series D
5.375%	04/15/2013			575,000	617,868
Dominion Resources, Inc.
5.700%	09/17/2012	§		700,000	740,172
Duke Energy Carolinas LLC
6.250%	01/15/2012	§		2,625,000	2,704,446
Georgia Power Co.
1.300%	09/15/2013			1,260,000	1,268,991
0.567%	03/15/2013	#§		1,700,000	1,704,794
0.548%	01/15/2013	#§		1,000,000	1,001,881
NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011			1,583,000	1,594,999
2.600%	09/01/2015			2,000,000	1,992,780
Northern States Power Co., Series B
8.000%	08/28/2012			1,039,000	1,124,413
Southern Co., Series A
5.300%	01/15/2012	§		350,000	358,829

					22,472,812

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.
2.500%	07/15/2013			520,000	529,716
Koninklijke Philips Electronics NV (Netherlands)
4.625%	03/11/2013	§		1,000,000	1,055,594
Sanmina-SCI Corp.
8.125%	03/01/2016			300,000	313,125
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	§		1,620,000	1,650,376

					3,548,811

Energy Equipment & Services—0.1%
Cameron International Corp.
1.183%	06/02/2014	#		1,010,000	1,014,929

Food & Staples Retailing—0.7%
Costco Wholesale Corp.
5.300%	03/15/2012	§		2,000,000	2,071,496
Kroger Co. (The)
6.200%	06/15/2012			1,500,000	1,576,003
Safeway, Inc.
5.800%	08/15/2012	§		1,786,000	1,879,592
SUPERVALU, Inc.
7.500%	11/15/2014			750,000	753,750

					6,280,841

Food Products—1.2%
Archer-Daniels-Midland Co.
0.422%	08/13/2012	#		2,470,000	2,475,345
Corn Products International, Inc.
3.200%	11/01/2015			350,000	357,324

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
General Mills, Inc.
6.000%	02/15/2012	§	$2,500,000	$2,585,215
5.250%	08/15/2013		1,500,000	1,630,596
Kraft Foods, Inc.
6.250%	06/01/2012	§	425,000	446,306
5.250%	10/01/2013		390,000	424,027
2.625%	05/08/2013		390,000	401,411
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,510,000	2,609,647

				10,929,871

Gas Utilities—0.2%
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011		1,800,000	1,832,695

Health Care Equipment & Supplies—0.2%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		1,250,000	1,271,948
Stryker Corp.
3.000%	01/15/2015		790,000	822,456

				2,094,404

Health Care Providers & Services—0.4%
Express Scripts, Inc.
5.250%	06/15/2012		600,000	624,370
Omnicare, Inc.
6.875%	12/15/2015	§	1,475,000	1,517,406
Quest Diagnostics, Inc.
1.096%	03/24/2014	#§	890,000	898,262
Vanguard Health Holding Co. II LLC/Vanguard Holding Co II, Inc.
8.000%	02/01/2018		550,000	570,625

				3,610,663

Hotels, Restaurants & Leisure—0.1%
Isle of Capri Casinos, Inc.
7.000%	03/01/2014		500,000	498,125
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		750,000	776,905

				1,275,030

Household Durables—0.5%
Clorox Co.
5.000%	03/01/2013	§	1,000,000	1,058,808
Fortune Brands, Inc.
3.000%	06/01/2012	§	1,950,000	1,977,780
Kimberly-Clark Corp.
5.625%	02/15/2012	§	1,000,000	1,032,929

				4,069,517

Household Products—0.1%
Procter & Gamble International Funding SCA (Luxembourg)
1.350%	08/26/2011		520,000	520,781

Independent Power Producers & Energy Traders—0.3%
AES Corp. (The)
7.750%	03/01/2014		650,000	705,250
Calpine Corp.
7.250%	10/15/2017	^	750,000	765,000

Coupon Rate	Maturity Date		Face	Value

GenOn Energy, Inc.
7.875%	06/15/2017		$750,000	$757,500

				2,227,750

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	810,331
Siemens Financieringsmaatschappij NV MTN (Netherlands)
0.395%	03/16/2012	#	1,100,000	1,099,439

				1,909,770

Insurance—0.8%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	577,564
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		750,000	771,100
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	588,095
MetLife, Inc.
2.375%	02/06/2014	§	980,000	999,264
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	§	2,000,000	2,111,212
5.100%	12/14/2011	§	1,100,000	1,119,907
3.625%	09/17/2012		710,000	729,105
2.750%	01/14/2013		600,000	612,517

				7,508,764

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013	§	1,090,000	1,088,175

IT Services—0.5%
International Business Machines Corp.
2.100%	05/06/2013		630,000	646,349
1.000%	08/05/2013		1,250,000	1,254,240
0.313%	11/04/2011	#	1,400,000	1,400,909
0.277%	06/15/2012	#§	1,500,000	1,501,009

				4,802,507

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	745,380

Machinery—0.5%
Caterpillar, Inc.
0.425%	05/21/2013	#	1,200,000	1,202,036
Danaher Corp.
1.300%	06/23/2014		500,000	500,072
0.497%	06/21/2013	#	1,000,000	1,001,963
SPX Corp.
7.625%	12/15/2014	§	795,000	882,450
Terex Corp.
8.000%	11/15/2017		500,000	515,000

				4,101,521

Media—0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020		250,000	271,250
Charter Communications Operating LLC/Charter Communications Operating Capital
8.000%	04/30/2012	^	995,000	1,039,775
COX Communications, Inc.
5.450%	12/15/2014		500,000	557,707

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
CSC Holdings LLC
8.500%	04/15/2014		$275,000	$305,938
8.500%	06/15/2015	§	725,000	786,625
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,200,000	1,314,540
DISH DBS Corp.
6.375%	10/01/2011		790,000	798,887
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015		500,000	515,000
Time Warner, Inc.
3.150%	07/15/2015		500,000	517,575
Viacom, Inc.
4.375%	09/15/2014		500,000	537,412
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		375,000	389,836

				7,034,545

Metals & Mining—0.5%
BHP Billiton Finance USA Ltd. (Australia)
5.125%	03/29/2012		1,400,000	1,450,219
Mueller Water Products, Inc.
7.375%	06/01/2017		550,000	519,750
Steel Dynamics, Inc.
7.375%	11/01/2012	§	1,480,000	1,568,800
Vale Overseas Ltd. (Cayman Islands)
6.250%	01/23/2017		560,000	634,898
Vedanta Resources plc (United Kingdom)
6.750%	06/07/2016	^	550,000	550,660

				4,724,327

Multiline Retail—0.2%
Target Corp.
8.600%	01/15/2012	§	1,600,000	1,668,181

Multi-Utilities—0.2%
DTE Energy Co.
0.955%	06/03/2013	#	2,070,000	2,076,713

Oil, Gas & Consumable Fuels—2.4%
Alpha Natural Resources, Inc.
6.000%	06/01/2019		250,000	250,625
Chevron Corp.
3.950%	03/03/2014		1,000,000	1,078,322
3.450%	03/03/2012		900,000	919,003
ConocoPhillips
4.750%	02/01/2014		750,000	818,857
Husky Energy, Inc. (Canada)
6.250%	06/15/2012	§	1,670,000	1,756,314
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		900,000	939,637
5.850%	09/15/2012	§	980,000	1,032,939
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		1,300,000	1,368,250
Newfield Exploration Co.
6.625%	04/15/2016	§	1,000,000	1,037,500
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015		1,400,000	1,522,500
Plains Exploration & Production Co.
7.750%	06/15/2015	§	1,000,000	1,041,250
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
4.500%	09/30/2012	^	650,000	679,250

Coupon Rate	Maturity Date		Face	Value

Rockies Express Pipeline LLC
3.900%	04/15/2015	^	$770,000	$781,960
Shell International Finance BV (Netherlands)
1.875%	03/25/2013		710,000	725,583
Sonat, Inc.
7.625%	07/15/2011		850,000	852,847
Tesoro Corp.
6.625%	11/01/2015		390,000	400,725
Total Capital Canada Ltd. (Canada)
0.348%	05/13/2013	#	2,000,000	2,002,260
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	661,929
Valero Energy Corp.
6.875%	04/15/2012		1,200,000	1,255,122
XTO Energy, Inc.
7.500%	04/15/2012	§	2,190,000	2,307,526

				21,432,399

Personal Products—0.1%
Revlon Consumer Products Corp.
9.750%	11/15/2015	§	1,090,000	1,177,200

Pharmaceuticals—1.9%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012	§	1,000,000	1,058,385
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,700,000	1,828,756
Merck & Co., Inc.
4.375%	02/15/2013	§	1,816,000	1,923,847
Novartis Capital Corp.
4.125%	02/10/2014		600,000	647,014
1.900%	04/24/2013		980,000	1,003,306
Sanofi (France)
1.625%	03/28/2014	§	1,720,000	1,741,172
0.446%	03/28/2013	#§	3,410,000	3,418,736
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		580,000	583,602
0.747%	03/21/2014	#§	470,000	472,211
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012	§	1,846,000	1,863,788
0.647%	12/19/2011	#	2,000,000	2,003,718
Valeant Pharmaceuticals International
6.500%	07/15/2016	^§	820,000	814,875

				17,359,410

Real Estate Investment Trusts (REITs)—0.8%
China Resources Land Ltd. (Hong Kong)
4.625%	05/19/2016	^	1,300,000	1,287,823
HCP, Inc.
2.700%	02/01/2014		1,610,000	1,634,227
Health Care REIT, Inc.
6.000%	11/15/2013		930,000	1,009,189
Host Hotels & Resorts LP, Series Q
6.750%	06/01/2016	§	1,500,000	1,556,250
Simon Property Group LP
4.200%	02/01/2015		250,000	266,167
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,288,127

				7,041,783

Road & Rail—0.4%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011		2,153,000	2,188,072
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		970,000	980,649

				3,168,721

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Semiconductors & Semiconductor Equipment—0.4%
Texas Instruments, Inc.
0.875%	05/15/2013		$2,230,000	$2,235,615
0.439%	05/15/2013	#	1,000,000	1,003,361

				3,238,976

Software—0.5%
Microsoft Corp.
2.950%	06/01/2014		900,000	951,809
0.875%	09/27/2013	§	2,760,000	2,766,376
Oracle Corp.
3.750%	07/08/2014		750,000	804,626

				4,522,811

Specialty Retail—0.0%
Toys R Us, Inc.
7.375%	10/15/2018		200,000	195,250

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co.
8.875%	04/01/2016	§	1,000,000	1,042,500

Tobacco—0.3%
Philip Morris International, Inc.
4.875%	05/16/2013	§	2,500,000	2,683,030

Trading Companies & Distributors—0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016	§	1,450,000	1,500,750

Water Utilities—0.1%
Veolia Environnement SA (France)
5.250%	06/03/2013		910,000	976,111

Wireless Telecommunication Services—1.0%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		350,000	368,536
Buccaneer Merger Sub, Inc.
9.125%	01/15/2019	^	500,000	522,500
New Cingular Wireless Services, Inc.
8.125%	05/01/2012		455,000	482,506
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014		360,000	404,013
6.250%	06/15/2013	§	1,100,000	1,206,958
Sprint Capital Corp.
8.375%	03/15/2012		1,470,000	1,536,150
Vodafone Group plc (United Kingdom)
5.350%	02/27/2012	§	250,000	257,645
4.150%	06/10/2014		1,090,000	1,170,314
0.535%	02/27/2012	#	3,300,000	3,303,891

				9,252,513

TOTAL CORPORATE OBLIGATIONS
(Cost $315,951,830)				320,522,630

MORTGAGE-RELATED SECURITIES—3.8%
Commercial Mortgage-Backed Securities—0.4%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,355,187	1,349,007
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020	§	1,075,235	1,074,021

Coupon Rate	Maturity Date		Face	Value

National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		$1,260,000	$1,259,542

				3,682,570

U.S. Government Agency Mortgage-Backed Securities—3.0%
Federal Home Loan Mortgage Corp.
3.914%	12/01/2039	#	603,420	635,096
Federal Home Loan Mortgage Corp. REMICS, Series 2626, Class KA
3.000%	03/15/2030	§	418,938	420,522
Federal Home Loan Mortgage Corp. REMICS, Series 2929, Class AC
4.500%	12/15/2022		480,951	491,922
Federal National Mortgage Association
5.000%	01/01/2018		1,716,959	1,856,209
3.500%	05/01/2020- 12/01/2020		2,942,191	3,065,563
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019	§	826,530	861,316
Federal National Mortgage Association TBA
0.536%	03/15/2034	‡	6,600,000	6,602,063
Government National Mortgage Association, Series 2004-19, Class FC
0.486%	03/20/2034	#§	2,276,711	2,279,900
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.640%	10/07/2020	#§	1,856,356	1,859,846
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		606,206	612,928
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.560%	11/06/2017	#§	6,580,744	6,582,784
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.570%	03/06/2020	#	2,052,149	2,052,149

				27,320,298

U.S. Non-Agency Mortgage-Backed Securities—0.4%
Banc of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.805%	10/20/2032	#	694,464	685,264
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		271,132	283,210
GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A6
5.000%	11/25/2033	§	675,228	676,007
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.772%	03/25/2044	#§	949,112	864,917
Wells Fargo Mortgage Backed Securities Trust, Series 2004-6, Class A13
0.636%	06/25/2034	#§	471,965	466,576

				2,975,974

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $33,876,164)				33,978,842

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—24.5%
Aerospace & Defense—0.2%
Alliant Techsystems, Inc.
2.750%	09/15/2011		$600,000	$605,250
MTU Aero Engines Finance BV (Netherlands)
2.750%	02/01/2012	EUR	800,000	1,309,775

				1,915,025

Automobile—0.1%
Tata Motors Ltd. (India)
0.000%	07/12/2012		700,000	914,725

Beverages—0.1%
Molson Coors Brewing Co.
2.500%	07/30/2013		1,100,000	1,212,750

Biotechnology—1.3%
Amgen, Inc., Series B
0.375%	02/01/2013		5,350,000	5,396,813
Cubist Pharmaceuticals, Inc.
2.250%	06/15/2013		250,000	320,625
Gilead Sciences, Inc.
1.000%	05/01/2014	^	1,500,000	1,676,250
Gilead Sciences, Inc., Series D
1.625%	05/01/2016	^	2,475,000	2,880,281
Life Technologies Corp.
1.500%	02/15/2024		1,300,000	1,491,750

				11,765,719

Building Products—0.1%
Asahi Glass Co. Ltd. (Japan)
0.000%	11/14/2014	JPY	80,000,000	1,070,741

Capital Markets—1.1%
Affiliated Managers Group, Inc.
3.950%	08/15/2038		3,750,000	4,181,250
Billion Express Investments Ltd. (Virgin Islands, British)
0.750%	10/18/2015		2,900,000	3,398,800
Janus Capital Group, Inc.
3.250%	07/15/2014		900,000	978,750
ProLogis LP
3.250%	03/15/2015		1,500,000	1,723,125

				10,281,925

Communications Equipment—0.2%
Arris Group, Inc.
2.000%	11/15/2026		1,750,000	1,828,750

Computers & Peripherals—1.0%
EMC Corp.
1.750%	12/01/2013		2,600,000	4,569,500
SanDisk Corp.
1.500%	08/15/2017		1,900,000	2,018,750
1.000%	05/15/2013		2,850,000	2,768,062

				9,356,312

Containers & Packaging—0.2%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^	2,000,000	1,980,000

Diversified Consumer Services—0.3%
Stewart Enterprises, Inc.
3.125%	07/15/2014		2,250,000	2,300,625

Coupon Rate	Maturity Date		Face	Value

Diversified Financial Services—0.1%
Industrivarden AB (Sweden)
2.500%	02/27/2015	EUR	600,000	$1,053,696

Diversified Telecommunication Services—0.6%
Alaska Communications Systems Group, Inc.
6.250%	05/01/2018	^	1,800,000	1,795,500
5.750%	03/01/2013		1,150,000	1,197,438
Level 3 Communications, Inc.
3.500%	06/15/2012		2,000,000	2,005,000

				4,997,938

Electric Utilities—0.1%
Unisource Energy Corp.
4.500%	03/01/2035		550,000	594,687

Electrical Equipment—0.6%
EnerSys
3.375%	06/01/2038		1,000,000	1,126,250
General Cable Corp.
0.875%	11/15/2013		3,561,000	3,863,685
Nexans SA (France)
1.500%	01/01/2013	EUR	500,000	622,186

				5,612,121

Electronic Equipment, Instruments & Components—0.2%
TPK Holding Co. Ltd. (Cayman Islands)
0.000%	04/20/2014		1,600,000	1,718,000

Energy Equipment & Services—2.4%
Bristow Group, Inc.
3.000%	06/15/2038		2,500,000	2,612,500
Exterran Energy Corp.
4.750%	01/15/2014		2,500,000	2,462,500
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025		2,750,000	2,746,563
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026		2,750,000	2,619,375
SESI LLC
1.500%	12/15/2026		2,650,000	2,703,000
Subsea 7 SA (Luxembourg)
2.250%	10/11/2013		4,500,000	5,503,504
Technip SA (France)
0.500%	01/01/2016	EUR	23,000	3,151,161

				21,798,603

Food & Staples Retailing—0.3%
Pantry, Inc. (The)
3.000%	11/15/2012		2,500,000	2,493,750

Food Products—0.6%
Archer-Daniels-Midland Co.
0.875%	02/15/2014		4,808,000	5,096,480

Health Care Equipment & Supplies—1.4%
Beckman Coulter, Inc.
2.500%	12/15/2036		750,000	899,062
Hologic, Inc.
2.000%	12/15/2037		3,000,000	2,925,000
Integra LifeSciences Holdings Corp.
2.375%	06/01/2012	^	2,000,000	2,017,500
Kinetic Concepts, Inc.
3.250%	04/15/2015	^	2,750,000	3,523,438
Medtronic, Inc., Series B
1.625%	04/15/2013		3,650,000	3,750,375

				13,115,375

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Health Care Providers & Services—0.5%
LifePoint Hospitals, Inc.
3.500%	05/15/2014		$4,050,000	$4,353,750

Household Durables—0.5%
Lennar Corp.
2.000%	12/01/2020	^	2,750,000	2,774,063
Stanley Black & Decker, Inc.
0.000%	05/17/2012	#	1,180,000	1,362,428

				4,136,491

Household Products—0.3%
Unicharm Corp. (Japan)
0.000%	09/24/2013	JPY	70,000,000	931,681
0.000%	09/24/2015	JPY	130,000,000	1,767,204

				2,698,885

Internet & Catalog Retail—0.3%
priceline.com, Inc.
1.250%	03/15/2015	^	1,650,000	2,934,937

Internet Software & Services—0.4%
Equinix, Inc.
2.500%	04/15/2012		1,750,000	1,850,625
WebMD Health Corp.
2.250%	03/31/2016	^	1,500,000	1,443,750

				3,294,375

IT Services—0.3%
Alliance Data Systems Corp.
1.750%	08/01/2013		750,000	955,313
Euronet Worldwide, Inc.
3.500%	10/15/2025		1,500,000	1,513,125

				2,468,438

Life Sciences Tools & Services—0.4%
Charles River Laboratories International, Inc.
2.250%	06/15/2013		1,500,000	1,580,625
Illumina, Inc.
0.250%	03/15/2016	^	1,600,000	1,730,000

				3,310,625

Machinery—0.9%
AGCO Corp.
1.250%	12/15/2036		600,000	807,000
Danaher Corp.
0.000%	01/22/2021		1,500,000	2,315,625
Greenbrier Cos., Inc.
3.500%	04/01/2018	^	1,000,000	910,000
2.375%	05/15/2026		250,000	241,562
Meritor, Inc.
4.625%	03/01/2026		850,000	931,813
Trinity Industries, Inc.
3.875%	06/01/2036		3,000,000	3,146,250

				8,352,250

Media—1.2%
Central European Media Enterprises Ltd. (Bermuda)
5.000%	11/15/2015		1,600,000	1,424,000
3.500%	03/15/2013	^	900,000	850,500

Coupon Rate	Maturity Date		Face	Value

Interpublic Group of Cos., Inc. (The)
4.250%	03/15/2023		$1,750,000	$2,010,313
Liberty Media LLC
3.125%	03/30/2023		1,600,000	1,918,000
Live Nation Entertainment, Inc.
2.875%	07/15/2027		1,000,000	945,000
Omnicom Group, Inc.
0.000%	07/01/2038		1,925,000	2,129,531
Publicis Groupe SA (France)
3.125%	07/30/2014	EUR	9,000	523,984
XM Satellite Radio, Inc.
7.000%	12/01/2014	^	865,000	1,275,875

				11,077,203

Metals & Mining—1.2%
Anglo American plc (United Kingdom)
4.000%	05/07/2014		900,000	1,651,275
AngloGold Ashanti Holdings Finance plc, Reg S (Isle of Man)
3.500%	05/22/2014		1,000,000	1,158,250
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		3,500,000	4,401,250
Kaiser Aluminum Corp.
4.500%	04/01/2015	^	725,000	939,818
Newmont Mining Corp.
3.000%	02/15/2012		1,400,000	1,722,000
Newmont Mining Corp., Series A
1.250%	07/15/2014		525,000	686,437

				10,559,030

Oil, Gas & Consumable Fuels—1.4%
Bill Barrett Corp.
5.000%	03/15/2028		2,000,000	2,067,500
Chesapeake Energy Corp.
2.750%	11/15/2035		1,250,000	1,389,063
2.500%	05/15/2037		3,030,000	3,204,225
Goodrich Petroleum Corp.
5.000%	10/01/2029		1,500,000	1,471,875
Patriot Coal Corp.
3.250%	05/31/2013		2,250,000	2,207,812
Petrominerales Ltd. (Canada)
2.625%	08/25/2016		900,000	1,030,051
Premier Oil Finance Jersey Ltd. (Jersey, Channel Islands)
2.875%	06/27/2014		1,050,000	1,327,200

				12,697,726

Pharmaceuticals—1.1%
Endo Pharmaceuticals Holdings, Inc.
1.750%	04/15/2015		700,000	1,022,875
Mylan, Inc.
1.250%	03/15/2012		3,450,000	3,855,375
Sawai Pharmaceutical Co. Ltd. (Japan)
0.000%	09/17/2015	JPY	125,000,000	1,711,462
Shire plc, Reg S (Jersey, Channel Islands)
2.750%	05/09/2014		3,200,000	3,739,200

				10,328,912

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
3.700%	01/15/2027	^	2,500,000	2,525,000
Health Care REIT, Inc.
3.000%	12/01/2029		1,500,000	1,689,375
Host Hotels & Resorts LP
2.625%	04/15/2027	^	2,265,000	2,276,325

				6,490,700

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Road & Rail—0.2%
Avis Budget Group, Inc.
3.500%	10/01/2014		$1,100,000	$1,403,875

Semiconductors & Semiconductor Equipment—1.4%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		2,000,000	2,037,500
Hynix Semiconductor, Inc. (Korea, Republic of)
2.650%	05/14/2015		500,000	532,500
Intel Corp.
3.250%	08/01/2039		1,950,000	2,388,750
Linear Technology Corp., Series A
3.000%	05/01/2027		2,000,000	2,127,500
Micron Technology, Inc.
1.875%	06/01/2014		2,500,000	2,450,000
Xilinx, Inc.
2.625%	06/15/2017		2,150,000	2,869,712

				12,405,962

Software—1.2%
Autonomy Corp. plc (United Kingdom)
3.250%	03/04/2015	GBP	2,450,000	4,472,795
Microsoft Corp.
0.000%	06/15/2013	^	2,300,000	2,363,250
Rovi Corp.
2.625%	02/15/2040		243,000	330,480
Symantec Corp., Series B
1.000%	06/15/2013		2,900,000	3,538,000

				10,704,525

Specialty Retail—0.7%
Group 1 Automotive, Inc.
2.250%	06/15/2036		3,000,000	3,056,250
RadioShack Corp.
2.500%	08/01/2013	^	1,500,000	1,505,625
Sonic Automotive, Inc.
5.000%	10/01/2029		1,335,000	1,768,875

				6,330,750

Textiles, Apparel & Luxury Goods—0.4%
Hengdeli Holdings Ltd. (Cayman Islands)
2.500%	10/20/2015	HKD	7,000,000	1,023,234
Iconix Brand Group, Inc.
2.500%	06/01/2016	^	1,500,000	1,584,375
1.875%	06/30/2012		1,250,000	1,315,625

				3,923,234

Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.
4.500%	07/15/2014		2,350,000	2,235,438
SBA Communications Corp.
1.875%	05/01/2013		2,000,000	2,207,500

				4,442,938

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $206,508,924)				221,021,828

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—11.0%
U.S. Treasury Bills—7.8%
U.S. Treasury Bill
0.184%	05/03/2012		$46,500,000	$46,442,573
0.055%	08/25/2011		2,000,000	1,999,985
0.049%	07/14/2011- 09/01/2011		6,700,000	6,699,977
0.032%	09/22/2011	‡‡	10,160,000	10,159,645
0.027%	08/11/2011		5,000,000	4,999,886

				70,302,066

U.S. Treasury Inflation Protected Securities Notes—0.4%
U.S. Treasury Note
2.000%	01/15/2016		2,903,000	3,658,097

U.S. Treasury Notes—2.8%
U.S. Treasury Note
1.375%	04/15/2012	‡‡	300,000	302,859
1.250%	02/15/2014		430,000	436,383
1.000%	04/30/2012	§	5,000,000	5,033,985
0.625%	06/30/2012	§‡‡	400,000	401,627
0.500%	11/30/2012	§	12,500,000	12,532,712
0.375%	09/30/2012		7,000,000	7,009,023

				25,716,589

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,289,739)				99,676,752

GOVERNMENT RELATED OBLIGATIONS—7.3%
U.S. Government Agencies—3.5%
Federal Farm Credit Bank
1.375%	06/25/2013	§	3,850,000	3,922,384
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	§	6,000,000	6,083,508
1.000%	08/28/2012	§	4,000,000	4,031,052
Federal National Mortgage Association
0.500%	10/30/2012	§	7,000,000	7,013,734
0.206%	08/23/2012- 11/23/2012	#§	7,000,000	7,006,990
National Credit Union Administration Guaranteed Notes, Series A1
0.206%	06/12/2013	#‡	1,510,000	1,510,008
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		2,050,000	2,052,890

				31,620,566

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.6%
State Street Bank and Trust Co.
0.447%	09/15/2011	#	1,500,000	1,501,208
US Central Federal Credit Union
0.275%	10/19/2011	#	2,900,000	2,901,221
Western Corporate Federal Credit Union
1.750%	11/02/2012		640,000	650,285

				5,052,714

Non-U.S. Government Agencies—0.3%
Corp. Nacional del Cobre de Chile (Chile)
6.375%	11/30/2012	^	700,000	748,318
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		500,000	526,486
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	600,000	597,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	$1,330,000	$1,307,757

				3,179,561

Sovereign Debt—1.7%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		1,490,000	1,761,925
Canadian Government International Bond (Canada)
2.000%	12/01/2014	CAD	500,000	518,928
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		1,570,000	1,648,107
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		1,900,000	2,332,250
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016		1,890,000	1,866,740
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		1,135,000	1,137,265
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,340,000	1,450,550
Norway Government International Bond (Norway)
5.000%	05/15/2015	NOK	2,500,000	503,095
Panama Government International Bond (Panama)
9.375%	07/23/2012		740,000	804,750
Peruvian Government International Bond (Peru)
9.125%	02/21/2012		960,000	1,012,896
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	^	600,000	630,000
Republic of Chile (Chile)
5.500%	01/15/2013		970,000	1,034,990
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,080,000	1,138,104

				15,839,600

Supranational—0.2%
Asian Development Bank, Series G MTN (Philippines)
3.375%	05/20/2014	NOK	8,700,000	1,610,120

U.S. Municipal Bonds—0.8%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	06/01/2012- 03/01/2013		1,390,000	1,444,967
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018	§	1,300,000	1,301,209
South Carolina State Public Service Authority Revenue Bonds, Series 2011-A (South Carolina)
0.885%	06/02/2014	#§	1,500,000	1,500,300
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.933%	07/15/2014	#	1,780,000	1,783,489
University of California Revenue Bonds (California)
1.988%	05/15/2050	#§	1,000,000	1,017,220

				7,047,185

Coupon Rate	Maturity Date		Face	Value

Non-U.S. Regional Authority Bonds—0.2%
Province of Ontario, Series 1 (Canada)
1.875%	11/19/2012		$1,530,000	$1,558,213

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $65,112,756)				65,907,959

ASSET-BACKED SECURITIES—5.3%
Automobile—3.8%
Ally Auto Receivables Trust Series 2011-1, Class A2
0.810%	10/15/2013	§	2,150,000	2,153,060
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A2
0.770%	12/09/2013	§	2,203,045	2,205,226
Bank of America Auto Trust Series 2010-2, Class A2
0.910%	10/15/2012	§	1,495,214	1,496,039
BMW Vehicle Lease Trust Series 2010-1, Class A2
0.580%	09/17/2012	§	4,646,372	4,647,013
Capital Auto Receivables Asset Trust Series 2007-2, Class A4A
5.390%	02/18/2014	§	440,294	444,483
CarMax Auto Owner Trust Series 2007-2, Class B
5.370%	03/15/2013		1,125,000	1,131,254
CarMax Auto Owner Trust Series 2011-1, Class A2
0.720%	11/15/2013		5,300,000	5,305,104
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^	1,400,000	1,414,277
Honda Auto Receivables Owner Trust Series 2010-2, Class A2
0.820%	06/18/2012	§	1,121,487	1,122,013
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.186%	09/20/2016	#^	1,100,000	1,092,804
Nissan Auto Receivables Owner Trust Series 2010-A, Class A2
0.550%	03/15/2013	§	5,430,000	5,432,361
Volkswagen Auto Lease Trust Series 2009-A, Class A3
3.410%	04/16/2012	§	752,171	754,457
Volkswagen Auto Loan Enhanced Trust Series 2011-1, Class A2
0.670%	12/20/2013	§	3,300,000	3,303,661
World Omni Auto Receivables Trust Series 2011-A, Class A2
0.640%	11/15/2013	§	4,100,000	4,102,996

				34,604,748

Credit Card—0.3%
Chase Issuance Trust Series 2011-A2, Class A2
0.275%	05/15/2015	#	2,500,000	2,500,000

Home Equity—0.5%
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.261%	10/25/2033	#	421,570	412,095
Argent Securities, Inc. Series 2006-W3, Class A2B
0.306%	04/25/2036	#	75,748	24,416
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
1.226%	02/25/2035	#	350,995	343,383

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#	$643,922	$604,769
Countrywide Asset-Backed Certificates Series 2005-11, Class 3AV2
0.476%	02/25/2036	#	197,684	195,978
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.446%	11/25/2035	#	920,969	869,800
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.436%	11/25/2037	#	644,225	619,407
Soundview Home Equity Loan Trust Series 2006-OPT4, Class 2A2
0.276%	06/25/2036	#	72,151	71,693
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.866%	01/25/2033	#	2,155,275	1,810,948

				4,952,489

Other—0.3%
CIT Equipment Collateral Series 2008-VT1, Class A3
6.590%	12/22/2014	§	1,228,487	1,237,999
CNH Equipment Trust Series 2011-A, Class A2
0.620%	06/16/2014	§	1,100,000	1,100,115
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4
4.370%	06/25/2014	§	373,488	381,486

				2,719,600

Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.540%	12/07/2020	#§	3,343,581	3,352,877

TOTAL ASSET-BACKED SECURITIES
(Cost $48,386,922)				48,129,714

PURCHASED OPTIONS—1.9%

			Contracts	Value
Put—Euro Bund, Expires 08/31/2011, Strike EUR 138.00			254	4,615,276
Put—Swiss Market Index, Expires 09/16/2011, Strike CHF 6,110.50			300	52,071
Put—Swiss Market Index, Expires 09/16/2011, Strike CHF 6,262.00			410	102,943
Call—U.S. 10 Year Treasury Note, Expires 08/26/2011, Strike $108.00			849	12,164,578

TOTAL PURCHASED OPTIONS
(Cost $17,089,610)				16,934,868

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—2.7%
Commercial Banks—2.7%
Bank of Montreal (Canada)
0.286%	11/23/2011	§	$2,300,000	$2,299,924
Bank of Nova Scotia
0.474%	07/27/2012	§	3,000,000	3,001,395
Canadian Imperial Bank of Commerce
0.476%	07/17/2012	§	2,250,000	2,253,263
0.473%	05/04/2012	§	500,000	500,561
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.260%	01/06/2012	§	2,400,000	2,400,367
Nordea Bank Finland plc
0.748%	02/07/2013		900,000	902,472
0.583%	04/13/2012	§	2,500,000	2,505,428
Royal Bank of Canada
0.700%	03/11/2013	§	1,390,000	1,390,482
0.286%	01/27/2012	§	2,850,000	2,852,078
Standard Chartered Bank yankee
0.661%	11/16/2011		3,640,000	3,645,140
Svenska Handelsbanken, Inc. (Sweden)
0.726%	01/18/2013	§	2,730,000	2,729,227

TOTAL CERTIFICATES OF DEPOSIT
(Cost $24,459,763)				24,480,337

COMMERCIAL PAPER—0.3%
Commercial Banks—0.3%
National Bank of Canada (Canada)
0.276%	08/16/2011
(Cost $2,500,000)			2,500,000	2,500,000

			Shares	Value
MONEY MARKET FUNDS—4.3%
Institutional Money Market Fund—4.3%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17% (Cost $39,204,059)			¥39,204,059	39,204,059

TOTAL INVESTMENTS—100.7%
(Cost $882,921,929)				909,280,540
Other assets less liabilities—(0.7%)				(5,937,232)

NET ASSETS—100.0%				$903,343,308

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Notes to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
NOK	Norwegian Krone
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REMICS	Real Estate Mortgage Investment Conduits
TBA	Security is subject to delayed delivery.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $70,864,504, which represents 7.8% of Net Assets.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—19.7%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$113,692
5.125%	02/15/2013	250,000	267,077
4.875%	02/15/2020	200,000	216,829
L-3 Communications Corp.
4.950%	02/15/2021	300,000	299,915
Lockheed Martin Corp., Series B
6.150%	09/01/2036	250,000	272,914
Northrop Grumman Corp.
3.500%	03/15/2021	300,000	285,255
United Technologies Corp.
6.700%	08/01/2028	150,000	181,298
4.875%	05/01/2015	500,000	556,621

			2,193,601

Airlines—0.0%
Continental Airlines, Inc., Series 2010-1 A, Class A
4.750%	01/12/2021	300,000	292,500

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016	250,000	280,613
4.250%	03/01/2021	300,000	299,909

			580,522

Beverages—0.5%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031	350,000	399,888
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	413,971
6.875%	11/15/2019	300,000	365,441
6.375%	01/15/2040	300,000	342,601
5.375%	01/15/2020	500,000	551,750
3.000%	10/15/2012	300,000	308,131
Bottling Group LLC
5.500%	04/01/2016	500,000	572,524
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013	100,000	115,250
Coca-Cola Co. (The)
3.150%	11/15/2020	200,000	192,389
0.750%	11/15/2013	200,000	199,100
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	309,263
Diageo Finance BV (Netherlands)
5.300%	10/28/2015	750,000	847,346
PepsiCo, Inc.
3.750%	03/01/2014	500,000	533,898
2.500%	05/10/2016	200,000	202,344

			5,353,896

Biotechnology—0.1%
Amgen, Inc.
6.150%	06/01/2018	500,000	580,177
5.850%	06/01/2017	250,000	289,857
Genentech, Inc.
5.250%	07/15/2035	100,000	100,803

			970,837

Capital Markets—1.4%
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018	250,000	297,270

Coupon Rate	Maturity Date	Face	Value

6.400%	10/02/2017	$1,000,000	$1,142,424
5.700%	11/15/2014	50,000	55,266
4.650%	07/02/2018	400,000	414,899
Credit Suisse USA, Inc.
5.500%	08/15/2013	300,000	325,282
5.125%	01/15/2014	500,000	542,472
5.125%	08/15/2015	500,000	550,067
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037	500,000	501,523
6.250%	09/01/2017	500,000	552,413
6.150%	04/01/2018	500,000	544,927
6.125%	02/15/2033	600,000	605,774
5.700%	09/01/2012	250,000	262,955
5.450%	11/01/2012	500,000	528,608
5.375%	03/15/2020	300,000	310,330
5.150%	01/15/2014	500,000	534,188
5.125%	01/15/2015	500,000	536,984
5.000%	10/01/2014	553,000	592,759
3.625%	02/07/2016	300,000	303,576
Jefferies Group, Inc.
6.250%	01/15/2036	230,000	215,156
5.125%	04/13/2018	300,000	301,031
JP Morgan Chase Capital XXV, Series Y
6.800%	10/01/2037	500,000	496,060
Merrill Lynch & Co., Inc.
6.875%	11/15/2018	250,000	274,623
6.220%	09/15/2026	400,000	402,537
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018	630,000	698,000
Morgan Stanley
7.250%	04/01/2032	100,000	114,394
6.000%	05/13/2014	500,000	544,920
5.750%	01/25/2021	300,000	304,103
2.875%	01/24/2014	300,000	303,762
Morgan Stanley MTN
5.450%	01/09/2017	1,000,000	1,058,782
Morgan Stanley, Series F MTN
6.625%	04/01/2018	500,000	551,551
6.000%	04/28/2015	1,000,000	1,084,994
5.950%	12/28/2017	500,000	538,248
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020	300,000	328,340

			15,818,218

Chemicals—0.4%
Agrium, Inc. (Canada)
6.125%	01/15/2041	400,000	418,609
Airgas, Inc.
2.950%	06/15/2016	200,000	199,760
Dow Chemical Co. (The)
8.550%	05/15/2019	629,000	812,283
7.375%	11/01/2029	150,000	184,854
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041	200,000	190,587
4.750%	11/15/2012	500,000	526,653
4.250%	04/01/2021	300,000	305,424
2.750%	04/01/2016	300,000	306,520
1.750%	03/25/2014	300,000	303,473
Monsanto Co.
5.500%	08/15/2025	200,000	223,738
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013	500,000	532,964
PPG Industries, Inc.
3.600%	11/15/2020	400,000	389,641

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Praxair, Inc.
3.950%	06/01/2013		$150,000	$159,215
3.250%	09/15/2015		500,000	527,725

				5,081,446

Commercial Banks—1.7%
Bank of Nova Scotia (Canada)
2.375%	12/17/2013		300,000	308,769
2.050%	10/07/2015		400,000	397,700
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		1,000,000	1,038,460
2.375%	01/13/2014		300,000	303,748
BB&T Corp.
5.250%	11/01/2019		500,000	527,776
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	402,919
Capital One Financial Corp.
6.150%	09/01/2016		500,000	552,223
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.125%	10/13/2015		200,000	198,324
Credit Suisse (Switzerland)
5.300%	08/13/2019		400,000	426,458
Credit Suisse MTN (Switzerland)
4.375%	08/05/2020		200,000	195,914
3.450%	07/02/2012		800,000	821,415
Discover Bank
7.000%	04/15/2020		200,000	222,508
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	580,000	574,200
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	154,965
HSBC Bank USA NA
4.875%	08/24/2020		400,000	394,531
JP Morgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	556,365
KeyBank NA, Bank Note
5.800%	07/01/2014		100,000	109,712
5.700%	08/15/2012		500,000	523,555
KeyCorp MTN
5.100%	03/24/2021		500,000	510,217
National City Bank
4.625%	05/01/2013		500,000	527,185
National City Corp.
6.875%	05/15/2019		500,000	577,090
NB Capital Trust II
7.830%	12/15/2026		200,000	203,750
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016		300,000	307,194
Royal Bank of Scotland Group plc (The) (United Kingdom)
5.000%	10/01/2014		750,000	740,822
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021		300,000	308,086
4.875%	03/16/2015		100,000	103,870
4.375%	03/16/2016		500,000	504,898
SunTrust Banks, Inc.
3.600%	04/15/2016		500,000	505,402
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	275,625

Coupon Rate	Maturity Date	Face	Value

UBS AG (Switzerland)
7.000%	10/15/2015	$100,000	$111,084
5.875%	07/15/2016	1,000,000	1,098,114
UBS AG MTN (Switzerland)
7.375%	06/15/2017	100,000	117,096
US Bancorp
2.000%	06/14/2013	300,000	306,621
USB Capital XIII Trust
6.625%	12/15/2039	300,000	309,375
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	300,000	329,949
4.875%	02/01/2015	500,000	537,266
Wachovia Corp., Series G MTN
5.500%	05/01/2013	1,000,000	1,075,822
Wells Fargo & Co.
5.000%	11/15/2014	750,000	810,271
3.676%	06/15/2016	400,000	411,398
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	503,756
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	102,177
Westpac Banking Corp. (Australia)
4.200%	02/27/2015	400,000	423,633
3.000%	08/04/2015	400,000	404,723
1.850%	12/09/2013	600,000	606,873

			19,421,839

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041	200,000	195,934
5.500%	09/15/2019	500,000	545,966
Waste Management, Inc.
7.000%	07/15/2028	250,000	291,288
6.375%	03/11/2015	400,000	458,076

			1,491,264

Communications Equipment—0.3%
Cisco Systems, Inc.
5.500%	02/22/2016	500,000	569,091
4.950%	02/15/2019	500,000	543,759
1.625%	03/14/2014	400,000	404,170
Harris Corp.
6.150%	12/15/2040	500,000	527,396
Juniper Networks, Inc.
3.100%	03/15/2016	400,000	408,006
Motorola Solutions, Inc.
7.500%	05/15/2025	340,000	398,668

			2,851,090

Computers & Peripherals—0.1%
Dell, Inc.
5.400%	09/10/2040	300,000	286,674
1.400%	09/10/2013	300,000	302,756
Hewlett-Packard Co.
2.125%	09/13/2015	500,000	499,635
1.250%	09/13/2013	200,000	201,078

			1,290,143

Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016	750,000	824,183
Lafarge SA (France)
6.500%	07/15/2016	250,000	270,486

			1,094,669

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Consumer Finance—0.6%
American Express Co.
8.150%	03/19/2038		$350,000	$466,017
4.875%	07/15/2013		1,000,000	1,063,757
American Express Credit Corp. MTN
2.750%	09/15/2015		400,000	400,274
Capital One Bank USA NA
8.800%	07/15/2019		500,000	614,541
Caterpillar Financial Services Corp.
1.550%	12/20/2013		400,000	403,668
Caterpillar Financial Services Corp. MTN
2.750%	06/24/2015		200,000	206,549
Caterpillar Financial Services Corp., Series F MTN
2.650%	04/01/2016		400,000	409,280
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	475,000
HSBC Finance Corp.
6.375%	11/27/2012		600,000	642,110
John Deere Capital Corp.
2.250%	06/07/2016		200,000	200,072
John Deere Capital Corp. MTN
1.875%	06/17/2013		200,000	204,067
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	520,275
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		500,000	519,669
1.375%	08/12/2013		500,000	503,692

				6,628,971

Diversified Financial Services—2.3%
Associates Corp. of North America
6.950%	11/01/2018		250,000	282,444
Bank of America Corp.
7.750%	08/15/2015		750,000	852,127
6.800%	03/15/2028		200,000	204,923
6.500%	09/15/2037		500,000	499,688
5.875%	01/05/2021		400,000	420,555
5.750%	12/01/2017		460,000	489,763
5.625%	07/01/2020		500,000	517,164
5.420%	03/15/2017		700,000	714,978
4.875%	01/15/2013		200,000	209,806
4.500%	04/01/2015		200,000	209,280
Bank of America Corp. MTN
5.000%	05/13/2021		300,000	296,925
4.900%	05/01/2013		200,000	210,786
3.625%	03/17/2016		500,000	501,977
Bank of America Corp., Series L MTN
7.375%	05/15/2014		200,000	224,986
5.650%	05/01/2018		500,000	527,911
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		1,000,000	1,084,065
3.200%	03/11/2016		400,000	407,280
Citigroup, Inc.
8.125%	07/15/2039		500,000	627,656
6.625%	06/15/2032		150,000	155,726
6.125%	11/21/2017		750,000	829,442
6.010%	01/15/2015		200,000	220,264
6.000%	08/15/2017		600,000	657,897
5.850%	12/11/2034		100,000	99,189
5.625%	08/27/2012		150,000	156,747

Coupon Rate	Maturity Date		Face	Value

5.500%	04/11/2013		$1,820,000	$1,933,068
3.953%	06/15/2016		200,000	204,970
Deutsche Bank AG (Germany)
6.000%	09/01/2017		1,150,000	1,284,773
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	266,459
General Electric Capital Corp.
5.500%	01/08/2020		100,000	107,273
4.800%	05/01/2013		1,000,000	1,062,341
4.625%	01/07/2021		300,000	302,342
2.950%	05/09/2016		400,000	402,654
2.100%	01/07/2014		400,000	405,923
General Electric Capital Corp. MTN
5.875%	01/14/2038		300,000	304,492
5.400%	02/15/2017		250,000	273,723
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039		300,000	340,723
6.750%	03/15/2032		750,000	835,708
5.625%	09/15/2017		750,000	829,109
3.750%	11/14/2014		500,000	529,672
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,048,439
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	339,745
5.750%	01/02/2013		750,000	799,745
5.125%	09/15/2014		500,000	540,724
4.750%	03/01/2015		500,000	535,014
4.625%	05/10/2021		300,000	298,156
3.450%	03/01/2016		300,000	305,917
JPMorgan Chase & Co. MTN
2.050%	01/24/2014		300,000	302,421
MUFG Capital Finance 1 Ltd., Perpetual Bond (Cayman Islands)
6.346%	07/29/2049	#	300,000	305,211
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	389,701
5.500%	07/01/2013		75,000	81,745
3.050%	03/01/2016		500,000	516,178
Western Union Co. (The)
5.253%	04/01/2020		502,000	529,613

				25,477,418

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.550%	02/15/2039		200,000	220,099
6.300%	01/15/2038		250,000	265,620
6.150%	09/15/2034		500,000	519,245
5.800%	02/15/2019		500,000	565,055
5.625%	06/15/2016		150,000	170,227
5.350%	09/01/2040		307,000	292,038
BellSouth Capital Funding Corp.
7.875%	02/15/2030		400,000	494,520
BellSouth Corp.
6.875%	10/15/2031		350,000	394,296
5.200%	09/15/2014		500,000	551,258
British Telecommunications plc (United Kingdom)
9.875%	12/15/2030		150,000	206,580
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		600,000	793,948
Embarq Corp.
7.082%	06/01/2016		500,000	556,390
France Telecom SA (France)
8.500%	03/01/2031		500,000	674,783
Qwest Capital Funding, Inc.
6.875%	07/15/2028		200,000	192,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Qwest Communications International, Inc.
8.000%	10/01/2015	$200,000	$218,500
Qwest Corp.
6.500%	06/01/2017	500,000	545,000
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018	500,000	547,595
6.000%	09/30/2034	250,000	212,779
5.250%	11/15/2013	350,000	367,625
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	200,000	198,601
3.729%	04/27/2015	200,000	203,816
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030	350,000	418,997
Verizon Communications, Inc.
6.400%	02/15/2038	500,000	543,689
5.850%	09/15/2035	500,000	516,136
3.000%	04/01/2016	400,000	409,015
1.950%	03/28/2014	400,000	406,781
Verizon Global Funding Corp.
7.750%	12/01/2030	130,000	162,915
7.375%	09/01/2012	1,000,000	1,075,761
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	250,000	263,773

			11,987,042

Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	171,463
Columbus Southern Power Co., Series C
5.500%	03/01/2013	150,000	160,470
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	315,489
5.800%	03/15/2018	100,000	112,260
1.625%	01/15/2014	400,000	403,069
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016	500,000	572,796
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	410,689
Consumers Energy Co., Series P
5.500%	08/15/2016	150,000	169,209
Dominion Resources, Inc.
1.800%	03/15/2014	400,000	404,050
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	374,658
4.300%	06/15/2020	100,000	103,889
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	298,113
Duke Energy Ohio, Inc.
5.700%	09/15/2012	150,000	158,846
Exelon Corp.
4.900%	06/15/2015	350,000	376,674
FirstEnergy Corp., Series C
7.375%	11/15/2031	150,000	171,270
FirstEnergy Solutions Corp.
6.050%	08/15/2021	500,000	539,049
Florida Power & Light Co.
5.625%	04/01/2034	50,000	52,851
5.125%	06/01/2041	200,000	199,418
4.950%	06/01/2035	100,000	97,344
4.850%	02/01/2013	150,000	159,285

Coupon Rate	Maturity Date		Face	Value

Florida Power Corp.
6.400%	06/15/2038		$350,000	$405,770
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	208,476
Great Plains Energy, Inc.
4.850%	06/01/2021		400,000	402,064
Indiana Michigan Power Co.
7.000%	03/15/2019		500,000	597,230
Jersey Central Power & Light
5.625%	05/01/2016		500,000	562,239
Kentucky Utilities Co.
5.125%	11/01/2040	^	500,000	494,797
MidAmerican Energy Co.
5.800%	10/15/2036		500,000	527,799
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		200,000	216,085
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	162,714
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019		250,000	278,777
4.500%	06/01/2021		200,000	197,278
Nisource Finance Corp.
5.450%	09/15/2020		500,000	527,577
Northern States Power Co.
5.250%	03/01/2018		500,000	557,380
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	162,331
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	573,993
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	530,362
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	271,341
Progress Energy, Inc.
7.050%	03/15/2019		400,000	480,560
4.400%	01/15/2021		300,000	303,891
PSEG Power LLC
8.625%	04/15/2031		300,000	386,534
2.500%	04/15/2013		500,000	509,426
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	150,106
Southern California Edison Co.
6.650%	04/01/2029		500,000	574,186
Southern Power Co., Series D
4.875%	07/15/2015		350,000	382,454
Toledo Edison Co. (The)
7.250%	05/01/2020		300,000	362,086
Union Electric Co.
6.400%	06/15/2017		500,000	580,307
Virginia Electric and Power Co.
5.950%	09/15/2017		500,000	584,542
5.400%	04/30/2018		500,000	560,912
Virginia Electric and Power Co., Series B
6.000%	01/15/2036		380,000	421,630
Wisconsin Electric Power
5.625%	05/15/2033		150,000	157,371

				17,381,110

Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014		150,000	167,464
5.000%	04/15/2019		500,000	547,823

				715,287

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Electronic Equipment, Instruments & Components—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020	$100,000	$105,158
Arrow Electronics, Inc.
6.875%	07/01/2013	250,000	272,499
Thermo Fisher Scientific, Inc.
2.050%	02/21/2014	300,000	306,059

			683,716

Energy Equipment & Services—0.2%
Halliburton Co.
7.450%	09/15/2039	400,000	501,293
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	200,000	209,889
3.450%	08/01/2015	200,000	207,212
Pride International, Inc.
6.875%	08/15/2020	200,000	233,095
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038	500,000	538,568
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019	400,000	517,316
6.750%	09/15/2040	500,000	537,258

			2,744,631

Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.600%	03/15/2019	500,000	581,245
4.875%	09/15/2014	530,000	581,826
4.125%	05/15/2021	200,000	195,269
Kroger Co. (The)
7.500%	04/01/2031	200,000	242,814
5.400%	07/15/2040	200,000	192,876
4.950%	01/15/2015	300,000	329,801
Safeway, Inc.
5.800%	08/15/2012	300,000	315,721

			2,439,552

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	568,454
Bunge Ltd. Finance Corp.
5.350%	04/15/2014	500,000	539,402
Campbell Soup Co.
4.875%	10/01/2013	250,000	272,480
ConAgra Foods, Inc.
5.875%	04/15/2014	500,000	549,507
General Mills, Inc.
5.400%	06/15/2040	300,000	306,017
Kraft Foods, Inc.
6.875%	02/01/2038	380,000	441,062
6.500%	02/09/2040	200,000	222,916
5.375%	02/10/2020	400,000	438,038
5.250%	10/01/2013	600,000	652,350
4.125%	02/09/2016	100,000	107,042
Sara Lee Corp.
2.750%	09/15/2015	300,000	299,498
Unilever Capital Corp.
4.250%	02/10/2021	300,000	312,895

			4,709,661

Coupon Rate	Maturity Date	Face	Value

Gas Utilities—0.0%
Southern California Gas Co.
5.125%	11/15/2040	$400,000	$398,830

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.
5.900%	09/01/2016	400,000	469,326
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	291,703
CareFusion Corp.
6.375%	08/01/2019	500,000	565,251
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	500,000	585,127
Johnson & Johnson
5.950%	08/15/2037	250,000	280,814
4.950%	05/15/2033	200,000	200,759
4.850%	05/15/2041	200,000	194,336
3.550%	05/15/2021	200,000	198,614
2.150%	05/15/2016	200,000	200,706

			2,986,636

Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036	250,000	279,351
CIGNA Corp.
5.125%	06/15/2020	300,000	317,451
Express Scripts, Inc.
6.250%	06/15/2014	300,000	338,067
Quest Diagnostics, Inc.
6.950%	07/01/2037	300,000	334,124
UnitedHealth Group, Inc.
6.000%	02/15/2018	500,000	567,724
5.950%	02/15/2041	200,000	205,240
5.375%	03/15/2016	500,000	561,079
WellPoint, Inc.
6.800%	08/01/2012	150,000	159,347
5.250%	01/15/2016	500,000	558,186

			3,320,569

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018	500,000	567,688
Yum! Brands, Inc.
6.875%	11/15/2037	200,000	227,623

			795,311

Household Durables—0.1%
Fortune Brands, Inc.
5.375%	01/15/2016	500,000	542,331
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	590,907
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	198,217

			1,331,455

Household Products—0.1%
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	277,794
4.700%	02/15/2019	500,000	552,659

			830,453

Industrial Conglomerates—0.1%
3M Co. MTN
5.700%	03/15/2037	100,000	110,148

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
GE Capital Trust I
6.375%	11/15/2067	#	$130,000	$133,575
General Electric Co.
5.000%	02/01/2013		1,000,000	1,061,803

				1,305,526

Insurance—1.0%
ACE INA Holdings, Inc.
5.875%	06/15/2014		300,000	335,649
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	308,829
Allstate Corp. (The)
5.350%	06/01/2033		500,000	485,905
American International Group, Inc.
6.400%	12/15/2020		400,000	431,323
6.250%	03/15/2037		300,000	274,500
4.250%	05/15/2013		100,000	102,897
American International Group, Inc., Series G MTN
5.850%	01/16/2018		1,000,000	1,049,211
Assurant, Inc.
5.625%	02/15/2014		500,000	534,559
AXA SA (France)
8.600%	12/15/2030		250,000	298,611
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		700,000	756,427
4.250%	01/15/2021		300,000	306,056
Chubb Corp.
6.375%	03/29/2067	#	200,000	208,000
CNA Financial Corp.
5.850%	12/15/2014		430,000	466,189
5.750%	08/15/2021		300,000	310,370
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	317,048
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	208,731
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	143,727
Jefferson-Pilot Corp.
4.750%	01/30/2014		300,000	318,947
Lincoln National Corp.
6.150%	04/07/2036		250,000	255,948
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		250,000	274,994
MetLife, Inc.
6.750%	06/01/2016		600,000	699,115
5.700%	06/15/2035		250,000	251,488
2.375%	02/06/2014		300,000	305,897
Progressive Corp. (The)
6.625%	03/01/2029		150,000	160,235
Prudential Financial, Inc.
6.625%	06/21/2040		100,000	108,329
5.375%	06/21/2020		300,000	316,614
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	241,404
4.750%	09/17/2015		300,000	323,070
3.625%	09/17/2012		300,000	308,073
Travelers Property Casualty Corp.
5.000%	03/15/2013		400,000	426,487
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	212,845

				10,741,478

Coupon Rate	Maturity Date		Face	Value

Internet Software & Services—0.1%
Google, Inc.
3.625%	05/19/2021		$300,000	$297,336
2.125%	05/19/2016		300,000	301,146
1.250%	05/19/2014		300,000	301,648

				900,130

IT Services—0.1%
HP Enterprise Services LLC, Series B
6.000%	08/01/2013		650,000	713,974
International Business Machines Corp.
7.000%	10/30/2025		300,000	374,405
4.750%	11/29/2012		250,000	264,327

				1,352,706

Machinery—0.3%
Caterpillar, Inc.
6.050%	08/15/2036		500,000	562,894
Deere & Co.
6.950%	04/25/2014		250,000	289,992
Dover Corp.
5.375%	03/01/2041		300,000	307,823
Honeywell International, Inc.
5.700%	03/15/2036		300,000	321,396
3.875%	02/15/2014		300,000	322,512
Honeywell International, Inc., Series 30
5.375%	03/01/2041		300,000	308,603
Parker Hannifin Corp. MTN
3.500%	09/15/2022		400,000	385,832
Tyco International Finance SA (Luxembourg)
4.625%	01/15/2023		300,000	302,452
3.750%	01/15/2018		300,000	303,436
3.375%	10/15/2015		200,000	205,884

				3,310,824

Media—1.1%
CBS Corp.
7.875%	07/30/2030		250,000	299,150
5.750%	04/15/2020		200,000	217,144
5.625%	08/15/2012		3,000	3,137
Comcast Corp.
6.450%	03/15/2037		500,000	536,507
6.300%	11/15/2017		1,000,000	1,160,674
5.650%	06/15/2035		200,000	196,541
COX Communications, Inc.
5.500%	10/01/2015		75,000	84,270
4.625%	06/01/2013		250,000	265,581
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	535,679
5.200%	03/15/2020		200,000	211,989
3.550%	03/15/2015		200,000	209,142
3.500%	03/01/2016		400,000	413,328
NBCUniversal Media LLC
5.950%	04/01/2041	^	500,000	510,230
4.375%	04/01/2021	^	500,000	495,747
News America, Inc.
8.000%	10/17/2016		150,000	184,535
7.750%	12/01/2045		200,000	239,784
6.150%	02/15/2041	^	300,000	298,195
5.650%	08/15/2020		500,000	547,130
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	561,856
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	585,805

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Time Warner Cable, Inc.
6.200%	07/01/2013	$1,000,000	$1,097,428
Time Warner Entertainment Co. LP
8.375%	03/15/2023	500,000	636,038
8.375%	07/15/2033	500,000	640,866
Time Warner, Inc.
5.875%	11/15/2016	1,000,000	1,144,377
Viacom, Inc.
6.875%	04/30/2036	300,000	335,971
4.500%	03/01/2021	200,000	201,344
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	210,000	259,695

			11,872,143

Metals & Mining—0.6%
Alcoa, Inc.
5.550%	02/01/2017	590,000	628,507
5.400%	04/15/2021	300,000	301,493
ArcelorMittal (Luxembourg)
7.000%	10/15/2039	400,000	405,687
5.250%	08/05/2020	400,000	396,199
3.750%	08/05/2015	400,000	409,393
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039	400,000	405,790
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	1,000,000	1,198,490
Newmont Mining Corp.
6.250%	10/01/2039	200,000	208,303
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	165,684
4.875%	09/15/2012	350,000	366,578
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014	500,000	600,820
Southern Copper Corp.
7.500%	07/27/2035	250,000	262,390
Teck Resources Ltd. (Canada)
9.750%	05/15/2014	500,000	605,629
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	100,000	108,829
4.625%	09/15/2020	500,000	499,769

			6,563,561

Multiline Retail—0.4%
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029	100,000	111,171
6.650%	07/15/2024	100,000	113,002
5.900%	12/01/2016	100,000	112,757
5.750%	07/15/2014	300,000	331,492
Target Corp.
7.000%	07/15/2031	350,000	420,727
6.000%	01/15/2018	500,000	578,585
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	320,628
5.250%	09/01/2035	750,000	752,605
4.875%	07/08/2040	300,000	281,050
4.550%	05/01/2013	500,000	535,173
4.250%	04/15/2021	300,000	306,907
3.625%	07/08/2020	300,000	295,376
1.625%	04/15/2014	300,000	304,168

			4,463,641

Coupon Rate	Maturity Date		Face	Value

Multi-Utilities—0.1%
Sempra Energy
6.150%	06/15/2018		$500,000	$570,013
2.000%	03/15/2014		500,000	505,046

				1,075,059

Office Electronics—0.1%
Pitney Bowes, Inc.
5.000%	03/15/2015		500,000	538,071
Pitney Bowes, Inc. MTN
4.750%	01/15/2016		200,000	213,456
Xerox Corp.
6.350%	05/15/2018		500,000	573,938
4.500%	05/15/2021		200,000	198,217

				1,523,682

Oil, Gas & Consumable Fuels—1.4%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	461,767
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	638,093
Apache Corp.
5.250%	02/01/2042		500,000	494,408
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	188,978
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	516,624
5.450%	10/01/2012		250,000	264,236
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	227,010
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	^	734,000	740,622
Chevron Corp.
3.950%	03/03/2014		300,000	323,497
ConocoPhillips Canada Funding Co. I (Canada)
5.625%	10/15/2016		500,000	579,803
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	608,944
Energy Transfer Partners LP
5.950%	02/01/2015		750,000	831,086
Enterprise Products Operating LLC
6.450%	09/01/2040		300,000	318,713
5.950%	02/01/2041		200,000	199,325
3.700%	06/01/2015		100,000	104,932
3.200%	02/01/2016		200,000	203,380
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	167,124
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014		150,000	166,767
Hess Corp.
7.300%	08/15/2031		250,000	299,717
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	315,138
6.500%	02/01/2037		300,000	313,666
Marathon Oil Corp.
5.900%	03/15/2018		455,000	516,337
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	500,326
ONEOK Partners LP
6.150%	10/01/2016		160,000	184,312
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	102,256
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		250,000	309,500

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.950%	09/15/2015		$300,000	$314,977
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		1,000,000	1,135,874
3.100%	06/28/2015		100,000	104,608
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021	^	200,000	197,707
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	293,570
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	580,845
Tennessee Gas Pipeline Co.
7.000%	10/15/2028		350,000	404,703
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	175,262
Total Capital SA (France)
4.450%	06/24/2020		300,000	313,698
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	523,854
4.000%	06/15/2013		250,000	264,137
Valero Energy Corp.
6.125%	06/15/2017		500,000	566,638
4.750%	06/15/2013		500,000	531,899
Williams Cos., Inc.
7.875%	09/01/2021		371,000	460,682
Williams Partners LP
6.300%	04/15/2040		100,000	104,020
5.250%	03/15/2020		100,000	105,464
3.800%	02/15/2015		100,000	104,838

				15,759,337

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	585,491

Pharmaceuticals—0.7%
Abbott Laboratories
5.875%	05/15/2016		700,000	816,033
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	875,167
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	173,137
5.450%	05/01/2018		500,000	564,549
Eli Lilly & Co.
6.770%	01/01/2036		250,000	301,773
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		500,000	537,869
4.375%	04/15/2014		500,000	544,669
Merck & Co., Inc.
6.550%	09/15/2037		200,000	236,951
6.500%	12/01/2033		250,000	297,003
4.750%	03/01/2015		350,000	390,127
4.375%	02/15/2013		200,000	211,877
Novartis Capital Corp.
2.900%	04/24/2015		200,000	208,252
1.900%	04/24/2013		200,000	204,756
Pfizer, Inc.
6.200%	03/15/2019		400,000	468,633
5.350%	03/15/2015		500,000	564,217

Coupon Rate	Maturity Date		Face	Value

Pharmacia Corp.
6.500%	12/01/2018		$350,000	$415,212
Sanofi (France)
2.625%	03/29/2016		400,000	407,736
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	274,826
Wyeth
6.500%	02/01/2034		250,000	287,727
5.500%	03/15/2013		100,000	107,925
5.500%	02/01/2014		250,000	277,353

				8,165,792

Real Estate Investment Trusts (REITs)—0.3%
Boston Properties LP
4.125%	05/15/2021		300,000	287,689
Camden Property Trust
5.000%	06/15/2015		200,000	216,240
Duke Realty LP
7.375%	02/15/2015		150,000	171,108
ERP Operating LP
5.375%	08/01/2016		500,000	549,230
5.200%	04/01/2013	†	250,000	266,387
HCP, Inc.
2.700%	02/01/2014		300,000	304,514
HCP, Inc. MTN
6.700%	01/30/2018		500,000	559,721
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	321,881
ProLogis LP
7.375%	10/30/2019		350,000	399,741
Realty Income Corp.
5.875%	03/15/2035		200,000	189,496
Simon Property Group LP
4.375%	03/01/2021		400,000	394,468

				3,660,475

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017		500,000	568,786
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	620,412
CSX Corp.
7.375%	02/01/2019		300,000	366,231
6.000%	10/01/2036		334,000	352,791
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	344,518
Ryder System, Inc. MTN
3.150%	03/02/2015		300,000	309,164
Union Pacific Corp.
6.625%	02/01/2029		250,000	290,008
5.780%	07/15/2040		300,000	315,520

				3,167,430

Software—0.1%
Microsoft Corp.
4.500%	10/01/2040		300,000	273,884
0.875%	09/27/2013		300,000	300,693
Oracle Corp.
5.375%	07/15/2040	^	500,000	507,454
5.250%	01/15/2016		500,000	564,832

				1,646,863

Specialty Retail—0.1%
Gap, Inc. (The)
5.950%	04/12/2021		200,000	192,491

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Home Depot, Inc.
5.875%	12/16/2036		$550,000	$564,769
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	461,854

				1,219,114

Thrifts & Mortgage Finance—0.0%
Abbey National Treasury Services plc (United Kingdom)
2.875%	04/25/2014		300,000	301,280

Tobacco—0.2%
Altria Group, Inc.
9.250%	08/06/2019		800,000	1,044,732
Lorillard Tobacco Co.
6.875%	05/01/2020		300,000	326,022
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	563,147

				1,933,901

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	347,493

Wireless Telecommunication Services—0.3%
Alltel Corp.
7.000%	07/01/2012		700,000	742,761
America Movil SAB de CV (Mexico)
5.000%	03/30/2020		400,000	419,280
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	590,836
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	322,259
5.625%	02/27/2017		500,000	560,959
5.375%	01/30/2015		250,000	278,154

				2,914,249

TOTAL CORPORATE OBLIGATIONS
(Cost $206,129,032)				221,680,842

MORTGAGE-RELATED SECURITIES—35.5%
Commercial Mortgage-Backed Securities—2.4%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4
5.233%	11/10/2042	#	500,000	524,793
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM
5.367%	09/10/2047	#	1,000,000	1,039,648
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,145,119
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.296%	10/12/2042	#	921,000	1,009,739
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		1,000,000	1,095,496
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	#	482,012	506,056

Coupon Rate	Maturity Date		Face	Value

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.394%	07/15/2044	#	$900,000	$979,621
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	#	1,000,000	1,033,727
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,074,647
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	1,074,097
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038	#	600,000	649,459
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		2,700,000	2,929,372
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	999,376
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	747,586
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	543,534
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM
5.464%	01/15/2049	#	2,000,000	1,807,179
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	800,442
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	809,068
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ
5.485%	07/12/2046	#	500,000	444,059
Morgan Stanley Capital I, Series 2006-IQ12, Class A3
5.374%	12/15/2043		500,000	511,280
Morgan Stanley Capital I, Series 2007-HQ13, Class A2
5.649%	12/15/2044		1,400,000	1,445,696
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	775,002
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	802,184
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	537,630
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.512%	07/15/2041	#	750,000	809,303
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	1,019,672
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ
6.203%	06/15/2045	#	1,000,000	917,358

				27,031,143

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
U.S. Government Agency Mortgage-Backed Securities—33.1%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027-
	10/01/2029		$312,113	$363,775
7.000%	02/01/2016-
	09/01/2036		758,675	872,965
6.500%	07/01/2014-
	01/01/2039		3,711,029	4,169,462
6.043%	01/01/2037	#	894,220	971,340
6.000%	11/01/2016-
	10/01/2038		10,343,414	11,416,409
5.760%	01/01/2037	#	229,582	247,324
5.618%	02/01/2037	#	371,174	401,704
5.500%	02/01/2018-
	08/01/2039		16,648,030	18,076,374
5.000%	05/01/2018-
	04/01/2041		23,531,061	25,129,091
4.500%	08/01/2018-
	06/01/2041		28,951,868	30,119,706
4.000%	05/01/2019-
	02/01/2041		16,945,945	17,220,336
3.500%	10/01/2025-
	10/01/2040		4,695,710	4,702,359
Federal National Mortgage Association
7.500%	06/01/2030-
	07/01/2031		28,561	33,532
7.000%	03/01/2030-
	04/01/2038		1,680,193	1,937,534
6.500%	02/01/2017-
	10/01/2039		4,522,556	5,132,575
6.000%	04/01/2014-
	11/01/2039		16,665,703	18,377,875
5.623%	01/01/2037	#	1,356,098	1,458,855
5.574%	03/01/2037	#	2,417,015	2,566,299
5.500%	01/01/2018-
	05/01/2040		28,460,096	30,934,669
5.224%	02/01/2037	#	128,064	135,428
5.000%	03/01/2018-
	04/01/2041		30,521,549	32,614,898
4.500%	03/01/2018-
	10/01/2040		38,774,752	40,411,165
4.000%	08/01/2018-
	06/01/2041		30,664,738	31,142,835
3.650%	05/01/2041	#	499,656	521,247
3.570%	08/01/2040	#	423,964	442,305
3.500%	08/01/2025-
	01/01/2041		7,777,831	7,827,893
3.450%	02/01/2041	#	296,936	302,822
3.228%	07/01/2040	#	861,088	897,226
3.139%	06/01/2040	#	338,335	349,284
2.891%	10/01/2035	#	855,190	897,509
2.587%	05/01/2035	#	282,748	298,291
2.405%	05/01/2035	#	738,643	774,712
Federal National Mortgage Association TBA
5.000%	07/25/2041		300,000	318,797
4.500%	07/25/2041		1,000,000	1,034,844
Government National Mortgage Association
7.500%	12/15/2029-
	05/15/2032		421,350	496,492

Coupon Rate	Maturity Date		Face	Value

7.000%	09/15/2037		$49,210	$57,193
6.500%	03/15/2026 -
	01/15/2039		2,067,946	2,356,810
6.000%	02/15/2033-
	12/15/2039		5,524,796	6,171,064
5.500%	01/15/2024-
	07/20/2040		8,867,309	9,796,625
5.000%	05/15/2033-
	07/20/2040		19,057,442	20,720,616
4.500%	07/15/2038-
	03/20/2041		24,988,148	26,451,610
4.000%	08/15/2024-
	05/15/2041		10,428,006	10,692,934
3.500%	12/15/2025-
	01/20/2041		741,763	736,766
3.500%	12/20/2040	#	487,972	511,216
3.000%	02/20/2041	#	494,294	510,793
2.500%	11/20/2040-
	12/20/2040	#	984,410	1,005,049
Government National Mortgage Association TBA
5.000%	07/15/2041		200,000	216,656
4.500%	07/15/2041		700,000	738,938
4.000%	07/15/2041		300,000	305,672

				372,869,874

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $383,057,097)				399,901,017

U.S. TREASURY OBLIGATIONS—32.3%
U.S. Treasury Bonds—5.9%
U.S. Treasury Bond
11.250%	02/15/2015	†	1,300,000	1,767,493
9.875%	11/15/2015	†	2,550,000	3,463,616
9.125%	05/15/2018	†	1,060,000	1,520,935
8.750%	05/15/2017-
	08/15/2020	†	2,610,000	3,709,576
8.500%	02/15/2020	†	1,221,000	1,754,615
8.125%	05/15/2021-
	08/15/2021		2,180,000	3,114,625
8.125%	08/15/2019	†	2,260,000	3,163,471
8.000%	11/15/2021		1,320,000	1,879,763
7.625%	02/15/2025		600,000	854,719
7.500%	11/15/2024	†	475,000	669,008
7.250%	08/15/2022	†	1,130,000	1,540,155
7.125%	02/15/2023		723,000	979,326
6.875%	08/15/2025		1,000,000	1,344,531
6.500%	11/15/2026		800,000	1,045,125
6.250%	05/15/2030		800,000	1,032,375
6.250%	08/15/2023	†	2,200,000	2,791,250
6.125%	11/15/2027		700,000	885,172
6.000%	02/15/2026		565,000	703,337
5.375%	02/15/2031		600,000	703,313
5.000%	05/15/2037		710,000	788,766
4.750%	02/15/2037-
	02/15/2041		3,200,000	3,406,812
4.625%	02/15/2040		3,100,000	3,232,720
4.500%	02/15/2036-
	08/15/2039		5,400,000	5,543,531
4.375%	02/15/2038-
	05/15/2041		10,270,000	10,277,191
4.250%	05/15/2039-
	11/15/2040		5,700,000	5,581,922
3.875%	08/15/2040		3,000,000	2,747,343
3.500%	02/15/2039		2,100,000	1,803,703

				66,304,393

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)
U.S. Treasury Notes—26.4%
U.S. Treasury Note
5.125%	05/15/2016		$700,000	$813,641
4.875%	08/15/2016		1,600,000	1,844,750
4.750%	05/15/2014-
	08/15/2017		3,010,000	3,399,519
4.625%	07/31/2012-
	02/15/2017		3,260,000	3,626,830
4.500%	11/15/2015-
	02/15/2016		1,440,000	1,628,044
4.375%	08/15/2012		2,000,000	2,092,656
4.250%	09/30/2012-
	11/15/2017		11,080,000	12,105,325
4.250%	08/15/2014	†	1,655,000	1,829,422
4.125%	08/31/2012-
	05/15/2015		3,780,000	4,049,367
4.000%	11/15/2012-
	08/15/2018		7,850,000	8,550,579
3.875%	10/31/2012		2,000,000	2,094,766
3.875%	02/15/2013-
	05/15/2018	†	2,555,000	2,759,124
3.750%	11/15/2018		3,100,000	3,358,658
3.625%	08/15/2019-
	02/15/2021	†	7,950,000	8,355,775
3.625%	12/31/2012-
	02/15/2020		7,920,000	8,374,174
3.500%	05/31/2013-
	05/15/2020		7,835,000	8,264,585
3.375%	06/30/2013-
	11/15/2019		6,375,000	6,708,269
3.375%	11/30/2012	†	1,800,000	1,877,344
3.250%	06/30/2016-
	12/31/2016		3,000,000	3,211,875
3.250%	03/31/2017	†	2,500,000	2,662,890
3.125%	01/31/2017-
	05/15/2021	†	5,300,000	5,399,555
3.125%	08/31/2013-
	05/15/2019		11,555,000	12,125,084
3.000%	08/31/2016-
	02/28/2017		4,100,000	4,324,993
2.875%	03/31/2018		600,000	618,188
2.750%	10/31/2013-
	02/15/2019		11,230,000	11,567,886
2.625%	06/30/2014-
	11/15/2020		15,450,000	15,827,542
2.625%	02/29/2016-
	08/15/2020	†	5,935,000	5,907,581
2.500%	03/31/2015	†	2,000,000	2,098,434
2.500%	03/31/2013-
	06/30/2017		6,400,000	6,631,019
2.375%	08/31/2014-
	07/31/2017		9,400,000	9,765,609
2.375%	10/31/2014-
	03/31/2016	†	4,075,000	4,251,265
2.250%	03/31/2016	†	2,200,000	2,263,089
2.250%	05/31/2014-
	11/30/2017		6,100,000	6,264,227
2.125%	11/30/2014-
	02/29/2016		6,900,000	7,122,546
2.125%	12/31/2015	†	2,500,000	2,566,797

Coupon Rate	Maturity Date		Face	Value

2.000%	11/30/2013-
	04/30/2016		$5,500,000	$5,626,925
1.875%	02/28/2014-
	10/31/2017		12,825,000	12,866,417
1.750%	08/15/2012-
	05/31/2016		14,000,000	14,294,387
1.500%	07/15/2012	†	2,000,000	2,026,406
1.500%	12/31/2013		2,350,000	2,400,856
1.375%	09/15/2012-
	11/30/2015		16,769,000	16,977,209
1.375%	02/15/2013	†	1,750,000	1,778,096
1.250%	09/30/2015-
	10/31/2015		5,500,000	5,460,314
1.250%	03/15/2014-
	08/31/2015	†	7,000,000	7,054,179
1.125%	12/15/2012-
	06/15/2013		4,600,000	4,656,590
1.000%	05/15/2014	†	2,000,000	2,013,594
1.000%	07/15/2013-
	01/15/2014		4,250,000	4,292,241
0.750%	09/15/2013	†	2,000,000	2,009,844
0.750%	03/31/2013-
	06/15/2014		6,600,000	6,626,643
0.625%	12/31/2012	†	2,000,000	2,008,516
0.625%	07/31/2012-
	04/30/2013		7,000,000	7,028,209
0.500%	11/30/2012-
	10/15/2013	†	6,500,000	6,506,153
0.500%	11/15/2013		2,000,000	1,995,470
0.375%	09/30/2012	†	2,000,000	2,002,578
0.375%	08/31/2012-
	06/30/2013		5,500,000	5,504,319

				297,470,354

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $360,463,014)				363,774,747

GOVERNMENT RELATED OBLIGATIONS—11.4%
U.S. Government Agencies—5.8%
Federal Farm Credit Bank
2.950%	12/13/2018		200,000	197,437
2.120%	09/08/2016		350,000	346,762
Federal Home Loan Bank
5.375%	05/18/2016	†	2,000,000	2,322,336
5.250%	06/18/2014	†	1,000,000	1,127,854
4.875%	09/08/2017		1,250,000	1,430,075
4.750%	12/16/2016	†	1,000,000	1,136,072
4.500%	11/15/2012	†	2,500,000	2,638,493
4.000%	01/13/2021		500,000	500,014
3.625%	10/18/2013		900,000	961,116
3.125%	12/13/2013		500,000	529,571
2.000%	12/09/2014		500,000	503,653
1.750%	08/22/2012		2,400,000	2,438,839
0.800%	11/18/2013		250,000	250,230
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032		1,050,000	1,298,952
6.000%	04/16/2037		600,000	616,625
5.500%	07/18/2016		1,000,000	1,163,856
5.000%	01/30/2014		600,000	664,523
4.875%	06/13/2018		1,000,000	1,138,279
4.500%	01/15/2013-
	04/02/2014		3,150,000	3,412,980

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
4.500%	01/15/2015	†	$350,000	$388,946
4.375%	07/17/2015	†	1,400,000	1,554,140
4.125%	09/27/2013	†	1,000,000	1,078,560
3.750%	06/28/2013		2,710,000	2,889,687
3.000%	07/14/2016		250,000	250,224
2.875%	02/09/2015		1,000,000	1,053,920
2.125%	09/21/2012		1,000,000	1,021,787
1.625%	04/15/2013	†	500,000	510,549
1.375%	10/18/2013		500,000	501,521
1.350%	12/30/2014		500,000	498,688
1.200%	04/28/2014	†	200,000	200,120
1.150%	10/07/2013		500,000	501,250
1.125%	07/27/2012	†	1,000,000	1,008,226
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	339,186
Federal National Mortgage Association
7.250%	05/15/2030		700,000	946,004
6.625%	11/15/2030		500,000	633,447
6.250%	05/15/2029	†	740,000	901,005
6.000%	04/18/2036		250,000	273,563
5.375%	04/11/2022		880,000	910,708
5.000%	03/15/2016	†	900,000	1,026,741
5.000%	05/11/2017		650,000	744,465
4.875%	12/15/2016	†	1,000,000	1,135,964
4.625%	10/15/2013		900,000	981,994
4.375%	09/15/2012-
	03/15/2013	†	3,600,000	3,822,624
4.000%	09/30/2025		550,000	541,761
3.625%	02/12/2013		900,000	945,563
2.750%	02/05/2014	†	2,000,000	2,104,330
2.750%	03/13/2014-
	03/28/2016		2,750,000	2,859,521
2.625%	11/20/2014		1,000,000	1,049,559
2.000%	08/24/2015-
	03/28/2016		600,000	599,690
1.800%	02/08/2013		500,000	500,819
1.750%	05/07/2013	†	1,000,000	1,022,936
1.750%	11/17/2015		100,000	99,586
1.550%	08/12/2014-
	10/27/2015		500,000	498,280
1.500%	08/26/2014-
	09/08/2014		750,000	755,877
1.375%	07/19/2013		500,000	500,258
1.250%	07/29/2013		450,000	450,361
1.000%	09/20/2013-
	10/18/2013		1,000,000	1,004,186
0.750%	12/18/2013		1,000,000	1,000,463
0.550%	11/01/2012		400,000	400,432
0.500%	10/30/2012		1,000,000	1,001,962
0.000%	06/01/2017		1,000,000	860,347
Financing Corp. Fico
8.600%	09/26/2019		500,000	694,621
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	719,353
Tennessee Valley Authority
5.250%	09/15/2039		500,000	531,398
Tennessee Valley Authority, Series E
6.250%	12/15/2017	†	1,200,000	1,453,308

				65,445,597

Coupon Rate	Maturity Date	Face	Value

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.5%
Ally Financial, Inc.
2.200%	12/19/2012	$750,000	$769,414
Bank of America Corp., Series L MTN
3.125%	06/15/2012	1,500,000	1,541,373
Citigroup Funding, Inc.
1.875%	10/22/2012	1,000,000	1,019,775
General Electric Capital Corp., Series G MTN
2.625%	12/28/2012	1,000,000	1,030,605
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012	1,000,000	1,028,303

			5,389,470

Non-U.S. Government Agencies—1.1%
Export Development Canada (Canada)
2.250%	05/28/2015	300,000	309,459
1.500%	05/15/2014	300,000	304,854
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015	500,000	539,971
Japan Finance Corp. (Japan)
2.500%	05/18/2016	400,000	403,676
2.125%	11/05/2012	500,000	508,206
1.500%	07/06/2012	500,000	501,943
Korea Development Bank (Korea, Republic of)
8.000%	01/23/2014	500,000	569,436
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017	1,000,000	1,136,784
4.500%	07/16/2018	500,000	554,417
4.125%	10/15/2014	1,000,000	1,091,789
3.250%	03/15/2013	750,000	783,787
2.625%	03/03/2015	750,000	783,604
1.875%	01/14/2013	200,000	204,227
1.375%	01/13/2014	300,000	303,054
Kreditanstalt fuer Wiederaufbau MTN (Germany)
2.750%	09/08/2020	500,000	479,027
Landwirtschaftliche Rentenbank (Germany)
4.875%	11/16/2015	750,000	844,891
4.125%	07/15/2013	150,000	160,501
Oesterreichische Kontrollbank AG MTN (Austria)
1.750%	03/11/2013	200,000	203,805
Pemex Project Funding Master Trust
6.625%	06/15/2035	500,000	529,512
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018	250,000	309,376
6.750%	01/27/2041	300,000	321,634
6.125%	10/06/2016	500,000	559,159
5.375%	01/27/2021	300,000	309,543
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017	500,000	566,742

			12,279,397

Sovereign Debt—1.2%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	260,000	355,160
10.125%	05/15/2027	635,000	996,950
8.875%	04/15/2024	400,000	573,000
7.875%	03/07/2015	455,000	551,005
7.125%	01/20/2037	460,000	570,400
Canada Government International Bond (Canada)
2.375%	09/10/2014	500,000	520,685
Chile Government International Bond (Chile)
3.875%	08/05/2020	500,000	505,500

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Colombia Government International Bond (Colombia)
11.750%	02/25/2020		$200,000	$310,400
10.750%	01/15/2013		300,000	345,000
7.375%	09/18/2037		200,000	253,000
Israel Government AID Bond (Israel)
5.500%	04/26/2024		350,000	406,659
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	534,500
5.875%	02/17/2014		500,000	556,750
Panama Government International Bond (Panama)
7.250%	03/15/2015		300,000	354,900
Peruvian Government International Bond (Peru)
6.550%	03/14/2037		500,000	560,250
Poland Government International Bond (Poland)
5.125%	04/21/2021		300,000	310,875
3.875%	07/16/2015		300,000	310,575
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	198,135
Republic of Italy (Italy)
6.875%	09/27/2023		250,000	284,127
5.375%	06/15/2033		500,000	489,330
4.375%	06/15/2013		1,000,000	1,055,399
Republic of Korea (Korea, Republic of)
5.750%	04/16/2014		500,000	552,972
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	598,750
State of Israel (Israel)
5.500%	11/09/2016		600,000	672,934
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	1,046,250
United Mexican States MTN (Mexico)
8.300%	08/15/2031		500,000	690,000

				13,603,506

Supranational—1.3%
African Development Bank, Series GDIF
1.750%	10/01/2012		710,000	721,059
Asian Development Bank
2.750%	05/21/2014		100,000	104,758
Asian Development Bank MTN
3.625%	09/05/2013		800,000	849,805
2.500%	03/15/2016	†	400,000	412,313
Corp. Andina de Fomento
3.750%	01/15/2016		300,000	305,653
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016		500,000	515,121
European Investment Bank
5.125%	09/13/2016-
	05/30/2017		1,000,000	1,147,363
4.625%	05/15/2014		500,000	549,715
3.375%	06/12/2013		500,000	525,900
3.000%	04/08/2014		500,000	526,059
2.875%	09/15/2020		500,000	481,695
2.125%	07/15/2016		500,000	502,211
1.875%	06/17/2013		1,000,000	1,023,203
1.750%	09/14/2012		500,000	507,576
1.625%	03/15/2013		400,000	406,753
1.500%	05/15/2014		500,000	505,752
1.250%	02/14/2014		500,000	503,572

Coupon Rate	Maturity Date		Face	Value

Inter-American Development Bank
2.250%	07/15/2015	†	$200,000	$204,665
1.625%	07/15/2013		500,000	510,633
Inter-American Development Bank MTN
3.875%	02/14/2020		500,000	530,860
3.500%	03/15/2013	†	500,000	525,119
1.750%	10/22/2012	†	300,000	305,139
International Bank for Reconstruction & Development
2.375%	05/26/2015		200,000	206,808
2.125%	03/15/2016	†	500,000	507,874
1.750%	07/15/2013	†	1,000,000	1,025,441
1.125%	08/25/2014		500,000	503,154
0.800%	07/13/2012		300,000	301,388
International Finance Corp. MTN
2.125%	11/17/2017		500,000	491,727
Nordic Investment Bank
2.500%	07/15/2015		500,000	519,657

				15,220,973

U.S. Municipal Bonds—1.1%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050		400,000	452,916
Bay Area Toll Authority Revenue Bonds (California)
6.263%	04/01/2049		400,000	430,784
California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	572,680
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	436,492
City of New York General Obligation Bonds (New York)
5.517%	10/01/2037		100,000	99,691
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		200,000	201,430
Dallas Area Rapid Transit Revenue Bonds (Texas)
5.022%	12/01/2048		300,000	285,024
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042		200,000	209,936
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044		300,000	309,993
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035		300,000	328,059
Government Development Bank for Puerto Rico Revenue Bonds (Puerto Rico), Series 2011 B ()
4.704%	05/01/2016		400,000	401,928
3.670%	05/01/2014		400,000	400,944
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033		1,100,000	936,892
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029		200,000	201,800
5.750%	07/01/2034		300,000	295,989
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034		300,000	315,426
Metropolitan Transportation Authority Revenue Bonds (New York)
6.814%	11/15/2040		400,000	440,880
6.648%	11/15/2039		100,000	106,117
6.548%	11/15/2031		200,000	216,554

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057	$300,000	$287,898
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	500,000	557,425
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
7.102%	01/01/2041	500,000	581,880
4.252%	01/01/2016	25,000	27,133
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042	200,000	207,226
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040	200,000	205,932
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	215,610
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	285,330
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	225,238
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	325,797
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	276,991
State of California General Obligation Bonds (California)
7.625%	03/01/2040	300,000	345,663
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	212,192
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	306,630
State of Illinois General Obligation Bonds (Illinois)
4.961%	03/01/2016	300,000	310,440
State of Texas General Obligation Bonds (Texas)
5.517%	04/01/2039	400,000	419,300
4.681%	04/01/2040	300,000	278,784
University of California Revenue Bonds (California)
6.548%	05/15/2048	300,000	314,892

			12,027,896

Non-U.S. Regional Authority Bonds—0.4%
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	345,283
Landesbank Baden-Wuerttemberg (Germany)
7.625%	02/01/2023	200,000	243,066
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013	350,000	389,204
Province of British Columbia (Canada)
2.850%	06/15/2015	200,000	209,967
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	500,000	566,060
Province of Nova Scotia (Canada)
2.375%	07/21/2015	300,000	307,734

Coupon Rate	Maturity Date		Face	Value

Province of Ontario (Canada)
5.450%	04/27/2016		$1,000,000	$1,147,088
4.500%	02/03/2015		400,000	441,704
4.400%	04/14/2020		200,000	212,507
2.700%	06/16/2015		200,000	207,714
1.375%	01/27/2014		300,000	301,961
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	259,468
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	97,721

				4,729,477

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $124,135,172)				128,696,316

ASSET-BACKED SECURITIES—0.2%
Automobile—0.1%
Ally Auto Receivables Trust Series 2010-5, Class A3
1.110%	01/15/2015		750,000	754,119

Credit Card—0.1%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,745,165

Other—0.0%
PSE&G Transition Funding LLC Series 2001-1, Class A6
6.610%	06/15/2015		180,441	192,174

TOTAL ASSET-BACKED SECURITIES
(Cost $2,634,199)				2,691,458

CERTIFICATES OF DEPOSIT—0.1%
Commercial Banks—0.1%
Royal Bank of Canada
2.250%	03/15/2013
(Cost $515,630)			500,000	514,205

			Shares	Value
MONEY MARKET FUNDS—9.7%
Institutional Money Market Funds—9.7%
Dreyfus Institutional Cash
Advantage Fund, 0.15%		††µ	18,000,000	18,000,000
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class,
0.17%		µ	4,360,367	4,360,367
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class,
0.17%		††µ	15,160,263	15,160,263
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class,
0.13%		††µ	18,000,000	18,000,000
Short-Term Investments Trust Liquid Assets Portfolio,
0.00%		††µ	18,000,000	18,000,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market
Fund—Select Class, 0.11%	††µ	18,000,000	$18,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	18,000,000	18,000,000

TOTAL MONEY MARKET FUNDS
(Cost $109,520,630)			109,520,630

TOTAL INVESTMENTS—108.9%
(Cost $1,186,454,774)			1,226,779,215
Other assets less liabilities—(8.9%)			(100,279,758)

NET ASSETS—100.0%			$1,126,499,457

Notes to the Schedule of Investments:

MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $3,244,752, which represents 0.3% of Net Assets.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—99.1%
Aerospace & Defense—2.8%
Boeing Co. (The)		24,199	$1,789,032
General Dynamics Corp.		12,201	909,219
Goodrich Corp.		4,185	399,668
Honeywell International, Inc.		25,794	1,537,064
ITT Corp.		5,812	342,501
L-3 Communications Holdings, Inc.		3,715	324,877
Lockheed Martin Corp.		9,396	760,794
Northrop Grumman Corp.	†	9,753	676,371
Precision Castparts Corp.		4,605	758,213
Raytheon Co.		11,917	594,062
Rockwell Collins, Inc.	†	5,022	309,807
Textron, Inc.	†	9,147	215,961
United Technologies Corp.		30,133	2,667,072

			11,284,641

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		5,367	423,134
Expeditors International of Washington, Inc.		7,127	364,831
FedEx Corp.		10,160	963,676
United Parcel Service, Inc., Class B		32,349	2,359,213

			4,110,854

Airlines—0.1%
Southwest Airlines Co.		25,882	295,572

Auto Components—0.3%
Goodyear Tire & Rubber Co. (The)	*	7,170	120,241
Johnson Controls, Inc.		21,794	907,938

			1,028,179

Automobiles—0.5%
Ford Motor Co.	*	123,585	1,704,237
Harley-Davidson, Inc.		7,505	307,480

			2,011,717

Beverages—2.5%
Brown-Forman Corp., Class B	†	3,358	250,809
Coca-Cola Co. (The)		75,041	5,049,509
Coca-Cola Enterprises, Inc.		10,815	315,582
Constellation Brands, Inc., Class A	*	6,458	134,455
Dr. Pepper Snapple Group, Inc.	†	7,442	312,043
Molson Coors Brewing Co., Class B		5,028	224,953
PepsiCo, Inc.		51,898	3,655,176

			9,942,527

Biotechnology—1.2%
Amgen, Inc.	*	30,836	1,799,281
Biogen Idec, Inc.	*	7,862	840,605
Celgene Corp.	*	15,329	924,645
Cephalon, Inc.	*	2,526	201,827
Gilead Sciences, Inc.	*	26,521	1,098,235

			4,864,593

Building Products—0.0%
Masco Corp.	†	10,878	130,862

		Shares	Value

Capital Markets—2.3%
Ameriprise Financial, Inc.		8,127	$468,765
Bank of New York Mellon Corp. (The)		40,410	1,035,304
BlackRock, Inc.		3,120	598,447
Charles Schwab Corp. (The)		32,391	532,832
E*Trade Financial Corp.	*	8,183	112,925
Federated Investors, Inc., Class B	†	2,838	67,658
Franklin Resources, Inc.	†	4,782	627,829
Goldman Sachs Group, Inc. (The)		17,000	2,262,530
Invesco Ltd.		14,822	346,835
Janus Capital Group, Inc.		5,927	55,951
Legg Mason, Inc.		5,075	166,257
Morgan Stanley		50,469	1,161,292
Northern Trust Corp.		7,701	353,938
State Street Corp.		16,251	732,758
T. Rowe Price Group, Inc.		8,601	518,984

			9,042,305

Chemicals—2.2%
Air Products & Chemicals, Inc.		6,874	657,017
Airgas, Inc.		2,441	170,968
CF Industries Holdings, Inc.		2,339	331,366
Dow Chemical Co. (The)		38,147	1,373,292
E.I. Du Pont de Nemours & Co.		30,102	1,627,013
Eastman Chemical Co.		2,451	250,174
Ecolab, Inc.	†	7,552	425,782
FMC Corp.		2,512	216,082
International Flavors & Fragrances, Inc.		2,537	162,977
Monsanto Co.		17,793	1,290,704
PPG Industries, Inc.		5,518	500,979
Praxair, Inc.	†	9,974	1,081,082
Sherwin-Williams Co. (The)		3,050	255,803
Sigma-Aldrich Corp.		3,803	279,064

			8,622,303

Commercial Banks—2.7%
BB&T Corp.		22,869	613,804
Comerica, Inc.		5,923	204,758
Fifth Third Bancorp		29,930	381,607
First Horizon National Corp.		8,525	81,328
Huntington Bancshares, Inc./Ohio		27,946	183,326
KeyCorp		31,081	258,905
M&T Bank Corp.	†	4,107	361,211
Marshall & Ilsley Corp.		16,636	132,589
PNC Financial Services Group, Inc.		17,070	1,017,543
Regions Financial Corp.		40,205	249,271
SunTrust Banks, Inc.		17,569	453,280
U.S. Bancorp		62,561	1,595,931
Wells Fargo & Co.		173,396	4,865,492
Zions Bancorporation	†	5,936	142,523

			10,541,568

Commercial Services & Supplies—0.5%
Avery Dennison Corp.		3,386	130,801
Cintas Corp.		4,626	152,797
Iron Mountain, Inc.	†	6,512	221,994
Pitney Bowes, Inc.		7,101	163,252
R.R. Donnelley & Sons Co.	†	6,781	132,975
Republic Services, Inc.		10,271	316,860

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Stericycle, Inc.	*	2,698	$240,446
Waste Management, Inc.	†	15,740	586,630

			1,945,755

Communications Equipment—2.0%
Cisco Systems, Inc.		181,018	2,825,691
F5 Networks, Inc.	*	2,505	276,176
Harris Corp.		4,085	184,070
JDS Uniphase Corp.	*	7,658	127,582
Juniper Networks, Inc.	*	17,428	548,982
Motorola Mobility Holdings, Inc.	*†	9,409	207,375
Motorola Solutions, Inc.	*	10,754	495,114
QUALCOMM, Inc.		54,710	3,106,981
Tellabs, Inc.		12,447	57,381

			7,829,352

Computers & Peripherals—4.2%
Apple, Inc.	*	30,317	10,176,507
Dell, Inc.	*	53,960	899,513
EMC Corp.	*	67,075	1,847,916
Hewlett-Packard Co.		68,209	2,482,808
Lexmark International, Inc., Class A	*	2,870	83,976
NetApp, Inc.	*	11,768	621,115
SanDisk Corp.	*	7,717	320,256
Western Digital Corp.	*	7,676	279,253

			16,711,344

Construction & Engineering—0.2%
Fluor Corp.		5,633	364,230
Jacobs Engineering Group, Inc.	*	3,849	166,469
Quanta Services, Inc.	*	6,807	137,501

			668,200

Construction Materials—0.0%
Vulcan Materials Co.	†	4,015	154,698

Consumer Finance—0.8%
American Express Co.		34,382	1,777,550
Capital One Financial Corp.		14,787	764,044
Discover Financial Services		18,231	487,679
SLM Corp.		17,168	288,594

			3,317,867

Containers & Packaging—0.2%
Ball Corp.		5,788	222,606
Bemis Co., Inc.	†	3,365	113,670
Owens-Illinois, Inc.	*	5,235	135,115
Sealed Air Corp.		5,101	121,353

			592,744

Distributors—0.1%
Genuine Parts Co.		4,973	270,531

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	179,656
DeVry, Inc.		2,111	124,823
H&R Block, Inc.	†	10,479	168,083

			472,562

		Shares	Value

Diversified Financial Services—3.7%
Bank of America Corp.		330,781	$3,625,360
Citigroup, Inc.		95,738	3,986,530
CME Group, Inc.		2,188	637,999
IntercontinentalExchange, Inc.	*	2,472	308,283
JPMorgan Chase & Co.		130,099	5,326,253
Leucadia National Corp.		6,542	223,082
Moody’s Corp.		6,750	258,863
NASDAQ OMX Group, Inc. (The)	*	4,996	126,399
NYSE Euronext		8,746	299,725

			14,792,494

Diversified Telecommunication Services—2.7%
AT&T, Inc.		194,161	6,098,597
CenturyLink, Inc.		19,349	782,280
Frontier Communications Corp.	†	32,749	264,285
Verizon Communications, Inc.		92,431	3,441,206
Windstream Corp.		16,674	216,095

			10,802,463

Electric Utilities—1.8%
American Electric Power Co., Inc.		15,506	584,266
Duke Energy Corp.		43,619	821,346
Edison International		10,394	402,767
Entergy Corp.		5,918	404,081
Exelon Corp.		21,434	918,233
FirstEnergy Corp.		13,644	602,383
NextEra Energy, Inc.	†	13,746	789,845
Northeast Utilities		5,907	207,749
Pepco Holdings, Inc.	†	7,419	145,635
Pinnacle West Capital Corp.		3,328	148,362
PPL Corp.		18,447	513,380
Progress Energy, Inc.		9,523	457,199
Southern Co.		27,607	1,114,771

			7,110,017

Electrical Equipment—0.5%
Emerson Electric Co.		24,573	1,382,231
Rockwell Automation, Inc.		4,779	414,626
Roper Industries, Inc.		3,106	258,730

			2,055,587

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		5,737	309,741
Corning, Inc.		50,629	918,916
FLIR Systems, Inc.	†	5,021	169,258
Jabil Circuit, Inc.		6,753	136,411
Molex, Inc.		3,928	101,224

			1,635,550

Energy Equipment & Services—2.3%
Baker Hughes, Inc.		14,181	1,028,974
Cameron International Corp.	*	8,159	410,316
Diamond Offshore Drilling, Inc.	†	2,210	155,606
FMC Technologies, Inc.	*†	7,656	342,912
Halliburton Co.		29,836	1,521,636
Helmerich & Payne, Inc.		3,364	222,428
Nabors Industries Ltd. (Bermuda)	*	9,642	237,579
National Oilwell Varco, Inc.		13,863	1,084,225

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Noble Corp. (Switzerland)		8,339	$328,640
Rowan Cos., Inc.	*	4,110	159,509
Schlumberger Ltd.		44,418	3,837,715

			9,329,540

Food & Staples Retailing—2.3%
Costco Wholesale Corp.		14,305	1,162,138
CVS Caremark Corp.		44,408	1,668,853
Kroger Co. (The)		20,793	515,667
Safeway, Inc.	†	12,573	293,831
SUPERVALU, Inc.	†	7,553	71,074
Sysco Corp.		19,557	609,787
Walgreen Co.		30,270	1,285,264
Wal-Mart Stores, Inc.		62,710	3,332,409
Whole Foods Market, Inc.		4,794	304,179

			9,243,202

Food Products—1.8%
Archer-Daniels-Midland Co.		22,275	671,591
Campbell Soup Co.	†	6,126	211,653
ConAgra Foods, Inc.		13,490	348,177
Dean Foods Co.	*	6,452	79,166
General Mills, Inc.		20,967	780,392
H.J. Heinz Co.		10,469	557,788
Hershey Co. (The)		5,061	287,718
Hormel Foods Corp.	†	4,650	138,617
J.M. Smucker Co. (The)		3,807	291,007
Kellogg Co.		8,189	453,015
Kraft Foods, Inc., Class A		57,620	2,029,953
McCormick & Co., Inc.		4,418	219,000
Mead Johnson Nutrition Co.		6,505	439,413
Sara Lee Corp.		19,315	366,792
Tyson Foods, Inc., Class A		10,014	194,472

			7,068,754

Gas Utilities—0.1%
Nicor, Inc.		1,395	76,363
Oneok, Inc.		3,325	246,083

			322,446

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.		18,743	1,118,770
Becton Dickinson and Co.		7,250	624,732
Boston Scientific Corp.	*	48,118	332,495
C.R. Bard, Inc.		2,796	307,169
CareFusion Corp.	*	7,217	196,086
Covidien plc (Ireland)		16,300	867,649
DENTSPLY International, Inc.		4,513	171,855
Edwards Lifesciences Corp.	*	3,751	327,012
Intuitive Surgical, Inc.	*†	1,297	482,627
Medtronic, Inc.		35,243	1,357,913
St. Jude Medical, Inc.		10,668	508,650
Stryker Corp.		11,023	646,940
Varian Medical Systems, Inc.	*	3,908	273,638
Zimmer Holdings, Inc.	*	6,576	415,603

			7,631,139

Health Care Providers & Services—2.2%
Aetna, Inc.		12,484	550,420
AmerisourceBergen Corp.		9,315	385,641
Cardinal Health, Inc.		11,476	521,240
CIGNA Corp.		9,237	475,059

		Shares	Value

Coventry Health Care, Inc.	*	4,426	$161,416
DaVita, Inc.	*	3,186	275,940
Express Scripts, Inc.	*	17,218	929,428
Humana, Inc.		5,695	458,675
Laboratory Corp. of America Holdings	*	3,448	333,732
McKesson Corp.		8,268	691,618
Medco Health Solutions, Inc.	*	13,268	749,907
Patterson Cos., Inc.		2,852	93,802
Quest Diagnostics, Inc.	†	4,972	293,845
Tenet Healthcare Corp.	*	14,819	92,471
UnitedHealth Group, Inc.		35,912	1,852,341
WellPoint, Inc.		12,313	969,895

			8,835,430

Health Care Technology—0.1%
Cerner Corp.	*	4,670	285,384

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		13,990	526,444
Chipotle Mexican Grill, Inc.	*	1,014	312,505
Darden Restaurants, Inc.		4,663	232,031
International Game Technology		9,205	161,824
Marriott International, Inc., Class A		9,303	330,163
McDonald’s Corp.		34,126	2,877,504
Starbucks Corp.		24,135	953,091
Starwood Hotels & Resorts Worldwide, Inc.		6,332	354,845
Wyndham Worldwide Corp.		6,076	204,457
Wynn Resorts Ltd.		2,444	350,812
Yum! Brands, Inc.		15,149	836,831

			7,140,507

Household Durables—0.3%
D.R. Horton, Inc.		7,975	91,872
Fortune Brands, Inc.		5,116	326,247
Harman International Industries, Inc.		2,000	91,140
Leggett & Platt, Inc.	†	5,276	128,629
Lennar Corp., Class A		5,349	97,084
Newell Rubbermaid, Inc.		9,337	147,338
Pulte Group, Inc.	*†	11,419	87,470
Whirlpool Corp.		2,518	204,764

			1,174,544

Household Products—2.1%
Clorox Co.		4,707	317,440
Colgate-Palmolive Co.	†	16,126	1,409,574
Kimberly-Clark Corp.		12,920	859,955
Procter & Gamble Co. (The)		91,356	5,807,501

			8,394,470

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	21,242	270,623
Constellation Energy Group, Inc.		6,423	243,817
NRG Energy, Inc.	*	8,174	200,917

			715,357

Industrial Conglomerates—2.4%
3M Co.		23,285	2,208,582
General Electric Co.		347,213	6,548,437
Tyco International Ltd. (Switzerland)		15,500	766,165

			9,523,184

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Insurance—3.7%
ACE Ltd. (Switzerland)		11,000	$724,020
Aflac, Inc.		15,227	710,796
Allstate Corp. (The)		17,794	543,251
American International Group, Inc.	*†	14,242	417,575
AON Corp.		10,696	548,705
Assurant, Inc.		3,628	131,588
Berkshire Hathaway, Inc., Class B	*	56,574	4,378,262
Chubb Corp.	†	9,973	624,410
Cincinnati Financial Corp.		5,643	164,663
Genworth Financial, Inc., Class A	*	16,334	167,913
Hartford Financial Services Group, Inc.		14,732	388,483
Lincoln National Corp.		10,294	293,276
Loews Corp.		10,425	438,788
Marsh & McLennan Cos., Inc.		17,937	559,455
MetLife, Inc.		34,354	1,507,110
Principal Financial Group, Inc.		10,148	308,702
Progressive Corp. (The)		21,649	462,856
Prudential Financial, Inc.		15,793	1,004,277
Torchmark Corp.		2,839	182,093
Travelers Cos., Inc. (The)		14,178	827,712
Unum Group		10,175	259,259
XL Group plc (Ireland)		10,674	234,614

			14,877,808

Internet & Catalog Retail—1.0%
Amazon.com, Inc.	*	11,641	2,380,468
Expedia, Inc.		6,542	189,653
Netflix, Inc.	*†	1,430	375,647
priceline.com, Inc.	*	1,626	832,398

			3,778,166

Internet Software & Services—1.6%
Akamai Technologies, Inc.	*	5,766	181,456
eBay, Inc.	*	37,608	1,213,610
Google, Inc., Class A	*	8,241	4,173,078
Monster Worldwide, Inc.	*	4,065	59,593
VeriSign, Inc.		5,701	190,755
Yahoo! Inc.	*	43,665	656,722

			6,475,214

IT Services—3.2%
Automatic Data Processing, Inc.		16,299	858,631
Cognizant Technology Solutions Corp., Class A	*	9,934	728,560
Computer Sciences Corp.		5,168	196,177
Fidelity National Information Services, Inc.		8,254	254,141
Fiserv, Inc.	*	4,834	302,753
International Business Machines Corp.		39,729	6,815,510
Mastercard, Inc., Class A		3,137	945,304
Paychex, Inc.	†	10,243	314,665
SAIC, Inc.	*	9,268	155,888
Teradata Corp.	*	5,336	321,227
Total System Services, Inc.		5,490	102,004
Visa, Inc., Class A		15,732	1,325,578
Western Union Co. (The)		21,565	431,947

			12,752,385

		Shares	Value

Leisure Equipment & Products—0.1%
Hasbro, Inc.		4,244	$186,439
Mattel, Inc.		12,211	335,680

			522,119

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	*	11,545	590,065
Life Technologies Corp.	*	6,099	317,575
PerkinElmer, Inc.		4,019	108,151
Thermo Fisher Scientific, Inc.	*	12,796	823,934
Waters Corp.	*	2,974	284,731

			2,124,456

Machinery—2.4%
Caterpillar, Inc.		21,124	2,248,861
Cummins, Inc.		6,431	665,544
Danaher Corp.		17,842	945,448
Deere & Co.		13,851	1,142,015
Dover Corp.		5,924	401,647
Eaton Corp.		11,110	571,610
Flowserve Corp.		1,878	206,374
Illinois Tool Works, Inc.		16,235	917,115
Ingersoll-Rand plc (Ireland)		10,900	494,969
Joy Global, Inc.		3,366	320,578
PACCAR, Inc.	†	11,811	603,424
Pall Corp.		3,958	222,558
Parker Hannifin Corp.		5,311	476,609
Snap-On, Inc.		1,846	115,338
Stanley Black & Decker, Inc.		5,362	386,332

			9,718,422

Media—3.3%
Cablevision Systems Corp., Class A		7,437	269,294
CBS Corp., Class B		21,597	615,298
Comcast Corp., Class A		91,050	2,307,207
DIRECTV, Class A	*	25,227	1,282,036
Discovery Communications, Inc., Class A	*	9,025	369,664
Gannett Co., Inc.		7,093	101,572
Interpublic Group of Cos., Inc. (The)		16,092	201,150
McGraw-Hill Cos., Inc. (The)		10,038	420,692
News Corp., Class A		74,288	1,314,898
Omnicom Group, Inc.		9,317	448,707
Scripps Networks Interactive, Inc.,
Class A		3,006	146,933
Time Warner Cable, Inc.		11,057	862,888
Time Warner, Inc.		35,775	1,301,137
Viacom, Inc., Class B		19,681	1,003,731
Walt Disney Co. (The)		61,790	2,412,282
Washington Post Co. (The), Class B	†	218	91,331

			13,148,820

Metals & Mining—1.1%
AK Steel Holding Corp.	†	4,204	66,255
Alcoa, Inc.		33,865	537,099
Allegheny Technologies, Inc.		3,302	209,578
Cliffs Natural Resources, Inc.		4,728	437,103
Freeport-McMoRan Copper & Gold, Inc.		30,774	1,627,945
Newmont Mining Corp.		15,946	860,606
Nucor Corp.		10,440	430,337

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Titanium Metals Corp.		2,725	$49,922
United States Steel Corp.		4,478	206,167

			4,425,012

Multiline Retail—0.7%
Big Lots, Inc.	*	2,659	88,146
Family Dollar Stores, Inc.		4,369	229,635
J.C. Penney Co., Inc.		7,046	243,369
Kohl’s Corp.		9,590	479,596
Macy’s, Inc.		14,108	412,518
Nordstrom, Inc.		5,299	248,735
Sears Holdings Corp.	*†	1,559	111,375
Target Corp.		23,116	1,084,371

			2,897,745

Multi-Utilities—1.3%
Ameren Corp.		8,026	231,470
CenterPoint Energy, Inc.		13,038	252,285
CMS Energy Corp.		7,916	155,866
Consolidated Edison, Inc.	†	9,344	497,475
Dominion Resources, Inc.		18,957	915,054
DTE Energy Co.		5,638	282,013
Integrys Energy Group, Inc.		2,588	134,162
NiSource, Inc.	†	8,838	178,969
PG&E Corp.		12,705	533,991
Public Service Enterprise Group, Inc.		16,379	534,611
SCANA Corp.		3,814	150,157
Sempra Energy		8,205	433,880
TECO Energy, Inc.	†	7,055	133,269
Wisconsin Energy Corp.		7,552	236,755
Xcel Energy, Inc.		15,732	382,288

			5,052,245

Office Electronics—0.1%
Xerox Corp.		45,690	475,633

Oil, Gas & Consumable Fuels—10.2%
Alpha Natural Resources, Inc.	*†	7,415	336,938
Anadarko Petroleum Corp.		16,306	1,251,649
Apache Corp.		12,440	1,534,972
Cabot Oil & Gas Corp.		3,632	240,838
Chesapeake Energy Corp.		21,536	639,404
Chevron Corp.		65,910	6,778,184
ConocoPhillips		46,379	3,487,237
CONSOL Energy, Inc.		7,547	365,879
Denbury Resources, Inc.	*	12,602	252,040
Devon Energy Corp.		14,198	1,118,944
El Paso Corp.		25,157	508,171
EOG Resources, Inc.		8,755	915,335
EQT Corp.		4,564	239,701
Exxon Mobil Corp.		161,580	13,149,380
Hess Corp.		9,907	740,647
Marathon Oil Corp.		23,004	1,211,851
Murphy Oil Corp.		6,084	399,476
Newfield Exploration Co.	*	4,380	297,928
Noble Energy, Inc.		5,791	519,047
Occidental Petroleum Corp.		26,523	2,759,453
Peabody Energy Corp.		8,830	520,175
Pioneer Natural Resources Co.		3,881	347,621
QEP Resources, Inc.		5,856	244,957
Range Resources Corp.		5,342	296,481
Southwestern Energy Co.	*	11,457	491,276

		Shares	Value

Spectra Energy Corp.		21,457	$588,136
Sunoco, Inc.		3,836	160,000
Tesoro Corp.	*†	4,285	98,169
Valero Energy Corp.		18,867	482,429
Williams Cos., Inc. (The)		19,364	585,761

			40,562,079

Paper & Forest Products—0.2%
International Paper Co.		14,482	431,853
MeadWestvaco Corp.		5,178	172,479

			604,332

Personal Products—0.2%
Avon Products, Inc.		13,632	381,696
Estee Lauder Cos., Inc. (The), Class A		3,737	393,095

			774,791

Pharmaceuticals—5.7%
Abbott Laboratories		50,954	2,681,200
Allergan, Inc.		9,964	829,503
Bristol-Myers Squibb Co.		56,133	1,625,612
Eli Lilly & Co.		33,106	1,242,468
Forest Laboratories, Inc.	*	9,192	361,613
Hospira, Inc.	*	5,541	313,953
Johnson & Johnson		89,745	5,969,837
Merck & Co., Inc.		101,187	3,570,889
Mylan, Inc.	*	14,173	349,648
Pfizer, Inc.		259,228	5,340,097
Watson Pharmaceuticals, Inc.	*	4,062	279,181

			22,564,001

Professional Services—0.1%
Dun & Bradstreet Corp.		1,587	119,882
Equifax, Inc.		4,486	155,754
Robert Half International, Inc.		5,293	143,070

			418,706

Real Estate Investment Trusts (REITs)—1.6%
Apartment Investment & Management Co., Class A REIT		3,454	88,181
AvalonBay Communities, Inc. REIT	†	2,776	356,438
Boston Properties, Inc. REIT	†	4,651	493,750
Equity Residential REIT		9,375	562,500
HCP, Inc. REIT	†	13,264	486,656
Health Care REIT, Inc. REIT	†	5,548	290,882
Host Hotels & Resorts, Inc. REIT		22,178	375,917
Kimco Realty Corp. REIT	†	13,174	245,563
Plum Creek Timber Co., Inc. REIT	†	5,220	211,619
ProLogis, Inc. REIT		13,892	497,889
Public Storage REIT		4,502	513,273
Simon Property Group, Inc. REIT		9,698	1,127,199
Ventas, Inc. REIT		5,257	277,097
Vornado Realty Trust REIT		5,245	488,729
Weyerhaeuser Co. REIT		17,506	382,681

			6,398,374

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc., Class A	*	9,194	$230,861

Road & Rail—0.9%
CSX Corp.		36,672	961,540
Norfolk Southern Corp.		11,608	869,787
Ryder System, Inc.		1,762	100,170
Union Pacific Corp.		16,237	1,695,143

			3,626,640

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc.	*†	17,355	121,312
Altera Corp.		10,550	488,993
Analog Devices, Inc.		9,959	389,795
Applied Materials, Inc.		44,415	577,839
Broadcom Corp., Class A	*	15,511	521,790
First Solar, Inc.	*†	1,746	230,943
Intel Corp.		174,205	3,860,383
KLA-Tencor Corp.		5,322	215,435
Linear Technology Corp.		7,535	248,806
LSI Corp.	*	19,354	137,801
MEMC Electronic Materials, Inc.	*†	7,971	67,993
Microchip Technology, Inc.	†	5,876	222,759
Micron Technology, Inc.	*	28,456	212,851
National Semiconductor Corp.		7,438	183,049
Novellus Systems, Inc.	*†	3,117	112,648
NVIDIA Corp.	*	19,212	306,143
Teradyne, Inc.	*†	6,358	94,098
Texas Instruments, Inc.		38,329	1,258,341
Xilinx, Inc.		8,358	304,816

			9,555,795

Software—3.7%
Adobe Systems, Inc.	*	16,632	523,076
Autodesk, Inc.	*	7,352	283,787
BMC Software, Inc.	*	5,758	314,963
CA, Inc.		12,683	289,680
Citrix Systems, Inc.	*	5,998	479,840
Compuware Corp.	*	7,422	72,439
Electronic Arts, Inc.	*	10,885	256,886
Intuit, Inc.	*	9,271	480,794
Microsoft Corp.		243,296	6,325,696
Oracle Corp.		127,756	4,204,450
Red Hat, Inc.	*	6,356	291,740
Salesforce.com, Inc.	*	3,945	587,726
Symantec Corp.	*	26,008	512,878

			14,623,955

Specialty Retail—1.8%
Abercrombie & Fitch Co., Class A		2,804	187,644
AutoNation, Inc.	*†	2,557	93,612
AutoZone, Inc.	*	892	263,006
Bed Bath & Beyond, Inc.	*	8,349	487,331

			Shares	Value

Best Buy Co., Inc.			10,804	$339,354
CarMax, Inc.		*	7,221	238,798
GameStop Corp., Class A		*†	4,873	129,963
Gap, Inc. (The)		†	12,917	233,798
Home Depot, Inc.			52,290	1,893,944
Limited Brands, Inc.			8,319	319,865
Lowe’s Cos., Inc.			42,841	998,624
O’Reilly Automotive, Inc.		*†	4,639	303,901
Ross Stores, Inc.			4,115	329,694
Staples, Inc.			24,150	381,570
Tiffany & Co.			4,254	334,024
TJX Cos., Inc.			13,083	687,250
Urban Outfitters, Inc.		*†	4,083	114,936

				7,337,314

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.			9,719	621,335
NIKE, Inc., Class B			12,609	1,134,558
Polo Ralph Lauren Corp.			2,129	282,327
V.F. Corp.		†	2,834	307,659

				2,345,879

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.			15,948	130,614
People’s United Financial, Inc.			12,543	168,578

				299,192

Tobacco—1.7%
Altria Group, Inc.			67,986	1,795,510
Lorillard, Inc.			4,916	535,205
Philip Morris International, Inc.			58,345	3,895,696
Reynolds American, Inc.			10,768	398,954

				6,625,365

Trading Companies & Distributors—0.2%
Fastenal Co.		†	9,572	344,496
W.W. Grainger, Inc.		†	1,952	299,925

				644,421

Wireless Telecommunication Services—0.3%
American Tower Corp., Class A		*	13,071	684,006
MetroPCS Communications, Inc.		*	8,843	152,188
Sprint Nextel Corp.		*	98,731	532,160

				1,368,354

TOTAL COMMON STOCKS
(Cost $258,928,900)				394,126,326

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.040%	09/22/2011
(Cost $319,967)		‡‡	$320,000	319,989

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

MONEY MARKET FUNDS—4.3%
Institutional Money Market Funds—4.3%
Dreyfus Institutional Cash
Advantage Fund, 0.15%	††µ	2,500,000	$2,500,000
Fidelity Institutional Money Market:
Money Market Portfolio—Institutional Class, 0.17%	µ	3,194,403	3,194,403
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	1,407,872	1,407,872
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	2,500,000	2,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	2,500,000	2,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	2,500,000	2,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	2,500,000	2,500,000

TOTAL MONEY MARKET FUNDS
(Cost $17,102,275)			17,102,275

TOTAL INVESTMENTS—103.5%
(Cost $276,351,142)			411,548,590
Other assets less liabilities—(3.5%)			(13,729,021)

NET ASSETS—100.0%			$397,819,569

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—99.3%
Aerospace & Defense—2.3%
AAR Corp.		1,489	$40,337
Alliant Techsystems, Inc.		1,550	110,561
American Science & Engineering, Inc.		435	34,800
BE Aerospace, Inc.	*†	2,393	97,658
Boeing Co. (The)		24,231	1,791,398
Ceradyne, Inc.	*	1,867	72,794
Cubic Corp.	†	476	24,271
Curtiss-Wright Corp.		2,112	68,365
Esterline Technologies Corp.	*	1,049	80,144
GenCorp, Inc.	*†	1,629	10,458
General Dynamics Corp.		12,337	919,353
Goodrich Corp.		4,882	466,231
HEICO Corp., Class A		1,371	54,511
Hexcel Corp.	*	4,757	104,131
Honeywell International, Inc.		26,085	1,554,405
Huntington Ingalls Industries, Inc.	*†	1,577	54,406
ITT Corp.		4,977	293,295
Kratos Defense & Security Solutions, Inc.	*†	239	2,906
L-3 Communications Holdings, Inc.		3,737	326,801
Lockheed Martin Corp.		9,671	783,061
Moog, Inc., Class A	*†	1,446	62,930
National Presto Industries, Inc.	†	535	54,297
Northrop Grumman Corp.		7,805	541,277
Orbital Sciences Corp.	*	2,123	35,773
Precision Castparts Corp.		5,136	845,642
Raytheon Co.		12,223	609,317
Rockwell Collins, Inc.		6,041	372,669
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	46,266
Taser International, Inc.	*†	2,292	10,429
Teledyne Technologies, Inc.	*†	1,228	61,842
Textron, Inc.		8,214	193,933
Triumph Group, Inc.		822	81,855
United Technologies Corp.		30,087	2,663,000

			12,469,116

Air Freight & Logistics—0.8%
Air T, Inc.		1,352	12,127
Atlas Air Worldwide Holdings, Inc.	*	600	35,706
C.H. Robinson Worldwide, Inc.		6,357	501,186
Expeditors International of Washington, Inc.		8,772	449,039
FedEx Corp.		9,135	866,455
Forward Air Corp.	†	1,431	48,353
HUB Group, Inc., Class A	*	2,400	90,384
Pacer International, Inc.	*†	1,664	7,854
United Parcel Service, Inc., Class B		26,935	1,964,370
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	43,475

			4,018,949

Airlines—0.2%
Alaska Air Group, Inc.	*†	1,343	91,942
AMR Corp.	*	6,672	36,029
Delta Air Lines, Inc.	*	25,505	233,881
JetBlue Airways Corp.	*†	6,414	39,125

		Shares	Value

Skywest, Inc.	†	2,390	$35,993
Southwest Airlines Co.		18,586	212,252
United Continental Holdings, Inc.	*†	12,259	277,421
US Airways Group, Inc.	*†	8,660	77,161

			1,003,804

Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.	*†	2,113	24,046
Amerigon, Inc.	*†	2,107	36,620
BorgWarner, Inc.	*†	4,109	331,966
Cooper Tire & Rubber Co.		3,066	60,676
Dana Holding Corp.	*	9,980	182,634
Fuel Systems Solutions, Inc.	*	769	19,187
Gentex Corp.		6,594	199,337
Goodyear Tire & Rubber Co. (The)	*	7,281	122,102
Johnson Controls, Inc.		21,627	900,981
Modine Manufacturing Co.	*†	1,208	18,567
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	141	489
Shiloh Industries, Inc.		1,441	15,534
Strattec Security Corp.		123	2,581
Superior Industries International, Inc.		1,102	24,365
Tenneco, Inc.	*	1,600	70,512
TRW Automotive Holdings Corp.	*	3,548	209,438

			2,219,035

Automobiles—0.5%
Ford Motor Co.	*	132,145	1,822,280
General Motors Co.	*	19,026	577,629
Harley-Davidson, Inc.		5,597	229,309
Thor Industries, Inc.		1,221	35,214
Winnebago Industries, Inc.	*†	1,432	13,833

			2,678,265

Beverages—2.1%
Brown-Forman Corp., Class B		3,385	252,826
Central European Distribution Corp. (Poland)	*	652	7,302
Coca-Cola Bottling Co. Consolidated	†	437	29,567
Coca-Cola Co. (The)		81,245	5,466,976
Coca-Cola Enterprises, Inc.		13,572	396,031
Constellation Brands, Inc., Class A	*	8,096	168,559
Dr. Pepper Snapple Group, Inc.	†	7,323	307,053
Hansen Natural Corp.	*	2,680	216,946
Molson Coors Brewing Co., Class B		3,486	155,964
PepsiCo, Inc.		61,612	4,339,333

			11,340,557

Biotechnology—1.6%
Aastrom Biosciences, Inc.	*†	411	1,130
Acorda Therapeutics, Inc.	*	674	21,777
Agenus, Inc.	*†	1,707	1,332
Alexion Pharmaceuticals, Inc.	*†	4,700	221,041
Alkermes, Inc.	*	3,579	66,569
Allos Therapeutics, Inc.	*	3,978	8,513
Alnylam Pharmaceuticals, Inc.	*	2,390	22,394

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
AMAG Pharmaceuticals, Inc.	*	834	$15,679
Amgen, Inc.	*	35,581	2,076,151
Amylin Pharmaceuticals, Inc.	*	4,036	53,921
Anadys Pharmaceuticals, Inc.	*	3,242	3,274
ARCA Biopharma, Inc.	*†	57	92
Arena Pharmaceuticals, Inc.	*†	1,439	1,957
Ariad Pharmaceuticals, Inc.	*†	15,703	177,915
Arqule, Inc.	*†	864	5,400
Array Biopharma, Inc.	*	4,333	9,706
AVI BioPharma, Inc.	*†	2,400	3,432
Avigen, Inc. (Escrow Shares)	*‡d	1,009	—
Biogen Idec, Inc.	*	6,544	699,685
BioMarin Pharmaceutical, Inc.	*	3,587	97,602
Biosante Pharmaceuticals, Inc.	*†	300	825
Capstone Therapeutics Corp.	*	1,516	381
Celgene Corp.	*	19,373	1,168,579
Cell Therapeutics, Inc.	*†	15,172	23,896
Celldex Therapeutics, Inc.	*	429	1,523
Cephalon, Inc.	*	2,647	211,495
Cepheid, Inc.	*†	4,930	170,775
Codexis, Inc.	*	230	2,215
Cubist Pharmaceuticals, Inc.	*†	1,762	63,414
CytRx Corp.	*	4,200	3,024
Dendreon Corp.	*	4,737	186,827
Discovery Laboratories, Inc.	*†	171	385
Emergent Biosolutions, Inc.	*†	1,319	29,743
Entremed, Inc.	*	126	285
Enzon Pharmaceuticals, Inc.	*†	1,765	17,738
EPIX Pharmaceuticals, Inc.	*	640	2
Exact Sciences Corp.	*	1,250	10,750
Exelixis, Inc.	*	2,695	24,147
Genomic Health, Inc.	*†	1,284	35,836
Geron Corp.	*†	4,719	18,923
Gilead Sciences, Inc.	*	29,798	1,233,935
GTx, Inc.	*†	200	958
Halozyme Therapeutics, Inc.	*	6,362	43,961
Hemispherx Biopharma, Inc.	*†	920	368
Human Genome Sciences, Inc.	*†	5,938	145,719
Immunogen, Inc.	*†	1,323	16,127
Immunomedics, Inc.	*†	2,141	8,714
Incyte Corp. Ltd.	*†	3,102	58,752
InterMune, Inc.	*	1,586	56,858
Isis Pharmaceuticals, Inc.	*	2,216	20,299
Keryx Biopharmaceuticals, Inc.	*†	5,221	24,695
Lexicon Pharmaceuticals, Inc.	*	2,343	4,124
Ligand Pharmaceuticals, Inc., Class B	*	815	9,739
MannKind Corp.	*†	4,492	17,070
Marina Biotech, Inc.	*†	375	73
Maxygen, Inc.		1,231	6,734
MediciNova, Inc.	*†	91	245
Medivation, Inc.	*	1,731	37,095
Momenta Pharmaceuticals, Inc.	*†	2,618	50,946
Myrexis, Inc.	*	1,031	3,691
Myriad Genetics, Inc.	*	4,124	93,656
Nabi Biopharmaceuticals	*	1,995	10,733
Neurocrine Biosciences, Inc.	*	1,479	11,906
Novavax, Inc.	*†	1,550	3,131
NPS Pharmaceuticals, Inc.	*	1,660	15,687
Onyx Pharmaceuticals, Inc.	*	1,361	48,043
Osiris Therapeutics, Inc.	*†	1,402	10,852
PDL BioPharma, Inc.	†	3,841	22,547

		Shares	Value

Peregrine Pharmaceuticals, Inc.	*†	1,823	$3,391
Pharmasset, Inc.	*	1,946	218,341
Poniard Pharmaceuticals, Inc.	*	396	93
Progenics Pharmaceuticals, Inc.	*†	793	5,694
Regeneron Pharmaceuticals, Inc.	*	2,632	149,261
Rigel Pharmaceuticals, Inc.	*	1,882	17,258
RXi Pharmaceuticals Corp.	*†	209	205
Savient Pharmaceuticals, Inc.	*	1,538	11,520
Sciclone Pharmaceuticals, Inc.	*†	1,700	10,268
SIGA Technologies, Inc.	*†	4,649	45,281
SuperGen, Inc.	*	1,338	3,987
Telik, Inc.	*	1,748	1,363
Theravance, Inc.	*†	3,224	71,605
Trimeris, Inc.	*	1,214	2,999
United Therapeutics Corp.	*†	1,828	100,723
Vanda Pharmaceuticals, Inc.	*	2,680	19,135
Vertex Pharmaceuticals, Inc.	*	5,197	270,192
XOMA Ltd.	*†	331	778

			8,347,085

Building Products—0.1%
A.O. Smith Corp.		2,012	85,108
American Woodmark Corp.	†	800	13,856
Ameron International Corp.		542	35,598
Apogee Enterprises, Inc.		1,250	16,012
Gibraltar Industries, Inc.	*†	1,188	13,448
Griffon Corp.	*	1,288	12,983
Lennox International, Inc.	†	2,437	104,962
Masco Corp.	†	9,464	113,852
NCI Building Systems, Inc.	*†	246	2,802
Owens Corning, Inc.	*	1,100	41,085
Quanex Building Products Corp.		1,671	27,388
Simpson Manufacturing Co., Inc.		2,084	62,249
Trex Co., Inc.	*†	731	17,895
U.S. Home Systems, Inc.		1,291	6,481
Universal Forest Products, Inc.	†	1,121	26,859
USG Corp.	*†	3,348	48,010

			628,588

Capital Markets—2.3%
Affiliated Managers Group, Inc.	*	1,354	137,363
Ameriprise Financial, Inc.		9,235	532,675
Arlington Asset Investment Corp., Class A	†	304	9,542
Bank of New York Mellon Corp. (The)		46,996	1,204,037
BGC Partners, Inc., Class A	†	7,270	56,197
BlackRock, Inc.		3,912	750,361
Calamos Asset Management, Inc., Class A	†	1,800	26,136
Charles Schwab Corp. (The)		37,877	623,077
CIFC Deerfield Corp.	*	342	2,343
Cowen Group, Inc., Class A	*	2,583	9,711
Diamond Hill Investment Group, Inc.	†	331	26,907
E*Trade Financial Corp.	*	13,474	185,941
Eaton Vance Corp.		5,282	159,675
Federated Investors, Inc., Class B	†	3,745	89,281
Franklin Resources, Inc.		6,281	824,632
GAMCO Investors, Inc., Class A	†	558	25,830
GFI Group, Inc.		2,520	11,567
Goldman Sachs Group, Inc. (The)		19,417	2,584,208
Greenhill & Co., Inc.	†	495	26,641
Institutional Financial Markets, Inc.		421	1,419

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Intl. FCStone, Inc.	*†	507	$12,274
Invesco Ltd.		16,610	388,674
Investment Technology Group, Inc.	*†	2,078	29,134
Janus Capital Group, Inc.		6,411	60,520
Jefferies Group, Inc.	†	4,678	95,431
KBW, Inc.	†	1,604	29,995
Knight Capital Group, Inc., Class A	*	4,630	51,023
Legg Mason, Inc.		5,850	191,646
Medallion Financial Corp.		958	9,340
MF Global Holdings Ltd.	*†	2,928	22,663
Morgan Stanley		49,782	1,145,484
Northern Trust Corp.		8,495	390,430
optionsXpress Holdings, Inc.		1,914	31,925
Piper Jaffray Cos.	*	963	27,744
Raymond James Financial, Inc.		3,472	111,625
Safeguard Scientifics, Inc.	*	678	12,801
SEI Investments Co.		5,918	133,214
State Street Corp.		19,892	896,930
Stifel Financial Corp.	*†	2,381	85,383
SWS Group, Inc.		1,323	7,925
T. Rowe Price Group, Inc.		11,032	665,671
TD Ameritrade Holding Corp.		8,355	163,006
Virtus Investment Partners, Inc.	*	210	12,747
Waddell & Reed Financial, Inc., Class A		3,971	144,346
Westwood Holdings Group, Inc.	†	1,027	39,129

			12,046,603

Chemicals—2.4%
A. Schulman, Inc.		1,444	36,374
Air Products & Chemicals, Inc.		6,756	645,738
Airgas, Inc.		3,075	215,373
Albemarle Corp.		3,712	256,870
Ampal-American Israel Corp., Class A	*	1,391	1,308
Arch Chemicals, Inc.		1,211	41,707
Ashland, Inc.		1,520	98,222
Cabot Corp.		2,693	107,370
Calgon Carbon Corp.	*†	3,184	54,128
Celanese Corp., Class A		2,979	158,811
CF Industries Holdings, Inc.		2,571	364,234
Cytec Industries, Inc.		1,644	94,020
Dow Chemical Co. (The)		41,287	1,486,332
E.I. Du Pont de Nemours & Co.		36,166	1,954,772
Eastman Chemical Co.		2,183	222,819
Ecolab, Inc.		8,286	467,165
Ferro Corp.	*	1,818	24,434
FMC Corp.		3,336	286,963
Georgia Gulf Corp.	*	50	1,207
H.B. Fuller Co.		2,570	62,759
Huntsman Corp.		5,470	103,110
International Flavors & Fragrances, Inc.		3,885	249,572
Intrepid Potash, Inc.	*†	1,172	38,090
Koppers Holdings, Inc.		1,582	60,005
Kronos Worldwide, Inc.		2,262	71,140
Landec Corp.	*	986	6,508
LSB Industries, Inc.	*†	1,411	60,560
Lubrizol Corp.		1,819	244,237
Minerals Technologies, Inc.		868	57,540

		Shares	Value

Monsanto Co.		21,746	$1,577,455
Mosaic Co. (The)		6,742	456,636
Nalco Holding Co.		3,074	85,488
NewMarket Corp.	†	378	64,528
NL Industries, Inc.		2,111	38,758
Olin Corp.		2,796	63,357
OM Group, Inc.	*	1,147	46,614
Omnova Solutions, Inc.	*	6,478	45,087
Penford Corp.	*	785	4,161
PolyOne Corp.	†	2,862	44,275
PPG Industries, Inc.		5,657	513,599
Praxair, Inc.		10,790	1,169,528
Quaker Chemical Corp.		483	20,774
RPM International, Inc.		4,832	111,233
Scotts Miracle-Gro Co. (The), Class A	†	1,662	85,277
Sensient Technologies Corp.		2,027	75,141
Sherwin-Williams Co. (The)		2,340	196,256
Sigma-Aldrich Corp.		3,395	249,125
Spartech Corp.	*	1,451	8,837
Stepan Co.	†	556	39,420
Valhi, Inc.	†	511	25,381
Valspar Corp.		2,240	80,774
W.R. Grace & Co.	*	4,200	191,646
Zep, Inc.	†	936	17,690

			12,682,408

Commercial Banks—2.9%
1st Source Corp.		1,180	24,473
Associated Banc-Corp		5,110	71,029
BancFirst Corp.		642	24,781
BancorpSouth, Inc.		3,611	44,813
BancTrust Financial Group, Inc.	*†	1,600	4,112
Bank of Hawaii Corp.	†	1,898	88,295
BB&T Corp.		24,485	657,177
BOK Financial Corp.		1,765	96,669
Boston Private Financial Holdings, Inc.	†	1,297	8,534
Bryn Mawr Bank Corp.		1,058	21,425
Capital Bank Corp.	*†	1,779	6,209
Capital City Bank Group, Inc.	†	1,113	11,419
CapitalSource, Inc.		19,650	126,743
Cardinal Financial Corp.	†	1,142	12,505
Cascade Bancorp	*†	219	2,212
Cascade Financial Corp.	*	1,063	477
Cathay General Bancorp	†	2,082	34,124
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*†	103	1,442
Chemical Financial Corp.	†	1,552	29,116
CIT Group, Inc.	*	6,132	271,402
Citizens Republic Bancorp, Inc.	*	67,597	46,649
City Holding Co.		250	8,258
City National Corp./California		1,548	83,979
CoBiz Financial, Inc.	†	1,063	6,952
Comerica, Inc.		7,729	267,192
Commerce Bancshares, Inc./Missouri		2,594	111,542
Community Bank System, Inc.	†	1,402	34,756
Community Trust Bancorp, Inc.	†	665	18,434
Cullen/Frost Bankers, Inc.		2,502	142,239
CVB Financial Corp.	†	4,084	37,777
East West Bancorp, Inc.		7,969	161,053
Eastern Virginia Bankshares, Inc.		6,402	21,447
Fidelity Southern Corp.	*	1,455	9,952

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Fifth Third Bancorp		34,539	$440,372
Financial Institutions, Inc.	†	749	12,299
First BanCorp. (Puerto Rico)	*†	215	927
First Bancorp/North Carolina	†	643	6,584
First Busey Corp.		2,407	12,733
First Citizens BancShares, Inc./North Carolina, Class A		254	47,554
First Commonwealth Financial Corp.		2,619	15,033
First Financial Bancorp	†	1,895	31,628
First Financial Bankshares, Inc.	†	500	17,225
First Horizon National Corp.		8,735	83,332
First Merchants Corp.	†	874	7,814
First Midwest Bancorp, Inc./Illinois		2,002	24,605
First of Long Island Corp. (The)		986	27,500
FirstMerit Corp.		3,950	65,214
FNB Corp./Pennsylvania	†	3,344	34,610
Fulton Financial Corp.	†	6,533	69,968
Glacier Bancorp, Inc.	†	1,771	23,873
Guaranty Bancorp	*	5,300	7,102
Hancock Holding Co.		2,032	62,951
Hanmi Financial Corp.	*	7,200	7,704
Heritage Financial Corp./Washington		332	4,293
Home Bancshares, Inc./Arkansas		1,170	27,659
Huntington Bancshares, Inc./Ohio		26,837	176,051
IBERIABANK Corp.	†	966	55,680
Independent Bank Corp./Massachusetts	†	874	22,943
Independent Bank Corp./Michigan	*†	208	422
Integra Bank Corp.	*†	848	42
International Bancshares Corp.	†	3,248	54,339
KeyCorp		27,431	228,500
M&T Bank Corp.	†	3,469	305,099
Marshall & Ilsley Corp.		26,233	209,077
MB Financial, Inc.		931	17,912
Merchants Bancshares, Inc.		571	13,972
Midsouth Bancorp, Inc.		522	7,115
MidWestOne Financial Group, Inc.		552	7,976
National Penn Bancshares, Inc.		2,758	21,871
NBT Bancorp, Inc.	†	1,000	22,130
Northern States Financial Corp.	*†	772	861
Old National Bancorp/Indiana		3,552	38,362
Pacific Capital Bancorp NA	*†	281	8,933
Pacific Premier Bancorp, Inc.	*	976	6,246
PacWest Bancorp	†	894	18,390
Park National Corp.	†	728	47,946
Peoples Bancorp, Inc./Ohio	†	814	9,174
Peoples Financial Corp./Mississippi		883	12,141
Pinnacle Financial Partners, Inc.	*†	1,818	28,288
PNC Financial Services Group, Inc.		20,071	1,196,432
Popular, Inc. (Puerto Rico)	*	53,808	148,510
PrivateBancorp, Inc.	†	1,200	16,560
Prosperity Bancshares, Inc.	†	2,300	100,786
Regions Financial Corp.		41,501	257,306
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	31,900
Royal Bancshares of Pennsylvania, Inc., Class A	*†	882	1,367
S&T Bancorp, Inc.	†	955	17,753
Sandy Spring Bancorp, Inc.		344	6,189
Shore Bancshares, Inc.		826	5,741

		Shares	Value

Signature Bank/New York	*	1,900	$108,680
Simmons First National Corp., Class A	†	911	23,376
Sterling Bancorp/New York	†	1,476	14,007
Sterling Bancshares, Inc./Texas		2,422	19,764
Sterling Financial Corp./Washington	*	38	613
Suffolk Bancorp		1,100	15,356
SunTrust Banks, Inc.		19,144	493,915
Susquehanna Bancshares, Inc.	†	2,932	23,456
SVB Financial Group	*	1,437	85,803
Synovus Financial Corp.	†	41,667	86,667
TCF Financial Corp.	†	6,104	84,235
Texas Capital Bancshares, Inc.	*†	2,821	72,866
Tompkins Financial Corp.	†	730	28,645
TowneBank/Virginia	†	1,406	18,812
Trustmark Corp.	†	2,435	57,003
U.S. Bancorp		76,378	1,948,403
UMB Financial Corp.	†	1,211	50,717
Umpqua Holdings Corp.		1,151	13,317
United Bankshares, Inc.	†	2,134	52,240
United Community Banks,
Inc./Georgia	*†	454	4,798
Valley National Bancorp	†	6,571	89,431
Washington Trust Bancorp, Inc.		500	11,485
Webster Financial Corp.		2,393	50,301
Wells Fargo & Co.		188,400	5,286,504
WesBanco, Inc.	†	1,699	33,402
Westamerica Bancorporation		1,628	80,179
Western Alliance Bancorp	*	1,400	9,940
Wintrust Financial Corp.		1,017	32,727
Zions Bancorporation		5,053	121,323

			15,532,146

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	53,472
ACCO Brands Corp.	*†	1,319	10,354
APAC Customer Services, Inc.	*†	1,972	10,511
Avery Dennison Corp.		3,924	151,584
Brink’s Co. (The)		2,084	62,166
Cenveo, Inc.	*†	4,741	30,342
Cintas Corp.		2,017	66,621
Clean Harbors, Inc.	*	1,207	124,623
Consolidated Graphics, Inc.	*†	776	42,641
Copart, Inc.	*	3,582	166,921
Corrections Corp. of America	*	5,700	123,405
Courier Corp.	†	424	4,685
Covanta Holding Corp.		4,185	69,011
Deluxe Corp.	†	2,098	51,842
EnergySolutions, Inc.		4,049	20,002
Ennis, Inc.		695	12,093
G&K Services, Inc., Class A	†	1,008	34,131
Geo Group, Inc. (The)	*	2,456	56,562
Healthcare Services Group, Inc.	†	5,603	91,049
Herman Miller, Inc.		3,155	85,879
HNI Corp.	†	2,512	63,101
Interface, Inc., Class A	†	3,357	65,025
Iron Mountain, Inc.		7,146	243,607
Kimball International, Inc., Class B	†	1,500	9,645
Knoll, Inc.	†	2,701	54,209
M&F Worldwide Corp.	*	780	20,155
McGrath Rentcorp	†	916	25,721
Mine Safety Appliances Co.	†	1,444	53,919

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Mobile Mini, Inc.	*†	2,000	$42,380
Perma-Fix Environmental Services, Inc.	*	5,502	7,648
Pitney Bowes, Inc.	†	1,828	42,026
R.R. Donnelley & Sons Co.	†	8,887	174,274
Republic Services, Inc.		14,202	438,132
Rollins, Inc.		1,486	30,285
Standard Register Co. (The)		1,650	5,197
Steelcase, Inc., Class A		1,992	22,689
Stericycle, Inc.	*	3,138	279,659
Sykes Enterprises, Inc.	*	1,423	30,637
Tetra Tech, Inc.	*	2,114	47,565
TRC Cos., Inc.	*	327	2,044
United Stationers, Inc.	†	2,556	90,559
Viad Corp.	†	937	20,886
Virco Mfg. Corp.		799	2,237
Waste Connections, Inc.	†	3,543	112,419
Waste Management, Inc.		11,664	434,717

			3,586,630

Communications Equipment—2.0%
ADTRAN, Inc.		3,197	123,756
Alliance Fiber Optic Products, Inc.	*†	963	8,147
AltiGen Communications, Inc.	*	4,109	3,431
Anaren, Inc.	*	813	17,276
Arris Group, Inc.	*	3,613	41,947
Aviat Networks, Inc.	*	2,182	8,597
Black Box Corp.		865	27,049
Blonder Tongue Laboratories, Inc.	*	2,285	3,770
Blue Coat Systems, Inc.	*	1,072	23,434
Brocade Communications Systems, Inc.	*	14,008	90,492
Ciena Corp.	*	5,950	109,361
Cisco Systems, Inc.		212,768	3,321,308
Comtech Telecommunications Corp.	†	1,350	37,854
Digi International, Inc.	*†	1,976	25,688
Ditech Networks, Inc.	*	1,360	1,605
EchoStar Corp., Class A	*	1,877	68,379
Emcore Corp.	*†	1,219	3,340
EMS Technologies, Inc.	*	960	31,651
Emulex Corp.	*	3,408	29,309
Extreme Networks, Inc.	*†	4,491	14,551
F5 Networks, Inc.	*	2,664	293,706
Finisar Corp.	*	856	15,434
Harmonic, Inc.	*†	2,820	20,389
Harris Corp.		3,891	175,328
Infinera Corp.	*†	4,191	28,960
InterDigital, Inc.	†	2,803	114,503
Ixia	*†	2,330	29,824
JDS Uniphase Corp.	*	7,444	124,017
Juniper Networks, Inc.	*	17,553	552,920
KVH Industries, Inc.	*†	375	3,986
Motorola Mobility Holdings, Inc.	*	10,553	232,588
Motorola Solutions, Inc.	*	12,061	555,288
NETGEAR, Inc.	*	1,206	52,726
Network Engines, Inc.	*	1,329	1,462
Numerex Corp., Class A	*	1,800	17,514
Oclaro, Inc.	*†	363	2,439
Oplink Communications, Inc.	*	758	14,122
Optical Cable Corp.		240	972
Parkervision, Inc.	*†	1,052	600

		Shares	Value

Performance Technologies, Inc.	*	793	$1,578
Plantronics, Inc.		1,826	66,704
Polycom, Inc.	*	4,177	268,581
Powerwave Technologies, Inc.	*	2,434	7,180
QUALCOMM, Inc.		64,405	3,657,560
Riverbed Technology, Inc.	*	3,698	146,404
SeaChange International, Inc.	*	958	10,327
Sonus Networks, Inc.	*	10,700	34,668
Sycamore Networks, Inc.	†	991	22,040
Tekelec	*†	2,569	23,455
Tellabs, Inc.		19,143	88,249
UTStarcom Holdings Corp. (China)	*	4,555	7,106
Viasat, Inc.	*	1,190	51,491
Westell Technologies, Inc., Class A	*	1,821	6,501
Zoom Technologies, Inc. (China)	*†	542	1,333

			10,620,900

Computers & Peripherals—3.6%
ADPT Corp.	*	3,850	11,665
Apple, Inc.	*	33,474	11,236,218
Avid Technology, Inc.	*†	1,448	27,280
Concurrent Computer Corp.	*	190	1,189
Cray, Inc.	*	714	4,570
Dataram Corp.	*†	1,175	1,774
Dell, Inc.	*	58,645	977,612
Diebold, Inc.	†	3,079	95,480
Dot Hill Systems Corp.	*	1,396	3,965
Electronics for Imaging, Inc.	*	2,638	45,426
EMC Corp.	*	74,289	2,046,662
Hewlett-Packard Co.		79,079	2,878,476
Hutchinson Technology, Inc.	*†	1,149	2,608
Hypercom Corp.	*	1,992	19,581
iGO, Inc.	*	674	1,099
Imation Corp.	*†	1,564	14,764
Intermec, Inc.	*	2,374	26,209
Lexmark International, Inc., Class A	*	1,492	43,656
NCR Corp.	*	7,848	148,249
NetApp, Inc.	*	11,382	600,742
Novatel Wireless, Inc.	*	1,358	7,442
Overland Storage, Inc.	*†	160	445
Presstek, Inc.	*†	945	1,540
QLogic Corp.	*	3,731	59,397
Quantum Corp.	*	6,681	22,047
SanDisk Corp.	*	8,969	372,213
Silicon Graphics International Corp.	*†	1,843	31,700
STEC, Inc.	*†	1,255	21,348
Stratasys, Inc.	*†	1,782	60,053
Synaptics, Inc.	*†	1,586	40,824
TransAct Technologies, Inc.	*	888	10,390
Western Digital Corp.	*	8,356	303,991

			19,118,615

Construction & Engineering—0.3%
Aecom Technology Corp.	*	3,236	88,472
Comfort Systems USA, Inc.	†	2,179	23,119
Dycom Industries, Inc.	*	2,076	33,922
EMCOR Group, Inc.	*†	2,908	85,234
Fluor Corp.		4,946	319,809
Furmanite Corp.	*†	1,100	8,734
Granite Construction, Inc.		1,889	46,337

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Insituform Technologies, Inc., Class A	*	1,223	$25,646
Jacobs Engineering Group, Inc.	*	4,968	214,866
KBR, Inc.		6,464	243,628
Layne Christensen Co.	*†	510	15,474
MasTec, Inc.	*	2,049	40,406
Quanta Services, Inc.	*	8,861	178,992
Shaw Group, Inc. (The)	*†	2,182	65,918
Tutor Perini Corp.		960	18,413
URS Corp.	*	2,934	131,267

			1,540,237

Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	58,053
Headwaters, Inc.	*	2,095	6,557
Martin Marietta Materials, Inc.		494	39,505
Texas Industries, Inc.	†	1,116	46,459
Vulcan Materials Co.	†	3,605	138,901

			289,475

Consumer Finance—0.7%
Advance America Cash Advance
Centers, Inc.		21,480	147,997
American Express Co.		39,008	2,016,714
Capital One Financial Corp.		16,201	837,106
Cash America International, Inc.	†	685	39,641
CompuCredit Holdings Corp.	*†	38	88
Discover Financial Services		18,027	482,222
Ezcorp, Inc., Class A	*	2,031	72,253
First Marblehead Corp. (The)	*†	2,764	4,892
Nelnet, Inc., Class A		481	10,611
SLM Corp.		20,100	337,881
World Acceptance Corp.	*	639	41,899

			3,991,304

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	10,859
AptarGroup, Inc.		3,130	163,824
Ball Corp.		6,557	252,182
Bemis Co., Inc.		1,316	44,454
Crown Holdings, Inc.	*	3,283	127,446
Greif, Inc., Class A		852	55,406
Myers Industries, Inc.		1,716	17,640
Owens-Illinois, Inc.	*	6,064	156,512
Packaging Corp. of America		4,339	121,449
Rock-Tenn Co., Class A		1,450	96,193
Sealed Air Corp.		2,704	64,328
Silgan Holdings, Inc.		908	37,201
Sonoco Products Co.		3,353	119,166
Temple-Inland, Inc.		4,506	134,008

			1,400,668

Distributors—0.1%
Audiovox Corp., Class A	*†	1,218	9,208
Genuine Parts Co.		3,417	185,885
LKQ Corp.	*	7,000	182,630
Pool Corp.		2,434	72,557

			450,280

Diversified Consumer Services—0.3%
American Public Education, Inc.	*†	698	31,068
Apollo Group, Inc., Class A	*	5,209	227,529

		Shares	Value

Ascent Media Corp., Class A	*†	545	$28,869
Career Education Corp.	*†	4,167	88,132
Coinstar, Inc.	*†	1,075	58,631
Corinthian Colleges, Inc.	*†	3,624	15,438
DeVry, Inc.		2,980	176,207
H&R Block, Inc.		11,402	182,888
Hillenbrand, Inc.	†	1,576	37,272
ITT Educational Services, Inc.	*†	1,873	146,544
Jackson Hewitt Tax Service, Inc.	*	1,779	62
Learning Tree International, Inc.		766	6,825
Matthews International Corp., Class A	†	1,052	42,238
Pre-Paid Legal Services, Inc.	*	779	51,796
Regis Corp.	†	1,818	27,852
Service Corp. International		11,775	137,532
Sotheby’s		2,623	114,100
Steiner Leisure Ltd. (Bahamas)	*†	1,503	68,657
Stewart Enterprises, Inc., Class A	†	4,115	30,040
Strayer Education, Inc.	†	551	69,641
Universal Technical Institute, Inc.	†	418	8,264
Weight Watchers International, Inc.		1,826	137,808

			1,687,393

Diversified Financial Services—3.3%
Bank of America Corp.		388,627	4,259,352
Citigroup, Inc.		111,256	4,632,700
CME Group, Inc.		2,698	786,710
Interactive Brokers Group, Inc., Class A		1,570	24,570
IntercontinentalExchange, Inc.	*	2,776	346,195
JPMorgan Chase & Co.		151,051	6,184,028
Leucadia National Corp.		6,084	207,464
Moody’s Corp.		6,057	232,286
MSCI, Inc., Class A	*	3,439	129,582
NASDAQ OMX Group, Inc. (The)	*	5,431	137,404
NYSE Euronext		9,567	327,861
PHH Corp.	*	2,212	45,390
Pico Holdings, Inc.	*	1,150	33,350
Portfolio Recovery Associates, Inc.	*	504	42,734
Resource America, Inc., Class A		1,287	7,555

			17,397,181

Diversified Telecommunication Services—2.4%
8x8, Inc.	*†	3,048	14,905
Alaska Communications Systems Group, Inc.	†	2,850	25,279
AT&T, Inc.		226,036	7,099,791
CenturyLink, Inc.		19,539	789,962
Cincinnati Bell, Inc.	*†	35,531	117,963
Cogent Communications Group, Inc.	*	2,886	49,091
Frontier Communications Corp.	†	39,354	317,587
General Communication, Inc., Class A	*†	2,516	30,368
HickoryTech Corp.		651	7,734
IDT Corp., Class B	†	1,600	43,232

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Integrated Telecom Express, Inc.	*‡d	1,103	$—
Level 3 Communications, Inc.	*†	58,172	141,940
PAETEC Holding Corp.	*	5,459	26,149
Premiere Global Services, Inc.	*†	2,174	17,348
Superior TeleCom, Inc.	*‡d	2,013	—
SureWest Communications	†	184	3,076
tw telecom inc.	*	1,928	39,582
Verizon Communications, Inc.		110,434	4,111,458
Windstream Corp.		18,492	239,656

			13,075,121

Electric Utilities—1.7%
Allete, Inc.		1,243	51,013
American Electric Power Co., Inc.		17,879	673,681
Central Vermont Public Service Corp.		540	19,521
Cleco Corp.		2,109	73,499
DPL, Inc.		807	24,339
Duke Energy Corp.		48,292	909,338
Edison International		12,222	473,602
El Paso Electric Co.		1,748	56,460
Empire District Electric Co. (The)	†	1,197	23,054
Entergy Corp.		5,441	371,511
Exelon Corp.		24,553	1,051,851
FirstEnergy Corp.		12,192	538,277
Great Plains Energy, Inc.		3,450	71,518
Hawaiian Electric Industries, Inc.		3,066	73,768
IDACORP, Inc.		1,515	59,842
ITC Holdings Corp.	†	1,539	110,454
MGE Energy, Inc.		1,559	63,186
NextEra Energy, Inc.		16,813	966,075
Northeast Utilities		5,201	182,919
NV Energy, Inc.		7,959	122,171
Otter Tail Corp.		1,095	23,104
Pepco Holdings, Inc.	†	7,066	138,706
Pinnacle West Capital Corp.		3,789	168,914
PNM Resources, Inc.		2,169	36,309
Portland General Electric Co.		1,100	27,808
PPL Corp.		14,691	408,851
Progress Energy, Inc.		10,369	497,816
Southern Co.		33,923	1,369,811
UIL Holdings Corp.	†	1,496	48,396
Unisource Energy Corp.		1,571	58,645
Unitil Corp.		420	11,046
Westar Energy, Inc.		4,032	108,501

			8,813,986

Electrical Equipment—0.7%
Active Power, Inc.	*	1,093	2,678
Acuity Brands, Inc.		1,873	104,476
American Superconductor Corp.	*	1,147	10,369
AMETEK, Inc.		6,351	285,160
AZZ, Inc.	†	1,582	72,456
Babcock & Wilcox Co. (The)	*	5,852	162,159
Belden, Inc.	†	1,894	66,025
Brady Corp., Class A		2,402	77,008
Capstone Turbine Corp.	*†	34,249	52,401

		Shares	Value

Emerson Electric Co.		26,374	$1,483,537
Encore Wire Corp.		1,400	33,908
Franklin Electric Co., Inc.		902	42,349
FuelCell Energy, Inc.	*†	1,938	2,539
General Cable Corp.	*	3,772	160,612
GrafTech International Ltd.	*	3,487	70,681
Hubbell, Inc., Class B		2,078	134,966
II-VI, Inc.	*†	1,364	34,918
LSI Industries, Inc.		1,083	8,599
Magnetek, Inc.	*	1,406	2,559
Orbit International Corp.	*	2,812	14,763
Plug Power, Inc.	*†	270	599
Powell Industries, Inc.	*	1,045	38,143
Regal-Beloit Corp.	†	1,272	84,931
Rockwell Automation, Inc.		4,331	375,758
Roper Industries, Inc.		2,980	248,234
Servotronics, Inc.		3,205	28,300
Thomas & Betts Corp.	*	2,428	130,748
Ultralife Corp.	*	416	1,951
Universal Security Instruments, Inc.	*	1,866	12,931
Valence Technology, Inc.	*†	6,972	8,227
Vicor Corp.		1,380	22,315
Woodward, Inc.		2,448	85,337

			3,859,637

Electronic Equipment, Instruments & Components—0.8%
Agilysys, Inc.	*	1,335	11,134
Amphenol Corp., Class A		5,423	292,788
Anixter International, Inc.		1,723	112,581
Arrow Electronics, Inc.	*	4,585	190,278
Avnet, Inc.	*	5,129	163,513
AVX Corp.		2,270	34,595
Benchmark Electronics, Inc.	*†	2,520	41,580
Brightpoint, Inc.	*	2,358	19,123
CalAmp Corp.	*	550	1,667
Checkpoint Systems, Inc.	*	1,441	25,765
Cognex Corp.		2,023	71,675
Coherent, Inc.	*	1,348	74,504
Corning, Inc.		52,776	957,884
CTS Corp.	†	1,580	15,279
Daktronics, Inc.	†	927	10,002
Dolby Laboratories, Inc., Class A	*†	1,370	58,170
DTS, Inc.	*	755	30,615
Echelon Corp.	*	1,769	16,080
Electro Rent Corp.		950	16,264
Electro Scientific Industries, Inc.	*	1,421	27,425
FARO Technologies, Inc.	*	453	19,841
FLIR Systems, Inc.	†	5,608	189,046
Frequency Electronics, Inc.	*	821	7,800
Gerber Scientific, Inc.	*	1,608	17,897
ID Systems, Inc.	*	2,016	9,374
Identive Group, Inc.	*†	1,494	3,466
Ingram Micro, Inc., Class A	*	1,030	18,684
Insight Enterprises, Inc.	*†	2,054	36,376
Iteris, Inc.	*	4,263	5,542
Itron, Inc.	*	955	45,993
Jabil Circuit, Inc.		8,287	167,397
L-1 Identity Solutions, Inc.	*	1,637	19,235
Lightpath Technologies, Inc., Class A	*	1,526	2,335
Littelfuse, Inc.	†	909	53,376
LRAD Corp.	*	3,686	10,137
Maxwell Technologies, Inc.	*†	370	5,990

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Mercury Computer Systems, Inc.	*	963	$17,989
Mesa Laboratories, Inc.		1,200	37,992
Methode Electronics, Inc.	†	1,383	16,057
Molex, Inc.	†	1,611	41,515
MTS Systems Corp.		1,342	56,136
National Instruments Corp.		5,121	152,042
Newport Corp.	*	1,614	29,326
OSI Systems, Inc.	*	867	37,281
Park Electrochemical Corp.		1,086	30,354
PC Connection, Inc.	*	854	7,071
Planar Systems, Inc.	*†	785	2,245
Plexus Corp.	*	1,884	65,582
Power-One, Inc.	*†	3,459	28,018
Pulse Electronics Corp.		1,866	8,248
Radisys Corp.	*	961	7,006
Research Frontiers, Inc.	*†	752	3,437
Rofin-Sinar Technologies, Inc.	*	2,200	75,130
Rogers Corp.	*	803	37,099
Sanmina-SCI Corp.	*	3,577	36,950
ScanSource, Inc.	*	1,126	42,202
Sigmatron International, Inc.	*	282	1,294
SYNNEX Corp.	*	104	3,297
Tech Data Corp.	*†	2,057	100,567
Trimble Navigation Ltd.	*	4,318	171,166
TTM Technologies, Inc.	*	1,639	26,257
Universal Display Corp.	*	1,350	47,371
Vishay Intertechnology, Inc.	*†	6,172	92,827
Vishay Precision Group, Inc.	*†	440	7,427
Wayside Technology Group, Inc.		1,787	24,232
X-Rite, Inc.	*†	1,890	9,393
Zygo Corp.	*	967	12,784

			4,011,706

Energy Equipment & Services—2.4%
Atwood Oceanics, Inc.	*	1,298	57,281
Baker Hughes, Inc.		13,177	956,123
Basic Energy Services, Inc.	*†	1,600	50,352
Bristow Group, Inc.		982	50,102
Cal Dive International, Inc.	*	4,816	28,800
Cameron International Corp.	*	9,319	468,652
CARBO Ceramics, Inc.	†	1,137	185,274
Complete Production Services, Inc.	*	1,200	40,032
Dawson Geophysical Co.	*	924	31,555
Diamond Offshore Drilling, Inc.	†	1,577	111,037
Dresser-Rand Group, Inc.	*	2,924	157,165
Dril-Quip, Inc.	*	880	59,690
Exterran Holdings, Inc.	*†	2,465	48,881
FMC Technologies, Inc.	*	8,237	368,935
Global Industries Ltd.	*	2,539	13,914
Gulfmark Offshore, Inc., Class A	*†	1,000	44,190
Halliburton Co.		34,838	1,776,738
Helix Energy Solutions Group, Inc.	*	3,853	63,806
Helmerich & Payne, Inc.		3,926	259,587
Hercules Offshore, Inc.	*	5,226	28,795
Hornbeck Offshore Services, Inc.	*†	1,800	49,500
ION Geophysical Corp.	*†	13,280	125,629
Key Energy Services, Inc.	*	7,257	130,626
Lufkin Industries, Inc.		2,000	172,100
Matrix Service Co.	*	468	6,262
McDermott International, Inc.	*	11,704	231,856
Mitcham Industries, Inc.	*	1,100	19,030
Nabors Industries Ltd. (Bermuda)	*	10,988	270,744

		Shares	Value

National Oilwell Varco, Inc.		16,517	$1,291,794
Newpark Resources, Inc.	*	3,484	31,600
Oceaneering International, Inc.		4,464	180,792
Oil States International, Inc.	*	2,026	161,898
OYO Geospace Corp.	*	550	55,000
Parker Drilling Co.	*	3,755	21,967
Patterson-UTI Energy, Inc.		6,712	212,166
PHI, Inc.	*	774	16,819
Pioneer Drilling Co.	*	2,700	41,148
Rowan Cos., Inc.	*	3,918	152,058
Schlumberger Ltd.		52,928	4,572,979
SEACOR Holdings, Inc.		713	71,271
Superior Energy Services, Inc.	*	2,900	107,706
Tesco Corp.	*	3,185	61,821
Tetra Technologies, Inc.	*	2,352	29,941
Tidewater, Inc.		78	4,197
Unit Corp.	*	1,702	103,703

			12,923,516

Food & Staples Retailing—2.0%
Andersons, Inc. (The)		700	29,575
Arden Group, Inc., Class A	†	260	23,925
BJ’s Wholesale Club, Inc.	*	2,859	143,951
Casey’s General Stores, Inc.	†	1,608	70,752
Costco Wholesale Corp.		14,385	1,168,637
CVS Caremark Corp.		51,118	1,921,015
Kroger Co. (The)		19,202	476,210
Nash Finch Co.		674	24,136
Pantry, Inc. (The)	*†	1,200	22,548
Rite Aid Corp.	*	25,982	34,556
Ruddick Corp.		1,967	85,643
Safeway, Inc.		8,825	206,240
SUPERVALU, Inc.	†	8,154	76,729
Sysco Corp.		22,511	701,893
United Natural Foods, Inc.	*†	1,912	81,585
Walgreen Co.		36,291	1,540,916
Wal-Mart Stores, Inc.		71,149	3,780,858
Weis Markets, Inc.		382	15,559
Whole Foods Market, Inc.		5,036	319,534
Winn-Dixie Stores, Inc.	*†	3,309	27,961

			10,752,223

Food Products—1.8%
Archer-Daniels-Midland Co.		23,265	701,440
Bridgford Foods Corp.	†	559	5,998
Bunge Ltd.	†	4,700	324,065
Campbell Soup Co.	†	5,629	194,482
Chiquita Brands International, Inc.	*	2,150	27,993
ConAgra Foods, Inc.		17,187	443,597
Corn Products International, Inc.		3,164	174,906
Darling International, Inc.	*	3,150	55,755
Dean Foods Co.	*	6,281	77,068
Farmer Bros. Co.	†	930	9,430
Flowers Foods, Inc.	†	6,210	136,869
Fresh Del Monte Produce, Inc.		567	15,122
General Mills, Inc.		23,368	869,757
Green Mountain Coffee Roasters, Inc.	*†	5,324	475,220
Griffin Land & Nurseries, Inc.	†	650	21,119
H.J. Heinz Co.		10,532	561,145
Hain Celestial Group, Inc. (The)	*	1,426	47,571
Hershey Co. (The)		6,664	378,848
Hormel Foods Corp.	†	6,390	190,486
Inventure Foods, Inc.	*	5,272	21,035

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
J&J Snack Foods Corp.	†	761	$37,936
J.M. Smucker Co. (The)		4,592	351,013
Kellogg Co.		10,132	560,502
Kraft Foods, Inc., Class A		61,319	2,160,268
Lancaster Colony Corp.	†	1,389	84,479
McCormick & Co., Inc.		4,101	203,287
Mead Johnson Nutrition Co.		4,802	324,375
Ralcorp Holdings, Inc.	*	2,312	200,173
Sanderson Farms, Inc.	†	864	41,282
Sara Lee Corp.		26,476	502,779
Smithfield Foods, Inc.	*	4,682	102,395
Snyders-Lance, Inc.	†	1,370	29,633
Tootsie Roll Industries, Inc.		643	18,814
TreeHouse Foods, Inc.	*	1,256	68,590
Tyson Foods, Inc., Class A		10,231	198,686

			9,616,118

Gas Utilities—0.3%
AGL Resources, Inc.		2,166	88,178
Atmos Energy Corp.		2,732	90,839
Chesapeake Utilities Corp.	†	949	37,988
Delta Natural Gas Co., Inc.		380	12,069
Laclede Group, Inc. (The)		1,025	38,776
National Fuel Gas Co.		3,639	264,919
New Jersey Resources Corp.		1,681	74,989
Nicor, Inc.		1,828	100,065
Northwest Natural Gas Co.		1,183	53,389
Oneok, Inc.		3,908	289,231
Piedmont Natural Gas Co., Inc.	†	2,740	82,912
Questar Corp.		7,412	131,267
South Jersey Industries, Inc.		2,014	109,380
Southwest Gas Corp.	†	1,252	48,340
UGI Corp.		2,720	86,741
WGL Holdings, Inc.		2,315	89,104

			1,598,187

Health Care Equipment & Supplies—1.8%
Abaxis, Inc.	*†	749	20,410
ABIOMED, Inc.	*†	886	14,353
Alere, Inc.	*	3,011	110,263
Align Technology, Inc.	*	2,449	55,837
Analogic Corp.	†	593	31,186
Baxter International, Inc.		20,628	1,231,285
Becton Dickinson and Co.		7,370	635,073
Biolase Technology, Inc.	*†	781	4,013
Boston Scientific Corp.	*	53,540	369,961
C.R. Bard, Inc.		3,904	428,893
CareFusion Corp.	*	6,833	185,653
Cerus Corp.	*†	1,010	3,030
Conceptus, Inc.	*	1,047	12,219
CONMED Corp.	*†	1,362	38,790
Cooper Cos., Inc. (The)		1,627	128,924
CryoLife, Inc.	*	937	5,247
Cyberonics, Inc.	*†	956	26,720
DENTSPLY International, Inc.		5,668	215,837
Edwards Lifesciences Corp.	*	4,494	391,787
Gen-Probe, Inc.	*	1,849	127,858
Greatbatch, Inc.	*	942	25,264
Haemonetics Corp.	*†	1,157	74,476
Hill-Rom Holdings, Inc.		1,576	72,559
Hologic, Inc.	*	9,792	197,505
ICU Medical, Inc.	*†	605	26,439

		Shares	Value

IDEXX Laboratories, Inc.	*†	1,985	$153,957
Immucor, Inc.	*	1,828	37,328
Integra LifeSciences Holdings Corp.	*	1,190	56,894
Intuitive Surgical, Inc.	*	1,260	468,859
Invacare Corp.		1,333	44,242
Kensey Nash Corp.	*	866	21,849
Kinetic Concepts, Inc.	*	2,200	126,786
Masimo Corp.	†	1,500	44,520
Medtronic, Inc.		39,854	1,535,575
Meridian Bioscience, Inc.	†	1,158	27,919
Merit Medical Systems, Inc.	*	3,149	56,588
NuVasive, Inc.	*†	990	32,551
OraSure Technologies, Inc.	*†	1,687	14,390
Palomar Medical Technologies, Inc.	*†	1,116	12,589
ResMed, Inc.	*†	6,068	187,805
RTI Biologics, Inc.	*	807	2,187
SonoSite, Inc.	*	1,012	35,592
Spectranetics Corp.	*	1,045	6,500
St. Jude Medical, Inc.		11,448	545,841
Staar Surgical Co.	*	848	4,494
STERIS Corp.	†	2,777	97,139
Stryker Corp.		10,105	593,062
SurModics, Inc.	*	675	7,493
Synovis Life Technologies, Inc.	*	346	6,027
Teleflex, Inc.		1,322	80,721
Theragenics Corp.	*	1,492	2,626
ThermoGenesis Corp.	*†	1,079	2,169
Thoratec Corp.	*	2,306	75,683
Urologix, Inc.	*	1,050	998
Varian Medical Systems, Inc.	*	4,761	333,365
Volcano Corp.	*	1,970	63,611
West Pharmaceutical Services, Inc.	†	1,704	74,567
Wright Medical Group, Inc.	*	1,309	19,635
Young Innovations, Inc.	†	677	19,308
Zimmer Holdings, Inc.	*	6,941	438,671
Zoll Medical Corp.	*	850	48,161

			9,713,284

Health Care Providers & Services—2.4%
Aetna, Inc.		12,020	529,962
Alliance HealthCare Services, Inc.	*	1,429	5,430
Almost Family, Inc.	*	422	11,563
Amedisys, Inc.	*	1,698	45,218
AMERIGROUP Corp.	*	1,950	137,417
AmerisourceBergen Corp.		11,686	483,800
AMN Healthcare Services, Inc.	*†	1,507	12,538
Amsurg Corp.	*	1,423	37,183
BioScrip, Inc.	*	1,095	7,107
Brookdale Senior Living, Inc.	*	2,200	53,350
Cardinal Health, Inc.		13,667	620,755
CardioNet, Inc.	*	1,151	6,112
Catalyst Health Solutions, Inc.	*	1,864	104,048
Centene Corp.	*	1,972	70,065
Chemed Corp.		1,162	76,134
Chindex International, Inc.	*†	822	11,196
CIGNA Corp.		7,259	373,330
Community Health Systems, Inc.	*	4,282	109,962
Coventry Health Care, Inc.	*	6,568	239,535
Cross Country Healthcare, Inc.	*	1,339	10,176
DaVita, Inc.	*	3,507	303,741
Express Scripts, Inc.	*	21,030	1,135,199
Gentiva Health Services, Inc.	*	1,474	30,703
Hanger Orthopedic Group, Inc.	*	1,083	26,501
HCA Holdings, Inc.	*	3,319	109,527

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Health Management Associates, Inc., Class A	*	9,953	$107,293
Health Net, Inc.	*	3,209	102,977
Healthspring, Inc.	*	2,400	110,664
Healthways, Inc.	*	1,362	20,675
Henry Schein, Inc.	*	3,652	261,447
HMS Holdings Corp.	*	1,410	108,387
Humana, Inc.		4,622	372,256
Kindred Healthcare, Inc.	*	2,148	46,118
Laboratory Corp. of America Holdings	*	4,321	418,230
Landauer, Inc.		598	36,831
LCA-Vision, Inc.	*	616	2,944
LifePoint Hospitals, Inc.	*	2,149	83,983
Lincare Holdings, Inc.		3,193	93,459
Magellan Health Services, Inc.	*	1,400	76,636
McKesson Corp.		9,930	830,645
Medco Health Solutions, Inc.	*	13,709	774,833
Mednax, Inc.	*	2,182	157,519
National Healthcare Corp.	†	431	21,365
National Research Corp.		1,250	45,662
Omnicare, Inc.	†	4,277	136,394
Owens & Minor, Inc.	†	2,434	83,949
Patterson Cos., Inc.		5,546	182,408
PDI, Inc.	*	703	4,984
PharMerica Corp.	*	1,365	17,417
PSS World Medical, Inc.	*†	3,574	100,108
Psychemedics Corp.		302	2,872
Quest Diagnostics, Inc.	†	3,899	230,431
Sun Healthcare Group, Inc.	*†	694	5,566
Sunrise Senior Living, Inc.	*†	1,950	18,584
Tenet Healthcare Corp.	*	19,289	120,363
U.S. Physical Therapy, Inc.		1,300	32,149
UnitedHealth Group, Inc.		42,411	2,187,559
Universal American Corp.		1,812	19,841
Universal Health Services, Inc., Class B		2,466	127,073
VCA Antech, Inc.	*	3,442	72,970
WellCare Health Plans, Inc.	*	1,500	77,115
WellPoint, Inc.		13,856	1,091,437

			12,733,696

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	87,681
Cerner Corp.	*	6,088	372,038
Mediware Information Systems, Inc.	*	1,088	12,022
Omnicell, Inc.	*	783	12,207
Quality Systems, Inc.	†	768	67,047

			550,995

Hotels, Restaurants & Leisure—2.0%
Ameristar Casinos, Inc.		300	7,113
Bally Technologies, Inc.	*†	1,971	80,180
Biglari Holdings, Inc.	*	63	24,636
Bob Evans Farms, Inc.		1,465	51,231
Boyd Gaming Corp.	*†	2,619	22,785
Brinker International, Inc.		5,167	126,385
Buffalo Wild Wings, Inc.	*	867	57,491
California Pizza Kitchen, Inc.	*	1,455	26,874
Carnival Corp.		11,468	431,541
CEC Entertainment, Inc.		1,614	64,738

		Shares	Value

Cheesecake Factory, Inc. (The)	*†	3,444	$108,038
Chipotle Mexican Grill, Inc.	*	1,003	309,115
Choice Hotels International, Inc.		1,616	53,910
Churchill Downs, Inc.		638	28,761
Cracker Barrel Old Country Store, Inc.	†	2,120	104,537
Darden Restaurants, Inc.		3,930	195,557
DineEquity, Inc.	*	1,079	56,399
Dover Downs Gaming & Entertainment, Inc.		1,710	5,472
Dover Motorsports, Inc.	*	1,645	3,043
Gaylord Entertainment Co.	*†	1,772	53,160
International Game Technology		13,402	235,607
International Speedway Corp., Class A		1,190	33,808
Interval Leisure Group, Inc.	*	1,886	25,819
Isle of Capri Casinos, Inc.	*	1,250	11,063
Jack in the Box, Inc.	*	2,874	65,470
Krispy Kreme Doughnuts, Inc.	*	2,573	24,469
Las Vegas Sands Corp.	*	12,301	519,225
Life Time Fitness, Inc.	*†	1,774	70,800
Marcus Corp.	†	1,505	14,869
Marriott International, Inc., Class A		10,755	381,695
McDonald’s Corp.		37,967	3,201,377
MGM Resorts International	*	8,952	118,256
Morgans Hotel Group Co.	*	2,300	16,537
Morton’s Restaurant Group, Inc.	*	2,200	15,928
Multimedia Games Holding Co., Inc.	*	1,202	5,469
O’Charleys, Inc.	*†	1,091	7,975
Orient-Express Hotels Ltd., Class A (Bermuda)	*	1,577	16,953
P.F. Chang’s China Bistro, Inc.	†	1,089	43,821
Panera Bread Co., Class A	*	1,250	157,075
Papa John’s International, Inc.	*†	1,610	53,549
Peet’s Coffee & Tea, Inc.	*†	637	36,755
Penn National Gaming, Inc.	*	2,586	104,319
Pinnacle Entertainment, Inc.	*	1,629	24,272
Red Robin Gourmet Burgers, Inc.	*	692	25,175
Royal Caribbean Cruises Ltd.	*†	7,613	286,553
Ruby Tuesday, Inc.	*†	2,816	30,357
Scientific Games Corp., Class A	*	2,517	26,026
Shuffle Master, Inc.	*	1,527	14,285
Sonic Corp.	*†	3,730	39,650
Speedway Motorsports, Inc.		149	2,113
Starbucks Corp.		24,221	956,487
Starwood Hotels & Resorts Worldwide, Inc.		7,939	444,902
Texas Roadhouse, Inc.		3,070	53,833
Vail Resorts, Inc.	†	1,491	68,914
Wendy’s/Arby’s Group, Inc., Class A		25,109	127,303
WMS Industries, Inc.	*	564	17,326
Wyndham Worldwide Corp.		6,992	235,281
Wynn Resorts Ltd.		2,554	366,601
Yum! Brands, Inc.		14,951	825,893

			10,516,776

Household Durables—0.3%
American Greetings Corp., Class A	†	2,760	66,350
Bassett Furniture Industries, Inc.		1,139	8,975
Beazer Homes USA, Inc.	*†	1,494	5,065
Blyth, Inc.		460	23,161
D.R. Horton, Inc.		3,903	44,963

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Ethan Allen Interiors, Inc.	†	1,551	$33,021
Fortune Brands, Inc.		3,861	246,216
Furniture Brands International, Inc.	*	2,341	9,692
Harman International Industries, Inc.		2,728	124,315
Helen of Troy Ltd. (Bermuda)	*†	1,333	46,028
Hovnanian Enterprises, Inc., Class A	*†	15,517	37,396
Jarden Corp.	†	2,055	70,918
KB Home	†	3,248	31,765
Kid Brands, Inc.	*	1,156	5,965
La-Z-Boy, Inc.	*	2,404	23,727
Leggett & Platt, Inc.		2,928	71,385
Lennar Corp., Class A	†	5,675	103,001
M/I Homes, Inc.	*	610	7,479
MDC Holdings, Inc.		1,091	26,882
Meritage Homes Corp.	*	1,300	29,328
Mohawk Industries, Inc.	*	868	52,071
Newell Rubbermaid, Inc.		3,792	59,838
NVR, Inc.	*	112	81,254
Pulte Group, Inc.	*†	13,539	103,709
Ryland Group, Inc.	†	1,852	30,613
Skyline Corp.	†	720	12,600
Standard Pacific Corp.	*†	2,568	8,603
Tempur-Pedic International, Inc.	*	1,346	91,286
Toll Brothers, Inc.	*	4,132	85,698
Tupperware Brands Corp.		2,427	163,701
Universal Electronics, Inc.	*†	639	16,141
Whirlpool Corp.		1,858	151,093

			1,872,239

Household Products—1.8%
Central Garden and Pet Co., Class A	*	1,230	12,485
Church & Dwight Co., Inc.		5,138	208,295
Clorox Co.		4,503	303,682
Colgate-Palmolive Co.		16,371	1,430,989
Energizer Holdings, Inc.	*	1,856	134,300
Kimberly-Clark Corp.		15,061	1,002,460
Procter & Gamble Co. (The)		105,572	6,711,212
WD-40 Co.	†	949	37,049

			9,840,472

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	26,935	343,152
Calpine Corp.	*†	16,000	258,080
Constellation Energy Group, Inc.		7,434	282,195
Dynegy, Inc.	*	25,395	157,195
GenOn Energy, Inc.	*	15,396	59,428
NRG Energy, Inc.	*	8,000	196,640
Tegal Corp.	*	62	130

			1,296,820

Industrial Conglomerates—1.9%
3M Co.		25,055	2,376,467
Carlisle Cos., Inc.		2,452	120,712
General Electric Co.		405,633	7,650,238
Seaboard Corp.	†	18	43,524
Standex International Corp.	†	724	22,205
Tredegar Corp.		1,606	29,470
United Capital Corp.	*	690	20,666

			10,263,282

		Shares	Value

Insurance—3.6%
Aflac, Inc.		19,465	$908,626
Alleghany Corp.	*	157	52,298
Allied World Assurance Co. Holdings AG (Switzerland)		1,889	108,769
Allstate Corp. (The)		18,288	558,333
Alterra Capital Holdings Ltd. (Bermuda)	†	1,915	42,705
American Equity Investment Life Holding Co.		4,302	54,678
American Financial Group, Inc.		2,657	94,828
American International Group, Inc.	*†	14,067	412,444
American National Insurance Co.		945	73,238
AON Corp.		9,153	469,549
Arch Capital Group Ltd. (Bermuda)	*	4,284	136,745
Argo Group International Holdings Ltd. (Bermuda)		899	26,718
Arthur J. Gallagher & Co.		3,230	92,184
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	90,364
Assurant, Inc.		1,358	49,255
Assured Guaranty Ltd. (Bermuda)		7,538	122,945
Axis Capital Holdings Ltd. (Bermuda)		5,691	176,193
Baldwin & Lyons, Inc., Class B	†	945	21,896
Berkshire Hathaway, Inc., Class B	*	70,600	5,463,734
Brown & Brown, Inc.		5,036	129,224
Chubb Corp.		9,347	585,216
Cincinnati Financial Corp.		6,036	176,130
CNA Financial Corp.		1,422	41,309
CNO Financial Group, Inc.	*†	6,600	52,206
Crawford & Co., Class B	†	1,891	13,369
Delphi Financial Group, Inc., Class A		1,945	56,813
EMC Insurance Group, Inc.		341	6,513
Employers Holdings, Inc.		2,770	46,453
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	111,508
Erie Indemnity Co., Class A		1,023	72,347
Everest Re Group Ltd. (Bermuda)		2,468	201,759
FBL Financial Group, Inc., Class A	†	1,275	40,991
Fidelity National Financial, Inc., Class A	†	8,236	129,635
First American Financial Corp.		3,159	49,438
Genworth Financial, Inc., Class A	*	16,181	166,341
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	1,797	47,243
Hanover Insurance Group, Inc. (The)	†	2,346	88,468
Harleysville Group, Inc.	†	1,351	42,111
Hartford Financial Services Group, Inc.		15,915	419,679
HCC Insurance Holdings, Inc.		3,999	125,969
Hilltop Holdings, Inc.	*	1,180	10,431
Horace Mann Educators Corp.		2,000	31,220
Independence Holding Co.	†	961	10,033
Infinity Property & Casualty Corp.		810	44,275
Kansas City Life Insurance Co.	†	902	28,097
Lincoln National Corp.	†	10,899	310,513
Loews Corp.		7,988	336,215
Markel Corp.	*	152	60,315
Marsh & McLennan Cos., Inc.		15,676	488,934
MBIA, Inc.	*†	8,742	75,968
Mercury General Corp.		1,109	43,794

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
MetLife, Inc.		32,137	$1,409,850
Montpelier Re Holdings Ltd. (Bermuda)		3,734	67,212
National Financial Partners Corp.	*†	1,495	17,252
Navigators Group, Inc. (The)	*	938	44,086
Old Republic International Corp.		10,195	119,791
PartnerRe Ltd. (Bermuda)		2,300	158,355
Phoenix Cos., Inc. (The)	*	4,217	10,374
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	90,878
Presidential Life Corp.	†	1,144	11,943
Principal Financial Group, Inc.		10,891	331,304
ProAssurance Corp.	*	1,647	115,290
Progressive Corp. (The)		18,475	394,996
Protective Life Corp.		3,130	72,397
Prudential Financial, Inc.		17,746	1,128,468
Reinsurance Group of America, Inc.		1,440	87,638
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	202,855
RLI Corp.	†	1,164	72,075
Safety Insurance Group, Inc.	†	850	35,734
Selective Insurance Group, Inc.	†	2,122	34,525
StanCorp Financial Group, Inc.		2,460	103,787
State Auto Financial Corp.		488	8,506
Stewart Information Services Corp.	†	1,239	12,427
Torchmark Corp.		3,623	232,379
Tower Group, Inc.		1,736	41,352
Transatlantic Holdings, Inc.		1,167	57,195
Travelers Cos., Inc. (The)		13,586	793,151
United Fire & Casualty Co.	†	1,250	21,713
Unitrin, Inc.		1,906	56,551
Unum Group		7,547	192,298
Validus Holdings Ltd. (Bermuda)		3,553	109,965
W.R. Berkley Corp.		2,501	81,132
White Mountains Insurance Group Ltd.		300	126,048

			19,239,546

Internet & Catalog Retail—0.9%
1-800-Flowers.com, Inc., Class A	*	793	2,458
Amazon.com, Inc.	*	13,748	2,811,328
dELiA*s, Inc.	*	925	1,452
Expedia, Inc.		7,176	208,032
Geeknet, Inc.	*†	201	5,371
Hollywood Media Corp.	*	998	1,497
HSN, Inc.	*	1,886	62,087
Liberty Media Corp.—Interactive, Series A	*	16,418	275,330
Netflix, Inc.	*†	1,859	488,341
Overstock.com, Inc.	*	770	11,719
priceline.com, Inc.	*	1,548	792,468
Valuevision Media, Inc., Class A	*	1,741	13,319

			4,673,402

Internet Software & Services—1.5%
Akamai Technologies, Inc.	*	7,479	235,364
AOL, Inc.	*†	3,989	79,221
Autobytel, Inc.	*	1,384	1,564
DealerTrack Holdings, Inc.	*†	1,800	41,310
Digital River, Inc.	*†	1,627	52,324

		Shares	Value

Earthlink, Inc.		5,814	$44,739
eBay, Inc.	*	40,546	1,308,419
Equinix, Inc.	*	1,323	133,649
Google, Inc., Class A	*	9,223	4,670,343
IAC/InterActiveCorp	*	4,715	179,972
Infospace, Inc.	*	1,323	12,066
Internap Network Services Corp.	*	1,297	9,533
j2 Global Communications, Inc.	*†	1,614	45,563
Keynote Systems, Inc.	†	1,400	30,282
LivePerson, Inc.	*†	3,333	47,129
Looksmart Ltd.	*	500	755
ModusLink Global Solutions, Inc.		1,007	4,511
Monster Worldwide, Inc.	*	4,681	68,623
Move, Inc.	*	7,362	16,123
NIC, Inc.	†	2,450	32,977
Openwave Systems, Inc.	*†	2,570	5,885
RealNetworks, Inc.	*†	5,844	19,870
Saba Software, Inc.	*†	1,576	14,231
SAVVIS, Inc.	*	408	16,128
Stamps.com, Inc.	†	1,050	14,007
support.com, Inc.	*†	1,562	7,498
United Online, Inc.	†	2,509	15,129
ValueClick, Inc.	*	4,058	67,363
VeriSign, Inc.		8,080	270,357
Vertro, Inc.	*	198	445
Web.com Group, Inc.	*	308	3,795
WebMD Health Corp.	*	2,424	110,486
WebMediaBrands, Inc.	*†	1,450	1,943
XO Group, Inc.	*	2,304	22,925
Yahoo! Inc.	*	43,481	653,954
Zix Corp.	*	1,015	3,898

			8,242,381

IT Services—3.1%
Acxiom Corp.	*	3,451	45,243
Alliance Data Systems Corp.	*	1,955	183,907
Automatic Data Processing, Inc.		17,041	897,720
Broadridge Financial Solutions, Inc.		5,748	138,354
CACI International, Inc., Class A	*	1,198	75,570
Ciber, Inc.	*	2,444	13,564
Cognizant Technology Solutions Corp., Class A	*	12,226	896,655
Computer Sciences Corp.		3,563	135,252
Convergys Corp.	*	5,933	80,926
CoreLogic, Inc.	*	3,159	52,787
CSG Systems International, Inc.	*	2,153	39,787
DST Systems, Inc.		2,518	132,950
Edgewater Technology, Inc.	*	1,533	4,139
Euronet Worldwide, Inc.	*†	1,056	16,273
Fidelity National Information Services, Inc.		9,512	292,874
Fiserv, Inc.	*	5,260	329,434
Forrester Research, Inc.		963	31,741
Gartner, Inc.	*	1,179	47,502
Global Payments, Inc.		3,238	165,138
Hackett Group, Inc. (The)	*	1,140	5,803
iGATE Corp.	†	1,397	22,799
Integral Systems, Inc.	*	1,010	12,292
International Business Machines Corp.		44,408	7,618,192
Jack Henry & Associates, Inc.		3,591	107,766
Lender Processing Services, Inc.		4,048	84,644
Lionbridge Technologies, Inc.	*	1,165	3,705
Management Network Group, Inc.	*	320	838

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Mantech International Corp., Class A	†	1,217	$54,059
Mastech Holdings, Inc.	*	93	316
Mastercard, Inc., Class A		3,819	1,150,817
MAXIMUS, Inc.		1,052	87,032
MoneyGram International, Inc.	*	3,750	12,450
NeuStar, Inc., Class A	*	3,140	82,268
Online Resources Corp.	*	700	2,282
Paychex, Inc.		9,849	302,561
Pfsweb, Inc.	*†	1,209	5,549
SAIC, Inc.	*	8,529	143,458
Sapient Corp.	*	4,150	62,375
SRA International, Inc., Class A	*	1,664	51,451
StarTek, Inc.	*	994	3,429
Syntel, Inc.		1,554	91,872
TeleTech Holdings, Inc.	*	2,738	57,717
Teradata Corp.	*	7,848	472,450
Total System Services, Inc.		6,935	128,852
Unisys Corp.	*	1,371	35,235
VeriFone Systems, Inc.	*	2,645	117,306
Visa, Inc., Class A		18,001	1,516,764
Western Union Co. (The)		25,245	505,657
Wright Express Corp.	*	1,750	91,123

			16,410,878

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*†	1,857	24,940
Brunswick Corp.		3,797	77,459
Callaway Golf Co.	†	2,881	17,920
Eastman Kodak Co.	*†	11,893	42,577
Hasbro, Inc.		2,107	92,560
Jakks Pacific, Inc.	*†	925	17,029
Leapfrog Enterprises, Inc.	*	1,261	5,321
Mattel, Inc.		8,487	233,308
Nautilus, Inc.	*	1,359	2,718
Polaris Industries, Inc.		1,858	206,554
Steinway Musical Instruments, Inc.	*	683	17,546
Sturm Ruger & Co., Inc.		3,296	72,347

			810,279

Life Sciences Tools & Services—0.7%
Affymetrix, Inc.	*	2,525	20,023
Agilent Technologies, Inc.	*	10,372	530,113
Albany Molecular Research, Inc.	*	1,371	6,595
Bio-Rad Laboratories, Inc., Class A	*	623	74,361
Bruker Corp.	*	1,667	33,940
Caliper Life Sciences, Inc.	*†	867	7,031
Cambrex Corp.	*	1,258	5,812
Charles River Laboratories International, Inc.	*	2,755	111,991
Covance, Inc.	*†	2,839	168,552
Enzo Biochem, Inc.	*†	1,353	5,750
eResearchTechnology, Inc.	*	2,056	13,097
Furiex Pharmaceuticals, Inc.	*	394	7,009
Illumina, Inc.	*	4,535	340,805
Kendle International, Inc.	*	1,316	19,845
Life Technologies Corp.	*	7,474	389,171
Luminex Corp.	*	1,070	22,363
Mettler-Toledo International, Inc.	*	913	153,996
Parexel International Corp.	*	2,306	54,329

		Shares	Value

PerkinElmer, Inc.		5,266	$141,708
Pharmaceutical Product Development, Inc.		4,736	127,114
Sequenom, Inc.	*†	19,756	149,158
Techne Corp.		1,736	144,730
Thermo Fisher Scientific, Inc.	*	16,050	1,033,460
Waters Corp.	*	3,878	371,280

			3,932,233

Machinery—2.7%
3D Systems Corp.	*†	2,316	45,648
Actuant Corp., Class A		2,022	54,250
AGCO Corp.	*	3,068	151,436
Albany International Corp., Class A		1,437	37,922
American Railcar Industries, Inc.	*	1,200	28,140
Ampco-Pittsburgh Corp.	†	613	14,375
Astec Industries, Inc.	*†	821	30,361
Badger Meter, Inc.	†	1,134	41,947
Barnes Group, Inc.		2,018	50,067
Blount International, Inc.	*	1,532	26,764
Briggs & Stratton Corp.	†	1,822	36,185
Bucyrus International, Inc.		2,860	262,148
Caterpillar, Inc.		21,496	2,288,464
Chart Industries, Inc.	*	1,070	57,759
CIRCOR International, Inc.		711	30,452
CLARCOR, Inc.		2,354	111,297
Crane Co.		2,467	121,894
Cummins, Inc.		5,514	570,644
Danaher Corp.		16,656	882,601
Deere & Co.		15,887	1,309,883
Donaldson Co., Inc.		2,029	123,120
Dover Corp.		5,761	390,596
Eaton Corp.		11,582	595,894
EnPro Industries, Inc.	*	981	47,157
ESCO Technologies, Inc.		1,222	44,970
Federal Signal Corp.		2,159	14,163
Flow International Corp.	*	2,200	7,832
Flowserve Corp.		2,375	260,989
Force Protection, Inc.	*	3,825	18,991
FreightCar America, Inc.	*	900	22,806
Gardner Denver, Inc.		1,836	154,316
Graco, Inc.		2,883	146,053
Harsco Corp.		3,646	118,860
Hurco Cos., Inc.	*	300	9,663
IDEX Corp.		3,304	151,488
Illinois Tool Works, Inc.		16,815	949,879
John Bean Technologies Corp.		1,164	22,488
Joy Global, Inc.		4,799	457,057
Kadant, Inc.	*	721	22,719
Kaydon Corp.		1,422	53,069
Kennametal, Inc.		3,196	134,903
Lincoln Electric Holdings, Inc.	†	3,754	134,581
Lindsay Corp.		808	55,590
Manitowoc Co., Inc. (The)		5,044	84,941
Meritor, Inc.	*†	2,791	44,768
Middleby Corp.	*	984	92,535
Mueller Industries, Inc.		1,592	60,353
Mueller Water Products, Inc., Class A	†	3,000	11,940
NACCO Industries, Inc., Class A		309	29,917
Navistar International Corp.	*	2,436	137,537
Nordson Corp.		3,044	166,963
Oshkosh Corp.	*	2,868	83,000
PACCAR, Inc.		14,853	758,840

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Pall Corp.		3,831	$215,417
Parker Hannifin Corp.		6,039	541,940
Pentair, Inc.		3,618	146,022
Robbins & Myers, Inc.		2,604	137,621
Sauer-Danfoss, Inc.	*	1,531	77,147
Snap-On, Inc.		2,419	151,139
SPX Corp.		2,157	178,298
Stanley Black & Decker, Inc.		3,191	229,912
Tecumseh Products Co., Class A	*†	712	7,262
Tennant Co.	†	1,280	51,110
Terex Corp.	*	4,124	117,328
Timken Co.		3,702	186,581
Titan International, Inc.	†	1,356	32,897
Toro Co. (The)		1,020	61,710
Trinity Industries, Inc.	†	3,051	106,419
Valmont Industries, Inc.	†	1,162	112,005
Wabash National Corp.	*†	6,441	60,352
WABCO Holdings, Inc.	*	2,354	162,567
Wabtec Corp.		1,737	114,156
Watts Water Technologies, Inc., Class A	†	1,225	43,377

			14,293,475

Marine—0.0%
Alexander & Baldwin, Inc.		1,466	70,603
Eagle Bulk Shipping, Inc.	*†	3,648	9,047
Excel Maritime Carriers Ltd. (Greece)	*†	2,810	8,711
Genco Shipping & Trading Ltd.	*†	2,042	15,356
Horizon Lines, Inc., Class A	†	2,035	2,462
Kirby Corp.	*	2,358	133,628

			239,807

Media—2.8%
A.H. Belo Corp., Class A		944	7,023
Arbitron, Inc.		1,298	53,646
Belo Corp., Class A	*	4,721	35,549
Cablevision Systems Corp., Class A		9,044	327,483
CBS Corp., Class B		23,133	659,059
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	31,750
Comcast Corp., Class A		74,625	1,890,998
Crown Media Holdings, Inc., Class A	*†	5,899	11,267
Cumulus Media, Inc., Class A	*	2,174	7,609
DIRECTV, Class A	*	25,235	1,282,443
Discovery Communications, Inc., Class A	*	5,451	223,273
Discovery Communications, Inc., Class C	*	303	11,075
DISH Network Corp., Class A	*	4,775	146,449
DreamWorks Animation SKG, Inc., Class A	*†	1,300	26,130
E.W. Scripps Co., (The), Class A	*	1,204	11,643
Emmis Communications Corp., Class A	*	1,175	1,292
Entercom Communications Corp., Class A	*	2,183	18,948
Entravision Communications Corp., Class A	*	2,852	5,276
Gannett Co., Inc.		7,301	104,550

		Shares	Value

Gray Television, Inc.	*	1,838	$4,852
Harris Interactive, Inc.	*	2,730	2,321
Harte-Hanks, Inc.		3,119	25,326
Interpublic Group of Cos., Inc. (The)		17,203	215,038
John Wiley & Sons, Inc., Class A		2,491	129,557
Journal Communications, Inc., Class A	*	3,900	20,163
Lamar Advertising Co., Class A	*	3,479	95,220
Lee Enterprises, Inc.	*†	1,973	1,756
Liberty Global, Inc., Series A	*	4,456	200,698
Liberty Media Corp.—Capital, Series A	*	3,623	310,672
Liberty Media Corp.—Starz, Series A	*	770	57,935
LIN TV Corp., Class A	*	1,419	6,911
Live Nation Entertainment, Inc.	*	5,485	62,913
LodgeNet Interactive Corp.	*†	1,250	3,788
Madison Square Garden Co. (The), Class A	*	2,261	62,245
McClatchy Co. (The), Class A	*†	2,444	6,868
McGraw-Hill Cos., Inc. (The)		9,601	402,378
Media General, Inc., Class A	*†	952	3,637
Meredith Corp.	†	2,083	64,844
National CineMedia, Inc.	†	2,226	37,642
New Frontier Media, Inc.	*	3,808	5,255
New York Times Co. (The), Class A	*†	5,682	49,547
News Corp., Class A		55,516	982,633
Omnicom Group, Inc.		9,924	477,940
PRIMEDIA, Inc.		1,475	10,399
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	33,876
Salem Communications Corp., Class A		850	3,051
Scholastic Corp.	†	1,845	49,077
Scripps Networks Interactive, Inc., Class A		3,612	176,555
Sinclair Broadcast Group, Inc., Class A		2,049	22,498
Sirius XM Radio, Inc.	*†	169,893	372,066
Time Warner Cable, Inc.		11,285	880,681
Time Warner, Inc.		37,219	1,353,655
Valassis Communications, Inc.	*†	2,236	67,751
Value Line, Inc.	†	573	7,684
Viacom, Inc., Class B		19,730	1,006,230
Virgin Media, Inc.		10,479	313,636
Walt Disney Co. (The)		63,802	2,490,830
Washington Post Co. (The), Class B	†	258	108,089
World Wrestling Entertainment, Inc., Class A	†	1,030	9,816

			14,991,496

Metals & Mining—1.3%
AK Steel Holding Corp.	†	5,009	78,942
Alcoa, Inc.		44,044	698,538
Allegheny Technologies, Inc.		3,760	238,647
AMCOL International Corp.		1,186	45,258
Carpenter Technology Corp.		1,882	108,554
Century Aluminum Co.	*	865	13,537

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Cliffs Natural Resources, Inc.		5,736	$530,293
Coeur d’Alene Mines Corp.	*	7,315	177,462
Commercial Metals Co.		4,080	58,548
Compass Minerals International, Inc.	†	1,915	164,824
Freeport-McMoRan Copper & Gold, Inc.		38,302	2,026,176
Hecla Mining Co.	*	20,609	158,483
Materion Corp.	*	1,122	41,480
Newmont Mining Corp.		16,854	909,611
Nucor Corp.		10,963	451,895
Reliance Steel & Aluminum Co.		2,966	147,262
Royal Gold, Inc.	†	1,153	67,531
RTI International Metals, Inc.	*†	1,363	52,298
Schnitzer Steel Industries, Inc., Class A		693	39,917
Southern Copper Corp.		8,700	285,969
Steel Dynamics, Inc.		8,080	131,300
Stillwater Mining Co.	*	3,727	82,031
Titanium Metals Corp.		5,344	97,902
United States Steel Corp.	†	5,607	258,146
Walter Energy, Inc.		1,840	213,072
Worthington Industries, Inc.		3,575	82,583

			7,160,259

Multiline Retail—0.7%
99 Cents Only Stores	*	3,207	64,910
Big Lots, Inc.	*	1,874	62,123
Dillard’s, Inc., Class A	†	1,535	80,035
Dollar Tree, Inc.	*	4,701	313,181
Family Dollar Stores, Inc.		3,743	196,732
Fred’s, Inc., Class A	†	1,781	25,700
J.C. Penney Co., Inc.		7,928	273,833
Kohl’s Corp.		8,292	414,683
Macy’s, Inc.		14,423	421,728
Nordstrom, Inc.		6,901	323,933
Saks, Inc.	*†	5,811	64,909
Sears Holdings Corp.	*†	3,097	221,250
Target Corp.		24,789	1,162,852
Tuesday Morning Corp.	*	1,816	8,444

			3,634,313

Multi-Utilities—1.3%
Alliant Energy Corp.		4,491	182,604
Ameren Corp.		8,429	243,092
Avista Corp.		1,759	45,189
Black Hills Corp.		2,041	61,414
CenterPoint Energy, Inc.		12,705	245,842
CH Energy Group, Inc.	†	694	36,962
CMS Energy Corp.		15,613	307,420
Consolidated Edison, Inc.	†	10,967	583,883
Dominion Resources, Inc.		20,559	992,383
DTE Energy Co.		5,654	282,813
Integrys Energy Group, Inc.		5,523	286,312
MDU Resources Group, Inc.		7,657	172,283
NiSource, Inc.		10,893	220,583
NorthWestern Corp.		1,449	47,976
NSTAR		4,374	201,117
OGE Energy Corp.		3,358	168,975
PG&E Corp.		13,909	584,595
Public Service Enterprise Group, Inc.		19,188	626,296

		Shares	Value

SCANA Corp.		4,791	$188,622
Sempra Energy		6,698	354,190
TECO Energy, Inc.	†	7,797	147,285
Vectren Corp.	†	3,706	103,249
Wisconsin Energy Corp.		9,128	286,163
Xcel Energy, Inc.		16,552	402,214

			6,771,462

Office Electronics—0.1%
Xerox Corp.		37,010	385,274
Zebra Technologies Corp., Class A	*	2,988	126,004

			511,278

Oil, Gas & Consumable Fuels—9.5%
Adams Resources & Energy, Inc.		1,462	37,281
Alpha Natural Resources, Inc.	*	8,351	379,469
Anadarko Petroleum Corp.		17,995	1,381,296
Apache Corp.		13,575	1,675,019
Apco Oil and Gas International, Inc.	†	1,181	102,664
Arch Coal, Inc.		7,214	192,325
Atlas Energy, L.P.	*‡	2,578	258
ATP Oil & Gas Corp.	*†	685	10,487
Berry Petroleum Co., Class A	†	2,902	154,183
Blue Dolphin Energy Co.	*	521	1,568
BP Prudhoe Bay Royalty Trust		1,105	123,362
BPZ Resources, Inc.	*†	4,003	13,130
Cabot Oil & Gas Corp.		4,548	301,578
Callon Petroleum Co.	*	779	5,469
Carrizo Oil & Gas, Inc.	*	1,800	75,150
Chesapeake Energy Corp.		24,112	715,885
Chevron Corp.		72,994	7,506,703
Cimarex Energy Co.		2,681	241,075
Clayton Williams Energy, Inc.	*	550	33,027
Comstock Resources, Inc.	*	1,735	49,951
Concho Resources, Inc.	*	3,943	362,164
ConocoPhillips		54,805	4,120,788
CONSOL Energy, Inc.		7,662	371,454
Contango Oil & Gas Co.	*†	902	52,713
Continental Resources, Inc.	*†	3,671	238,285
Cross Timbers Royalty Trust		575	25,524
Crosstex Energy, Inc.		2,100	24,990
CVR Energy, Inc.	*†	5,235	128,886
Delta Petroleum Corp.	*†	2,709	1,344
Denbury Resources, Inc.	*	16,015	320,300
Devon Energy Corp.		14,461	1,139,671
DHT Holdings, Inc. (Jersey, Channel Islands)		4,173	15,983
El Paso Corp.		25,233	509,707
Energen Corp.		2,644	149,386
EOG Resources, Inc.		7,506	784,752
EQT Corp.		5,288	277,726
Evergreen Energy, Inc.	*†	416	745
EXCO Resources, Inc.		8,720	153,908
Exxon Mobil Corp.		189,521	15,423,219
Forest Oil Corp.	*	3,820	102,032
Frontier Oil Corp.		4,576	147,850
FX Energy, Inc.	*†	3,496	30,695
General Maritime Corp.	†	23,999	32,399
GMX Resources, Inc.	*†	1,297	5,772
Goodrich Petroleum Corp.	*†	1,566	28,830
Hess Corp.		10,275	768,159
Holly Corp.	*†	1,972	136,857

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Hugoton Royalty Trust		1,669	$37,953
James River Coal Co.	*†	1,500	31,230
Marathon Oil Corp.		25,577	1,347,396
McMoRan Exploration Co.	*†	2,961	54,719
Murphy Oil Corp.		5,804	381,091
Newfield Exploration Co.	*	3,712	252,490
Noble Energy, Inc.		4,966	445,103
Occidental Petroleum Corp.		31,343	3,260,926
Overseas Shipholding Group, Inc.		1,587	42,754
Patriot Coal Corp.	*†	2,992	66,602
Peabody Energy Corp.		10,624	625,860
Penn Virginia Corp.	†	1,433	18,930
Petrohawk Energy Corp.	*	10,513	259,356
Petroleum Development Corp.	*†	1,250	37,387
Petroquest Energy, Inc.	*†	3,346	23,489
Pioneer Natural Resources Co.		5,081	455,105
Plains Exploration & Production Co.	*	5,227	199,253
QEP Resources, Inc.		7,412	310,044
Quicksilver Resources, Inc.	*†	3,960	58,450
Range Resources Corp.		5,516	306,138
Rentech, Inc.	*†	49,300	52,258
Rosetta Resources, Inc.	*†	3,400	175,236
SandRidge Energy, Inc.	*	8,962	95,535
Ship Finance International Ltd. (Bermuda)	†	3,352	60,403
SM Energy Co.	†	2,262	166,212
Southern Union Co.		3,367	135,185
Southwestern Energy Co.	*	12,344	529,311
Spectra Energy Corp.		23,691	649,370
Stone Energy Corp.	*	1,208	36,711
Sunoco, Inc.		2,777	115,829
Swift Energy Co.	*	1,142	42,562
Syntroleum Corp.	*†	1,246	1,832
Teekay Corp. (Canada)		1,691	52,218
Tesoro Corp.	*†	6,846	156,842
Ultra Petroleum Corp.	*	7,839	359,026
USEC, Inc.	*†	7,347	24,539
Vaalco Energy, Inc.	*	3,800	22,876
Valero Energy Corp.		22,004	562,642
Verenium Corp.	*	149	267
Warren Resources, Inc.	*	3,600	13,716
Western Refining, Inc.	*†	2,500	45,175
Whiting Petroleum Corp.	*	2,484	141,364
Williams Cos., Inc. (The)		24,207	732,262
World Fuel Services Corp.	†	1,920	68,986

			50,808,652

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.		1,251	33,752
Clearwater Paper Corp.	*	462	31,545
Deltic Timber Corp.	†	724	38,872
Domtar Corp. (Canada)		1,388	131,471
International Paper Co.		14,370	428,513
Louisiana-Pacific Corp.	*†	4,396	35,784
MeadWestvaco Corp.		6,398	213,117
Neenah Paper, Inc.	†	652	13,875
P.H. Glatfelter Co.		1,740	26,761
Schweitzer-Mauduit International, Inc.		724	40,653
Wausau Paper Corp.		1,903	12,826

			1,007,169

		Shares	Value

Personal Products—0.2%
Avon Products, Inc.		14,351	$401,828
Elizabeth Arden, Inc.	*	1,017	29,524
Estee Lauder Cos., Inc. (The), Class A		3,747	394,147
Herbalife Ltd. (Cayman Islands)		1,696	97,757
Medifast, Inc.	*†	734	17,418
Nu Skin Enterprises, Inc., Class A		3,018	113,326
USANA Health Sciences, Inc.	*†	593	18,549

			1,072,549

Pharmaceuticals—4.9%
Abbott Laboratories		59,451	3,128,311
Adolor Corp.	*	1,927	3,835
Allergan, Inc.		12,063	1,004,245
AVANIR Pharmaceuticals, Inc., Class A	*†	30,376	102,063
Bristol-Myers Squibb Co.		62,456	1,808,726
Columbia Laboratories, Inc.	*	1,819	5,621
Durect Corp.	*	1,900	3,857
Eli Lilly & Co.		32,239	1,209,930
Emisphere Technologies, Inc.	*†	772	695
Endo Pharmaceuticals Holdings, Inc.	*	4,151	166,746
Forest Laboratories, Inc.	*	9,208	362,243
Heska Corp.	*	446	4,308
Hi-Tech Pharmacal Co., Inc.	*	862	24,937
Hospira, Inc.	*	5,415	306,814
Johnson & Johnson		98,698	6,565,391
KV Pharmaceutical Co., Class A	*†	2,179	5,927
Medicines Co. (The)	*	2,018	33,317
Medicis Pharmaceutical Corp., Class A	†	2,564	97,868
Merck & Co., Inc.		105,830	3,734,741
Mylan, Inc.	*	10,972	270,679
Nektar Therapeutics	*	2,368	17,215
Optimer Pharmaceuticals, Inc.	*†	2,592	30,819
Pain Therapeutics, Inc.	*	1,318	5,101
Par Pharmaceutical Cos., Inc.	*	1,362	44,919
Perrigo Co.		3,119	274,066
Pfizer, Inc.		309,251	6,370,570
Pozen, Inc.	*	1,014	4,259
Questcor Pharmaceuticals, Inc.	*†	4,217	101,630
Salix Pharmaceuticals Ltd.	*	2,346	93,441
Viropharma, Inc.	*	4,061	75,128
Vivus, Inc.	*†	1,630	13,268
Watson Pharmaceuticals, Inc.	*	4,630	318,220
XenoPort, Inc.	*	1,939	13,806

			26,202,696

Professional Services—0.3%
Advisory Board Co. (The)	*	950	54,986
Barrett Business Services, Inc.		2,203	31,547
CDI Corp.		1,131	15,031
Corporate Executive Board Co. (The)	†	1,507	65,780
CoStar Group, Inc.	*†	770	45,646
CRA International, Inc.	*	986	26,711
Dun & Bradstreet Corp.		1,546	116,785
Equifax, Inc.		2,521	87,529
FTI Consulting, Inc.	*†	1,735	65,826
Heidrick & Struggles International, Inc.	†	865	19,584
Huron Consulting Group, Inc.	*†	988	29,847

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
IHS, Inc., Class A	*	1,414	$117,956
Insperity, Inc.		1,143	33,844
Kelly Services, Inc., Class A	*	1,173	19,354
Kforce, Inc.	*†	297	3,885
Korn/Ferry International	*	1,624	35,712
Manpower, Inc.		3,593	192,764
Navigant Consulting, Inc.	*	2,313	24,263
On Assignment, Inc.	*	1,243	12,219
RCM Technologies, Inc.	*	1,593	8,523
Resources Connection, Inc.		2,060	24,802
Robert Half International, Inc.		3,922	106,012
School Specialty, Inc.	*	854	12,289
SFN Group, Inc.	*	2,689	24,443
Towers Watson & Co., Class A		1,600	105,136
TrueBlue, Inc.	*†	2,485	35,983
Verisk Analytics, Inc., Class A	*	4,073	141,007

			1,457,464

Real Estate Investment Trusts (REITs)—2.9%
Acadia Realty Trust REIT	†	1,368	27,811
Agree Realty Corp. REIT		814	18,177
Alexander’s, Inc. REIT		78	30,966
Alexandria Real Estate Equities, Inc. REIT		1,245	96,388
American Campus Communities, Inc. REIT		5,751	204,276
Annaly Capital Management, Inc. REIT	†	22,691	409,346
Anworth Mortgage Asset Corp. REIT	†	18,790	141,113
Apartment Investment & Management Co., Class A REIT		5,659	144,474
Ashford Hospitality Trust, Inc. REIT		4,200	52,290
AvalonBay Communities, Inc. REIT		3,314	425,518
BioMed Realty Trust, Inc. REIT		6,210	119,480
Boston Properties, Inc. REIT	†	5,737	609,040
Brandywine Realty Trust REIT		6,105	70,757
BRE Properties, Inc. REIT		2,433	121,358
BRT Realty Trust REIT	*	421	2,656
Camden Property Trust REIT		2,058	130,930
Capital Trust, Inc., Class A REIT	*†	523	2,024
Capstead Mortgage Corp. REIT		2,400	32,160
CBL & Associates Properties, Inc. REIT	†	10,788	195,586
Cedar Shopping Centers, Inc. REIT		583	3,002
Chimera Investment Corp. REIT		26,811	92,766
Colonial Properties Trust REIT		1,962	40,025
CommonWealth REIT REIT	†	2,285	59,044
Corporate Office Properties Trust REIT		1,904	59,233
Cousins Properties, Inc. REIT	†	2,489	21,256
DCT Industrial Trust, Inc. REIT		6,576	34,392
Developers Diversified Realty Corp. REIT		5,227	73,701
DiamondRock Hospitality Co. REIT	†	4,047	43,424
Digital Realty Trust, Inc. REIT	†	6,935	428,444
Douglas Emmett, Inc. REIT		4,212	83,777
Duke Realty Corp. REIT		5,609	78,582

		Shares	Value

DuPont Fabros Technology, Inc. REIT	†	4,666	$117,583
EastGroup Properties, Inc. REIT	†	1,538	65,380
Entertainment Properties Trust REIT	†	2,733	127,631
Equity Lifestyle Properties, Inc. REIT		1,140	71,182
Equity One, Inc. REIT	†	2,619	48,818
Equity Residential REIT		11,387	683,220
Essex Property Trust, Inc. REIT	†	807	109,179
Extra Space Storage, Inc. REIT		3,500	74,655
Federal Realty Investment Trust REIT		2,295	195,488
FelCor Lodging Trust, Inc. REIT	*	3,135	16,710
First Industrial Realty Trust, Inc. REIT	*	6,729	77,047
First Potomac Realty Trust REIT	†	1,628	24,925
Franklin Street Properties Corp. REIT	†	2,200	28,402
General Growth Properties, Inc. REIT	†	12,432	207,490
Getty Realty Corp. REIT	†	1,747	44,077
Glimcher Realty Trust REIT		17,270	164,065
Gramercy Capital Corp. REIT	*†	2,182	6,611
Hatteras Financial Corp. REIT		1,935	54,625
HCP, Inc. REIT		13,391	491,316
Health Care REIT, Inc. REIT		3,657	191,736
Healthcare Realty Trust, Inc. REIT		1,881	38,805
Highwoods Properties, Inc. REIT	†	2,393	79,280
Home Properties, Inc. REIT	†	1,390	84,623
Hospitality Properties Trust REIT		2,923	70,883
Host Hotels & Resorts, Inc. REIT		21,796	369,442
Inland Real Estate Corp. REIT	†	2,302	20,327
Investors Real Estate Trust REIT	†	2,989	25,885
iStar Financial, Inc. REIT	*	4,331	35,124
Kilroy Realty Corp. REIT		1,316	51,969
Kimco Realty Corp. REIT		15,341	285,956
Kite Realty Group Trust REIT		2,654	13,217
LaSalle Hotel Properties REIT	†	1,561	41,117
Lexington Realty Trust REIT	†	9,308	84,982
Liberty Property Trust REIT		3,372	109,860
LTC Properties, Inc. REIT		2,385	66,351
Macerich Co. (The) REIT	†	5,275	282,212
Mack-Cali Realty Corp. REIT		2,488	81,955
Medical Properties Trust, Inc. REIT	†	11,530	132,595
MFA Financial, Inc. REIT		10,801	86,840
Mid-America Apartment Communities, Inc. REIT	†	1,240	83,663
Mission West Properties, Inc. REIT		1,417	12,441
Monmouth Real Estate Investment Corp., Class A REIT	†	3,275	27,674
MPG Office Trust, Inc. REIT	*†	1,199	3,429
National Health Investors, Inc. REIT		979	43,497
National Retail Properties, Inc. REIT	†	2,356	57,746
Nationwide Health Properties, Inc. REIT		5,873	243,201
Newcastle Investment Corp. REIT		754	4,358
NorthStar Realty Finance Corp. REIT	†	4,388	17,684
Omega Healthcare Investors, Inc. REIT		4,100	86,141
Parkway Properties, Inc. REIT	†	986	16,821
Pennsylvania Real Estate Investment Trust REIT	†	1,510	23,707
Plum Creek Timber Co., Inc. REIT		7,429	301,172
PMC Commercial Trust REIT		865	7,136

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Post Properties, Inc. REIT	†	2,078	$84,699
Potlatch Corp. REIT	†	1,618	57,067
ProLogis, Inc. REIT		16,023	574,264
PS Business Parks, Inc. REIT	†	599	33,005
Public Storage REIT		6,057	690,559
RAIT Financial Trust REIT	*†	23,646	49,657
Ramco-Gershenson Properties Trust REIT		1,275	15,784
Rayonier, Inc. REIT	†	3,336	218,008
Realty Income Corp. REIT		4,138	138,582
Redwood Trust, Inc. REIT	†	1,008	15,241
Regency Centers Corp. REIT	†	2,745	120,698
Sabra Healthcare REIT, Inc. REIT		694	11,597
Saul Centers, Inc. REIT	†	987	38,858
Senior Housing Properties Trust REIT		3,680	86,149
Simon Property Group, Inc. REIT		11,699	1,359,775
SL Green Realty Corp. REIT		3,603	298,581
Sovran Self Storage, Inc. REIT		1,269	52,029
Strategic Hotels & Resorts, Inc. REIT	*	22,977	162,677
Sun Communities, Inc. REIT	†	1,061	39,586
Sunstone Hotel Investors, Inc. REIT	*	2,559	23,722
Tanger Factory Outlet Centers, Inc. REIT		2,442	65,372
Taubman Centers, Inc. REIT	†	2,083	123,314
UDR, Inc. REIT		6,077	149,190
Universal Health Realty Income Trust REIT		1,333	53,293
U-Store-It Trust REIT		8,821	92,797
Ventas, Inc. REIT		7,875	415,091
Vornado Realty Trust REIT		7,702	717,672
Walter Investment Management Corp. REIT		598	13,270
Washington Real Estate Investment Trust REIT		1,834	59,642
Weingarten Realty Investors REIT	†	3,474	87,406
Weyerhaeuser Co. REIT		16,471	360,056

			15,749,870

Real Estate Management & Development—0.2%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	41,179
Brookfield Office Properties, Inc.		15,325	295,466
CB Richard Ellis Group, Inc., Class A	*	6,900	173,259
Forest City Enterprises, Inc., Class A	*†	9,240	172,511
Forestar Group, Inc.	*	1,502	24,678
Grubb & Ellis Co.	*†	652	209
Jones Lang LaSalle, Inc.		1,311	123,627
St. Joe Co. (The)	*†	3,582	74,649
Tejon Ranch Co.	*	858	29,258

			934,836

Road & Rail—0.9%
Amerco, Inc.	*†	805	77,401
Arkansas Best Corp.		903	21,428
Avis Budget Group, Inc.	*†	4,424	75,606
Con-way, Inc.	†	2,160	83,830
CSX Corp.		35,751	937,391

		Shares	Value

Dollar Thrifty Automotive Group, Inc.	*	1,057	$77,943
Genesee & Wyoming, Inc., Class A	*	1,576	92,417
Heartland Express, Inc.	†	4,220	69,883
J.B. Hunt Transport Services, Inc.		1,317	62,017
Kansas City Southern	*	4,745	281,521
Knight Transportation, Inc.		3,879	65,904
Landstar System, Inc.		2,256	104,859
Norfolk Southern Corp.		12,299	921,564
Old Dominion Freight Line, Inc.	*	2,674	99,740
PAM Transportation Services, Inc.	*	338	3,336
Ryder System, Inc.		707	40,193
Saia, Inc.	*	1,662	28,171
Union Pacific Corp.		16,265	1,698,066
Werner Enterprises, Inc.	†	2,915	73,021
YRC Worldwide, Inc.	*†	91	103

			4,814,394

Semiconductors & Semiconductor Equipment—2.6%
Advanced Energy Industries, Inc.	*	1,428	21,120
Advanced Micro Devices, Inc.	*†	21,447	149,915
Aetrium, Inc.	*	614	1,093
Altera Corp.		9,504	440,510
Amkor Technology, Inc.	*†	7,211	44,492
Anadigics, Inc.	*†	957	3,072
Analog Devices, Inc.		7,450	291,593
Applied Materials, Inc.		43,119	560,978
Applied Micro Circuits Corp.	*	3,186	28,228
Atmel Corp.	*	18,733	263,573
ATMI, Inc.	*	1,559	31,850
Axcelis Technologies, Inc.	*	4,095	6,716
AXT, Inc.	*†	946	8,022
Broadcom Corp., Class A	*	18,226	613,123
Brooks Automation, Inc.	*	3,103	33,699
Cabot Microelectronics Corp.	*	1,049	48,747
Ceva, Inc.	*	692	21,078
Cirrus Logic, Inc.	*†	2,946	46,841
Cohu, Inc.		859	11,261
Cree, Inc.	*†	3,097	104,028
Cymer, Inc.	*†	1,498	74,166
Cypress Semiconductor Corp.	*	4,876	103,079
Diodes, Inc.	*	2,400	62,640
DSP Group, Inc.	*	1,194	10,388
Energy Conversion Devices, Inc.	*†	781	922
Entegris, Inc.	*	5,738	58,069
Evergreen Solar, Inc.	*†	1,067	608
Exar Corp.	*†	1,758	11,128
Fairchild Semiconductor International, Inc.	*	4,903	81,929
FEI Co.	*	1,368	52,244
First Solar, Inc.	*†	2,540	335,966
Formfactor, Inc.	*	1,417	12,838
FSI International, Inc.	*†	1,479	4,052
GigOptix, Inc.	*	827	1,663
Integrated Device Technology, Inc.	*	8,168	64,200
Integrated Silicon Solution, Inc.	*†	1,269	12,271
Intel Corp.		210,445	4,663,461
International Rectifier Corp.	*	2,631	73,589
Intersil Corp., Class A		5,757	73,977
IXYS Corp.	*	1,329	19,908
KLA-Tencor Corp.		4,441	179,772
Kopin Corp.	*†	2,431	11,450

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Kulicke & Soffa Industries, Inc.	*†	2,008	$22,369
Lam Research Corp.	*	2,890	127,969
Lattice Semiconductor Corp.	*	4,395	28,655
Linear Technology Corp.		5,243	173,124
LSI Corp.	*	30,700	218,584
LTX-Credence Corp.	*	1,358	12,141
Marvell Technology Group Ltd. (Bermuda)	*	18,500	273,153
Mattson Technology, Inc.	*†	1,760	3,344
Maxim Integrated Products, Inc.		5,913	151,136
MEMC Electronic Materials, Inc.	*†	8,113	69,204
Micrel, Inc.		3,731	39,474
Microchip Technology, Inc.	†	3,565	135,149
Micron Technology, Inc.	*	35,271	263,827
Microsemi Corp.	*	2,474	50,717
Mindspeed Technologies, Inc.	*†	801	6,408
MIPS Technologies, Inc.	*	2,228	15,395
MKS Instruments, Inc.	†	2,455	64,861
MoSys, Inc.	*	1,251	7,193
National Semiconductor Corp.		10,460	257,421
Netlogic Microsystems, Inc.	*†	2,136	86,337
Novellus Systems, Inc.	*†	2,876	103,939
NVE Corp.	*	348	20,341
NVIDIA Corp.	*†	20,184	321,632
Omnivision Technologies, Inc.	*†	2,354	81,943
ON Semiconductor Corp.	*	10,008	104,784
PDF Solutions, Inc.	*	974	5,805
Pericom Semiconductor Corp.	*	1,023	9,146
Photronics, Inc.	*†	1,388	11,756
PLX Technology, Inc.	*	1,050	3,644
PMC—Sierra, Inc.	*	7,045	53,331
Power Integrations, Inc.	†	1,952	75,015
QuickLogic Corp.	*†	1,050	3,539
Rambus, Inc.	*†	4,071	59,762
Ramtron International Corp.	*	1,920	5,722
RF Micro Devices, Inc.	*†	8,143	49,835
Rudolph Technologies, Inc.	*	1,247	13,355
Semtech Corp.	*	2,970	81,200
Sevcon, Inc.	*	719	4,652
Sigma Designs, Inc.	*†	1,320	10,085
Silicon Image, Inc.	*†	2,948	19,044
Silicon Laboratories, Inc.	*	2,124	87,636
Skyworks Solutions, Inc.	*	5,822	133,790
Spire Corp.	*	2,500	6,125
Standard Microsystems Corp.	*	806	21,754
SunPower Corp., Class A	*†	141	2,726
Teradyne, Inc.	*†	7,938	117,482
Tessera Technologies, Inc.	*	1,560	26,738
Texas Instruments, Inc.		38,855	1,275,610
Transwitch Corp.	*	429	1,326
Trident Microsystems, Inc.	*	3,018	2,082
TriQuint Semiconductor, Inc.	*	4,918	50,114
Ultratech, Inc.	*	971	29,499
Varian Semiconductor Equipment Associates, Inc.	*	3,367	206,868
Veeco Instruments, Inc.	*†	1,294	62,643
Xilinx, Inc.		6,637	242,051
Zoran Corp.	*	1,650	13,860

			13,963,554

Software—3.9%
Accelrys, Inc.	*	2,216	15,756
ACI Worldwide, Inc.	*	1,298	43,833

		Shares	Value

Activision Blizzard, Inc.		23,814	$278,148
Actuate Corp.	*	2,084	12,191
Adobe Systems, Inc.	*	17,358	545,909
Advent Software, Inc.	*	2,902	81,749
American Software, Inc., Class A		1,950	16,204
ANSYS, Inc.	*	2,396	130,989
Ariba, Inc.	*	2,075	71,525
Authentidate Holding Corp.	*†	1,023	1,228
Autodesk, Inc.	*	9,258	357,359
Blackbaud, Inc.		2,650	73,458
Blackboard, Inc.	*†	1,400	60,746
BMC Software, Inc.	*	2,708	148,128
CA, Inc.		11,593	264,784
Cadence Design Systems, Inc.	*†	10,745	113,467
Callidus Software, Inc.	*†	172	1,006
Citrix Systems, Inc.	*	7,179	574,320
Compuware Corp.	*	7,505	73,249
Concur Technologies, Inc.	*†	2,083	104,296
Datawatch Corp.	*	3,500	20,125
Ebix, Inc.	*†	2,802	53,378
Electronic Arts, Inc.	*	12,060	284,616
EPIQ Systems, Inc.	†	1,087	15,457
Evolving Systems, Inc.		527	3,768
Factset Research Systems, Inc.		1,490	152,457
Fair Isaac Corp.		3,039	91,778
FalconStor Software, Inc.	*†	1,373	6,151
Informatica Corp.	*	3,171	185,282
Interactive Intelligence, Inc.	*	950	33,297
Intuit, Inc.	*	8,244	427,534
JDA Software Group, Inc.	*	1,256	38,798
Kenexa Corp.	*	1,681	40,310
Lawson Software, Inc.	*	8,700	97,614
Magma Design Automation, Inc.	*†	1,429	11,418
Manhattan Associates, Inc.	*	1,346	46,356
Mentor Graphics Corp.	*	2,745	35,163
MICROS Systems, Inc.	*	3,428	170,406
Microsoft Corp.		301,290	7,833,540
MicroStrategy, Inc., Class A	*	513	83,455
Netscout Systems, Inc.	*†	1,250	26,113
Nuance Communications, Inc.	*†	4,541	97,495
Oracle Corp.		153,095	5,038,356
Parametric Technology Corp.	*	4,423	101,419
Pegasystems, Inc.	†	2,141	99,664
Progress Software Corp.	*	1,983	47,850
QAD, Inc., Class B	*	136	1,265
Quest Software, Inc.	*	3,847	87,442
Radiant Systems, Inc.	*	1,019	21,297
Red Hat, Inc.	*	7,251	332,821
Renaissance Learning, Inc.	†	1,353	16,967
Rovi Corp.	*†	3,917	224,679
S1 Corp.	*	2,636	19,717
Salesforce.com, Inc.	*	3,783	563,591
Scientific Learning Corp.	*	3,145	9,781
Solera Holdings, Inc.		1,099	65,017
Sonic Foundry, Inc.	*†	120	1,518
Symantec Corp.	*	26,135	515,382
Synopsys, Inc.	*	6,501	167,141
Take-Two Interactive Software, Inc.	*	2,643	40,385
TeleCommunication Systems, Inc., Class A	*†	1,200	5,796
THQ, Inc.	*†	2,914	10,549
TIBCO Software, Inc.	*	8,337	241,940
TiVo, Inc.	*†	2,696	27,742

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Tyler Technologies, Inc.	*	1,886	$50,507
Ultimate Software Group, Inc.	*	1,242	67,602
VASCO Data Security International, Inc.	*†	3,804	47,360
Versant Corp.	*	330	4,132
VMware, Inc., Class A	*	2,774	278,038
Websense, Inc.	*†	1,958	50,849

			20,861,663

Specialty Retail—2.0%
A.C. Moore Arts & Crafts, Inc.	*	876	2,190
Aaron’s, Inc.		2,908	82,180
Abercrombie & Fitch Co., Class A		3,072	205,578
Advance Auto Parts, Inc.		1,752	102,474
Aeropostale, Inc.	*†	2,075	36,312
American Eagle Outfitters, Inc.	†	3,552	45,288
America’s Car-Mart, Inc.	*	354	11,682
ANN, Inc.	*	2,733	71,331
Asbury Automotive Group, Inc.	*	1,342	24,867
Ascena Retail Group, Inc.	*†	2,597	88,428
AutoNation, Inc.	*†	5,363	196,339
AutoZone, Inc.	*	1,769	521,590
Barnes & Noble, Inc.		828	13,728
Bebe Stores, Inc.	†	790	4,827
Bed Bath & Beyond, Inc.	*	6,586	384,425
Best Buy Co., Inc.		9,299	292,082
Big 5 Sporting Goods Corp.		1,071	8,418
Brown Shoe Co., Inc.	†	1,791	19,074
Buckle, Inc. (The)	†	1,236	52,777
CarMax, Inc.	*	6,608	218,527
Casual Male Retail Group, Inc.	*†	1,930	8,009
Cato Corp. (The), Class A		1,761	50,717
Charming Shoppes, Inc.	*	3,138	13,054
Chico’s FAS, Inc.	†	7,236	110,204
Children’s Place Retail Stores, Inc. (The)	*†	1,144	50,897
Christopher & Banks Corp.	†	1,528	8,786
Coldwater Creek, Inc.	*	1,528	2,139
Collective Brands, Inc.	*	2,964	43,541
Cost Plus, Inc.	*†	1,014	10,140
Destination Maternity Corp.	†	1,200	23,976
Dick’s Sporting Goods, Inc.	*	2,480	95,356
DSW, Inc., Class A	*†	596	30,164
Finish Line, Inc. (The), Class A		1,917	41,024
Foot Locker, Inc.		5,840	138,758
GameStop Corp., Class A	*†	1,010	26,937
Gap, Inc. (The)		18,037	326,470
Genesco, Inc.	*	921	47,984
Group 1 Automotive, Inc.	†	1,068	43,980
Guess?, Inc.		3,548	149,229
Haverty Furniture Cos., Inc.		1,111	12,788
Hibbett Sports, Inc.	*	1,396	56,831
Home Depot, Inc.		53,471	1,936,720
Hot Topic, Inc.		1,824	13,571
JOS A. Bank Clothiers, Inc.	*†	865	43,259
Kirkland’s, Inc.	*	833	10,013
Limited Brands, Inc.		10,407	400,149
Lithia Motors, Inc., Class A		862	16,921
Lowe’s Cos., Inc.		47,338	1,103,449
MarineMax, Inc.	*†	800	7,008
Men’s Wearhouse, Inc. (The)		2,437	82,127
Midas, Inc.	*	1,277	8,071

		Shares	Value

Monro Muffler Brake, Inc.	†	1,487	$55,450
Office Depot, Inc.	*†	11,792	49,762
OfficeMax, Inc.	*	3,587	28,158
O’Reilly Automotive, Inc.	*	5,478	358,864
Pacific Sunwear of California, Inc.	*†	3,025	7,895
Penske Automotive Group, Inc.	†	1,654	37,612
Pep Boys-Manny, Moe & Jack (The)		2,200	24,046
PetSmart, Inc.		3,546	160,882
Pier 1 Imports, Inc.	*	3,712	42,948
RadioShack Corp.	†	2,569	34,193
Rent-A-Center, Inc.	†	3,377	103,201
Ross Stores, Inc.		4,200	336,504
Sally Beauty Holdings, Inc.	*	3,659	62,569
Select Comfort Corp.	*	2,104	37,830
Signet Jewelers Ltd. (Bermuda)	*	3,344	156,533
Sonic Automotive, Inc., Class A	†	1,649	24,158
Stage Stores, Inc.	†	2,236	37,565
Staples, Inc.		22,960	362,768
Stein Mart, Inc.		1,261	12,156
Systemax, Inc.	*	1,358	20,288
Talbots, Inc.	*†	375	1,252
Tiffany & Co.		3,221	252,913
TJX Cos., Inc.		14,176	744,665
Tractor Supply Co.		3,098	207,194
Trans World Entertainment Corp.	*	1,932	3,941
Urban Outfitters, Inc.	*†	5,012	141,088
West Marine, Inc.	*	803	8,327
Wet Seal, Inc. (The), Class A	*	1,246	5,570
Williams-Sonoma, Inc.		3,877	141,472
Zale Corp.	*†	2,300	12,880

			10,767,073

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.	*	1,476	45,402
Charles & Colvard Ltd.	*†	1,843	5,050
Cherokee, Inc.	†	994	17,057
Coach, Inc.		11,668	745,935
Columbia Sportswear Co.		652	41,337
CROCS, Inc.	*†	3,600	92,700
Culp, Inc.	*	888	8,338
Deckers Outdoor Corp.	*	1,935	170,551
Fossil, Inc.	*	2,134	251,214
Hallwood Group, Inc.	*	100	1,900
Hanesbrands, Inc.	*†	4,099	117,026
Iconix Brand Group, Inc.	*	2,737	66,235
Jones Group, Inc. (The)		4,641	50,355
Kenneth Cole Productions, Inc., Class A	*†	956	11,940
K-Swiss, Inc., Class A	*†	1,476	15,690
Liz Claiborne, Inc.	*†	4,930	26,376
Movado Group, Inc.		1,678	28,711
NIKE, Inc., Class B		13,686	1,231,466
Oxford Industries, Inc.	†	936	31,599
Phillips-Van Heusen Corp.		1,267	82,951
Polo Ralph Lauren Corp.		2,143	284,183
Quiksilver, Inc.	*	4,288	20,154
Skechers U.S.A., Inc., Class A	*	1,935	28,019
Steven Madden Ltd.	*	1,689	63,354
Timberland Co. (The), Class A	*	2,970	127,621
Under Armour, Inc., Class A	*†	1,937	149,749
Unifi, Inc.	*	876	12,089
V.F. Corp.		3,109	337,513

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Warnaco Group, Inc. (The)	*	1,527	$79,786
Wolverine World Wide, Inc.		2,589	108,091

			4,252,392

Thrifts & Mortgage Finance—0.2%
Anchor Bancorp Wisconsin, Inc.	*†	1,411	1,002
Astoria Financial Corp.		3,465	44,317
Bank Mutual Corp.	†	3,756	13,785
BankAtlantic Bancorp, Inc., Class A	*†	3,192	3,032
Beneficial Mutual Bancorp, Inc.	*	969	7,960
Brookline Bancorp, Inc.		3,765	34,902
Capitol Federal Financial, Inc.	†	4,787	56,295
CFS Bancorp, Inc.		1,873	10,058
Dime Community Bancshares, Inc.		1,638	23,817
Doral Financial Corp. (Puerto Rico)	*	221	433
Federal Home Loan Mortgage Corp.	*†	25,235	8,832
Federal National Mortgage Association	*†	37,770	12,502
First Niagara Financial Group, Inc.		10,034	132,449
Flagstar Bancorp, Inc.	*	211	251
Hudson City Bancorp, Inc.		14,470	118,509
MGIC Investment Corp.	*†	4,084	24,300
NASB Financial, Inc.	*†	528	5,507
New York Community Bancorp, Inc.		12,640	189,474
Northwest Bancshares, Inc.	†	4,608	57,969
Ocwen Financial Corp.	*†	3,358	42,848
Parkvale Financial Corp.		616	13,244
People’s United Financial, Inc.		9,716	130,583
PMI Group, Inc. (The)	*†	3,929	4,204
Provident Financial Services, Inc.	†	943	13,504
Provident New York Bancorp	†	3,670	30,681
Radian Group, Inc.		3,844	16,260
Riverview Bancorp, Inc.	*	2,600	7,904
TFS Financial Corp.	*	3,398	32,893
Tree.com, Inc.	*	314	1,608
Triad Guaranty, Inc.	*†	692	119
Trustco Bank Corp.	†	3,435	16,831
Washington Federal, Inc.		3,379	55,517
Westfield Financial, Inc.		4,068	33,032

			1,144,622

Tobacco—1.4%
Alliance One International, Inc.	*†	2,000	6,460
Altria Group, Inc.		73,221	1,933,767
Lorillard, Inc.		5,710	621,648
Philip Morris International, Inc.		65,331	4,362,151
Reynolds American, Inc.		14,043	520,293
Universal Corp.		1,078	40,608
Vector Group Ltd.	†	2,764	49,171

			7,534,098

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.		2,056	73,214
Beacon Roofing Supply, Inc.	*†	2,570	58,647
Fastenal Co.	†	11,276	405,823
GATX Corp.		1,766	65,554
H&E Equipment Services, Inc.	*†	1,600	22,384
Interline Brands, Inc.	*	982	18,039
MSC Industrial Direct Co., Class A		1,782	118,165

			Shares	Value

United Rentals, Inc.		*†	2,798	$71,069
W.W. Grainger, Inc.			2,817	432,832
Watsco, Inc.			553	37,599
WESCO International, Inc.		*	1,550	83,840
Willis Lease Finance Corp.		*	1,234	16,449

				1,403,615

Water Utilities—0.1%
American States Water Co.			1,261	43,706
American Water Works Co., Inc.			2,266	66,734
Aqua America, Inc.		†	4,329	95,152
California Water Service Group			1,930	36,110
Connecticut Water Service, Inc.		†	500	12,790
SJW Corp.		†	1,010	24,482

				278,974

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A		*	13,160	688,663
Crown Castle International Corp.		*	13,031	531,535
Leap Wireless International, Inc.		*†	3,300	53,559
MetroPCS Communications, Inc.		*	7,134	122,776
NII Holdings, Inc.		*	5,995	254,068
NTELOS Holdings Corp.			2,700	55,134
SBA Communications Corp., Class A		*	4,064	155,204
Shenandoah Telecommunications Co.		†	1,200	20,424
Sprint Nextel Corp.		*	88,755	478,389
Telephone & Data Systems, Inc.			410	12,743
United States Cellular Corp.		*†	680	32,926

				2,405,421

TOTAL COMMON STOCKS
(Cost $363,752,391)				530,057,148

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Capital Markets—0.0%
GAMCO Investors, Inc.
0.000%	12/31/2015
(Cost $5)			6	4

U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.050%	09/22/2011
(Cost $294,969)		‡‡	$295,000	$294,990

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Clinical Data, Inc.	*‡d	1,998	$—
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡d	572	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡d	2,806	—

TOTAL RIGHTS
(Cost $—)			—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp., Expires 12/31/2009, Strike $1.00
(Cost $—)	*‡d	540	—

MONEY MARKET FUNDS—5.9%
Institutional Money Market Funds—5.9%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	5,500,000	5,500,000
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class, 0.17%	µ	3,100,933	3,100,933
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class, 0.17%	††µ	1,159,894	1,159,893
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%	††µ	5,500,000	5,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	5,500,000	5,500,000
Wells Fargo Advantage Cash Investment Money Market Fund— Select Class, 0.11%	††µ	5,500,000	5,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	5,500,000	5,500,000

TOTAL MONEY MARKET FUNDS
(Cost $31,760,826)			31,760,826

TOTAL INVESTMENTS—105.3%
(Cost $395,808,191)			562,112,968
Other assets less liabilities—(5.3%)			(28,257,106)

NET ASSETS—100.0%			$533,855,862

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at June 30, 2011.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—97.9%
Aerospace & Defense—1.2%
AAR Corp.		6,897	$186,840
Aerovironment, Inc.	*†	8,377	296,127
Alliant Techsystems, Inc.		3,686	262,922
American Science & Engineering, Inc.		1,020	81,600
Astronics Corp.	*†	716	22,053
BE Aerospace, Inc.	*†	15,598	636,554
Ceradyne, Inc.	*	2,334	91,003
Cubic Corp.		1,262	64,349
Curtiss-Wright Corp.		8,014	259,413
DigitalGlobe, Inc.	*†	6,919	175,812
Ducommun, Inc.		6,327	130,146
Esterline Technologies Corp.	*	2,519	192,452
GenCorp, Inc.	*†	26,449	169,803
GeoEye, Inc.	*	5,933	221,894
HEICO Corp., Class A		3,870	153,871
Hexcel Corp.	*	9,301	203,599
Huntington Ingalls Industries, Inc.	*†	4,129	142,451
Innovative Solutions & Support, Inc.	*	3,094	16,924
Kratos Defense & Security Solutions, Inc.	*†	1,442	17,535
Moog, Inc., Class A	*†	3,870	168,422
National Presto Industries, Inc.	†	656	66,577
Orbital Sciences Corp.	*	13,934	234,788
Spirit Aerosystems Holdings, Inc., Class A	*	6,992	153,824
Taser International, Inc.	*†	6,942	31,586
Teledyne Technologies, Inc.	*†	2,702	136,073
TransDigm Group, Inc.	*	9,682	882,902
Triumph Group, Inc.		2,080	207,126

			5,206,646

Air Freight & Logistics—0.2%
Air T, Inc.		1,301	11,670
Air Transport Services Group, Inc.	*	25,035	171,490
Atlas Air Worldwide Holdings, Inc.	*	3,284	195,431
Forward Air Corp.	†	2,629	88,834
HUB Group, Inc., Class A	*	4,278	161,109
Pacer International, Inc.	*†	3,711	17,516
UTi Worldwide, Inc. (Virgin Islands, British)		8,709	171,480

			817,530

Airlines—0.8%
Alaska Air Group, Inc.	*	3,394	232,353
Allegiant Travel Co.	*	2,296	113,652
AMR Corp.	*	35,177	189,956
Delta Air Lines, Inc.	*	117,361	1,076,200
JetBlue Airways Corp.	*†	58,802	358,692
Pinnacle Airlines Corp.	*	7,190	32,643
Republic Airways Holdings, Inc.	*	27,551	150,429
Skywest, Inc.	†	5,070	76,354
United Continental Holdings, Inc.	*	44,083	997,598
US Airways Group, Inc.	*†	21,375	190,451

			3,418,328

		Shares	Value

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc.	*†	11,994	$136,492
Amerigon, Inc.	*†	3,475	60,395
BorgWarner, Inc.	*	16,151	1,304,839
Cooper Tire & Rubber Co.		3,864	76,469
Dana Holding Corp.	*†	32,442	593,689
Drew Industries, Inc.	†	1,570	38,810
Exide Technologies	*	11,062	84,514
Federal-Mogul Corp.	*	14,982	342,039
Fuel Systems Solutions, Inc.	*	2,117	52,819
Gentex Corp.		26,050	787,491
Modine Manufacturing Co.	*†	5,469	84,059
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	552	1,915
Shiloh Industries, Inc.		5,043	54,364
Spartan Motors, Inc.	†	6,140	33,156
Standard Motor Products, Inc.		2,540	38,684
Strattec Security Corp.		502	10,532
Superior Industries International, Inc.	†	2,013	44,507
Tenneco, Inc.	*	7,324	322,769
TRW Automotive Holdings Corp.	*	15,558	918,389

			4,985,932

Automobiles—0.9%
General Motors Co.	*	118,857	3,608,499
Tesla Motors, Inc.	*†	3,498	101,897
Thor Industries, Inc.		4,210	121,416
Winnebago Industries, Inc.	*†	4,493	43,402

			3,875,214

Beverages—0.3%
Boston Beer Co., Inc., Class A	*	1,904	170,598
Central European Distribution Corp. (Poland)	*†	8,945	100,184
Coca-Cola Bottling Co. Consolidated	†	437	29,567
Hansen Natural Corp.	*	12,766	1,033,408
Jones Soda Co.	*†	36,928	40,990
National Beverage Corp.	†	766	11,222

			1,385,969

Biotechnology—3.0%
Aastrom Biosciences, Inc.	*†	9,842	27,065
Acorda Therapeutics, Inc.	*	5,183	167,463
Agenus, Inc.	*†	9,214	7,187
Alexion Pharmaceuticals, Inc.	*†	24,366	1,145,933
Alkermes, Inc.	*	8,728	162,341
Allos Therapeutics, Inc.	*	18,248	39,051
Alnylam Pharmaceuticals, Inc.	*	5,353	50,158
AMAG Pharmaceuticals, Inc.	*	3,480	65,424
Amylin Pharmaceuticals, Inc.	*	25,467	340,239
Anadys Pharmaceuticals, Inc.	*	1,662	1,679
ARCA Biopharma, Inc.	*†	436	702
Arena Pharmaceuticals, Inc.	*†	8,294	11,280
Ariad Pharmaceuticals, Inc.	*†	31,682	358,957
Arqule, Inc.	*†	4,724	29,525
Array Biopharma, Inc.	*	4,170	9,341
AVI BioPharma, Inc.	*†	51,906	74,226
Avigen, Inc. (Escrow Shares)	*‡d	3,880	—
BioCryst Pharmaceuticals, Inc.	*†	21,994	84,017
BioMarin Pharmaceutical, Inc.	*	16,072	437,319

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
BioMimetic Therapeutics, Inc.	*	7,095	$36,326
Biosante Pharmaceuticals, Inc.	*†	1,867	5,134
Capstone Therapeutics Corp.	*	1,517	381
Cell Therapeutics, Inc.	*†	103,528	163,057
Celldex Therapeutics, Inc.	*†	10,060	35,713
Cepheid, Inc.	*†	7,418	256,959
Codexis, Inc.	*	559	5,383
Cubist Pharmaceuticals, Inc.	*†	6,923	249,159
Cytokinetics, Inc.	*	69,212	86,515
CytRx Corp.	*†	60,806	43,780
Dendreon Corp.	*	24,041	948,177
Discovery Laboratories, Inc.	*†	686	1,543
Dyax Corp.	*	9,610	19,028
Emergent Biosolutions, Inc.	*†	2,525	56,939
Entremed, Inc.	*	126	285
Enzon Pharmaceuticals, Inc.	*†	5,036	50,612
EPIX Pharmaceuticals, Inc.	*	3,320	10
Exact Sciences Corp.	*	7,997	68,774
Exelixis, Inc.	*†	29,790	266,918
Genomic Health, Inc.	*†	6,866	191,630
Geron Corp.	*†	23,339	93,589
GTx, Inc.	*†	4,210	20,166
Halozyme Therapeutics, Inc.	*	14,584	100,775
Hemispherx Biopharma, Inc.	*†	54,952	21,981
Human Genome Sciences, Inc.	*	32,730	803,194
Idenix Pharmaceuticals, Inc.	*†	3,110	15,550
Idera Pharmaceuticals, Inc.	*	1,932	4,154
Immunogen, Inc.	*†	7,889	96,167
Immunomedics, Inc.	*†	9,692	39,446
Incyte Corp. Ltd.	*†	25,132	476,000
InterMune, Inc.	*†	7,345	263,318
Isis Pharmaceuticals, Inc.	*†	11,993	109,856
Keryx Biopharmaceuticals, Inc.	*†	20,883	98,777
Lexicon Pharmaceuticals, Inc.	*	20,111	35,395
Ligand Pharmaceuticals, Inc., Class B	*	1,582	18,905
MannKind Corp.	*†	14,906	56,643
Marina Biotech, Inc.	*†	836	162
Maxygen, Inc.	†	2,991	16,361
MediciNova, Inc.	*†	349	939
Medivation, Inc.	*	6,781	145,317
Metabolix, Inc.	*†	3,165	22,598
Momenta Pharmaceuticals, Inc.	*†	4,221	82,141
Myrexis, Inc.	*	10,114	36,208
Myriad Genetics, Inc.	*	15,641	355,207
Nabi Biopharmaceuticals	*	6,806	36,616
Neurocrine Biosciences, Inc.	*	8,240	66,332
Novavax, Inc.	*†	21,148	42,719
NPS Pharmaceuticals, Inc.	*	9,432	89,132
Onyx Pharmaceuticals, Inc.	*	11,707	413,257
Osiris Therapeutics, Inc.	*†	2,984	23,096
PDL BioPharma, Inc.		25,942	152,280
Peregrine Pharmaceuticals, Inc.	*†	14,427	26,834
Pharmasset, Inc.	*	3,318	372,280
Poniard Pharmaceuticals, Inc.	*	3,696	865
Progenics Pharmaceuticals, Inc.	*	2,623	18,833
Regeneron Pharmaceuticals, Inc.	*	11,112	630,161
Repligen Corp.	*	3,422	12,456
Rigel Pharmaceuticals, Inc.	*	12,762	117,028
RXi Pharmaceuticals Corp.	*†	6,212	6,088
Sangamo Biosciences, Inc.	*	10,702	63,035

		Shares	Value

Savient Pharmaceuticals, Inc.	*†	21,839	$163,574
Sciclone Pharmaceuticals, Inc.	*†	4,800	28,992
Seattle Genetics, Inc.	*†	17,962	368,580
SIGA Technologies, Inc.	*†	4,650	45,291
StemCells, Inc.	*†	125,740	66,642
SuperGen, Inc.	*	3,719	11,083
Telik, Inc.	*	6,069	4,734
Theravance, Inc.	*†	5,928	131,661
Trimeris, Inc.	*	4,014	9,915
United Therapeutics Corp.	*†	8,998	495,790
Vanda Pharmaceuticals, Inc.	*	4,137	29,538
Vertex Pharmaceuticals, Inc.	*	28,486	1,480,987
XOMA Ltd.	*†	803	1,887

			13,320,765

Building Products—0.5%
A.O. Smith Corp.		6,291	266,109
American Woodmark Corp.	†	800	13,856
Ameron International Corp.		853	56,025
Apogee Enterprises, Inc.		5,631	72,133
Armstrong World Industries, Inc.		4,590	209,120
Gibraltar Industries, Inc.	*†	1,868	21,146
Griffon Corp.	*	6,441	64,925
Insteel Industries, Inc.		2,829	35,476
Lennox International, Inc.		9,822	423,034
NCI Building Systems, Inc.	*†	8,291	94,435
Owens Corning, Inc.	*	16,656	622,102
Quanex Building Products Corp.		5,413	88,719
Simpson Manufacturing Co., Inc.		7,943	237,257
Trex Co., Inc.	*†	2,108	51,604
U.S. Home Systems, Inc.		1,624	8,152
Universal Forest Products, Inc.	†	1,649	39,510
USG Corp.	*†	8,613	123,510

			2,427,113

Capital Markets—1.9%
Affiliated Managers Group, Inc.	*	7,829	794,252
American Capital Ltd.	*	44,366	440,554
Apollo Investment Corp.		26,403	269,575
Arlington Asset Investment Corp., Class A	†	3,155	99,036
Artio Global Investors, Inc.	†	13,209	149,262
BGC Partners, Inc., Class A	†	9,817	75,885
Calamos Asset Management, Inc., Class A		1,520	22,070
CIFC Deerfield Corp.	*	522	3,576
Cowen Group, Inc., Class A	*	21,336	80,224
Diamond Hill Investment Group, Inc.		649	52,757
Eaton Vance Corp.		16,813	508,257
Edelman Financial Group, Inc.	†	2,882	22,739
Evercore Partners, Inc., Class A	†	5,587	186,159
GAMCO Investors, Inc., Class A	†	639	29,579
GFI Group, Inc.		28,245	129,645
Greenhill & Co., Inc.	†	4,630	249,187
ICG Group, Inc.	*	7,645	93,498
Institutional Financial Markets, Inc.		4,976	16,769
Intl. FCStone, Inc.	*	1,308	31,667
Investment Technology Group, Inc.	*	14,744	206,711
Jefferies Group, Inc.	†	25,027	510,551
KBW, Inc.		8,552	159,922

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Knight Capital Group, Inc., Class A	*	25,616	$282,288
Medallion Financial Corp.		2,518	24,551
MF Global Holdings Ltd.	*	11,362	87,942
optionsXpress Holdings, Inc.		12,233	204,046
Penson Worldwide, Inc.	*†	21,060	75,184
Piper Jaffray Cos.	*	2,312	66,609
Raymond James Financial, Inc.		16,298	523,981
Safeguard Scientifics, Inc.	*	3,658	69,063
SEI Investments Co.		28,485	641,197
Stifel Financial Corp.	*†	11,254	403,568
SWS Group, Inc.		14,960	89,610
TD Ameritrade Holding Corp.		55,725	1,087,195
U.S. Global Investors, Inc., Class A		6,927	49,874
Virtus Investment Partners, Inc.	*	1,094	66,406
Waddell & Reed Financial, Inc., Class A		11,527	419,007
Westwood Holdings Group, Inc.		1,427	54,369

			8,276,765

Chemicals—3.4%
A. Schulman, Inc.		5,791	145,875
Albemarle Corp.		14,748	1,020,562
Ampal-American Israel Corp., Class A	*	15,776	14,830
Arch Chemicals, Inc.		2,418	83,276
Ashland, Inc.		9,857	636,959
Balchem Corp.		4,960	217,149
Cabot Corp.		11,590	462,093
Calgon Carbon Corp.	*†	17,431	296,327
Celanese Corp., Class A		18,058	962,672
Chemtura Corp.	*	15,439	280,990
Cytec Industries, Inc.		5,746	328,614
Ferro Corp.	*	15,592	209,557
Flotek Industries, Inc.	*	6,157	52,458
Georgia Gulf Corp.	*	3,528	85,166
H.B. Fuller Co.		8,201	200,268
Huntsman Corp.		27,831	524,614
Intrepid Potash, Inc.	*†	4,761	154,733
Koppers Holdings, Inc.		2,428	92,094
Kronos Worldwide, Inc.		1,960	61,642
Landec Corp.	*†	8,822	58,225
LSB Industries, Inc.	*†	5,477	235,073
Lubrizol Corp.		8,523	1,144,383
Material Sciences Corp.	*	2,565	18,596
Minerals Technologies, Inc.		1,341	88,895
Mosaic Co. (The)		27,009	1,829,320
Nalco Holding Co.		27,599	767,528
NewMarket Corp.		1,651	281,842
NL Industries, Inc.		412	7,564
Olin Corp.		8,990	203,713
OM Group, Inc.	*	7,058	286,837
Omnova Solutions, Inc.	*	3,769	26,232
Penford Corp.	*	2,075	10,998
PolyOne Corp.		12,564	194,365
Quaker Chemical Corp.		1,303	56,042
Rockwood Holdings, Inc.	*	12,098	668,899
RPM International, Inc.		24,355	560,652
Scotts Miracle-Gro Co. (The), Class A		7,848	402,681
Sensient Technologies Corp.	†	9,171	339,969
Solutia, Inc.	*	14,802	338,226
Spartech Corp.	*	2,131	12,978

		Shares	Value

Stepan Co.	†	1,197	$84,867
Valhi, Inc.	†	3,920	194,706
Valspar Corp.		19,890	717,233
W.R. Grace & Co.	*	11,567	527,802
Westlake Chemical Corp.	†	3,600	186,840
Zep, Inc.	†	2,287	43,224
Zoltek Cos., Inc.	*	17,218	181,306

			15,298,875

Commercial Banks—3.8%
1st Source Corp.		850	17,629
AmericanWest Bancorp	*	1,951	46
Ameris Bancorp	*	3,095	27,453
Arrow Financial Corp.		2,322	56,819
Associated Banc-Corp		32,696	454,474
BancFirst Corp.		1,092	42,151
Bancorp, Inc. (The)/Delaware	*†	4,479	46,806
BancorpSouth, Inc.		19,643	243,770
BancTrust Financial Group, Inc.	*†	4,800	12,336
Bank of Hawaii Corp.		10,909	507,487
Bank of the Ozarks, Inc.	†	5,661	294,712
Banner Corp.		383	6,702
BOK Financial Corp.		2,311	126,573
Boston Private Financial Holdings, Inc.	†	12,410	81,658
Bryn Mawr Bank Corp.		4,411	89,323
Camden National Corp.	†	1,411	46,295
Capital Bank Corp.	*†	1,781	6,216
Capital City Bank Group, Inc.	†	1,576	16,170
CapitalSource, Inc.		53,603	345,739
Cardinal Financial Corp.	†	5,028	55,057
Cascade Bancorp	*†	479	4,838
Cascade Financial Corp.	*	4,790	2,150
Cathay General Bancorp		18,966	310,853
Catskill Litigation Trust	*‡d	583	—
Center Financial Corp.	*	18,810	119,443
Central Pacific Financial Corp.	*	336	4,704
Chemical Financial Corp.		2,317	43,467
CIT Group, Inc.	*	24,351	1,077,775
Citizens Republic Bancorp, Inc.	*	41,232	28,454
City Holding Co.		1,962	64,805
City National Corp./California		6,327	343,240
CoBiz Financial, Inc.	†	3,329	21,772
Columbia Banking System, Inc.		9,767	168,188
Commerce Bancshares, Inc./Missouri		9,353	402,179
Community Bank System, Inc.		5,419	134,337
Community Trust Bancorp, Inc.	†	1,658	45,960
Cullen/Frost Bankers, Inc.		11,969	680,438
CVB Financial Corp.	†	13,723	126,938
Danvers Bancorp, Inc.		8,015	174,487
East West Bancorp, Inc.		27,603	557,857
Eastern Virginia Bankshares, Inc.		701	2,348
Fidelity Southern Corp.	*	6,861	46,929
Financial Institutions, Inc.	†	2,448	40,196
First BanCorp. (Puerto Rico)	*†	743	3,202
First Bancorp/North Carolina	†	2,459	25,180
First Busey Corp.		2,491	13,177
First Citizens BancShares, Inc./North Carolina, Class A		634	118,697
First Commonwealth Financial Corp.		14,573	83,649
First Financial Bancorp	†	6,617	110,438
First Financial Bankshares, Inc.	†	2,590	89,225

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
First Merchants Corp.	†	2,436	$21,778
First Midwest Bancorp, Inc./Illinois		9,549	117,357
First of Long Island Corp. (The)		1,432	39,938
FirstMerit Corp.		18,310	302,298
FNB Corp./Pennsylvania	†	21,754	225,154
Fulton Financial Corp.	†	34,487	369,356
Glacier Bancorp, Inc.	†	17,157	231,276
Great Southern Bancorp, Inc.	†	1,809	34,280
Green Bankshares, Inc.	*†	2,129	5,578
Guaranty Bancorp	*	20,379	27,308
Hancock Holding Co.		12,701	393,477
Hanmi Financial Corp.	*	21,834	23,362
Heritage Commerce Corp.	*†	5,846	29,873
Heritage Financial Corp./Washington		972	12,568
IBERIABANK Corp.	†	6,270	361,403
Independent Bank Corp./Massachusetts	†	3,125	82,031
Independent Bank Corp./Michigan	*	389	790
Integra Bank Corp.	*†	1,659	83
International Bancshares Corp.	†	6,833	114,316
Investors Bancorp, Inc.	*	16,332	231,914
Lakeland Financial Corp.		4,180	93,047
Macatawa Bank Corp.	*	1,599	4,421
MainSource Financial Group, Inc.		3,185	26,435
MB Financial, Inc.		3,847	74,016
Merchants Bancshares, Inc.		1,298	31,762
Midsouth Bancorp, Inc.		3,651	49,763
MidWestOne Financial Group, Inc.	†	4,566	65,979
Nara Bancorp, Inc.	*	22,258	180,957
National Penn Bancshares, Inc.		8,522	67,579
NBT Bancorp, Inc.	†	4,152	91,884
Northern States Financial Corp.	*†	4,695	5,235
Northfield Bancorp, Inc.	†	6,837	96,128
Old National Bancorp/Indiana		30,830	332,964
Old Second Bancorp, Inc.	*†	1,975	1,777
Oriental Financial Group, Inc. (Puerto Rico)		17,640	227,380
Pacific Capital Bancorp NA	*†	906	28,802
Pacific Premier Bancorp, Inc.	*	977	6,253
PacWest Bancorp		2,392	49,203
Park National Corp.	†	1,146	75,476
Peapack Gladstone Financial Corp.	†	1,086	12,793
Peoples Bancorp, Inc./Ohio	†	1,235	13,918
Peoples Financial Corp./Mississippi		3,749	51,549
Pinnacle Financial Partners, Inc.	*†	2,764	43,008
Popular, Inc. (Puerto Rico)	*	174,906	482,741
Preferred Bank/Los Angeles CA	*	894	6,437
PrivateBancorp, Inc.	†	12,737	175,771
Prosperity Bancshares, Inc.	†	8,275	362,610
Renasant Corp.	†	2,924	42,369
Republic Bancorp, Inc./Kentucky, Class A	†	2,055	40,894
Royal Bancshares of Pennsylvania, Inc., Class A	*†	11,522	17,859
S&T Bancorp, Inc.	†	2,764	51,383
Sandy Spring Bancorp, Inc.		2,239	40,280
Seacoast Banking Corp. of Florida	*	2,998	4,497
Shore Bancshares, Inc.		5,419	37,662
Sierra Bancorp		5,758	65,181
Signature Bank/New York	*	3,883	222,108

		Shares	Value

Simmons First National Corp., Class A	†	2,377	$60,994
Southwest Bancorp, Inc./Oklahoma	*†	2,739	26,815
State Bancorp, Inc./New York		3,354	44,742
Sterling Bancorp/New York	†	3,135	29,751
Sterling Bancshares, Inc./Texas		17,609	143,689
Sterling Financial Corp./Washington	*	60	959
Suffolk Bancorp		1,614	22,531
Susquehanna Bancshares, Inc.	†	8,996	71,968
SVB Financial Group	*	5,353	319,628
SY Bancorp, Inc.		2,543	59,125
Synovus Financial Corp.	†	85,830	178,526
TCF Financial Corp.	†	16,152	222,898
Texas Capital Bancshares, Inc.	*†	6,292	162,522
Tompkins Financial Corp.	†	1,087	42,654
TowneBank/Virginia	†	2,280	30,506
Trustmark Corp.		7,243	169,559
UMB Financial Corp.	†	5,083	212,876
Umpqua Holdings Corp.		15,160	175,401
Union First Market Bankshares Corp.		2,131	25,956
United Bankshares, Inc.	†	4,222	103,355
United Community Banks, Inc./Georgia	*	5,392	56,935
Valley National Bancorp	†	40,293	548,388
Virginia Commerce Bancorp, Inc.	*†	10,179	60,158
Washington Trust Bancorp, Inc.		2,413	55,427
Webster Financial Corp.		17,379	365,307
WesBanco, Inc.		2,340	46,004
West Coast Bancorp/Oregon	*†	1,663	27,872
Westamerica Bancorporation	†	5,748	283,089
Western Alliance Bancorp	*	35,451	251,702
Wilshire Bancorp, Inc.	*	17,149	50,418
Wintrust Financial Corp.		4,088	131,552

			17,107,910

Commercial Services & Supplies—1.3%
ABM Industries, Inc.	†	6,426	149,983
ACCO Brands Corp.	*†	10,589	83,124
American Reprographics Co.	*	15,235	107,711
APAC Customer Services, Inc.	*†	1,972	10,511
Brink’s Co. (The)		6,600	196,878
Casella Waste Systems, Inc., Class A	*†	5,820	35,502
Cenveo, Inc.	*†	10,269	65,722
Clean Harbors, Inc.	*	2,996	309,337
Consolidated Graphics, Inc.	*	699	38,410
Copart, Inc.	*	8,857	412,736
Corrections Corp. of America	*	20,309	439,690
Courier Corp.	†	1,904	21,039
Covanta Holding Corp.		24,746	408,062
Deluxe Corp.		6,902	170,548
EnergySolutions, Inc.		17,158	84,761
Ennis, Inc.		2,217	38,576
G&K Services, Inc., Class A	†	1,576	53,363
Geo Group, Inc. (The)	*	14,742	339,508
Healthcare Services Group, Inc.		6,684	108,615
Herman Miller, Inc.		5,018	136,590
HNI Corp.		3,791	95,230
Interface, Inc., Class A		3,470	67,214
Intersections, Inc.		1,900	34,580

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Kimball International, Inc., Class B	†	4,445	$28,581
Knoll, Inc.	†	4,910	98,544
M&F Worldwide Corp.	*	1,251	32,326
McGrath Rentcorp		2,460	69,077
Metalico, Inc.	*†	1,513	8,927
Mine Safety Appliances Co.		2,725	101,751
Mobile Mini, Inc.	*†	3,320	70,351
Multi-Color Corp.		1,912	47,207
Perma-Fix Environmental Services, Inc.	*	25,765	35,813
Rollins, Inc.	†	17,041	347,296
Standard Register Co. (The)		1,650	5,197
Steelcase, Inc., Class A		19,006	216,478
Sykes Enterprises, Inc.	*	3,519	75,764
Team, Inc.	*†	1,659	40,032
Tetra Tech, Inc.	*	6,841	153,922
TRC Cos., Inc.	*	11,036	68,975
Unifirst Corp.		605	33,995
United Stationers, Inc.		4,110	145,617
US Ecology, Inc.		11,022	188,476
Viad Corp.		1,978	44,090
Virco Mfg. Corp.		1,859	5,205
Waste Connections, Inc.		21,046	667,790

			5,893,104

Communications Equipment—1.8%
Acme Packet, Inc.	*	10,066	705,929
ADTRAN, Inc.		10,447	404,403
Alliance Fiber Optic Products, Inc.	*†	963	8,147
AltiGen Communications, Inc.	*	4,110	3,432
Anaren, Inc.	*	2,003	42,564
Arris Group, Inc.	*	14,156	164,351
Aruba Networks, Inc.	*†	19,013	561,834
Aviat Networks, Inc.	*	4,485	17,671
BigBand Networks, Inc.	*	17,113	37,135
Black Box Corp.		1,414	44,216
Blonder Tongue Laboratories, Inc.	*	2,285	3,770
Blue Coat Systems, Inc.	*	9,599	209,834
Brocade Communications Systems, Inc.	*	59,993	387,555
Ciena Corp.	*†	20,644	379,437
Comtech Telecommunications Corp.		3,394	95,168
DG FastChannel, Inc.	*†	2,455	78,683
Digi International, Inc.	*†	2,517	32,721
Ditech Networks, Inc.	*	3,980	4,696
EchoStar Corp., Class A	*	7,416	270,165
Emcore Corp.	*†	6,178	16,928
EMS Technologies, Inc.	*	4,318	142,364
Emulex Corp.	*	10,624	91,366
Extreme Networks, Inc.	*†	9,940	32,206
Finisar Corp.	*	13,886	250,365
Globecomm Systems, Inc.	*	5,067	78,842
Harmonic, Inc.	*	19,391	140,197
Infinera Corp.	*†	10,202	70,496
InterDigital, Inc.	†	7,655	312,707
Ixia	*†	5,492	70,298
KVH Industries, Inc.	*†	3,755	39,916
Loral Space & Communications, Inc.	*	1,513	105,108
NETGEAR, Inc.	*†	3,773	164,956
Network Engines, Inc.	*	1,330	1,463

		Shares	Value

Network Equipment Technologies, Inc.	*†	20,690	$45,518
Numerex Corp., Class A	*	1,800	17,514
Oclaro, Inc.	*†	9,084	61,044
Oplink Communications, Inc.	*	1,808	33,683
Optical Cable Corp.		241	976
ORBCOMM, Inc.	*	3,512	10,992
Parkervision, Inc.	*†	2,943	1,678
Performance Technologies, Inc.	*	794	1,580
Plantronics, Inc.		8,148	297,646
Polycom, Inc.	*	13,880	892,484
Powerwave Technologies, Inc.	*	8,448	24,922
Riverbed Technology, Inc.	*	24,023	951,071
SeaChange International, Inc.	*	3,359	36,210
Sonus Networks, Inc.	*	93,462	302,817
Sycamore Networks, Inc.	†	1,477	32,848
Symmetricom, Inc.	*	6,110	35,621
Tekelec	*	7,191	65,654
UTStarcom Holdings Corp. (China)	*	14,322	22,342
Viasat, Inc.	*	2,822	122,108
Westell Technologies, Inc., Class A	*	3,671	13,105
Zoom Technologies, Inc. (China)	*†	542	1,333

			7,940,069

Computers & Peripherals—0.6%
ADPT Corp.	*	45,448	137,707
Avid Technology, Inc.	*†	2,658	50,077
Concurrent Computer Corp.	*	759	4,751
Cray, Inc.	*	4,598	29,427
Dataram Corp.	*†	1,175	1,774
Diebold, Inc.		11,359	352,243
Dot Hill Systems Corp.	*	3,866	10,979
Electronics for Imaging, Inc.	*	3,912	67,365
Hutchinson Technology, Inc.	*†	2,054	4,663
Hypercom Corp.	*	8,603	84,568
iGO, Inc.	*	2,804	4,571
Imation Corp.	*†	13,307	125,618
Immersion Corp.	*†	5,977	50,984
Intermec, Inc.	*	5,471	60,400
Intevac, Inc.	*†	3,891	39,727
NCR Corp.	*	19,726	372,624
Novatel Wireless, Inc.	*	10,536	57,737
Overland Storage, Inc.	*†	9,851	27,386
Presstek, Inc.	*†	6,107	9,954
QLogic Corp.	*	17,090	272,073
Quantum Corp.	*	58,778	193,967
Rimage Corp.		924	12,409
Silicon Graphics International Corp.	*†	3,088	53,114
STEC, Inc.	*†	14,855	252,684
Stratasys, Inc.	*	1,962	66,119
Synaptics, Inc.	*†	5,067	130,425
TransAct Technologies, Inc.	*	889	10,401

			2,483,747

Construction & Engineering—0.8%
Aecom Technology Corp.	*	18,109	495,100
Comfort Systems USA, Inc.	†	3,803	40,350
Dycom Industries, Inc.	*	12,091	197,567
EMCOR Group, Inc.	*	10,329	302,743
Furmanite Corp.	*†	4,100	32,554
Granite Construction, Inc.		5,631	138,128

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Insituform Technologies, Inc., Class A	*	2,980	$62,491
KBR, Inc.		23,517	886,356
Layne Christensen Co.	*	1,813	55,006
MasTec, Inc.	*	7,935	156,478
Northwest Pipe Co.	*	1,025	26,712
Orion Marine Group, Inc.	*	10,970	103,228
Pike Electric Corp.	*†	1,369	12,102
Shaw Group, Inc. (The)	*	12,959	391,491
Sterling Construction Co., Inc.	*	1,751	24,111
Tutor Perini Corp.		5,845	112,107
URS Corp.	*	11,073	495,406

			3,531,930

Construction Materials—0.1%
Eagle Materials, Inc.	†	5,122	142,750
Headwaters, Inc.	*	14,630	45,792
Martin Marietta Materials, Inc.	†	3,598	287,732
Texas Industries, Inc.	†	3,011	125,348

			601,622

Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.		12,079	83,224
Cash America International, Inc.		6,335	366,607
CompuCredit Holdings Corp.	*†	1,291	2,995
Dollar Financial Corp.	*	10,439	226,004
Ezcorp, Inc., Class A	*	6,505	231,415
First Cash Financial Services, Inc.	*	7,544	316,773
First Marblehead Corp. (The)	*	4,118	7,289
Nelnet, Inc., Class A		4,517	99,645
World Acceptance Corp.	*	1,219	79,930

			1,413,882

Containers & Packaging—1.0%
AEP Industries, Inc.	*	1,109	32,372
AptarGroup, Inc.		6,756	353,609
Crown Holdings, Inc.	*	29,176	1,132,612
Graphic Packaging Holding Co.	*	37,857	205,942
Greif, Inc., Class A		3,616	235,148
Myers Industries, Inc.		1,717	17,651
Packaging Corp. of America		18,597	520,530
Rock-Tenn Co., Class A		10,108	670,565
Silgan Holdings, Inc.		7,687	314,936
Sonoco Products Co.		11,726	416,742
Temple-Inland, Inc.		15,475	460,227

			4,360,334

Distributors—0.1%
Audiovox Corp., Class A	*	2,945	22,264
LKQ Corp.	*	19,751	515,304
Pool Corp.		4,626	137,901

			675,469

Diversified Consumer Services—1.0%
American Public Education, Inc.	*†	2,444	108,782
Ascent Media Corp., Class A	*†	2,424	128,399
Capella Education Co.	*	3,229	135,134
Career Education Corp.	*†	11,632	246,017
Coinstar, Inc.	*†	3,501	190,945
Corinthian Colleges, Inc.	*†	17,447	74,324

		Shares	Value

Education Management Corp.	*†	12,017	$287,687
Grand Canyon Education, Inc.	*†	8,434	119,594
Hillenbrand, Inc.		6,820	161,293
ITT Educational Services, Inc.	*†	4,939	386,427
Jackson Hewitt Tax Service, Inc.	*	5,730	201
K12, Inc.	*	7,115	235,791
Learning Tree International, Inc.		4,044	36,032
Matthews International Corp., Class A	†	4,455	178,868
Pre-Paid Legal Services, Inc.	*	4,049	269,218
Regis Corp.	†	9,256	141,802
Service Corp. International		36,748	429,217
Sotheby’s		8,625	375,187
Steiner Leisure Ltd. (Bahamas)	*	1,645	75,144
Stewart Enterprises, Inc., Class A	†	6,846	49,976
Strayer Education, Inc.	†	944	119,312
Universal Technical Institute, Inc.		2,513	49,682
Weight Watchers International, Inc.		7,300	550,931

			4,349,963

Diversified Financial Services—0.3%
Asset Acceptance Capital Corp.	*	3,797	15,340
Asta Funding, Inc.		1,791	15,027
Interactive Brokers Group, Inc., Class A		6,602	103,321
MarketAxess Holdings, Inc.		8,655	216,894
MSCI, Inc., Class A	*	16,979	639,769
PHH Corp.	*	10,994	225,597
Pico Holdings, Inc.	*	1,955	56,695
Portfolio Recovery Associates, Inc.	*	1,413	119,808
Resource America, Inc., Class A		1,547	9,081

			1,401,532

Diversified Telecommunication Services—0.6%
8x8, Inc.	*†	33,730	164,940
AboveNet, Inc.		2,364	166,567
Alaska Communications Systems Group, Inc.	†	4,537	40,243
Atlantic Tele-Network, Inc.		1,034	39,664
Cbeyond, Inc.	*†	5,638	74,591
Cincinnati Bell, Inc.	*	49,090	162,979
Cogent Communications Group, Inc.	*	3,453	58,736
Consolidated Communications Holdings, Inc.	†	13,175	256,122
General Communication, Inc., Class A	*†	3,847	46,433
Global Crossing Ltd. (Bermuda)	*	6,182	237,265
HickoryTech Corp.		2,286	27,158
IDT Corp., Class B	†	2,274	61,444
Integrated Telecom Express, Inc.	*‡d	1,103	—
Level 3 Communications, Inc.	*†	261,592	638,284
Neutral Tandem, Inc.	*	13,265	231,076
PAETEC Holding Corp.	*	20,390	97,668
Premiere Global Services, Inc.	*	5,642	45,023
Superior TeleCom, Inc.	*‡d	2,014	—
SureWest Communications	†	6,213	103,881
tw telecom inc.	*	19,424	398,775

			2,850,849

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Electric Utilities—1.4%
Allete, Inc.		4,094	$168,018
Central Vermont Public Service Corp.		6,116	221,093
Cleco Corp.		12,486	435,137
DPL, Inc.		11,214	338,214
El Paso Electric Co.		8,121	262,308
Empire District Electric Co. (The)	†	15,475	298,048
Great Plains Energy, Inc.		23,293	482,864
Hawaiian Electric Industries, Inc.		19,847	477,519
IDACORP, Inc.		8,071	318,805
ITC Holdings Corp.		6,427	461,266
MGE Energy, Inc.		4,750	192,517
NV Energy, Inc.		43,629	669,705
Otter Tail Corp.		2,897	61,127
PNM Resources, Inc.		14,732	246,614
Portland General Electric Co.		14,735	372,501
UIL Holdings Corp.	†	7,992	258,541
Unisource Energy Corp.		9,164	342,092
Unitil Corp.		1,689	44,421
Westar Energy, Inc.		17,629	474,396

			6,125,186

Electrical Equipment—1.4%
A123 Systems, Inc.	*†	28,690	152,631
Active Power, Inc.	*	28,492	69,805
Acuity Brands, Inc.		3,756	209,510
American Superconductor Corp.	*†	6,746	60,984
AMETEK, Inc.		26,331	1,182,262
AZZ, Inc.	†	1,134	51,937
Babcock & Wilcox Co. (The)	*	17,673	489,719
Belden, Inc.	†	6,067	211,496
Brady Corp., Class A		6,111	195,919
Capstone Turbine Corp.	*†	49,337	75,486
Encore Wire Corp.		1,693	41,004
EnerSys	*	11,416	392,939
Franklin Electric Co., Inc.	†	3,929	184,467
FuelCell Energy, Inc.	*†	9,197	12,048
General Cable Corp.	*†	7,507	319,648
GrafTech International Ltd.	*	18,466	374,306
Hubbell, Inc., Class B		6,100	396,195
II-VI, Inc.	*	3,964	101,478
LSI Industries, Inc.		3,003	23,844
Magnetek, Inc.	*	4,586	8,346
Orbit International Corp.	*	2,812	14,763
Plug Power, Inc.	*†	893	1,982
Polypore International, Inc.	*	2,985	202,502
Powell Industries, Inc.	*	1,046	38,179
PowerSecure International, Inc.	*†	2,650	19,133
Regal-Beloit Corp.		5,997	400,420
Servotronics, Inc.		3,119	27,541
Thomas & Betts Corp.	*	10,346	557,132
Ultralife Corp.	*	3,672	17,222
Universal Security Instruments, Inc.	*	266	1,843
Valence Technology, Inc.	*†	4,773	5,632
Vicor Corp.		3,481	56,288
Woodward, Inc.		5,398	188,174

			6,084,835

		Shares	Value

Electronic Equipment, Instruments & Components—2.2%
Agilysys, Inc.	*	2,266	$18,898
Anixter International, Inc.		5,818	380,148
Arrow Electronics, Inc.	*	15,039	624,118
Avnet, Inc.	*	25,575	815,331
AVX Corp.		9,827	149,763
Benchmark Electronics, Inc.	*†	13,445	221,843
Brightpoint, Inc.	*	13,208	107,117
CalAmp Corp.	*	7,372	22,337
Checkpoint Systems, Inc.	*	3,624	64,797
Cognex Corp.		3,335	118,159
Coherent, Inc.	*	3,191	176,367
CTS Corp.	†	4,578	44,269
Daktronics, Inc.	†	3,564	38,456
Dolby Laboratories, Inc., Class A	*†	6,100	259,006
DTS, Inc.	*	1,605	65,083
Echelon Corp.	*	3,748	34,069
Electro Rent Corp.	†	2,563	43,879
Electro Scientific Industries, Inc.	*	3,685	71,120
FARO Technologies, Inc.	*	1,212	53,086
Frequency Electronics, Inc.	*	822	7,809
Gerber Scientific, Inc.	*	3,478	38,710
ID Systems, Inc.	*	2,437	11,332
Identive Group, Inc.	*†	1,494	3,466
Ingram Micro, Inc., Class A	*	36,056	654,056
Insight Enterprises, Inc.	*	2,944	52,138
IPG Photonics Corp.	*	6,852	498,209
Iteris, Inc.	*	4,264	5,543
Itron, Inc.	*	7,560	364,090
L-1 Identity Solutions, Inc.	*	28,365	333,289
LeCroy Corp.	*	3,916	47,149
Lightpath Technologies, Inc., Class A	*	17,646	26,998
Littelfuse, Inc.	†	2,845	167,058
LoJack Corp.	*	1,880	8,197
LRAD Corp.	*	3,686	10,137
Maxwell Technologies, Inc.	*†	3,381	54,738
Measurement Specialties, Inc.	*†	3,063	109,349
Mercury Computer Systems, Inc.	*	2,443	45,635
Mesa Laboratories, Inc.		1,200	37,992
Methode Electronics, Inc.	†	12,888	149,630
Microvision, Inc.	*†	114,459	139,640
MTS Systems Corp.		1,818	76,047
National Instruments Corp.		15,986	474,624
Newport Corp.	*	3,015	54,783
OSI Systems, Inc.	*	2,179	93,697
Park Electrochemical Corp.		1,950	54,502
PC Connection, Inc.	*	2,755	22,811
Planar Systems, Inc.	*	8,504	24,321
Plexus Corp.	*	4,416	153,721
Power-One, Inc.	*†	35,502	287,566
Pulse Electronics Corp.		7,988	35,307
Radisys Corp.	*	2,757	20,099
Research Frontiers, Inc.	*†	2,932	13,399
Rofin-Sinar Technologies, Inc.	*	3,102	105,933
Rogers Corp.	*	1,417	65,465
Sanmina-SCI Corp.	*	9,115	94,158
ScanSource, Inc.	*	1,798	67,389
Sigmatron International, Inc.	*	283	1,299
SMART Modular Technologies (WWH), Inc.	*	14,453	132,389
SYNNEX Corp.	*†	3,024	95,861
Tech Data Corp.	*†	7,820	382,320

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Trimble Navigation Ltd.	*	15,373	$609,386
TTM Technologies, Inc.	*	5,541	88,767
Universal Display Corp.	*	2,789	97,866
Vishay Intertechnology, Inc.	*†	19,798	297,762
Vishay Precision Group, Inc.	*†	7,543	127,326
Wayside Technology Group, Inc.		1,787	24,232
X-Rite, Inc.	*†	2,441	12,132
Zygo Corp.	*	2,489	32,905

			9,619,078

Energy Equipment & Services—2.2%
Atwood Oceanics, Inc.	*	6,387	281,858
Basic Energy Services, Inc.	*†	5,491	172,802
Bolt Technology Corp.	*	3,477	43,115
Bristow Group, Inc.		3,979	203,009
Cal Dive International, Inc.	*	25,404	151,916
CARBO Ceramics, Inc.		2,127	346,595
Complete Production Services, Inc.	*	12,146	405,191
Dawson Geophysical Co.	*	930	31,759
Dresser-Rand Group, Inc.	*	13,863	745,136
Dril-Quip, Inc.	*	3,396	230,351
Exterran Holdings, Inc.	*†	10,606	210,317
Global Industries Ltd.	*	36,362	199,264
Gulfmark Offshore, Inc., Class A	*†	3,081	136,149
Helix Energy Solutions Group, Inc.	*	10,795	178,765
Hercules Offshore, Inc.	*	42,310	233,128
Hornbeck Offshore Services, Inc.	*†	3,588	98,670
ION Geophysical Corp.	*	22,870	216,350
Key Energy Services, Inc.	*	31,716	570,888
Lufkin Industries, Inc.		5,305	456,495
Matrix Service Co.	*	2,410	32,246
McDermott International, Inc.	*	31,974	633,405
Mitcham Industries, Inc.	*	3,707	64,131
Natural Gas Services Group, Inc.	*†	2,837	45,846
Newpark Resources, Inc.	*	17,228	156,258
Oceaneering International, Inc.		12,244	495,882
Oil States International, Inc.	*	5,243	418,968
OYO Geospace Corp.	*	550	55,000
Parker Drilling Co.	*	15,606	91,295
Patterson-UTI Energy, Inc.		29,120	920,483
PHI, Inc.	*	1,283	27,880
Pioneer Drilling Co.	*	16,802	256,062
RPC, Inc.	†	14,106	346,161
SEACOR Holdings, Inc.		2,438	243,702
Sulphco, Inc.	*†	8,130	196
Superior Energy Services, Inc.	*	8,501	315,727
Tetra Technologies, Inc.	*	8,961	114,074
Tidewater, Inc.		5,295	284,924
Unit Corp.	*	5,621	342,488

			9,756,486

Food & Staples Retailing—0.4%
Andersons, Inc. (The)		1,795	75,839
Arden Group, Inc., Class A	†	391	35,980
BJ’s Wholesale Club, Inc.	*	8,066	406,123
Casey’s General Stores, Inc.		6,741	296,604
Nash Finch Co.		1,190	42,614
Pantry, Inc. (The)	*†	2,139	40,192
Rite Aid Corp.	*	203,564	270,740
Ruddick Corp.	†	5,954	259,237

		Shares	Value

Spartan Stores, Inc.		3,490	$68,160
United Natural Foods, Inc.	*	3,712	158,391
Village Super Market, Inc., Class A		2,777	76,951
Weis Markets, Inc.	†	1,103	44,925
Winn-Dixie Stores, Inc.	*†	8,034	67,887

			1,843,643

Food Products—1.9%
B&G Foods, Inc.		13,813	284,824
Bridgford Foods Corp.	†	1,169	12,543
Bunge Ltd.	†	22,375	1,542,756
Calavo Growers, Inc.	†	2,244	47,259
Cal-Maine Foods, Inc.	†	6,514	208,188
Chiquita Brands International, Inc.	*	6,442	83,875
Corn Products International, Inc.		10,177	562,585
Darling International, Inc.	*	15,053	266,438
Diamond Foods, Inc.	†	4,971	379,486
Dole Food Co., Inc.	*†	12,165	164,471
Farmer Bros. Co.	†	930	9,430
Flowers Foods, Inc.	†	29,958	660,274
Fresh Del Monte Produce, Inc.		5,829	155,459
Green Mountain Coffee Roasters, Inc.	*†	15,888	1,418,163
Griffin Land & Nurseries, Inc.	†	2,039	66,247
Hain Celestial Group, Inc. (The)	*	9,137	304,810
Inventure Foods, Inc.	*	9,182	36,636
J&J Snack Foods Corp.	†	1,866	93,020
John B. Sanfilippo & Son, Inc.	*	1,899	16,066
Lancaster Colony Corp.	†	2,437	148,218
Omega Protein Corp.	*	1,515	20,907
Ralcorp Holdings, Inc.	*	9,102	788,051
Sanderson Farms, Inc.	†	1,537	73,438
Smart Balance, Inc.	*	15,817	81,932
Smithfield Foods, Inc.	*	16,514	361,161
Snyders-Lance, Inc.		3,688	79,772
Tootsie Roll Industries, Inc.		3,161	92,491
TreeHouse Foods, Inc.	*	6,033	329,462

			8,287,962

Gas Utilities—1.0%
AGL Resources, Inc.		9,225	375,550
Atmos Energy Corp.		15,893	528,442
Chesapeake Utilities Corp.	†	2,965	118,689
Delta Natural Gas Co., Inc.		3,757	119,322
Laclede Group, Inc. (The)		1,902	71,953
National Fuel Gas Co.		11,592	843,898
New Jersey Resources Corp.		5,739	256,017
Northwest Natural Gas Co.		3,667	165,492
Piedmont Natural Gas Co., Inc.	†	15,500	469,030
Questar Corp.		28,555	505,709
South Jersey Industries, Inc.		3,110	168,904
Southwest Gas Corp.	†	5,681	219,343
UGI Corp.		16,109	513,716
WGL Holdings, Inc.		6,794	261,501

			4,617,566

Health Care Equipment & Supplies—2.4%
Abaxis, Inc.	*	1,864	50,794
ABIOMED, Inc.	*†	3,940	63,828
Accuray, Inc.	*	3,769	30,187
Alere, Inc.	*	9,884	361,952
Align Technology, Inc.	*	7,897	180,052
Analogic Corp.		1,287	67,683

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Angiodynamics, Inc.	*	14,132	$201,098
Atrion Corp.	†	308	60,922
Biolase Technology, Inc.	*†	21,427	110,136
Cantel Medical Corp.		4,511	121,391
Cerus Corp.	*†	16,123	48,369
Conceptus, Inc.	*†	2,419	28,230
CONMED Corp.	*†	9,592	273,180
Cooper Cos., Inc. (The)		6,391	506,423
CryoLife, Inc.	*	4,037	22,607
Cutera, Inc.	*	3,098	26,426
Cyberonics, Inc.	*†	2,351	65,711
Cynosure, Inc., Class A	*	772	9,341
DexCom, Inc.	*	11,213	162,476
Endologix, Inc.	*†	11,397	105,992
Gen-Probe, Inc.	*	7,280	503,412
Greatbatch, Inc.	*	2,283	61,230
Haemonetics Corp.	*†	3,839	247,116
Hill-Rom Holdings, Inc.		7,479	344,333
Hologic, Inc.	*	46,510	938,107
ICU Medical, Inc.	*†	1,366	59,694
IDEXX Laboratories, Inc.	*	3,869	300,080
Immucor, Inc.	*	8,633	176,286
Integra LifeSciences Holdings Corp.	*†	2,236	106,903
Invacare Corp.		3,258	108,133
IRIS International, Inc.	*	2,570	25,674
Kensey Nash Corp.	*	1,683	42,462
Kinetic Concepts, Inc.	*†	8,640	497,923
Masimo Corp.	†	5,620	166,802
Medical Action Industries, Inc.	*	7,146	58,240
Meridian Bioscience, Inc.	†	4,370	105,361
Merit Medical Systems, Inc.	*	3,136	56,354
Natus Medical, Inc.	*†	15,518	235,098
Neogen Corp.	*	2,463	111,352
NuVasive, Inc.	*†	4,557	149,834
NxStage Medical, Inc.	*†	7,486	155,859
OraSure Technologies, Inc.	*	4,328	36,918
Orthofix International NV (Netherlands Antilles)	*	2,888	122,653
Palomar Medical Technologies, Inc.	*†	2,762	31,155
Quidel Corp.	*†	14,799	224,205
ResMed, Inc.	*†	21,919	678,393
Rochester Medical Corp.	*	5,305	47,957
RTI Biologics, Inc.	*	7,464	20,228
Sirona Dental Systems, Inc.	*	9,020	478,962
SonoSite, Inc.	*	1,320	46,424
Spectranetics Corp.	*	3,376	20,999
Staar Surgical Co.	*	13,188	69,896
STERIS Corp.		7,971	278,826
SurModics, Inc.	*	1,932	21,445
Synovis Life Technologies, Inc.	*	4,579	79,766
Teleflex, Inc.		5,080	310,185
Theragenics Corp.	*	5,822	10,247
ThermoGenesis Corp.	*†	1,079	2,169
Thoratec Corp.	*	7,537	247,364
Urologix, Inc.	*	25,612	24,331
Vision-Sciences, Inc.	*†	27,178	70,119
Volcano Corp.	*	4,832	156,025
West Pharmaceutical Services, Inc.	†	3,358	146,946
Wright Medical Group, Inc.	*	3,907	58,605

		Shares	Value

Young Innovations, Inc.		677	$19,308
Zoll Medical Corp.	*	6,431	364,381

			10,514,558

Health Care Providers & Services—2.8%
Alliance HealthCare Services, Inc.	*	10,817	41,105
Almost Family, Inc.	*	2,502	68,555
Amedisys, Inc.	*	2,921	77,786
American Dental Partners, Inc.	*†	1,668	21,617
AMERIGROUP Corp.	*	5,696	401,397
AMN Healthcare Services, Inc.	*†	3,864	32,148
Amsurg Corp.	*	3,079	80,454
Bio-Reference Labs, Inc.	*†	11,461	239,535
BioScrip, Inc.	*	3,476	22,559
Brookdale Senior Living, Inc.	*	23,328	565,704
Capital Senior Living Corp.	*	9,966	92,584
CardioNet, Inc.	*	8,331	44,238
Catalyst Health Solutions, Inc.	*	5,865	327,384
Centene Corp.	*	7,045	250,309
Chemed Corp.		2,102	137,723
Chindex International, Inc.	*†	1,527	20,798
Community Health Systems, Inc.	*	12,136	311,652
Cross Country Healthcare, Inc.	*†	2,631	19,996
Emeritus Corp.	*	5,975	126,969
Ensign Group, Inc. (The)		3,393	103,113
Five Star Quality Care, Inc.	*	6,201	36,028
Gentiva Health Services, Inc.	*	3,767	78,467
Hanger Orthopedic Group, Inc.	*	4,046	99,006
HCA Holdings, Inc.	*	21,943	724,119
Health Management Associates, Inc., Class A	*	38,960	419,989
Health Net, Inc.	*	13,985	448,779
Healthsouth Corp.	*†	18,076	474,495
Healthspring, Inc.	*†	8,037	370,586
Healthways, Inc.	*	3,517	53,388
Henry Schein, Inc.	*	12,162	870,678
HMS Holdings Corp.	*	3,810	292,875
IPC The Hospitalist Co., Inc.	*†	4,870	225,724
Kindred Healthcare, Inc.	*	6,873	147,563
Landauer, Inc.		923	56,847
LHC Group, Inc.	*	8,598	198,270
LifePoint Hospitals, Inc.	*	6,804	265,900
Lincare Holdings, Inc.		16,315	477,540
Magellan Health Services, Inc.	*	4,963	271,675
Mednax, Inc.	*	7,525	543,230
Molina Healthcare, Inc.	*	3,366	91,286
MWI Veterinary Supply, Inc.	*	1,472	118,893
National Healthcare Corp.	†	1,078	53,436
National Research Corp.		1,250	45,662
Omnicare, Inc.	†	16,127	514,290
Owens & Minor, Inc.	†	8,595	296,441
PDI, Inc.	*	864	6,126
PharMerica Corp.	*	4,132	52,724
Providence Service Corp. (The)	*†	3,898	49,310
PSS World Medical, Inc.	*†	12,062	337,857
Psychemedics Corp.		902	8,578
Rural/Metro Corp.	*	15,766	271,806
Skilled Healthcare Group, Inc., Class A	*	6,280	59,409
Sun Healthcare Group, Inc.	*†	7,309	58,618
Sunrise Senior Living, Inc.	*†	17,453	166,327
Triple-S Management Corp., Class B (Puerto Rico)	*†	7,729	167,951

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
U.S. Physical Therapy, Inc.		2,083	$51,513
Universal American Corp.		8,125	88,969
Universal Health Services, Inc., Class B		10,922	562,811
VCA Antech, Inc.	*	8,380	177,656
WellCare Health Plans, Inc.	*	5,753	295,762

			12,516,210

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	28,246	548,537
athenahealth, Inc.	*†	3,145	129,259
Computer Programs & Systems, Inc.		3,593	228,084
Emdeon, Inc., Class A	*	13,453	176,503
MedAssets, Inc.	*	10,517	140,507
Medidata Solutions, Inc.	*	11,494	274,362
Mediware Information Systems, Inc.	*	1,191	13,161
Merge Healthcare, Inc.	*	9,619	50,019
Omnicell, Inc.	*	7,892	123,036
Quality Systems, Inc.		2,355	205,592

			1,889,060

Hotels, Restaurants & Leisure—2.6%
AFC Enterprises, Inc.	*	5,988	98,503
Ambassadors Group, Inc.		2,796	24,689
Ameristar Casinos, Inc.		3,664	86,873
Bally Technologies, Inc.	*†	6,636	269,952
Benihana, Inc., Class A	*	680	7,133
Biglari Holdings, Inc.	*	109	42,624
Bluegreen Corp.	*	1,800	5,274
Bob Evans Farms, Inc.		2,925	102,287
Boyd Gaming Corp.	*†	9,758	84,895
Brinker International, Inc.		13,492	330,014
Buffalo Wild Wings, Inc.	*	4,069	269,815
California Pizza Kitchen, Inc.	*	2,265	41,835
CEC Entertainment, Inc.		1,994	79,979
Cheesecake Factory, Inc. (The)	*†	8,701	272,950
Choice Hotels International, Inc.	†	4,224	140,913
Churchill Downs, Inc.		1,567	70,640
Cosi, Inc.	*	16,495	15,670
Cracker Barrel Old Country Store, Inc.	†	2,879	141,964
DineEquity, Inc.	*	1,467	76,680
Domino’s Pizza, Inc.	*	12,133	306,237
Dover Downs Gaming & Entertainment, Inc.		1,687	5,398
Dover Motorsports, Inc.	*	1,645	3,043
Gaylord Entertainment Co.	*†	5,614	168,420
Great Wolf Resorts, Inc.	*	3,072	9,339
Hyatt Hotels Corp., Class A	*	7,286	297,415
International Speedway Corp., Class A		3,250	92,333
Interval Leisure Group, Inc.	*†	2,598	35,567
Isle of Capri Casinos, Inc.	*	1,251	11,071
Jack in the Box, Inc.	*	8,142	185,475
Jamba, Inc.	*†	31,424	67,247
Krispy Kreme Doughnuts, Inc.	*	14,546	138,332
Las Vegas Sands Corp.	*	72,751	3,070,820
Life Time Fitness, Inc.	*†	3,802	151,738

		Shares	Value

Luby’s, Inc.	*	14,427	$79,637
Marcus Corp.		1,805	17,833
McCormick & Schmick’s Seafood Restaurants, Inc.	*	5,172	44,428
MGM Resorts International	*	55,276	730,196
Monarch Casino & Resort, Inc.	*	6,897	72,005
Morgans Hotel Group Co.	*	7,052	50,704
MTR Gaming Group, Inc.	*	4,525	13,711
Multimedia Games Holding Co., Inc.	*	2,902	13,204
O’Charleys, Inc.	*†	3,157	23,078
Orient-Express Hotels Ltd., Class A (Bermuda)	*	9,213	99,040
P.F. Chang’s China Bistro, Inc.	†	5,452	219,388
Panera Bread Co., Class A	*	3,500	439,810
Papa John’s International, Inc.	*†	2,356	78,361
Peet’s Coffee & Tea, Inc.	*†	2,241	129,306
Penn National Gaming, Inc.	*	12,013	484,604
Pinnacle Entertainment, Inc.	*	13,868	206,633
Red Robin Gourmet Burgers, Inc.	*	1,203	43,765
Royal Caribbean Cruises Ltd.	*	23,319	877,727
Ruby Tuesday, Inc.	*†	17,015	183,422
Scientific Games Corp., Class A	*	13,630	140,934
Shuffle Master, Inc.	*	6,463	60,461
Sonic Corp.	*†	6,866	72,986
Speedway Motorsports, Inc.		1,680	23,822
Texas Roadhouse, Inc.		17,672	309,879
Vail Resorts, Inc.	†	3,320	153,450
Wendy’s/Arby’s Group, Inc., Class A		64,355	326,280
WMS Industries, Inc.	*	4,326	132,895

			11,732,684

Household Durables—0.9%
American Greetings Corp., Class A	†	6,434	154,673
Bassett Furniture Industries, Inc.		610	4,807
Beazer Homes USA, Inc.	*†	42,835	145,211
Blyth, Inc.	†	877	44,157
Cavco Industries, Inc.	*†	1,216	54,720
CSS Industries, Inc.	†	1,140	23,860
Ethan Allen Interiors, Inc.	†	2,312	49,222
Furniture Brands International, Inc.	*	9,746	40,348
Helen of Troy Ltd. (Bermuda)	*†	3,172	109,529
Hooker Furniture Corp.		3,953	35,024
Hovnanian Enterprises, Inc., Class A	*†	48,421	116,695
Jarden Corp.		12,259	423,058
KB Home	†	14,381	140,646
Kid Brands, Inc.	*	1,157	5,970
La-Z-Boy, Inc.	*	8,340	82,316
M/I Homes, Inc.	*	1,741	21,345
MDC Holdings, Inc.	†	5,581	137,516
Meritage Homes Corp.	*	3,915	88,322
Mohawk Industries, Inc.	*	6,823	409,312
NVR, Inc.	*	724	525,248
Ryland Group, Inc.	†	12,565	207,699
Sealy Corp.	*†	6,171	15,613
Skyline Corp.		918	16,065
Standard Pacific Corp.	*†	29,234	97,934
Tempur-Pedic International, Inc.	*	6,645	450,664
Toll Brothers, Inc.	*	10,717	222,271

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Tupperware Brands Corp.		8,158	$550,257
Universal Electronics, Inc.	*†	3,125	78,937

			4,251,419

Household Products—0.4%
Central Garden and Pet Co., Class A	*	2,770	28,115
Church & Dwight Co., Inc.		23,066	935,096
Energizer Holdings, Inc.	*	10,075	729,027
WD-40 Co.	†	2,756	107,594

			1,799,832

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	66,057	1,065,500
Dynegy, Inc.	*	14,760	91,364
GenOn Energy, Inc.	*	76,798	296,440
Ormat Technologies, Inc.	†	9,093	200,137
Tegal Corp.	*	62	130

			1,653,571

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		9,558	470,540
Raven Industries, Inc.		5,412	301,503
Seaboard Corp.	†	43	103,974
Standex International Corp.		1,584	48,581
Tredegar Corp.		2,467	45,270

			969,868

Insurance—4.0%
Alleghany Corp.	*	565	188,207
Allied World Assurance Co. Holdings AG (Switzerland)		6,514	375,076
Alterra Capital Holdings Ltd. (Bermuda)	†	11,392	254,042
American Financial Group, Inc.		16,388	584,888
American National Insurance Co.		3,374	261,485
American Safety Insurance Holdings Ltd.	*	8,481	162,326
AMERISAFE, Inc.	*	5,765	130,404
Amtrust Financial Services, Inc.	†	10,931	249,008
Arch Capital Group Ltd. (Bermuda)	*	21,456	684,875
Argo Group International Holdings Ltd. (Bermuda)		3,031	90,081
Arthur J. Gallagher & Co.		16,244	463,604
Aspen Insurance Holdings Ltd. (Bermuda)		15,024	386,568
Assured Guaranty Ltd. (Bermuda)		13,965	227,769
Axis Capital Holdings Ltd. (Bermuda)		22,431	694,464
Baldwin & Lyons, Inc., Class B		1,316	30,492
Brown & Brown, Inc.		21,221	544,531
Citizens, Inc.	*	31,776	216,712
CNA Financial Corp.		8,930	259,416
CNO Financial Group, Inc.	*†	33,835	267,635
Crawford & Co., Class B	†	3,543	25,049
Delphi Financial Group, Inc., Class A		5,179	151,279
eHealth, Inc.	*†	9,146	122,191
EMC Insurance Group, Inc.		1,041	19,883
Employers Holdings, Inc.		6,914	115,948
Endurance Specialty Holdings Ltd. (Bermuda)		8,383	346,469

		Shares	Value

Enstar Group Ltd. (Bermuda)	*	626	$65,411
Erie Indemnity Co., Class A		3,864	273,262
Everest Re Group Ltd. (Bermuda)		6,724	549,687
FBL Financial Group, Inc., Class A	†	2,268	72,916
Fidelity National Financial, Inc., Class A		31,906	502,200
First American Financial Corp.		13,864	216,972
Flagstone Reinsurance Holdings SA (Luxembourg)		8,988	75,769
FPIC Insurance Group, Inc.	*	2,681	111,744
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	4,754	124,983
Hanover Insurance Group, Inc. (The)		4,015	151,406
Harleysville Group, Inc.	†	1,278	39,835
HCC Insurance Holdings, Inc.		16,962	534,303
Hilltop Holdings, Inc.	*	12,173	107,609
Horace Mann Educators Corp.		7,132	111,330
Independence Holding Co.	†	5,932	61,930
Infinity Property & Casualty Corp.		1,280	69,965
Kansas City Life Insurance Co.	†	1,203	37,473
Markel Corp.	*	1,119	444,030
MBIA, Inc.	*†	16,126	140,135
Meadowbrook Insurance Group, Inc.	†	27,453	272,059
Mercury General Corp.		4,983	196,779
Montpelier Re Holdings Ltd. (Bermuda)		15,462	278,316
National Financial Partners Corp.	*†	9,598	110,761
Navigators Group, Inc. (The)	*	1,745	82,015
Old Republic International Corp.		38,160	448,380
OneBeacon Insurance Group Ltd., Class A	†	6,290	84,223
PartnerRe Ltd. (Bermuda)		8,968	617,447
Phoenix Cos., Inc. (The)	*†	29,424	72,383
Platinum Underwriters Holdings Ltd. (Bermuda)		9,144	303,947
Presidential Life Corp.	†	2,568	26,810
ProAssurance Corp.	*	2,725	190,750
Protective Life Corp.		9,843	227,669
Reinsurance Group of America, Inc.		11,204	681,875
RenaissanceRe Holdings Ltd. (Bermuda)		7,886	551,626
RLI Corp.	†	1,980	122,602
Safety Insurance Group, Inc.		1,536	64,573
SeaBright Holdings, Inc.		3,141	31,096
Selective Insurance Group, Inc.	†	7,536	122,611
StanCorp Financial Group, Inc.		8,779	370,386
State Auto Financial Corp.		2,585	45,057
Stewart Information Services Corp.		1,684	16,890
Symetra Financial Corp.		15,274	205,130
Tower Group, Inc.		3,847	91,636
Transatlantic Holdings, Inc.		7,734	379,043
United Fire & Casualty Co.	†	2,592	45,023
Unitrin, Inc.		10,658	316,223
Validus Holdings Ltd. (Bermuda)		11,164	345,526
W.R. Berkley Corp.		23,678	768,114
White Mountains Insurance Group Ltd.		706	296,633

			17,908,945

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	2,113	$6,550
Blue Nile, Inc.	*†	2,444	107,487
dELiA*s, Inc.	*	2,555	4,011
Geeknet, Inc.	*†	661	17,662
Hollywood Media Corp.	*	10,671	16,007
HSN, Inc.	*†	4,954	163,086
Liberty Media Corp.—Interactive, Series A	*	81,613	1,368,650
Nutrisystem, Inc.	†	5,029	70,708
Overstock.com, Inc.	*	3,326	50,622
Shutterfly, Inc.	*	8,472	486,462
Valuevision Media, Inc., Class A	*	6,193	47,376

			2,338,621

Internet Software & Services—1.3%
AOL, Inc.	*†	17,023	338,077
Autobytel, Inc.	*	4,755	5,373
comScore, Inc.	*	2,914	75,473
Constant Contact, Inc.	*†	8,587	217,938
Crexendo, Inc.		1,043	5,163
DealerTrack Holdings, Inc.	*	4,113	94,393
Digital River, Inc.	*†	4,580	147,293
Earthlink, Inc.		31,350	241,238
Equinix, Inc.	*	4,952	500,251
IAC/InterActiveCorp	*	18,714	714,313
Infospace, Inc.	*	11,869	108,245
Internap Network Services Corp.	*	12,216	89,788
Ipass, Inc.	*†	6,163	9,368
j2 Global Communications, Inc.	*†	4,168	117,663
Keynote Systems, Inc.		3,262	70,557
Limelight Networks, Inc.	*†	3,711	16,922
LinkedIn Corp., Class A	*	1,220	109,910
LivePerson, Inc.	*†	3,334	47,143
LogMeIn, Inc.	*†	6,170	237,977
Looksmart Ltd.	*	4,010	6,055
LoopNet, Inc.	*	13,367	245,685
Marchex, Inc., Class B		2,710	24,065
ModusLink Global Solutions, Inc.		3,461	15,505
Move, Inc.	*	33,703	73,810
NIC, Inc.	†	10,696	143,968
OpenTable, Inc.	*	4,703	390,913
Openwave Systems, Inc.	*	21,687	49,663
Perficient, Inc.	*	2,090	21,443
Rackspace Hosting, Inc.	*	12,978	554,680
RealNetworks, Inc.	*†	10,782	36,659
Saba Software, Inc.	*†	3,576	32,291
SAVVIS, Inc.	*	6,492	256,629
Stamps.com, Inc.	†	2,642	35,244
support.com, Inc.	*	4,962	23,818
United Online, Inc.		10,506	63,351
ValueClick, Inc.	*	13,525	224,515
Vertro, Inc.	*	1,316	2,961
Vocus, Inc.	*	2,731	83,596
Web.com Group, Inc.	*	1,785	21,991
WebMD Health Corp.	*	5,789	263,863
WebMediaBrands, Inc.	*†	4,020	5,387
XO Group, Inc.	*	3,458	34,407
Zix Corp.	*	18,330	70,387

			5,827,971

		Shares	Value

IT Services—1.9%
Acxiom Corp.	*	7,115	$93,278
Alliance Data Systems Corp.	*	7,629	717,660
Broadridge Financial Solutions, Inc.		24,150	581,290
CACI International, Inc., Class A	*	3,963	249,986
Cass Information Systems, Inc.	†	1,213	45,803
Ciber, Inc.	*	14,012	77,767
Convergys Corp.	*	20,768	283,276
CoreLogic, Inc.	*	15,057	251,602
CSG Systems International, Inc.	*	3,644	67,341
DST Systems, Inc.		8,162	430,954
Edgewater Technology, Inc.	*	2,568	6,934
Euronet Worldwide, Inc.	*†	6,728	103,678
Forrester Research, Inc.		1,573	51,846
Gartner, Inc.	*	16,757	675,140
Genpact Ltd. (Bermuda)	*	30,312	522,579
Global Cash Access Holdings, Inc.	*	27,153	86,347
Global Payments, Inc.		12,308	627,708
Hackett Group, Inc. (The)	*	7,902	40,221
Heartland Payment Systems, Inc.		4,979	102,567
iGATE Corp.	†	2,997	48,911
Integral Systems, Inc.	*	2,356	28,673
Jack Henry & Associates, Inc.	†	10,516	315,585
Lender Processing Services, Inc.		11,943	249,728
Lionbridge Technologies, Inc.	*	18,369	58,413
Management Network Group, Inc.	*	320	838
Mantech International Corp., Class A		3,037	134,904
Mastech Holdings, Inc.	*	357	1,214
MAXIMUS, Inc.		1,558	128,893
MoneyGram International, Inc.	*	29,126	96,698
NCI, Inc., Class A	*†	1,956	44,440
NeuStar, Inc., Class A	*	15,347	402,091
Online Resources Corp.	*	2,780	9,063
Pfsweb, Inc.	*†	1,209	5,549
Sapient Corp.	*	25,306	380,349
SRA International, Inc., Class A	*	8,338	257,811
StarTek, Inc.	*	1,875	6,469
Syntel, Inc.		2,510	148,391
TeleTech Holdings, Inc.	*	4,611	97,200
TNS, Inc.	*	6,651	110,407
Unisys Corp.	*	7,450	191,465
VeriFone Systems, Inc.	*	13,411	594,778
Wright Express Corp.	*	3,489	181,672

			8,509,519

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*	1,738	23,341
Brunswick Corp.		10,281	209,732
Callaway Golf Co.		14,390	89,506
Eastman Kodak Co.	*†	13,983	50,059
Jakks Pacific, Inc.	*†	2,425	44,644
Leapfrog Enterprises, Inc.	*	14,746	62,228
Nautilus, Inc.	*	2,480	4,960
Polaris Industries, Inc.		3,558	395,543
Smith & Wesson Holding Corp.	*†	46,824	140,472
Steinway Musical Instruments, Inc.	*	1,536	39,460
Sturm Ruger & Co., Inc.		2,146	47,105

			1,107,050

Life Sciences Tools & Services—1.2%
Affymetrix, Inc.	*	13,032	103,344
Albany Molecular Research, Inc.	*	2,944	14,161
Bio-Rad Laboratories, Inc., Class A	*	2,830	337,789

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Bruker Corp.	*	18,553	$377,739
Caliper Life Sciences, Inc.	*	3,187	25,847
Cambrex Corp.	*	2,958	13,666
Charles River Laboratories International, Inc.	*	11,766	478,288
Covance, Inc.	*†	6,895	409,356
Enzo Biochem, Inc.	*†	6,306	26,800
eResearchTechnology, Inc.	*	6,233	39,704
Furiex Pharmaceuticals, Inc.	*	1,473	26,205
Illumina, Inc.	*	20,415	1,534,187
Kendle International, Inc.	*	15,408	232,353
Luminex Corp.	*	4,012	83,851
Mettler-Toledo International, Inc.	*	3,252	548,515
Parexel International Corp.	*	8,690	204,736
Pharmaceutical Product Development, Inc.		20,841	559,372
Sequenom, Inc.	*†	20,941	158,104
Techne Corp.		4,152	346,152

			5,520,169

Machinery—4.3%
3D Systems Corp.	*†	4,518	89,050
Actuant Corp., Class A		11,808	316,809
AGCO Corp.	*	11,474	566,357
Albany International Corp., Class A		2,060	54,363
Ampco-Pittsburgh Corp.	†	986	23,122
Astec Industries, Inc.	*†	1,849	68,376
Badger Meter, Inc.	†	4,287	158,576
Barnes Group, Inc.		11,835	293,626
Blount International, Inc.	*	5,160	90,145
Briggs & Stratton Corp.	†	8,143	161,720
Bucyrus International, Inc.		14,084	1,290,939
Cascade Corp.		779	37,057
Chart Industries, Inc.	*	2,690	145,206
CIRCOR International, Inc.		1,935	82,876
CLARCOR, Inc.		9,897	467,930
Colfax Corp.	*†	7,548	187,190
Columbus McKinnon Corp.	*	4,765	85,579
Commercial Vehicle Group, Inc.	*	6,660	94,505
Crane Co.		12,482	616,736
Donaldson Co., Inc.		13,228	802,675
Dynamic Materials Corp.	†	9,575	214,672
EnPro Industries, Inc.	*†	4,972	239,004
ESCO Technologies, Inc.		1,735	63,848
Federal Signal Corp.	†	13,964	91,604
Flow International Corp.	*†	9,896	35,230
Force Protection, Inc.	*†	26,560	131,870
FreightCar America, Inc.	*	2,798	70,901
Gardner Denver, Inc.		9,936	835,121
Gorman-Rupp Co. (The)		2,363	77,821
Graco, Inc.		11,936	604,678
Graham Corp.		882	17,993
Greenbrier Cos., Inc.	*	1,812	35,805
Harsco Corp.		12,780	416,628
Hurco Cos., Inc.	*	1,248	40,198
IDEX Corp.		15,144	694,352
John Bean Technologies Corp.		3,917	75,677
Kadant, Inc.	*	1,553	48,935
Kaydon Corp.		5,552	207,201
Kennametal, Inc.		13,046	550,672
L.B. Foster Co., Class A		951	31,297
Lincoln Electric Holdings, Inc.		8,084	289,811

		Shares	Value

Lindsay Corp.		969	$66,667
Lydall, Inc.	*	2,150	25,714
Manitowoc Co., Inc. (The)		19,361	326,039
Meritor, Inc.	*†	20,436	327,794
Middleby Corp.	*	2,361	222,028
Mueller Industries, Inc.		5,365	203,387
Mueller Water Products, Inc., Class A	†	30,046	119,583
NACCO Industries, Inc., Class A		310	30,014
Navistar International Corp.	*	7,357	415,376
NN, Inc.	*	6,804	101,788
Nordson Corp.		6,766	371,115
Oshkosh Corp.	*	13,390	387,507
Pentair, Inc.		16,029	646,930
RBC Bearings, Inc.	*†	6,724	253,898
Robbins & Myers, Inc.		7,886	416,775
Sauer-Danfoss, Inc.	*	5,746	289,541
SPX Corp.		5,152	425,864
Tecumseh Products Co., Class A	*	1,703	17,371
Tennant Co.	†	1,394	55,662
Terex Corp.	*	19,117	543,879
Timken Co.		15,464	779,386
Titan International, Inc.	†	9,793	237,578
Toro Co. (The)		4,977	301,109
Trinity Industries, Inc.	†	7,537	262,891
Valmont Industries, Inc.		3,340	321,943
Wabash National Corp.	*†	3,620	33,919
WABCO Holdings, Inc.	*	11,639	803,789
Wabtec Corp.		8,755	575,379
Watts Water Technologies, Inc., Class A	†	4,404	155,946

			19,125,027

Marine—0.2%
Alexander & Baldwin, Inc.		4,742	228,375
Eagle Bulk Shipping, Inc.	*†	41,794	103,649
Excel Maritime Carriers Ltd. (Greece)	*†	20,382	63,184
Genco Shipping & Trading Ltd.	*†	22,101	166,199
International Shipholding Corp.		724	15,407
Kirby Corp.	*	7,872	446,106

			1,022,920

Media—2.4%
A.H. Belo Corp., Class A		3,861	28,726
Arbitron, Inc.	†	3,649	150,813
Belo Corp., Class A	*	21,860	164,606
Carmike Cinemas, Inc.	*	6,117	42,268
Cinemark Holdings, Inc.		13,980	289,526
Clear Channel Outdoor Holdings, Inc., Class A	*	15,029	190,868
Crown Media Holdings, Inc., Class A	*†	4,399	8,402
Cumulus Media, Inc., Class A	*	3,854	13,489
DISH Network Corp., Class A	*	34,567	1,060,170
DreamWorks Animation SKG, Inc., Class A	*†	11,561	232,376
E.W. Scripps Co., (The), Class A	*	8,186	79,159
Emmis Communications Corp., Class A	*	4,461	4,907
Entercom Communications Corp., Class A	*	1,873	16,258
Entravision Communications Corp., Class A	*	4,930	9,120

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Gray Television, Inc.	*	3,878	$10,238
Harris Interactive, Inc.	*	6,590	5,602
Harte-Hanks, Inc.		4,646	37,726
John Wiley & Sons, Inc., Class A		5,504	286,263
Journal Communications, Inc., Class A	*	3,220	16,647
Lamar Advertising Co., Class A	*†	8,776	240,199
Lee Enterprises, Inc.	*†	6,600	5,874
Liberty Global, Inc., Series A	*	21,486	967,729
Liberty Media Corp.—Capital, Series A	*	10,469	897,717
Liberty Media Corp.—Starz, Series A	*	8,558	643,904
LIN TV Corp., Class A	*	2,390	11,639
Live Nation Entertainment, Inc.	*	23,965	274,879
Madison Square Garden Co. (The), Class A	*	14,922	410,803
Martha Stewart Living Omnimedia, Class A	*†	20,003	86,813
McClatchy Co. (The), Class A	*†	3,506	9,852
Media General, Inc., Class A	*†	1,595	6,093
Meredith Corp.	†	7,014	218,346
Morningstar, Inc.	†	5,535	336,417
National CineMedia, Inc.		13,811	233,544
Navarre Corp.	*	6,720	13,238
New Frontier Media, Inc.	*	6,104	8,424
New York Times Co. (The), Class A	*†	11,654	101,623
PRIMEDIA, Inc.		5,508	38,831
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	23,267	287,347
Salem Communications Corp., Class A		850	3,051
Scholastic Corp.	†	2,095	55,727
Sinclair Broadcast Group, Inc., Class A		4,220	46,336
Sirius XM Radio, Inc.	*†	676,489	1,481,511
Valassis Communications, Inc.	*†	8,118	245,975
Value Line, Inc.	†	573	7,684
Virgin Media, Inc.	†	42,731	1,278,939
Warner Music Group Corp.	*	4,960	40,771
World Wrestling Entertainment, Inc., Class A	†	2,315	22,062

			10,622,492

Metals & Mining—1.8%
Allied Nevada Gold Corp.	*	14,263	504,482
AMCOL International Corp.		2,631	100,399
Carpenter Technology Corp.		4,339	250,274
Century Aluminum Co.	*	15,081	236,018
Coeur d’Alene Mines Corp.	*	19,535	473,919
Commercial Metals Co.		11,670	167,465
Compass Minerals International, Inc.		3,011	259,157
Globe Specialty Metals, Inc.	†	11,348	254,422
Haynes International, Inc.		1,057	65,460
Hecla Mining Co.	*	44,607	343,028
Horsehead Holding Corp.	*	11,452	152,541

		Shares	Value

Kaiser Aluminum Corp.		2,084	$113,828
Materion Corp.	*	2,925	108,137
Molycorp, Inc.	*†	7,740	472,604
Olympic Steel, Inc.		3,361	92,528
Reliance Steel & Aluminum Co.		9,657	479,470
Royal Gold, Inc.	†	7,801	456,905
RTI International Metals, Inc.	*†	3,141	120,520
Schnitzer Steel Industries, Inc., Class A		2,485	143,136
Southern Copper Corp.		34,114	1,121,327
Steel Dynamics, Inc.		41,215	669,744
Stillwater Mining Co.	*	10,913	240,195
Universal Stainless & Alloy Products, Inc.	*	2,058	96,232
Walter Energy, Inc.		8,560	991,248
Worthington Industries, Inc.		8,883	205,197

			8,118,236

Multiline Retail—0.6%
99 Cents Only Stores	*	14,553	294,553
Dillard’s, Inc., Class A	†	7,476	389,799
Dollar General Corp.	*	7,093	240,382
Dollar Tree, Inc.	*	18,300	1,219,146
Fred’s, Inc., Class A	†	3,463	49,971
Saks, Inc.	*†	24,378	272,302
Tuesday Morning Corp.	*†	1,816	8,444

			2,474,597

Multi-Utilities—0.9%
Alliant Energy Corp.		17,335	704,841
Avista Corp.		8,192	210,452
Black Hills Corp.		6,724	202,325
CH Energy Group, Inc.	†	1,512	80,529
MDU Resources Group, Inc.		35,399	796,478
NorthWestern Corp.		6,932	229,519
NSTAR		18,432	847,503
OGE Energy Corp.		12,390	623,465
Vectren Corp.		15,202	423,528

			4,118,640

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	6,386	269,298

Oil, Gas & Consumable Fuels—4.8%
Abraxas Petroleum Corp.	*†	16,368	62,689
Adams Resources & Energy, Inc.		1,462	37,281
Apco Oil and Gas International, Inc.		2,488	216,282
Approach Resources, Inc.	*†	10,395	235,655
Arch Coal, Inc.		33,803	901,188
Atlas Energy, L.P.	*‡	17,131	1,713
ATP Oil & Gas Corp.	*†	8,607	131,773
Berry Petroleum Co., Class A		6,599	350,605
Bill Barrett Corp.	*	5,963	276,385
Blue Dolphin Energy Co.	*	521	1,568
BP Prudhoe Bay Royalty Trust		2,101	234,556
BPZ Resources, Inc.	*†	15,708	51,522
Brigham Exploration Co.	*†	23,808	712,573
Callon Petroleum Co.	*	14,608	102,548
Carrizo Oil & Gas, Inc.	*†	6,765	282,439
Cheniere Energy, Inc.	*†	12,363	113,245
Cimarex Energy Co.		12,073	1,085,604
Clayton Williams Energy, Inc.	*	1,241	74,522
Cloud Peak Energy, Inc.	*	12,175	259,328

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Comstock Resources, Inc.	*†	8,107	$233,401
Concho Resources, Inc.	*	12,192	1,119,835
Contango Oil & Gas Co.	*†	2,731	159,600
Continental Resources, Inc.	*†	8,046	522,266
CREDO Petroleum Corp.	*	5,377	50,382
Cross Timbers Royalty Trust		833	36,977
Crosstex Energy, Inc.		3,995	47,541
CVR Energy, Inc.	*†	12,428	305,977
Delta Petroleum Corp.	*†	33,866	16,798
DHT Holdings, Inc. (Jersey, Channel Islands)		12,577	48,170
Energen Corp.		9,450	533,925
Energy XXI Bermuda Ltd. (Bermuda)	*	9,055	300,807
Evergreen Energy, Inc.	*†	373	668
EXCO Resources, Inc.		39,666	700,105
Forest Oil Corp.	*	18,939	505,861
Frontier Oil Corp.		11,462	370,337
FX Energy, Inc.	*†	12,608	110,698
General Maritime Corp.	†	59,768	80,687
GMX Resources, Inc.	*†	17,772	79,085
Goodrich Petroleum Corp.	*†	9,150	168,452
Harvest Natural Resources, Inc.	*†	4,175	46,050
Holly Corp.	*	5,010	347,694
Hugoton Royalty Trust		8,143	185,172
James River Coal Co.	*†	6,651	138,474
Kodiak Oil & Gas Corp.	*†	31,555	182,072
Magnum Hunter Resources Corp.	*	11,683	78,977
McMoRan Exploration Co.	*†	16,876	311,868
Northern Oil and Gas, Inc.	*†	3,099	68,643
Oasis Petroleum, Inc.	*	6,600	195,888
Overseas Shipholding Group, Inc.		3,627	97,711
Pacific Ethanol, Inc.	*†	1,420	1,534
Patriot Coal Corp.	*†	19,424	432,378
Penn Virginia Corp.	†	4,723	62,391
Petrohawk Energy Corp.	*	41,489	1,023,534
Petroleum Development Corp.	*†	3,828	114,495
Petroquest Energy, Inc.	*†	13,685	96,069
Plains Exploration & Production Co.	*	19,395	739,337
PostRock Energy Corp.	*	295	1,720
Quicksilver Resources, Inc.	*†	22,131	326,654
Rentech, Inc.	*	24,671	26,151
REX American Resources Corp.	*†	1,034	17,164
Rosetta Resources, Inc.	*	8,106	417,783
SandRidge Energy, Inc.	*	63,115	672,806
Ship Finance International Ltd. (Bermuda)	†	12,947	233,305
SM Energy Co.		7,595	558,081
Southern Union Co.		24,214	972,192
Stone Energy Corp.	*	10,027	304,721
Swift Energy Co.	*	4,183	155,900
Syntroleum Corp.	*†	9,066	13,327
Teekay Corp. (Canada)		4,298	132,722
Tengasco, Inc.	*†	9,394	6,952
Toreador Resources Corp. (France)	*	3,690	13,690
Tri-Valley Corp.	*†	10,477	6,286
Ultra Petroleum Corp.	*†	26,662	1,221,120
Uranium Resources, Inc.	*†	5,500	9,185
USEC, Inc.	*†	30,878	103,133
Vaalco Energy, Inc.	*	25,373	152,745
Verenium Corp.	*	149	267

		Shares	Value

W&T Offshore, Inc.		9,297	$242,838
Warren Resources, Inc.	*	8,229	31,352
Western Refining, Inc.	*†	17,718	320,164
Westmoreland Coal Co.	*	2,951	52,380
Whiting Petroleum Corp.	*	14,185	807,268
World Fuel Services Corp.		5,432	195,172

			21,640,413

Paper & Forest Products—0.3%
Buckeye Technologies, Inc.		10,307	278,083
Clearwater Paper Corp.	*	1,554	106,107
Deltic Timber Corp.		1,046	56,160
Domtar Corp. (Canada)		5,318	503,721
Louisiana-Pacific Corp.	*†	14,060	114,448
Neenah Paper, Inc.	†	2,110	44,901
P.H. Glatfelter Co.	†	14,812	227,809
Schweitzer-Mauduit International, Inc.		1,838	103,204
Wausau Paper Corp.		13,879	93,544

			1,527,977

Personal Products—0.4%
Elizabeth Arden, Inc.	*	2,728	79,194
Herbalife Ltd. (Cayman Islands)		16,348	942,299
Mannatech, Inc.	*	2,631	2,526
Medifast, Inc.	*†	5,021	119,148
Nu Skin Enterprises, Inc., Class A	†	13,096	491,755
Prestige Brands Holdings, Inc.	*†	21,896	281,144
Reliv International, Inc.		3,018	5,493
USANA Health Sciences, Inc.	*†	2,706	84,643

			2,006,202

Pharmaceuticals—1.1%
Adolor Corp.	*	8,628	17,170
Alexza Pharmaceuticals, Inc.	*†	102,706	186,925
Auxilium Pharmaceuticals, Inc.	*	7,514	147,274
AVANIR Pharmaceuticals, Inc., Class A	*†	49,035	164,758
Cadence Pharmaceuticals, Inc.	*†	9,924	91,301
Columbia Laboratories, Inc.	*	5,940	18,355
Depomed, Inc.	*†	27,228	222,725
Durect Corp.	*	7,330	14,880
Emisphere Technologies, Inc.	*†	3,412	3,071
Endo Pharmaceuticals Holdings, Inc.	*	20,202	811,514
Heska Corp.	*	446	4,308
Hi-Tech Pharmacal Co., Inc.	*	2,404	69,548
Impax Laboratories, Inc.	*	7,329	159,699
KV Pharmaceutical Co., Class A	*†	9,089	24,722
Medicines Co. (The)	*	6,101	100,728
Medicis Pharmaceutical Corp., Class A		8,490	324,063
Nektar Therapeutics	*	9,644	70,112
Obagi Medical Products, Inc.	*†	2,119	19,982
Optimer Pharmaceuticals, Inc.	*†	4,269	50,758
Pain Therapeutics, Inc.	*	10,298	39,853
Par Pharmaceutical Cos., Inc.	*	5,727	188,877
Perrigo Co.		12,078	1,061,294
Pozen, Inc.	*	1,922	8,072
Questcor Pharmaceuticals, Inc.	*	15,581	375,502
Salix Pharmaceuticals Ltd.	*	7,359	293,109
Santarus, Inc.	*†	11,760	39,631
Viropharma, Inc.	*	9,892	183,002

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Vivus, Inc.	*†	31,118	$253,301
XenoPort, Inc.	*	3,786	26,956

			4,971,490

Professional Services—1.1%
Acacia Research—Acacia Technologies	*	6,281	230,450
Advisory Board Co. (The)	*	1,300	75,244
Barrett Business Services, Inc.		3,976	56,936
CBIZ, Inc.	*†	23,242	171,061
CDI Corp.		2,129	28,294
Corporate Executive Board Co. (The)		6,168	269,233
CoStar Group, Inc.	*†	1,557	92,299
CRA International, Inc.	*	1,427	38,657
Exponent, Inc.	*	1,790	77,883
FTI Consulting, Inc.	*†	10,443	396,207
Heidrick & Struggles International, Inc.	†	2,178	49,310
Hudson Highland Group, Inc.	*†	10,844	58,015
Huron Consulting Group, Inc.	*†	2,888	87,247
ICF International, Inc.	*	8,590	218,014
IHS, Inc., Class A	*	5,397	450,218
Insperity, Inc.	†	2,357	69,791
Kelly Services, Inc., Class A	*	2,431	40,112
Kforce, Inc.	*†	3,398	44,446
Korn/Ferry International	*	7,412	162,990
Manpower, Inc.		8,866	475,661
Navigant Consulting, Inc.	*†	8,394	88,053
Odyssey Marine Exploration, Inc.	*†	8,263	25,863
On Assignment, Inc.	*	3,093	30,404
RCM Technologies, Inc.	*	13,065	69,898
Resources Connection, Inc.		3,825	46,053
School Specialty, Inc.	*	1,184	17,038
SFN Group, Inc.	*	11,621	105,635
Towers Watson & Co., Class A		10,838	712,165
TrueBlue, Inc.	*†	5,703	82,579
Verisk Analytics, Inc., Class A	*	15,585	539,553

			4,809,309

Real Estate Investment Trusts (REITs)—8.3%
Acadia Realty Trust REIT		13,087	266,059
Agree Realty Corp. REIT		2,037	45,486
Alexander’s, Inc. REIT		319	126,643
Alexandria Real Estate Equities, Inc. REIT		7,510	581,424
American Campus Communities, Inc. REIT		14,510	515,395
American Capital Agency Corp. REIT		21,449	624,380
Annaly Capital Management, Inc. REIT	†	123,523	2,228,355
Anworth Mortgage Asset Corp. REIT	†	44,342	333,008
Apollo Commercial Real Estate Finance, Inc. REIT	†	5,200	83,824
Arbor Realty Trust, Inc. REIT	*†	6,648	31,113
Ashford Hospitality Trust, Inc. REIT		19,635	244,456
Associated Estates Realty Corp. REIT		16,034	260,553

		Shares	Value

BioMed Realty Trust, Inc. REIT		13,681	$263,222
Brandywine Realty Trust REIT		23,412	271,345
BRE Properties, Inc. REIT		8,070	402,532
BRT Realty Trust REIT	*	9,712	61,283
Camden Property Trust REIT		8,614	548,023
Capital Trust, Inc., Class A REIT	*†	4,198	16,246
CapLease, Inc. REIT		35,097	172,326
Capstead Mortgage Corp. REIT		23,888	320,099
CBL & Associates Properties, Inc. REIT		32,319	585,944
Cedar Shopping Centers, Inc. REIT		4,496	23,154
Chimera Investment Corp. REIT		109,899	380,251
Cogdell Spencer, Inc. REIT		34,330	205,637
Colonial Properties Trust REIT		16,137	329,195
CommonWealth REIT REIT	†	7,412	191,526
Corporate Office Properties Trust REIT		12,130	377,364
Cousins Properties, Inc. REIT	†	36,686	313,298
Cypress Sharpridge Investments, Inc. REIT	†	27,199	348,419
DCT Industrial Trust, Inc. REIT		18,769	98,162
Developers Diversified Realty Corp. REIT		22,980	324,018
DiamondRock Hospitality Co. REIT	†	29,807	319,829
Digital Realty Trust, Inc. REIT	†	12,403	766,257
Douglas Emmett, Inc. REIT		16,696	332,083
Duke Realty Corp. REIT		32,206	451,206
DuPont Fabros Technology, Inc. REIT	†	12,750	321,300
EastGroup Properties, Inc. REIT	†	5,749	244,390
Education Realty Trust, Inc. REIT		30,611	262,336
Entertainment Properties Trust REIT		8,089	377,756
Equity Lifestyle Properties, Inc. REIT		5,892	367,897
Equity One, Inc. REIT	†	18,423	343,405
Essex Property Trust, Inc. REIT	†	4,379	592,435
Extra Space Storage, Inc. REIT		22,609	482,250
Federal Realty Investment Trust REIT		9,755	830,931
FelCor Lodging Trust, Inc. REIT	*	17,415	92,822
First Industrial Realty Trust, Inc. REIT	*	10,948	125,355
First Potomac Realty Trust REIT	†	6,039	92,457
Franklin Street Properties Corp. REIT	†	13,149	169,754
General Growth Properties, Inc. REIT	†	78,108	1,303,623
Getty Realty Corp. REIT	†	1,935	48,820
Glimcher Realty Trust REIT		17,380	165,110
Government Properties Income Trust REIT	†	12,220	330,184
Gramercy Capital Corp. REIT	*†	3,048	9,235
Hatteras Financial Corp. REIT		11,601	327,496
Healthcare Realty Trust, Inc. REIT		16,695	344,418
Hersha Hospitality Trust REIT		37,283	207,666
Highwoods Properties, Inc. REIT	†	11,063	366,517
Home Properties, Inc. REIT		5,794	352,739
Hospitality Properties Trust REIT		16,708	405,169

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Inland Real Estate Corp. REIT		22,433	$198,083
Invesco Mortgage Capital, Inc. REIT		12,712	268,605
Investors Real Estate Trust REIT	†	8,064	69,834
iStar Financial, Inc. REIT	*	17,809	144,431
Kilroy Realty Corp. REIT		7,577	299,216
Kite Realty Group Trust REIT		13,680	68,126
LaSalle Hotel Properties REIT	†	11,043	290,873
Lexington Realty Trust REIT	†	15,470	141,241
Liberty Property Trust REIT		13,461	438,559
LTC Properties, Inc. REIT		4,639	129,057
Macerich Co. (The) REIT	†	19,971	1,068,449
Mack-Cali Realty Corp. REIT		13,743	452,694
Medical Properties Trust, Inc. REIT	†	21,102	242,673
MFA Financial, Inc. REIT		35,167	282,743
Mid-America Apartment Communities, Inc. REIT	†	6,728	453,938
Mission West Properties, Inc. REIT		7,471	65,595
Monmouth Real Estate Investment Corp., Class A REIT	†	9,567	80,841
MPG Office Trust, Inc. REIT	*†	10,479	29,970
National Health Investors, Inc. REIT		2,715	120,627
National Retail Properties, Inc. REIT	†	12,384	303,532
Nationwide Health Properties, Inc. REIT		17,723	733,909
Newcastle Investment Corp. REIT		13,023	75,273
NorthStar Realty Finance Corp. REIT	†	20,272	81,696
Omega Healthcare Investors, Inc. REIT		19,310	405,703
Parkway Properties, Inc. REIT	†	3,135	53,483
Pennsylvania Real Estate Investment Trust REIT	†	5,599	87,904
PennyMac Mortgage Investment Trust REIT		6,871	113,853
Piedmont Office Realty Trust, Inc., Class A REIT	†	25,104	511,871
PMC Commercial Trust REIT		2,035	16,789
Post Properties, Inc. REIT	†	8,556	348,743
Potlatch Corp. REIT	†	9,789	345,258
PS Business Parks, Inc. REIT	†	2,662	146,676
RAIT Financial Trust REIT	*†	44,837	94,158
Ramco-Gershenson Properties Trust REIT		11,313	140,055
Rayonier, Inc. REIT	†	13,949	911,567
Realty Income Corp. REIT	†	17,152	574,421
Redwood Trust, Inc. REIT	†	22,248	336,390
Regency Centers Corp. REIT	†	10,400	457,288
Resource Capital Corp. REIT	†	26,030	164,510
Sabra Healthcare REIT, Inc. REIT		1,477	24,681
Saul Centers, Inc. REIT		1,310	51,575
Senior Housing Properties Trust REIT		23,596	552,382
SL Green Realty Corp. REIT		11,816	979,192
Sovran Self Storage, Inc. REIT		7,171	294,011
Starwood Property Trust, Inc. REIT		19,327	396,397
Strategic Hotels & Resorts, Inc. REIT	*	29,212	206,821

		Shares	Value

Sun Communities, Inc. REIT	†	3,803	$141,890
Sunstone Hotel Investors, Inc. REIT	*	15,570	144,334
Tanger Factory Outlet Centers, Inc. REIT		19,842	531,170
Taubman Centers, Inc. REIT	†	7,635	451,992
UDR, Inc. REIT		28,179	691,794
Universal Health Realty Income Trust REIT		2,198	87,876
Urstadt Biddle Properties, Inc., Class A REIT		9,838	178,166
U-Store-It Trust REIT		30,208	317,788
Walter Investment Management Corp. REIT		3,686	81,792
Washington Real Estate Investment Trust REIT		12,758	414,890
Weingarten Realty Investors REIT	†	14,499	364,795
Winthrop Realty Trust REIT		3,054	36,465

			37,302,825

Real Estate Management & Development—0.6%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,020	37,536
Brookfield Office Properties, Inc.		47,765	920,909
Consolidated-Tomoka Land Co.	†	530	15,158
Forest City Enterprises, Inc., Class A	*†	33,533	626,061
Forestar Group, Inc.	*	5,721	93,996
Grubb & Ellis Co.	*†	2,553	817
Howard Hughes Corp. (The)	*	4,367	284,030
Jones Lang LaSalle, Inc.		4,729	445,945
St. Joe Co. (The)	*†	9,635	200,794
Tejon Ranch Co.	*	2,983	101,720
Thomas Properties Group, Inc.	*	2,396	7,691

			2,734,657

Road & Rail—1.2%
Amerco, Inc.	*	547	52,594
Arkansas Best Corp.		2,819	66,895
Avis Budget Group, Inc.	*†	12,388	211,711
Celadon Group, Inc.	*†	8,889	124,090
Con-way, Inc.		6,152	238,759
Dollar Thrifty Automotive Group, Inc.	*	6,021	443,989
Genesee & Wyoming, Inc., Class A	*	6,411	375,941
Heartland Express, Inc.	†	8,746	144,834
Hertz Global Holdings, Inc.	*	28,514	452,802
J.B. Hunt Transport Services, Inc.		18,349	864,054
Kansas City Southern	*	14,098	836,434
Knight Transportation, Inc.		9,350	158,857
Landstar System, Inc.	†	8,325	386,946
Old Dominion Freight Line, Inc.	*	7,629	284,562
PAM Transportation Services, Inc.	*	1,139	11,242
Quality Distribution, Inc.	*†	5,838	76,011
Saia, Inc.	*	1,522	25,798
Swift Transportation Co.	*	14,733	199,632
Werner Enterprises, Inc.	†	10,127	253,681
YRC Worldwide, Inc.	*†	5,228	5,908

			5,214,740

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—3.7%
Advanced Analogic Technologies, Inc.	*	39,640	$240,020
Advanced Energy Industries, Inc.	*	6,950	102,790
Aetrium, Inc.	*	614	1,093
Amkor Technology, Inc.	*†	26,356	162,616
Anadigics, Inc.	*†	15,184	48,741
Applied Micro Circuits Corp.	*	11,626	103,006
Atmel Corp.	*	88,338	1,242,916
ATMI, Inc.	*†	3,386	69,176
Axcelis Technologies, Inc.	*†	20,883	34,248
AXT, Inc.	*†	5,871	49,786
Brooks Automation, Inc.	*	5,831	63,325
Cabot Microelectronics Corp.	*	5,893	273,848
Cavium, Inc.	*	11,274	491,434
Ceva, Inc.	*†	3,801	115,778
Cirrus Logic, Inc.	*	19,148	304,453
Cohu, Inc.		1,889	24,765
Cree, Inc.	*†	14,675	492,933
Cymer, Inc.	*†	2,731	135,212
Cypress Semiconductor Corp.	*	22,838	482,795
Diodes, Inc.	*	3,326	86,809
DSP Group, Inc.	*	4,251	36,984
Energy Conversion Devices, Inc.	*†	23,101	27,259
Entegris, Inc.	*	24,048	243,366
Evergreen Solar, Inc.	*†	1,986	1,132
Exar Corp.	*†	3,475	21,997
Fairchild Semiconductor International, Inc.	*	10,376	173,383
FEI Co.	*	6,398	244,340
Formfactor, Inc.	*	7,449	67,488
FSI International, Inc.	*†	4,280	11,727
GigOptix, Inc.	*	828	1,664
GT Solar International, Inc.	*†	28,398	460,048
Hittite Microwave Corp.	*	6,713	415,602
Integrated Device Technology, Inc.	*	37,599	295,528
Integrated Silicon Solution, Inc.	*	2,930	28,333
International Rectifier Corp.	*	7,620	213,131
Intersil Corp., Class A		27,625	354,981
IXYS Corp.	*	3,270	48,985
Kopin Corp.	*†	5,031	23,696
Kulicke & Soffa Industries, Inc.	*	5,662	63,075
Lam Research Corp.	*	19,028	842,560
Lattice Semiconductor Corp.	*	16,642	108,506
LTX-Credence Corp.	*	8,847	79,092
Marvell Technology Group Ltd. (Bermuda)	*	81,030	1,196,408
Mattson Technology, Inc.	*†	4,081	7,754
Maxim Integrated Products, Inc.		37,869	967,932
Micrel, Inc.		6,231	65,924
Microsemi Corp.	*	13,240	271,420
Mindspeed Technologies, Inc.	*†	9,324	74,592
MIPS Technologies, Inc.	*	15,340	105,999
MKS Instruments, Inc.	†	3,260	86,129
Monolithic Power Systems, Inc.	*	2,918	44,996
MoSys, Inc.	*	3,592	20,654
Netlogic Microsystems, Inc.	*	11,540	466,447
NVE Corp.	*	771	45,065
Omnivision Technologies, Inc.	*†	8,046	280,081
ON Semiconductor Corp.	*	62,204	651,276
PDF Solutions, Inc.	*†	9,022	53,771
Pericom Semiconductor Corp.	*	2,254	20,151

		Shares	Value

Photronics, Inc.	*†	8,274	$70,081
PLX Technology, Inc.	*	2,950	10,236
PMC—Sierra, Inc.	*	41,443	313,723
Power Integrations, Inc.		4,153	159,600
QuickLogic Corp.	*†	14,701	49,542
Rambus, Inc.	*†	10,342	151,821
Ramtron International Corp.	*	1,920	5,722
RF Micro Devices, Inc.	*	18,530	113,404
Rudolph Technologies, Inc.	*	2,516	26,946
Semtech Corp.	*	9,046	247,318
Sevcon, Inc.	*	720	4,658
Sigma Designs, Inc.	*	8,818	67,369
Silicon Image, Inc.	*	8,359	53,999
Silicon Laboratories, Inc.	*	7,006	289,068
Skyworks Solutions, Inc.	*	28,667	658,768
Spire Corp.	*	1,921	4,706
Standard Microsystems Corp.	*	2,548	68,770
SunPower Corp., Class A	*†	2,843	54,955
Supertex, Inc.	*†	815	18,256
Tessera Technologies, Inc.	*	6,777	116,158
Transwitch Corp.	*	429	1,326
Trident Microsystems, Inc.	*	5,092	3,513
TriQuint Semiconductor, Inc.	*	34,569	352,258
Ultra Clean Holdings, Inc.	*	6,562	59,583
Ultratech, Inc.	*	2,462	74,796
Varian Semiconductor Equipment Associates, Inc.	*	8,648	531,333
Veeco Instruments, Inc.	*†	4,306	208,453
Volterra Semiconductor Corp.	*	3,597	88,702
Zoran Corp.	*	9,231	77,540

			16,529,824

Software—3.9%
Accelrys, Inc.	*	6,341	45,085
ACI Worldwide, Inc.	*	3,078	103,944
Activision Blizzard, Inc.		88,577	1,034,579
Actuate Corp.	*	6,674	39,043
Advent Software, Inc.	*	3,638	102,483
American Software, Inc., Class A		7,072	58,768
ANSYS, Inc.	*	10,832	592,185
Ariba, Inc.	*	11,471	395,405
Authentidate Holding Corp.	*†	41,599	49,919
Blackbaud, Inc.		6,583	182,481
Blackboard, Inc.	*†	6,617	287,112
Bottomline Technologies, Inc.	*†	7,908	195,407
Cadence Design Systems, Inc.	*†	53,527	565,245
Callidus Software, Inc.	*	14,237	83,287
CommVault Systems, Inc.	*†	10,054	446,900
Concur Technologies, Inc.	*†	5,247	262,717
Datawatch Corp.	*	3,500	20,125
Ebix, Inc.	*†	3,924	74,752
EPIQ Systems, Inc.	†	7,191	102,256
Evolving Systems, Inc.		1,123	8,029
Factset Research Systems, Inc.	†	4,857	496,968
Fair Isaac Corp.		9,562	288,772
FalconStor Software, Inc.	*†	4,054	18,162
Fortinet, Inc.	*	9,482	258,764
Informatica Corp.	*	14,393	840,983
Interactive Intelligence, Inc.	*	1,644	57,622
JDA Software Group, Inc.	*	8,151	251,784
Kenexa Corp.	*	4,449	106,687
Lawson Software, Inc.	*	23,268	261,067
Magma Design Automation, Inc.	*	15,377	122,862
Manhattan Associates, Inc.	*	2,125	73,185

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Mentor Graphics Corp.	*	31,384	$402,029
MICROS Systems, Inc.	*	8,507	422,883
MicroStrategy, Inc., Class A	*	791	128,680
Netscout Systems, Inc.	*†	3,784	79,048
Nuance Communications, Inc.	*	44,764	961,083
Parametric Technology Corp.	*	21,418	491,115
Pegasystems, Inc.		2,142	99,710
Progress Software Corp.	*	6,226	150,233
PROS Holdings, Inc.	*	1,506	26,340
QAD, Inc., Class B	*	136	1,265
QLIK Technologies, Inc.	*	2,757	93,903
Quest Software, Inc.	*	11,892	270,305
Radiant Systems, Inc.	*	3,423	71,541
Renaissance Learning, Inc.		1,354	16,979
Rovi Corp.	*	16,221	930,437
S1 Corp.	*	5,886	44,027
Scientific Learning Corp.	*	3,146	9,784
Smith Micro Software, Inc.	*†	2,612	10,997
SolarWinds, Inc.	*	10,964	286,599
Solera Holdings, Inc.		12,798	757,130
Sonic Foundry, Inc.	*†	1,155	14,611
SuccessFactors, Inc.	*	14,309	420,685
Synchronoss Technologies, Inc.	*†	9,776	310,193
Synopsys, Inc.	*	26,727	687,151
Take-Two Interactive Software, Inc.	*	13,695	209,260
Taleo Corp., Class A	*	8,629	319,532
TeleCommunication Systems, Inc., Class A	*	11,295	54,555
THQ, Inc.	*†	12,835	46,463
TIBCO Software, Inc.	*	30,287	878,929
TiVo, Inc.	*†	25,034	257,600
Tyler Technologies, Inc.	*	10,150	271,817
Ultimate Software Group, Inc.	*	1,966	107,009
VASCO Data Security International, Inc.	*	4,225	52,601
Versant Corp.	*	1,264	15,825
VMware, Inc., Class A	*	10,154	1,017,735
Websense, Inc.	*†	4,024	104,503

			17,449,135

Specialty Retail—2.8%
A.C. Moore Arts & Crafts, Inc.	*	1,967	4,917
Aaron’s, Inc.		16,060	453,856
Advance Auto Parts, Inc.		10,115	591,626
Aeropostale, Inc.	*	12,807	224,122
American Eagle Outfitters, Inc.		18,222	232,330
America’s Car-Mart, Inc.	*	1,569	51,777
ANN, Inc.	*	13,507	352,533
Asbury Automotive Group, Inc.	*	4,777	88,518
Ascena Retail Group, Inc.	*†	8,921	303,760
Barnes & Noble, Inc.	†	3,301	54,731
Bebe Stores, Inc.	†	5,945	36,324
Big 5 Sporting Goods Corp.		2,416	18,990
Brown Shoe Co., Inc.	†	5,385	57,350
Buckle, Inc. (The)	†	2,941	125,581
Build-A-Bear Workshop, Inc.	*†	5,570	36,261
Cabela’s, Inc.	*†	8,621	234,060
Cache, Inc.	*	2,130	10,501
Casual Male Retail Group, Inc.	*	2,471	10,255
Cato Corp. (The), Class A	†	2,994	86,227
Charming Shoppes, Inc.	*	14,608	60,769

		Shares	Value

Chico’s FAS, Inc.	†	19,873	$302,666
Children’s Place Retail Stores, Inc. (The)	*	4,863	216,355
Christopher & Banks Corp.	†	9,394	54,015
Citi Trends, Inc.	*†	8,340	125,767
Coldwater Creek, Inc.	*†	32,366	45,312
Collective Brands, Inc.	*	8,152	119,753
Cost Plus, Inc.	*†	2,725	27,250
Destination Maternity Corp.	†	1,368	27,333
Dick’s Sporting Goods, Inc.	*	8,989	345,627
DSW, Inc., Class A	*†	5,945	300,876
Finish Line, Inc. (The), Class A		5,513	117,978
Foot Locker, Inc.		18,351	436,020
Genesco, Inc.	*	2,452	127,749
Group 1 Automotive, Inc.	†	2,367	97,473
Guess?, Inc.		9,795	411,978
Haverty Furniture Cos., Inc.	†	2,301	26,484
Hibbett Sports, Inc.	*	2,997	122,008
Hot Topic, Inc.		13,727	102,129
JOS A. Bank Clothiers, Inc.	*†	3,491	174,585
Kirkland’s, Inc.	*	2,193	26,360
Lithia Motors, Inc., Class A		3,558	69,844
Lumber Liquidators Holdings, Inc.	*†	7,078	179,781
MarineMax, Inc.	*†	3,026	26,508
Men’s Wearhouse, Inc. (The)		3,813	128,498
Midas, Inc.	*	5,745	36,308
Monro Muffler Brake, Inc.	†	5,955	222,062
Office Depot, Inc.	*	24,187	102,069
OfficeMax, Inc.	*	6,942	54,495
Pacific Sunwear of California, Inc.	*†	18,790	49,042
Penske Automotive Group, Inc.	†	10,147	230,743
Pep Boys-Manny, Moe & Jack (The)		13,868	151,577
PetSmart, Inc.		18,578	842,884
Pier 1 Imports, Inc.	*	25,601	296,204
Rent-A-Center, Inc.		9,964	304,500
Sally Beauty Holdings, Inc.	*	17,940	306,774
Select Comfort Corp.	*	9,317	167,520
Shoe Carnival, Inc.	*†	1,098	33,105
Signet Jewelers Ltd. (Bermuda)	*	13,406	627,535
Sonic Automotive, Inc., Class A	†	8,013	117,390
Stage Stores, Inc.	†	4,517	75,886
Stein Mart, Inc.		3,731	35,967
Systemax, Inc.	*	1,358	20,289
Talbots, Inc.	*†	26,772	89,418
Tractor Supply Co.		8,909	595,834
Trans World Entertainment Corp.	*	1,932	3,941
Ulta Salon Cosmetics & Fragrance, Inc.	*†	9,912	640,117
West Marine, Inc.	*	6,841	70,941
Wet Seal, Inc. (The), Class A	*	52,722	235,667
Williams-Sonoma, Inc.		10,118	369,206
Zale Corp.	*†	7,964	44,598

			12,370,909

Textiles, Apparel & Luxury Goods—1.3%
Carter’s, Inc.	*	8,154	250,817
Charles & Colvard Ltd.	*†	693	1,899
Cherokee, Inc.	†	2,054	35,247
Columbia Sportswear Co.		1,447	91,740
CROCS, Inc.	*	17,673	455,080
Culp, Inc.	*	888	8,338

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Deckers Outdoor Corp.	*†	6,528	$575,378
Forward Industries, Inc.	*	3,751	9,978
Fossil, Inc.	*	6,772	797,200
Hallwood Group, Inc.	*	100	1,900
Hanesbrands, Inc.	*	15,053	429,763
Iconix Brand Group, Inc.	*	10,540	255,068
Jones Group, Inc. (The)		8,962	97,238
Kenneth Cole Productions, Inc., Class A	*†	4,620	57,704
K-Swiss, Inc., Class A	*†	2,909	30,923
Liz Claiborne, Inc.	*†	12,319	65,907
Movado Group, Inc.		1,527	26,127
Oxford Industries, Inc.	†	3,052	103,035
Phillips-Van Heusen Corp.		8,244	539,735
Quiksilver, Inc.	*	7,789	36,608
Skechers U.S.A., Inc., Class A	*	7,438	107,702
Steven Madden Ltd.	*	5,209	195,389
Timberland Co. (The), Class A	*	6,820	293,055
True Religion Apparel, Inc.	*	2,947	85,699
Under Armour, Inc., Class A	*†	3,915	302,669
Unifi, Inc.	*	3,223	44,477
Warnaco Group, Inc. (The)	*	5,608	293,018
Wolverine World Wide, Inc.		9,830	410,402

			5,602,096

Thrifts & Mortgage Finance—1.1%
Anchor Bancorp Wisconsin, Inc.	*†	5,568	3,954
Astoria Financial Corp.		12,205	156,102
Bank Mutual Corp.		5,557	20,394
BankAtlantic Bancorp, Inc., Class A	*†	33,814	32,123
BankUnited, Inc.		4,652	123,464
Beneficial Mutual Bancorp, Inc.	*	4,733	38,882
Brookline Bancorp, Inc.		8,732	80,946
Capitol Federal Financial, Inc.	†	11,674	137,286
CFS Bancorp, Inc.		2,085	11,196
Dime Community Bancshares, Inc.		3,549	51,602
Doral Financial Corp. (Puerto Rico)	*	45,066	88,329
ESSA Bancorp, Inc.		5,953	73,936
Federal Agricultural Mortgage Corp., Class C	†	4,576	101,221
Federal Home Loan Mortgage Corp.	*†	43,895	15,363
Federal National Mortgage Association	*†	66,437	21,991
First Financial Holdings, Inc.		3,864	34,660
First Financial Northwest, Inc.	*†	3,255	16,503
First Niagara Financial Group, Inc.		50,538	667,102
First Place Financial Corp.	*	4,299	4,944
Flagstar Bancorp, Inc.	*	49,751	59,204
Flushing Financial Corp.		2,981	38,753
Kearny Financial Corp.	†	3,008	27,403
MGIC Investment Corp.	*	12,237	72,810
NASB Financial, Inc.	*†	529	5,517
New York Community Bancorp, Inc.		71,896	1,077,721
Northwest Bancshares, Inc.	†	14,229	179,001
OceanFirst Financial Corp.	†	2,108	27,299
Ocwen Financial Corp.	*†	23,494	299,783
Oritani Financial Corp.		22,515	287,967
Parkvale Financial Corp.		1,077	23,155
PMI Group, Inc. (The)	*†	24,097	25,784
Provident Financial Services, Inc.	†	16,334	233,903

		Shares	Value

Provident New York Bancorp		5,681	$47,493
Radian Group, Inc.		23,028	97,408
Riverview Bancorp, Inc.	*	2,602	7,910
TFS Financial Corp.	*	13,499	130,670
TierOne Corp.	*	1,971	16
Tree.com, Inc.	*	5,006	25,631
Triad Guaranty, Inc.	*†	5,663	977
Trustco Bank Corp.	†	7,080	34,692
United Financial Bancorp, Inc.		5,398	83,291
ViewPoint Financial Group		6,157	84,967
Washington Federal, Inc.		19,811	325,495
Westfield Financial, Inc.		8,596	69,800
WSFS Financial Corp.		1,929	76,485

			5,023,133

Tobacco—0.1%
Alliance One International, Inc.	*†	16,867	54,480
Universal Corp.		1,971	74,248
Vector Group Ltd.	†	15,558	276,777

			405,505

Trading Companies & Distributors—0.7%
Aceto Corp.	†	3,385	22,713
Air Lease Corp.	*†	12,769	310,159
Aircastle Ltd.		9,114	115,930
Applied Industrial Technologies, Inc.	†	6,198	220,711
Beacon Roofing Supply, Inc.	*†	13,885	316,856
GATX Corp.		9,644	357,985
H&E Equipment Services, Inc.	*	1,490	20,845
Houston Wire & Cable Co.		6,215	96,643
Interline Brands, Inc.	*	4,165	76,511
Kaman Corp.		2,736	97,046
MSC Industrial Direct Co., Class A		4,541	301,114
Rush Enterprises, Inc., Class A	*	3,897	74,160
United Rentals, Inc.	*†	9,672	245,669
Watsco, Inc.		4,723	321,117
WESCO International, Inc.	*	6,732	364,134
Willis Lease Finance Corp.	*	1,234	16,449

			2,958,042

Water Utilities—0.4%
American States Water Co.		3,697	128,138
American Water Works Co., Inc.		23,128	681,120
Aqua America, Inc.		25,679	564,424
California Water Service Group		7,874	147,323
Connecticut Water Service, Inc.		3,803	97,281
Middlesex Water Co.		2,861	53,157
SJW Corp.	†	5,096	123,527

			1,794,970

Wireless Telecommunication Services—1.1%
Clearwire Corp., Class A	*†	23,621	89,287
Crown Castle International Corp.	*	50,581	2,063,199
FiberTower Corp.	*†	657	788
Leap Wireless International, Inc.	*†	16,479	267,454
NII Holdings, Inc.	*	25,268	1,070,858
NTELOS Holdings Corp.		3,103	63,363
SBA Communications Corp., Class A	*	20,095	767,428
Shenandoah Telecommunications Co.	†	2,133	36,304

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund			Shares	Value

COMMON STOCKS—(Continued)
Telephone & Data Systems, Inc.			8,158	$253,551
United States Cellular Corp.		*	1,375	66,578
USA Mobility, Inc.			3,582	54,661

				4,733,471

TOTAL COMMON STOCKS
(Cost $348,505,628)				437,323,689

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Capital Markets—0.0%
GAMCO Investors, Inc.
0.000%	12/31/2015
(Cost $32)			$40	27

U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.040%	09/22/2011	‡‡
(Cost $534,949)			535,000	534,981

			Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Clinical Data, Inc.		*‡d	2,916	—
Ligand Pharmaceuticals, Inc., Expires 12/31/2011		*‡d	4,683	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

TOTAL RIGHTS
(Cost $—)				—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp. (Cost $—)		*‡d	200	—

		Shares	Value
MONEY MARKET FUNDS—17.9%
Institutional Money Market Funds—17.9%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††µ	12,000,000	$12,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	µ	9,157,180	9,157,180
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	††µ	10,639,808	10,639,808
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class, 0.13%	††µ	12,000,000	12,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%	††µ	12,000,000	12,000,000
Wells Fargo Advantage Cash Investment Money Market Fund— Select Class, 0.11%	††µ	12,000,000	12,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	12,000,000	12,000,000

TOTAL MONEY MARKET FUNDS
(Cost $79,796,988)			79,796,988

TOTAL INVESTMENTS—115.9%
(Cost $428,837,597)			517,655,685
Other assets less liabilities—(15.9%)			(70,815,251)

NET ASSETS—100.0%			$446,840,434

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at June 30, 2011.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—98.0%
Australia—8.5%
AGL Energy Ltd.		8,054	$126,774
Alumina Ltd.		43,731	100,157
Amcor Ltd.		22,424	173,762
AMP Ltd.		51,387	270,240
Asciano Ltd.		54,418	96,210
ASX Ltd.		3,174	103,991
Australia & New Zealand Banking Group Ltd.		47,125	1,117,090
Bendigo and Adelaide Bank Ltd.		6,445	61,460
BHP Billiton Ltd.		58,695	2,773,979
BlueScope Steel Ltd.	†	31,699	41,253
Boral Ltd.		13,708	64,991
Brambles Ltd.		26,625	207,014
Caltex Australia Ltd.	†	2,904	36,847
CFS Retail Property Trust REIT		37,176	72,467
Coca-Cola Amatil Ltd.	†	10,055	123,374
Cochlear Ltd.		961	74,379
Commonwealth Bank of Australia		28,309	1,594,369
Computershare Ltd.		7,579	72,395
Crown Ltd.	†	8,054	77,422
CSL Ltd.		9,922	352,688
Dexus Property Group REIT		86,134	81,603
Echo Entertainment Group Ltd.	*	13,011	57,355
Fairfax Media Ltd.	†	41,888	44,219
Fortescue Metals Group Ltd.		23,363	160,305
Foster’s Group Ltd.		35,169	194,656
Goodman Group REIT		109,500	83,012
GPT Group REIT		31,828	108,191
Harvey Norman Holdings Ltd.	†	10,998	29,449
Iluka Resources Ltd.		6,881	124,472
Incitec Pivot Ltd.		31,076	129,423
Insurance Australia Group Ltd.		38,050	139,110
Leighton Holdings Ltd.		2,521	56,868
Lend Lease Group		9,706	93,734
Lynas Corp. Ltd.	*‡	27,782	59,867
MacArthur Coal Ltd.		3,050	35,981
Macquarie Group Ltd.		6,443	217,358
MAp Group		13,260	47,617
Metcash Ltd.	†	14,473	64,590
Mirvac Group REIT		58,020	78,037
National Australia Bank Ltd.		39,300	1,086,544
Newcrest Mining Ltd.		14,117	572,017
OneSteel Ltd.		24,172	48,271
Orica Ltd.		6,618	191,866
Origin Energy Ltd.	†	19,451	330,720
OZ Minerals Ltd.		5,881	83,686
Paladin Energy Ltd.	*	12,048	32,842
Qantas Airways Ltd.	*	18,484	36,673
QBE Insurance Group Ltd.		19,219	356,705
QR National Ltd.	*	30,950	112,633
Ramsay Health Care Ltd.		2,124	41,495
Rio Tinto Ltd.		8,039	719,561
Santos Ltd.		15,881	231,555
Sonic Healthcare Ltd.		7,094	98,170
SP AusNet		20,280	20,570
Stockland REIT		44,711	163,999
Suncorp Group Ltd.	†	23,911	209,003
Tabcorp Holdings Ltd.		13,011	46,027
Tatts Group Ltd.	†	25,228	65,135
Telstra Corp. Ltd.		77,637	241,248
Toll Holdings Ltd.		11,926	62,215

		Shares	Value

Transurban Group		23,600	$132,563
Wesfarmers Ltd.		18,560	636,085
Wesfarmers Ltd. (Price Protected Shares)		2,853	98,936
Westfield Group REIT		39,727	370,277
Westfield Retail Trust REIT		51,614	150,452
Westpac Banking Corp.		55,023	1,320,100
Woodside Petroleum Ltd.		11,538	509,022
Woolworths Ltd.		22,447	669,744
WorleyParsons Ltd.		3,580	109,001

			18,093,824

Austria—0.3%
Erste Group Bank AG		3,421	179,169
IMMOFINANZ AG	*	17,662	75,306
OMV AG		2,644	115,507
Raiffeisen Bank International AG	†	930	47,905
Telekom Austria AG		6,206	79,115
Verbund AG		1,308	56,947
Vienna Insurance Group AG Wiener Versicherung Gruppe		618	33,949
Voestalpine AG	†	2,136	117,811

			705,709

Belgium—0.9%
Ageas		40,792	110,490
Anheuser-Busch InBev NV		14,523	842,877
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	28
Bekaert SA		755	57,490
Belgacom SA		2,808	100,057
Colruyt SA		1,280	64,078
Delhaize Group SA	†	1,850	138,816
Dexia SA	*†	10,930	34,034
Groupe Bruxelles Lambert SA		1,525	135,475
Groupe Bruxelles Lambert SA STRIP VVPR	*	127	2
KBC Groep NV		2,865	112,420
Mobistar SA		586	44,452
Solvay SA		1,122	173,232
UCB SA		1,717	77,154
Umicore SA		1,995	108,812

			1,999,417

Bermuda—0.1%
Seadrill Ltd.		5,602	196,960

China—0.0%
Foxconn International Holdings Ltd.	*†	41,000	18,090
Yangzijiang Shipbuilding Holdings Ltd.		34,000	40,564

			58,654

Cyprus—0.0%
Bank of Cyprus plc		14,863	43,823

Denmark—1.0%
A.P. Moller—Maersk A/S, Class A		10	82,836
A.P. Moller—Maersk A/S, Class B		24	207,192
Carlsberg A/S, Class B		1,998	217,548
Coloplast A/S, Class B		394	59,915
Danske Bank A/S	*	11,830	218,948
DSV A/S		3,821	91,722
Novo Nordisk A/S, Class B		7,717	966,781

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Novozymes A/S, Class B		839	$136,703
Pandora A/S		967	30,512
TDC A/S	*	6,100	55,687
Tryg A/S		491	28,354
Vestas Wind Systems A/S	*	3,587	83,268
William Demant Holding A/S	*	358	32,332

			2,211,798

Finland—1.0%
Elisa Oyj		2,334	50,232
Fortum Oyj		8,280	240,081
Kesko Oyj, Class B	†	1,238	57,576
Kone Oyj, Class B		2,839	178,356
Metso Oyj		2,339	132,968
Neste Oil Oyj		2,068	32,442
Nokia Oyj		69,083	445,634
Nokian Renkaat Oyj		1,862	93,498
Orion Oyj, Class B	†	1,592	41,064
Outokumpu Oyj	†	2,272	30,108
Pohjola Bank plc, Class A		2,462	31,849
Rautaruukki Oyj	†	1,584	35,803
Sampo Oyj, Class A	†	7,657	247,203
Sanoma Oyj	†	1,243	23,064
Stora Enso Oyj (Registered), Class R		11,073	116,282
UPM-Kymmene Oyj		9,762	178,607
Wartsila Oyj		2,858	96,643

			2,031,410

France—9.8%
Accor SA		2,627	117,526
Aeroports de Paris		565	53,129
Air France-KLM	*	2,488	38,212
Air Liquide SA		5,222	748,115
Alcatel-Lucent	*	41,043	236,844
Alstom SA		3,861	237,817
ANF Immobilier REIT		19	897
Arkema SA		910	93,595
Atos Origin SA		801	45,247
AXA SA		31,749	720,708
BNP Paribas SA		17,525	1,351,335
Bouygues SA		4,328	190,320
Bureau Veritas SA		936	79,042
Cap Gemini SA		2,683	157,110
Carrefour SA	*†	10,576	434,775
Casino Guichard Perrachon SA		967	91,140
Christian Dior SA		1,015	159,501
Cie de Saint-Gobain		7,379	478,292
Cie Generale de Geophysique- Veritas	*	2,451	89,827
Cie Generale des Etablissements Michelin, Class B	†	3,178	311,253
Cie Generale d’Optique Essilor International SA		3,730	302,648
CNP Assurances		2,704	58,867
Credit Agricole SA		17,899	268,903
Danone SA		10,760	803,268
Dassault Systemes SA		1,058	89,973
Edenred		3,055	93,150
EDF SA		4,433	173,795
Eiffage SA		649	42,901
Eramet		86	28,454

		Shares	Value

Eurazeo		610	$44,484
Eutelsat Communications SA		1,875	84,413
Fonciere Des Regions REIT		530	56,142
France Telecom SA		34,197	727,148
GDF Suez		22,805	833,468
Gecina SA REIT		340	47,505
Groupe Eurotunnel SA		8,928	99,904
ICADE REIT		448	55,187
Iliad SA	†	312	41,870
Imerys SA		725	51,000
JCDecaux SA	*	1,204	38,636
Klepierre REIT		1,610	66,475
Lafarge SA	†	3,740	238,311
Lagardere SCA		2,073	87,724
Legrand SA		3,522	148,250
L’Oreal SA		4,431	575,029
LVMH Moet Hennessy Louis Vuitton SA	†	4,516	811,513
Metropole Television SA		1,111	25,718
Natixis		15,994	80,248
Neopost SA		600	51,552
Pernod-Ricard SA	†	3,678	362,747
Peugeot SA		2,753	123,503
PPR		1,415	252,019
Publicis Groupe SA	†	2,192	122,366
Renault SA		3,588	212,877
Safran SA		2,985	127,372
Sanofi		20,246	1,628,602
Schneider Electric SA		4,484	748,702
SCOR SE		3,095	87,849
Societe BIC SA		451	43,568
Societe Generale SA		11,713	693,715
Societe Television Francaise 1		2,108	38,453
Sodexo		1,672	130,974
Suez Environnement Co.		4,703	93,722
Technip SA		1,743	186,835
Thales SA	†	1,765	76,013
Total SA		38,643	2,234,087
Unibail-Rodamco SE (Paris Exchange) REIT		1,697	392,093
Vallourec SA		2,068	252,122
Veolia Environnement SA		6,165	173,691
Vinci SA		8,142	522,533
Vivendi SA		22,828	636,284
Wendel SA		539	66,191

			20,867,539

Germany—8.3%
Adidas AG		3,895	308,802
Allianz SE (Registered)		8,296	1,156,851
Axel Springer AG		720	35,602
BASF SE		16,787	1,645,485
Bayer AG		15,114	1,213,905
Bayerische Motoren Werke AG		6,016	600,752
Beiersdorf AG		1,762	114,480
Brenntag AG		596	69,320
Celesio AG		1,532	30,591
Commerzbank AG	*	65,572	282,430
Continental AG	*	1,411	148,688
Daimler AG (Registered)		16,607	1,252,359
Deutsche Bank AG (Registered)		17,056	1,006,655
Deutsche Boerse AG		3,551	269,626
Deutsche Lufthansa AG (Registered)		4,312	93,920

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Deutsche Post AG (Registered)		15,403	$296,117
Deutsche Telekom AG (Registered)		51,397	802,006
E.ON AG		33,170	942,837
Fraport AG Frankfurt Airport Services Worldwide		637	51,182
Fresenius Medical Care AG & Co. KGaA		3,484	260,586
Fresenius SE & Co. KGaA		1,989	207,613
GEA Group AG		3,093	110,769
Hannover Rueckversicherung AG (Registered)		1,141	59,339
HeidelbergCement AG		2,572	164,494
Henkel AG & Co. KGaA		2,276	130,623
Hochtief AG		816	68,186
Infineon Technologies AG		19,414	218,143
K+S AG		3,089	237,199
Kabel Deutschland Holding AG	*	1,271	78,294
Lanxess AG		1,585	130,015
Linde AG		3,063	537,392
MAN SE	†	1,968	262,138
Merck KGaA		1,191	129,497
Metro AG		2,425	146,853
Muenchener Rueckversicherungs AG (Registered)		3,483	531,698
RWE AG		7,739	429,956
Salzgitter AG		718	54,745
SAP AG		16,706	1,012,857
Siemens AG (Registered)		15,036	2,066,261
Suedzucker AG		1,160	41,304
ThyssenKrupp AG		6,088	316,319
TUI AG	*	2,403	26,118
United Internet AG (Registered)	†	2,186	45,956
Volkswagen AG		542	99,701
Wacker Chemie AG		270	58,320

			17,745,984

Greece—0.2%
Alpha Bank AE	*	9,721	48,954
Coca Cola Hellenic Bottling Co. SA	*	3,300	88,641
EFG Eurobank Ergasias SA	*	6,000	28,145
Hellenic Telecommunications Organization SA		4,058	37,862
National Bank of Greece SA	*	17,188	123,598
OPAP SA		4,010	62,628
Public Power Corp. SA		2,009	28,805

			418,633

Guernsey, Channel Islands—0.1%
Resolution Ltd.		25,527	120,337

Hong Kong—2.6%
AIA Group Ltd.	*	143,200	498,483
ASM Pacific Technology Ltd.		3,500	48,124
Bank of East Asia Ltd.		27,320	112,476
BOC Hong Kong Holdings Ltd.		68,000	198,082
Cathay Pacific Airways Ltd.		23,000	53,504
Cheung Kong Holdings Ltd.		26,000	381,811
Cheung Kong Infrastructure Holdings Ltd.		7,000	36,419
CLP Holdings Ltd.		36,000	319,359
Esprit Holdings Ltd.		21,108	65,952

		Shares	Value

Galaxy Entertainment Group Ltd.	*†	20,000	$43,022
Hang Lung Group Ltd.	†	16,000	101,595
Hang Lung Properties Ltd.		46,000	189,136
Hang Seng Bank Ltd.	†	14,300	228,748
Henderson Land Development Co. Ltd.		19,000	122,864
Hong Kong & China Gas Co. Ltd.	†	85,426	194,336
Hong Kong Exchanges and Clearing Ltd.	†	18,600	391,658
Hopewell Holdings Ltd.	†	11,000	34,895
Hutchison Whampoa Ltd.		39,000	422,563
Hysan Development Co. Ltd.		12,000	59,530
Kerry Properties Ltd.		12,500	60,418
Li & Fung Ltd.		103,200	206,265
Lifestyle International Holdings Ltd.		11,000	32,181
Link (The) REIT	†	42,000	143,471
MTR Corp.		26,500	94,253
New World Development Ltd.		48,600	73,786
Noble Group Ltd.		67,309	108,392
NWS Holdings Ltd.		26,500	35,525
Orient Overseas International Ltd.		3,700	23,922
PCCW Ltd.		84,000	36,247
Power Assets Holdings Ltd.	†	25,500	193,108
Shangri-La Asia Ltd.		24,000	58,920
Sino Land Co. Ltd.		50,000	80,416
SJM Holdings Ltd.		25,000	59,472
Sun Hung Kai Properties Ltd.		26,000	380,057
Swire Pacific Ltd., Class A		13,500	198,760
Wharf Holdings Ltd.		27,637	192,727
Wheelock & Co. Ltd.		17,000	68,380
Wing Hang Bank Ltd.		3,000	32,919
Yue Yuen Industrial Holdings Ltd.		14,000	44,534

			5,626,310

Ireland—0.7%
Anglo Irish Bank Corp. Ltd.	*‡d	11,206	—
CRH plc (Dublin Exchange)		13,178	292,050
Elan Corp. plc	*	9,085	104,278
Experian plc		18,705	238,263
James Hardie Industries SE CDI	*	7,989	50,615
Kerry Group plc, Class A		2,615	107,734
Shire plc		10,469	327,331
WPP plc		23,355	292,588

			1,412,859

Israel—0.7%
Bank Hapoalim BM	*	19,111	95,527
Bank Leumi Le-Israel BM		21,883	103,472
Bezeq Israeli Telecommunication Corp. Ltd.		33,542	84,919
Cellcom Israel Ltd.		826	23,047
Delek Group Ltd.		66	14,834
Elbit Systems Ltd.		388	18,446
Israel Chemicals Ltd.		8,215	131,096
Israel Corp. Ltd. (The)		39	42,639
Israel Discount Bank Ltd., Class A	*	16,376	32,286
Makhteshim-Agan Industries Ltd.	*	3,995	22,322
Mizrahi Tefahot Bank Ltd.		2,045	21,765

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
NICE Systems Ltd.	*	1,032	$37,312
Partner Communications Co. Ltd.		1,419	21,398
Teva Pharmaceutical Industries Ltd.		17,247	831,810

			1,480,873

Italy—2.6%
A2A SpA	†	17,876	27,843
Assicurazioni Generali SpA		21,168	446,273
Atlantia SpA		5,652	120,356
Autogrill SpA	†	2,307	30,296
Banca Carige SpA	†	12,736	28,841
Banca Monte dei Paschi di Siena SpA	†	39,870	30,179
Banco Popolare SC		28,197	64,938
Enel Green Power SpA		31,577	87,091
Enel SpA	†	121,525	794,066
ENI SpA		44,295	1,049,746
Exor SpA		1,270	39,721
Fiat Industrial SpA	*	13,899	179,514
Fiat SpA		13,899	152,723
Finmeccanica SpA		7,024	84,988
Intesa Sanpaolo SpA		184,364	490,921
Intesa Sanpaolo SpA RSP		17,138	36,943
Luxottica Group SpA		1,959	62,898
Mediaset SpA		13,265	62,359
Mediobanca SpA		9,302	94,202
Parmalat SpA	*	23,046	86,729
Pirelli & C. SpA		4,877	52,739
Prysmian SpA		3,602	72,509
Saipem SpA		4,845	250,198
Snam Rete Gas SpA		29,013	171,728
Telecom Italia SpA		174,969	243,380
Telecom Italia SpA RSP		110,811	128,915
Terna Rete Elettrica Nazionale SpA	†	23,458	109,069
UniCredit SpA		246,005	520,723
Unione di Banche Italiane ScpA	†	11,187	62,971

			5,582,859

Japan—19.8%
ABC-Mart, Inc.		600	24,333
Advantest Corp.	†	2,800	51,546
Aeon Co. Ltd.		11,100	133,979
Aeon Credit Service Co. Ltd.		1,400	19,176
Aeon Mall Co. Ltd.		1,400	33,915
Air Water, Inc.		3,000	36,140
Aisin Seiki Co. Ltd.		3,400	131,565
Ajinomoto Co., Inc.		12,000	142,462
Alfresa Holdings Corp.		700	27,204
All Nippon Airways Co. Ltd.	†	15,000	48,930
Amada Co. Ltd.		7,000	53,824
Aozora Bank Ltd.		11,000	25,498
Asahi Breweries Ltd.		7,100	143,019
Asahi Glass Co. Ltd.		18,000	210,641
Asahi Kasei Corp.		23,000	154,998
Asics Corp.		3,000	44,779
Astellas Pharma, Inc.		8,075	313,319
Bank of Kyoto Ltd. (The)		6,000	55,244
Bank of Yokohama Ltd. (The)		23,000	114,978
Benesse Holdings, Inc.		1,300	55,850
Bridgestone Corp.		11,900	274,182
Brother Industries Ltd.		4,600	68,042
Canon, Inc.		20,900	994,136

		Shares	Value

Casio Computer Co. Ltd.		4,500	$31,758
Central Japan Railway Co.		27	212,255
Chiba Bank Ltd. (The)	†	14,000	87,616
Chiyoda Corp.		3,000	34,581
Chubu Electric Power Co., Inc.		11,900	232,392
Chugai Pharmaceutical Co. Ltd.		3,800	62,311
Chugoku Bank Ltd. (The)		3,000	37,115
Chugoku Electric Power Co., Inc. (The)	†	5,500	95,231
Citizen Holdings Co. Ltd.		4,700	28,135
Coca-Cola West Holdings Co. Ltd.		1,200	22,993
Cosmo Oil Co. Ltd.		12,000	34,163
Credit Saison Co. Ltd.		3,100	52,184
Dai Nippon Printing Co. Ltd.		10,000	112,704
Daicel Chemical Industries Ltd.		5,000	33,032
Daido Steel Co. Ltd.		6,000	40,136
Daihatsu Motor Co. Ltd.		4,000	68,075
Dai-ichi Life Insurance Co. Ltd. (The)		162	227,179
Daiichi Sankyo Co. Ltd.		12,202	238,440
Daikin Industries Ltd.		4,400	155,964
Dainippon Sumitomo Pharma Co. Ltd.		3,000	28,509
Daito Trust Construction Co. Ltd.		1,400	118,860
Daiwa House Industry Co. Ltd.		9,000	113,568
Daiwa Securities Group, Inc.		31,000	136,583
Dena Co. Ltd.		1,500	64,510
Denki Kagaku Kogyo K.K.		8,000	38,569
Denso Corp.		9,000	334,732
Dentsu, Inc.		3,100	91,761
East Japan Railway Co.		6,200	355,079
Eisai Co. Ltd.	†	4,700	183,374
Electric Power Development Co. Ltd.		2,140	57,844
Elpida Memory, Inc.	*	3,300	38,870
FamilyMart Co. Ltd.		1,200	44,061
FANUC Corp.		3,500	585,281
Fast Retailing Co. Ltd.		1,000	161,728
Fuji Electric Co. Ltd.	†	10,000	31,240
Fuji Heavy Industries Ltd.		11,000	85,481
FUJIFILM Holdings Corp.		8,600	268,225
Fujitsu Ltd.		35,000	200,056
Fukuoka Financial Group, Inc.		14,000	58,514
Furukawa Electric Co. Ltd.		12,000	50,101
Gree, Inc.	*†	1,500	32,791
GS Yuasa Corp.		6,000	40,044
Gunma Bank Ltd. (The)		8,000	42,283
Hachijuni Bank Ltd. (The)		8,000	44,951
Hakuhodo DY Holdings, Inc.		480	25,634
Hamamatsu Photonics KK		1,100	47,561
Hino Motors Ltd.		5,000	29,198
Hirose Electric Co. Ltd.		530	54,330
Hiroshima Bank Ltd. (The)		10,000	43,640
Hisamitsu Pharmaceutical Co., Inc.		1,200	51,121
Hitachi Chemical Co. Ltd.		1,700	33,727
Hitachi Construction Machinery Co. Ltd.		1,800	40,352
Hitachi High-Technologies Corp.		1,100	24,102
Hitachi Ltd.		82,000	486,670
Hitachi Metals Ltd.	†	3,000	42,392
Hokkaido Electric Power Co., Inc.		3,400	56,555
Hokuhoku Financial Group, Inc.		23,000	45,560
Hokuriku Electric Power Co.		3,200	61,066
Honda Motor Co. Ltd.		30,000	1,155,808

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
HOYA Corp.		7,900	$174,894
Ibiden Co. Ltd.		2,200	68,877
Idemitsu Kosan Co. Ltd.		400	42,689
IHI Corp.		26,000	67,183
INPEX Corp.		40	295,727
Isetan Mitsukoshi Holdings Ltd.		7,040	68,969
Isuzu Motors Ltd.		21,000	99,413
ITOCHU Corp.		27,000	280,823
Itochu Techno-Solutions Corp.		600	21,299
Iyo Bank Ltd. (The)		4,000	36,824
J. Front Retailing Co. Ltd.	†	8,600	37,992
Japan Petroleum Exploration Co.		500	23,474
Japan Prime Realty Investment Corp. REIT		12	31,779
Japan Real Estate Investment Corp. REIT		9	88,550
Japan Retail Fund Investment Corp. REIT		31	47,772
Japan Steel Works Ltd. (The)		6,000	41,129
Japan Tobacco, Inc.		82	316,526
JFE Holdings, Inc.		8,600	236,514
JGC Corp.		4,000	109,588
Joyo Bank Ltd. (The)		11,000	46,213
JS Group Corp.		4,500	116,068
JSR Corp.		3,000	58,149
JTEKT Corp.		3,700	54,519
Jupiter Telecommunications Co. Ltd.		33	36,920
JX Holdings, Inc.		41,810	281,216
Kajima Corp.		14,000	40,165
Kamigumi Co. Ltd.		5,000	46,729
Kaneka Corp.		6,000	39,424
Kansai Electric Power Co., Inc. (The)		13,900	276,800
Kansai Paint Co. Ltd.		4,000	36,445
Kao Corp.		10,100	265,571
Kawasaki Heavy Industries Ltd.		25,000	99,607
Kawasaki Kisen Kaisha Ltd.		12,000	41,954
KDDI Corp.		54	388,527
Keikyu Corp.	†	8,000	57,688
Keio Corp.		11,000	60,672
Keisei Electric Railway Co. Ltd.		6,000	35,509
Keyence Corp.		793	225,157
Kikkoman Corp.		3,000	31,617
Kinden Corp.		2,000	17,112
Kintetsu Corp.	†	28,000	89,920
Kirin Holdings Co. Ltd.		15,000	209,114
Kobe Steel Ltd.		46,000	104,607
Koito Manufacturing Co. Ltd.		2,000	34,951
Komatsu Ltd.		17,200	537,038
Konami Corp.		1,600	37,898
Konica Minolta Holdings, Inc.		9,000	75,172
Kubota Corp.		21,000	186,303
Kuraray Co. Ltd.	†	6,100	89,365
Kurita Water Industries Ltd.		2,100	62,649
Kyocera Corp.		2,800	285,090
Kyowa Hakko Kirin Co. Ltd.		5,000	47,695
Kyushu Electric Power Co., Inc.		6,900	124,239
Lawson, Inc.		1,100	57,707
Mabuchi Motor Co. Ltd.		400	20,187
Makita Corp.		2,100	97,858
Marubeni Corp.		31,000	206,020
Marui Group Co. Ltd.		4,000	30,379
Maruichi Steel Tube Ltd.		1,000	24,791

		Shares	Value

Mazda Motor Corp.	*	28,000	$73,786
McDonald’s Holdings Co. Japan Ltd.	†	1,000	25,426
Medipal Holdings Corp.		2,800	24,817
MEIJI Holdings Co. Ltd.		1,302	54,895
Minebea Co. Ltd.		6,000	32,012
Miraca Holdings, Inc.		900	36,465
Mitsubishi Chemical Holdings Corp.		24,000	170,067
Mitsubishi Corp.		25,000	624,446
Mitsubishi Electric Corp.		35,000	406,564
Mitsubishi Estate Co. Ltd.		22,000	386,099
Mitsubishi Gas Chemical Co., Inc.		7,000	51,286
Mitsubishi Heavy Industries Ltd.		54,000	253,920
Mitsubishi Logistics Corp.		2,000	22,499
Mitsubishi Materials Corp.		21,000	66,166
Mitsubishi Motors Corp.	*	72,000	87,841
Mitsubishi Tanabe Pharma Corp.		4,000	66,946
Mitsubishi UFJ Financial Group, Inc.		234,440	1,142,505
Mitsubishi UFJ Lease & Finance Co. Ltd.		1,180	45,667
Mitsui & Co. Ltd.		32,100	555,013
Mitsui Chemicals, Inc.		15,000	54,658
Mitsui Engineering & Shipbuilding Co. Ltd.		12,000	26,203
Mitsui Fudosan Co. Ltd.		16,000	275,566
Mitsui OSK Lines Ltd.		21,000	112,996
Mizuho Financial Group, Inc.		377,300	620,141
Mizuho Securities Co. Ltd.	*	9,000	21,691
Mizuho Trust & Banking Co. Ltd.		24,000	21,264
MS&AD Insurance Group Holdings		10,074	235,801
Murata Manufacturing Co. Ltd.		3,800	254,062
Nabtesco Corp.		1,500	36,338
Namco Bandai Holdings, Inc.		3,350	40,325
NEC Corp.	*	47,000	107,328
NGK Insulators Ltd.		5,000	93,148
NGK Spark Plug Co. Ltd.		3,000	41,452
NHK Spring Co. Ltd.		3,000	30,678
Nidec Corp.		2,000	186,721
Nikon Corp.		5,700	134,796
Nintendo Co. Ltd.		1,800	338,019
Nippon Building Fund, Inc. REIT	†	10	97,721
Nippon Electric Glass Co. Ltd.		6,500	83,402
Nippon Express Co. Ltd.		16,000	64,834
Nippon Meat Packers, Inc.		3,000	43,035
Nippon Paper Group, Inc.		1,900	42,159
Nippon Sheet Glass Co. Ltd.		16,000	49,748
Nippon Steel Corp.		93,000	301,706
Nippon Telegraph & Telephone Corp.		8,800	424,440
Nippon Yusen K.K.	†	29,000	107,745
Nishi-Nippon City Bank Ltd. (The)		11,000	32,492
Nissan Motor Co. Ltd.	†	45,100	473,965
Nisshin Seifun Group, Inc.		3,200	39,996
Nisshin Steel Co. Ltd.		15,000	28,687
Nissin Foods Holdings Co. Ltd.		1,100	40,071
Nitori Holdings Co. Ltd.		700	66,437
Nitto Denko Corp.		3,100	157,514
NKSJ Holdings, Inc.		25,900	170,945

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
NOK Corp.		2,000	$34,275
Nomura Holdings, Inc.		64,100	316,314
Nomura Real Estate Holdings, Inc.		1,700	28,344
Nomura Real Estate Office Fund, Inc. REIT		5	33,103
Nomura Research Institute Ltd.		1,650	36,142
NSK Ltd.		8,000	79,866
NTN Corp.		9,000	51,270
NTT Data Corp.		23	76,438
NTT DoCoMo, Inc.		279	498,278
NTT Urban Development Corp.		24	20,588
Obayashi Corp.		11,000	48,045
Odakyu Electric Railway Co. Ltd.		11,000	87,341
OJI Paper Co. Ltd.	†	15,000	71,941
Olympus Corp.		4,000	134,968
Omron Corp.		3,800	105,672
Ono Pharmaceutical Co. Ltd.		1,500	80,248
Oracle Corp. Japan		600	26,148
Oriental Land Co. Ltd.	†	900	76,345
ORIX Corp.		1,960	190,653
Osaka Gas Co. Ltd.		35,000	132,759
Otsuka Corp.		300	18,678
Otsuka Holdings Co. Ltd.		4,600	121,719
Panasonic Corp.		40,500	495,285
Rakuten, Inc.	†	133	137,658
Resona Holdings, Inc.		33,700	158,553
Ricoh Co. Ltd.		12,000	133,121
Rinnai Corp.		600	43,329
Rohm Co. Ltd.		1,800	103,269
Sankyo Co. Ltd.		900	46,501
Santen Pharmaceutical Co. Ltd.		1,400	56,756
SBI Holdings, Inc.		383	35,592
Secom Co. Ltd.		3,900	186,992
Sega Sammy Holdings, Inc.		3,548	68,585
Seiko Epson Corp.		2,400	41,601
Sekisui Chemical Co. Ltd.		8,000	68,353
Sekisui House Ltd.		11,000	102,422
Seven & I Holdings Co. Ltd.		13,940	374,902
Seven Bank Ltd.		9	17,984
Sharp Corp.		18,000	164,269
Shikoku Electric Power Co., Inc.		3,200	72,669
Shimadzu Corp.		4,000	36,637
Shimamura Co. Ltd.		400	38,131
Shimano, Inc.		1,200	66,017
Shimizu Corp.	†	10,000	41,676
Shin-Etsu Chemical Co. Ltd.		7,600	407,373
Shinsei Bank Ltd.		16,000	16,004
Shionogi & Co. Ltd.		5,500	90,065
Shiseido Co. Ltd.		6,400	119,463
Shizuoka Bank Ltd. (The)	†	11,000	101,144
Showa Denko K.K.		26,000	53,857
Showa Shell Sekiyu K.K.		2,900	26,933
SMC Corp.		1,000	180,270
Softbank Corp.		15,700	594,595
Sojitz Corp.		21,200	39,712
Sony Corp.		18,500	488,127
Sony Financial Holdings, Inc.		3,400	61,471
Square Enix Holdings Co. Ltd.		1,000	17,998
Stanley Electric Co. Ltd.		2,500	43,887
Sumco Corp.	*†	1,900	32,168
Sumitomo Chemical Co. Ltd.		29,000	144,800
Sumitomo Corp.		20,900	284,329

		Shares	Value

Sumitomo Electric Industries Ltd.		13,400	$195,448
Sumitomo Heavy Industries Ltd.		10,000	69,799
Sumitomo Metal Industries Ltd.		61,000	137,034
Sumitomo Metal Mining Co. Ltd.		10,000	164,292
Sumitomo Mitsui Financial Group, Inc.		24,700	761,617
Sumitomo Mitsui Trust Holdings, Inc.		57,740	200,978
Sumitomo Realty & Development Co. Ltd.		6,500	145,273
Sumitomo Rubber Industries Ltd.	†	3,000	36,303
Suruga Bank Ltd.		4,000	34,874
Suzuken Co. Ltd.		1,260	29,067
Suzuki Motor Corp.		6,300	142,012
Sysmex Corp.		1,200	45,134
T&D Holdings, Inc.		4,850	115,440
Taisei Corp.		20,000	45,898
Taisho Pharmaceutical Co. Ltd.		2,300	51,817
Taiyo Nippon Sanso Corp.		5,000	39,820
Takashimaya Co. Ltd.		5,000	34,495
Takeda Pharmaceutical Co. Ltd.		14,320	661,826
TDK Corp.		2,300	126,871
Teijin Ltd.		16,000	70,525
Terumo Corp.		3,000	162,404
THK Co. Ltd.		2,100	53,669
Tobu Railway Co. Ltd.	†	15,000	63,139
Toho Co. Ltd.		1,800	29,888
Toho Gas Co. Ltd.	†	7,000	37,881
Tohoku Electric Power Co., Inc.		7,600	109,672
Tokio Marine Holdings, Inc.		13,100	366,727
Tokyo Electric Power Co., Inc. (The)		26,300	106,466
Tokyo Electron Ltd.		3,200	174,985
Tokyo Gas Co. Ltd.		47,000	212,128
Tokyu Corp.		21,000	87,307
Tokyu Land Corp.		9,000	38,237
TonenGeneral Sekiyu K.K.	†	5,000	61,502
Toppan Printing Co. Ltd.		10,000	77,586
Toray Industries, Inc.		26,000	191,989
Toshiba Corp.		73,000	384,881
Tosoh Corp.		9,000	36,141
TOTO Ltd.		5,000	38,915
Toyo Seikan Kaisha Ltd.		2,500	42,092
Toyo Suisan Kaisha Ltd.	†	2,000	47,315
Toyoda Gosei Co. Ltd.		1,200	27,251
Toyota Boshoku Corp.		1,400	23,261
Toyota Industries Corp.		3,300	108,951
Toyota Motor Corp.		50,400	2,075,431
Toyota Tsusho Corp.		4,200	72,084
Trend Micro, Inc.		1,800	55,921
Tsumura & Co.		1,000	31,969
Ube Industries Ltd.		19,000	57,202
Unicharm Corp.		2,100	91,749
Ushio, Inc.		1,900	37,567
USS Co. Ltd.		350	27,151
West Japan Railway Co.		3,000	117,117
Yahoo! Japan Corp.		271	93,263
Yakult Honsha Co. Ltd.		1,900	54,962
Yamada Denki Co. Ltd.		1,510	123,034
Yamaguchi Financial Group, Inc.		4,000	37,317
Yamaha Corp.		2,700	30,792
Yamaha Motor Co. Ltd.	*†	4,500	82,654

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Yamato Holdings Co. Ltd.		7,000	$110,115
Yamato Kogyo Co. Ltd.		700	21,799
Yamazaki Baking Co. Ltd.		2,000	26,778
Yaskawa Electric Corp.		4,000	44,907
Yokogawa Electric Corp.	*	4,300	36,700

			42,299,381

Luxembourg—0.5%
ArcelorMittal		15,855	551,379
Millicom International Cellular SA SDR		1,436	150,449
SES SA, Class A FDR		5,651	158,746
Tenaris SA	†	8,640	197,502

			1,058,076

Macau—0.1%
Sands China Ltd.	*	42,494	115,182
Wynn Macau Ltd.		27,256	89,257

			204,439

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mauritius—0.0%
Essar Energy plc	*	5,270	34,569

Mexico—0.0%
Fresnillo plc		3,383	76,207

Netherlands—4.6%
Aegon NV	*	31,176	212,434
Akzo Nobel NV		4,164	263,085
ASML Holding NV		7,753	285,968
Corio NV REIT		1,147	75,962
Delta Lloyd NV		1,244	29,549
European Aeronautic Defence and Space Co. NV		7,463	249,769
Fugro NV CVA		1,311	94,428
Heineken Holding NV		2,198	112,523
Heineken NV		4,624	278,304
ING Groep NV CVA	*	70,662	870,804
Koninklijke Ahold NV		21,671	291,373
Koninklijke Boskalis Westminster NV		1,198	56,686
Koninklijke DSM NV		2,899	188,135
Koninklijke KPN NV		29,104	423,317
Koninklijke Philips Electronics NV		18,217	468,178
Koninklijke Vopak NV	†	1,384	67,780
PostNL NV		6,778	57,436
Qiagen NV	*	4,093	78,491
Randstad Holding NV	†	2,045	94,556
Reed Elsevier NV		12,525	168,258
Royal Dutch Shell plc, Class A		65,182	2,319,407
Royal Dutch Shell plc, Class B		49,267	1,758,139
SBM Offshore NV		3,035	80,247
TNT Express NV	*	6,778	70,298
Unilever NV CVA		30,014	985,079
Wolters Kluwer NV		5,403	119,788

			9,699,994

		Shares	Value

New Zealand—0.1%
Auckland International Airport Ltd.		15,775	$29,128
Contact Energy Ltd.	*	5,175	22,995
Fletcher Building Ltd.		12,180	87,156
Sky City Entertainment Group Ltd.		12,302	36,974
Telecom Corp of New Zealand Ltd.		37,806	77,053

			253,306

Norway—0.7%
Aker Solutions ASA		2,745	54,844
DnB NOR ASA		17,840	248,538
Gjensidige Forsikring ASA		3,287	40,531
Norsk Hydro ASA		16,520	126,461
Orkla ASA		14,553	138,553
Renewable Energy Corp. ASA	*	10,183	17,457
Statoil ASA		20,231	512,168
Telenor ASA		13,756	225,121
Yara International ASA		3,544	199,121

			1,562,794

Portugal—0.3%
Banco Comercial Portugues SA (Registered)	*†	53,876	32,046
Banco Espirito Santo SA (Registered)	†	9,862	36,766
Cimpor Cimentos de Portugal SGPS SA		4,428	33,806
EDP—Energias de Portugal SA		36,083	128,053
Galp Energia SGPS SA, Class B	†	3,992	95,208
Jeronimo Martins SGPS SA		4,265	81,912
Portugal Telecom SGPS SA (Registered)		12,095	118,903

			526,694

Singapore—1.6%
Ascendas Real Estate Investment Trust REIT		28,786	47,878
CapitaLand Ltd.		46,500	110,467
CapitaMall Trust REIT		41,000	62,495
CapitaMalls Asia Ltd.		23,000	27,614
City Developments Ltd.		10,000	84,909
ComfortDelGro Corp. Ltd.		37,000	44,042
Cosco Corp. Singapore Ltd.		18,000	28,699
DBS Group Holdings Ltd.		31,500	376,812
Fraser and Neave Ltd.		18,000	85,047
Genting Singapore plc	*	114,000	179,736
Global Logistic Properties Ltd.	*	33,000	55,439
Golden Agri-Resources Ltd.		119,320	66,288
Hutchison Port Holdings Trust	*	96,000	81,120
Jardine Cycle & Carriage Ltd.		2,000	70,179
Keppel Corp. Ltd.		26,400	238,858
Keppel Land Ltd.		12,000	35,459
Neptune Orient Lines Ltd.		17,000	21,262
Olam International Ltd.		24,672	54,846
Oversea-Chinese Banking Corp. Ltd.		45,600	348,309
SembCorp Industries Ltd.		18,340	74,685
SembCorp Marine Ltd.		14,000	60,586
Singapore Airlines Ltd.		9,400	108,798
Singapore Exchange Ltd.		15,000	92,173
Singapore Press Holdings Ltd.		27,500	87,396

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Singapore Technologies Engineering Ltd.		31,000	$76,121
Singapore Telecommunications Ltd.		144,159	371,575
StarHub Ltd.		8,730	19,853
United Overseas Bank Ltd.		23,000	369,268
UOL Group Ltd.		8,000	32,486
Wilmar International Ltd.		36,000	159,264

			3,471,664

Spain—3.5%
Abertis Infraestructuras SA		6,618	147,711
Acciona SA		445	47,246
Acerinox SA	†	1,819	33,169
ACS Actividades de Construccion y Servicios SA		2,634	124,320
Amadeus IT Holding SA, Class A	*	3,873	80,503
Banco Bilbao Vizcaya Argentaria SA		78,133	917,187
Banco de Sabadell SA		19,878	81,999
Banco Popular Espanol SA	†	15,798	88,888
Banco Santander SA		153,986	1,773,941
Bankinter SA	†	4,042	27,420
Criteria Caixacorp SA		15,719	109,457
EDP Renovaveis SA	*	3,747	24,717
Enagas SA	†	3,155	76,396
Ferrovial SA	†	6,816	86,124
Fomento de Construcciones y Contratas SA	†	1,109	33,832
Gas Natural SDG SA		5,822	121,943
Grifols SA		2,792	56,009
Iberdrola Renovables SA		15,852	70,026
Iberdrola SA	*	69,389	617,340
Inditex SA		4,047	368,738
Indra Sistemas SA	†	1,576	32,510
Mapfre SA	†	13,081	48,534
Mediaset Espana Comunicacion SA		3,468	30,154
Red Electrica Corp. SA	†	1,889	113,954
Repsol YPF SA	†	14,401	499,506
Telefonica SA		75,067	1,833,417
Zardoya Otis SA		2,695	39,597

			7,484,638

Sweden—3.1%
Alfa Laval AB		5,944	128,190
Assa Abloy AB, Class B		5,854	157,345
Atlas Copco AB, Class A		12,472	328,467
Atlas Copco AB, Class B		7,327	172,851
Boliden AB		5,215	96,314
Electrolux AB, Series B		4,438	106,140
Getinge AB, Class B		3,677	98,880
Hennes & Mauritz AB, Class B	†	18,866	651,298
Hexagon AB, Class B		4,884	120,255
Holmen AB, Class B		1,079	33,646
Husqvarna AB, Class B		7,817	51,794
Industrivarden AB, Class C		1,904	31,506
Investor AB, Class B		8,353	191,560
Kinnevik Investment AB, Class B		4,060	90,181
Modern Times Group AB, Class B		977	64,617
Nordea Bank AB		48,123	516,841
Ratos AB, Class B		3,896	74,887
Sandvik AB		18,697	327,559

		Shares	Value

Scania AB, Class B		5,968	$138,535
Securitas AB, Class B		5,360	56,750
Skandinaviska Enskilda Banken AB, Class A		25,092	205,164
Skanska AB, Class B		7,363	131,989
SKF AB, Class B		7,152	207,084
SSAB AB, Class A		3,099	46,299
Svenska Cellulosa AB, Class B		10,399	146,621
Svenska Handelsbanken AB, Class A		9,095	280,422
Swedbank AB, Class A		14,641	246,202
Swedish Match AB		4,238	142,296
Tele2 AB, Class B		5,766	113,810
Telefonaktiebolaget LM Ericsson, Class B		55,600	800,390
TeliaSonera AB		39,665	290,963
Volvo AB, Class B		25,507	446,533

			6,495,389

Switzerland—8.7%
ABB Ltd. (Registered)	*	40,070	1,041,111
Actelion Ltd. (Registered)	*	1,903	93,901
Adecco SA (Registered)	*	2,316	148,653
Aryzta AG		1,539	82,657
Baloise Holding AG (Registered)		934	96,376
Compagnie Financiere Richemont SA (A Bearer Shares)		9,473	620,794
Credit Suisse Group AG (Registered)	*	20,765	809,258
GAM Holding AG	*	3,736	61,470
Geberit AG (Registered)	*	710	168,440
Givaudan SA (Registered)	*	147	155,506
Glencore International plc	*	13,654	107,598
Holcim Ltd. (Registered)	*	4,553	344,321
Julius Baer Group Ltd.	*	3,656	151,022
Kuehne + Nagel International AG (Registered)		1,003	152,381
Lindt & Spruengli AG (Participation Certificates)		17	53,072
Lindt & Spruengli AG (Registered)		2	72,985
Lonza Group AG (Registered)	*	854	66,905
Nestle SA (Registered)		63,317	3,940,125
Novartis AG (Registered)		42,288	2,591,710
Pargesa Holding SA (Bearer)		467	43,282
Roche Holding AG (Genusschein)		12,840	2,149,683
Schindler Holding AG (Participation Certificates)		842	102,408
Schindler Holding AG (Registered)		416	50,555
SGS SA (Registered)		102	193,753
Sika AG		39	94,143
Sonova Holding AG (Registered)	*	846	79,043
STMicroelectronics NV		11,906	118,509
Straumann Holding AG (Registered)		152	36,656
Sulzer AG (Registered)		394	64,242
Swatch Group AG (The) (Bearer)		565	285,160
Swatch Group AG (The) (Registered)		843	75,794
Swiss Life Holding AG (Registered)	*	529	86,757
Swiss Re Ltd.	*	6,402	359,487
Swisscom AG (Registered)		416	190,710
Syngenta AG (Registered)	*	1,715	579,585
Transocean Ltd.		5,812	379,432
UBS AG (Registered)	*	66,517	1,213,907
Wolseley plc		5,343	174,403
Xstrata plc		37,914	835,070

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Zurich Financial Services AG (Registered)	*	2,688	$680,171

			18,551,035

United Kingdom—18.1%
3i Group plc		18,002	81,293
Admiral Group plc		3,873	103,284
Aggreko plc		4,795	148,561
AMEC plc		6,200	108,336
Anglo American plc		24,285	1,204,389
Antofagasta plc		7,392	165,419
ARM Holdings plc		24,195	227,520
Associated British Foods plc		6,436	111,973
AstraZeneca plc (London Exchange)		25,463	1,272,673
Autonomy Corp. plc	*	3,861	105,761
Aviva plc		52,084	366,622
Babcock International Group plc		6,821	78,000
BAE Systems plc		62,132	317,846
Balfour Beatty plc		12,983	64,369
Barclays plc		210,894	865,161
BG Group plc		62,246	1,413,352
BHP Billiton plc		39,906	1,568,057
BP plc		343,518	2,529,320
British American Tobacco plc		36,493	1,600,276
British Land Co. plc REIT		16,013	156,560
British Sky Broadcasting Group plc		20,764	281,894
BT Group plc		140,863	456,734
Bunzl plc		6,330	79,268
Burberry Group plc		8,125	188,944
Cairn Energy plc	*	25,400	169,391
Capita Group plc (The)		10,792	123,950
Capital Shopping Centres Group plc REIT		9,366	60,089
Carnival plc		3,197	123,877
Centrica plc		95,276	494,718
Cobham plc		19,426	65,930
Compass Group plc		34,973	337,215
Diageo plc		45,774	936,487
Eurasian Natural Resources Corp. plc		4,297	53,917
G4S plc		26,041	117,061
GlaxoSmithKline plc		94,801	2,031,988
Hammerson plc REIT		13,557	104,813
Home Retail Group plc		15,769	41,453
HSBC Holdings plc (London Exchange)		323,489	3,207,306
ICAP plc		10,418	79,014
Imperial Tobacco Group plc		18,805	626,065
Inmarsat plc		7,983	71,328
Intercontinental Hotels Group plc		5,494	112,467
International Consolidated Airlines Group SA	*	10,150	41,175
International Consolidated Airlines Group SA	*	4,357	17,785
International Power plc		28,027	144,752
Intertek Group plc		3,046	96,534
Invensys plc		15,349	79,394
Investec plc		8,651	70,220
ITV plc	*	71,294	81,862
J. Sainsbury plc		21,858	115,787

		Shares	Value

Johnson Matthey plc		3,984	$125,811
Kazakhmys plc		3,673	81,419
Kingfisher plc		43,308	186,033
Land Securities Group plc REIT		14,369	196,569
Legal & General Group plc		109,976	208,340
Lloyds Banking Group plc	*	753,005	591,736
London Stock Exchange Group plc		2,311	39,372
Lonmin plc		3,101	72,366
Man Group plc		31,778	120,876
Marks & Spencer Group plc		28,835	167,155
National Grid plc		64,564	635,581
Next plc		3,435	128,337
Old Mutual plc		99,250	212,457
Pearson plc		15,141	286,426
Petrofac Ltd.		4,520	109,913
Prudential plc		46,972	542,377
Randgold Resources Ltd.		1,649	138,893
Reckitt Benckiser Group plc		11,380	628,541
Reed Elsevier plc		22,119	201,379
Rexam plc		15,419	94,795
Rio Tinto plc		26,442	1,909,264
Rolls-Royce Holdings plc	*	33,691	348,900
Rolls-Royce Holdings plc, Class C	*‡	3,234,336	5,191
Royal Bank of Scotland Group plc	*	311,005	192,376
RSA Insurance Group plc		63,018	136,307
SABMiller plc		17,546	640,438
Sage Group plc (The)		23,751	110,113
Schroders plc		1,968	48,862
Scottish & Southern Energy plc		16,772	375,116
Segro plc REIT		12,863	64,493
Serco Group plc		9,142	81,094
Severn Trent plc		4,129	97,550
Smith & Nephew plc		15,739	168,670
Smiths Group plc		7,181	138,516
Standard Chartered plc (London Exchange)		42,931	1,127,697
Standard Life plc		40,542	137,028
Subsea 7 SA	*	5,160	131,978
Tesco plc		147,837	955,172
TUI Travel plc		9,107	32,778
Tullow Oil plc		16,087	320,358
Unilever plc		23,676	763,931
United Utilities Group plc		12,299	118,293
Vedanta Resources plc		2,170	72,946
Vodafone Group plc		946,895	2,510,827
Weir Group plc (The)		4,025	137,401
Whitbread plc		3,280	85,042
Wm Morrison Supermarkets plc		40,967	195,944

			38,574,851

United States—0.1%
Sims Metal Management Ltd.		2,945	55,995
Synthes, Inc.	^	1,182	208,163

			264,158

TOTAL COMMON STOCKS
(Cost $206,531,602)			209,154,184

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund			Shares	Value

PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG %			922	$58,633
Henkel AG & Co. KGaA			3,261	226,764
Porsche Automobil Holding SE			2,900	230,036
ProSiebenSat.1 Media AG		*†	1,238	35,245
RWE AG			720	36,801
Volkswagen AG			2,691	556,487

TOTAL PREFERRED STOCKS
(Cost $761,496)				1,143,966

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.040%	09/22/2011
(Cost $224,977)		‡‡	$225,000	224,992

			Shares	Value
RIGHTS—0.0%
Italy—0.0%
Banca Monte dei Paschi di Siena SpA		*	39,870	3,064

Spain—0.0%
Banco Popular Espanol SA,		*	15,798	1,146
Criteria Caixacorp SA		*	15,719	1,185
Mapfre SA		*‡	335	1,243
Zardoya Otis SA		*‡	134	1,969

				5,543

TOTAL RIGHTS
(Cost $23,096)				8,607

MONEY MARKET FUNDS—4.0%
Institutional Money Market Funds—4.0%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††µ	1,250,000	1,250,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%		µ	645,340	645,340
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%		††µ	1,568,960	1,568,960
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.13%		††µ	1,250,000	1,250,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.00%		††µ	1,250,000	1,250,000

		Shares	Value

Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.11%	††µ	1,250,000	$1,250,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.10%	††µ	1,250,000	1,250,000

TOTAL MONEY MARKET FUNDS
(Cost $8,464,300)			8,464,300

TOTAL INVESTMENTS—102.6%
(Cost $216,005,471)			218,996,049
Other assets less liabilities—(2.6%)			(5,596,895)

NET ASSETS—100.0%			$213,399,154

Notes to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depositary Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
d	Security has no market value at June 30, 2011.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $208,163, which represents 0.1% of Net Assets.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
µ	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	12.3%
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	7.0%
Metals & Mining	6.4%
Insurance	4.5%
Chemicals	3.7%
Food Products	3.6%
Diversified Telecommunication Services	3.4%
Automobiles	3.2%
Machinery	3.0%
Electric Utilities	2.5%
Food & Staples Retailing	2.2%
Capital Markets	2.1%
Wireless Telecommunication Services	2.0%
Beverages	2.0%
Industrial Conglomerates	1.8%
Real Estate Management & Development	1.7%
Electrical Equipment	1.6%
Media	1.5%
Real Estate Investment Trusts (REITs)	1.4%
Multi-Utilities	1.3%
Tobacco	1.3%
Trading Companies & Distributors	1.2%
Diversified Financial Services	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Electronic Equipment, Instruments & Components	1.1%
Energy Equipment & Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Software	0.9%
Auto Components	0.8%
Road & Rail	0.8%
Construction & Engineering	0.8%
Specialty Retail	0.8%
Health Care Equipment & Supplies	0.7%
Communications Equipment	0.7%
Household Durables	0.7%
Office Electronics	0.6%
Aerospace & Defense	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Building Products	0.6%
Construction Materials	0.6%
Commercial Services & Supplies	0.6%
Personal Products	0.5%
Professional Services	0.5%
Gas Utilities	0.4%
Marine	0.4%
Transportation Infrastructure	0.4%
Health Care Providers & Services	0.4%
Multiline Retail	0.4%
Household Products	0.4%
IT Services	0.3%
Computers & Peripherals	0.3%
Air Freight & Logistics	0.3%
Paper & Forest Products	0.3%
Biotechnology	0.2%
Airlines	0.2%
Independent Power Producers & Energy Traders	0.2%
Leisure Equipment & Products	0.2%

Containers & Packaging	0.1%
Distributors	0.1%
Internet & Catalog Retail	0.1%
Life Sciences Tools & Services	0.1%
Internet Software & Services	0.1%
Water Utilities	0.1%
Diversified Consumer Services	0.0%
Consumer Finance	0.0%

98.0%

PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.1%
Media	0.0%
Multi-Utilities	0.0%

0.5%

RIGHTS
Commercial Banks	0.0%
Insurance	0.0%
Textiles, Apparel & Luxury Goods	0.0%

0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS/RIGHTS	98.5%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	4.0%

TOTAL INVESTMENTS	102.6%
Other assets less liabilities	(2.6)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,988,451	$30,392,542
Vantagepoint Diversifying Strategies Fund	6,625,935	68,247,133
Vantagepoint Equity Income Fund	3,725,323	34,757,267
Vantagepoint Growth & Income Fund	3,410,047	34,782,481
Vantagepoint Inflation Protected Securities Fund	4,541,024	51,086,518
Vantagepoint International Fund	1,747,604	17,441,088
Vantagepoint Low Duration Bond Fund	10,441,429	105,040,772

		341,747,801

TOTAL INVESTMENTS—100.0%
(Cost $319,537,958)		341,747,801
Other assets less liabilities—(0.0%)		(65,104)

NET ASSETS—100.0%		$341,682,697

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund *	1,495,749	$17,769,496
Vantagepoint Core Bond Index Fund Class I	6,941,856	70,598,675
Vantagepoint Diversifying Strategies Fund	10,914,595	112,420,333
Vantagepoint Equity Income Fund	7,052,918	65,803,729
Vantagepoint Growth & Income Fund	5,264,136	53,694,192
Vantagepoint Growth Fund	3,965,541	35,967,459
Vantagepoint Inflation Protected Securities Fund	5,273,198	59,323,478
Vantagepoint International Fund	4,818,344	48,087,077
Vantagepoint Low Duration Bond Fund	11,125,951	111,927,064
Vantagepoint Select Value Fund	1,676,976	17,943,645

		593,535,148

TOTAL INVESTMENTS—100.0%
(Cost $553,902,424)		593,535,148
Other assets less liabilities—(0.0%)		(92,722)

NET ASSETS—100.0%		$593,442,426

Notes to the Schedule of Investments:

*	Non-income producing.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund *	6,894,308	$81,904,376
Vantagepoint Core Bond Index Fund Class I	18,977,777	193,003,994
Vantagepoint Discovery Fund	4,607,136	45,288,143
Vantagepoint Diversifying Strategies Fund	21,703,051	223,541,424
Vantagepoint Equity Income Fund	19,355,373	180,585,634
Vantagepoint Growth & Income Fund	17,641,452	179,942,809
Vantagepoint Growth Fund	16,621,726	150,759,058
Vantagepoint Inflation Protected Securities Fund	5,317,668	59,823,764
Vantagepoint International Fund	18,162,205	181,258,811
Vantagepoint Low Duration Bond Fund	11,799,501	118,702,976
Vantagepoint Select Value Fund	7,732,281	82,735,409

		1,497,546,398

TOTAL INVESTMENTS—100.0%
(Cost $1,382,983,609)		1,497,546,398
Other assets less liabilities—(0.0%)		(189,408)

NET ASSETS—100.0%		$1,497,356,990

Notes to the Schedule of Investments:

*	Non-income producing.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund *	13,460,613	$159,912,086
Vantagepoint Core Bond Index Fund Class I	23,677,402	240,799,175
Vantagepoint Discovery Fund	8,715,177	85,670,193
Vantagepoint Diversifying Strategies Fund	21,713,331	223,647,309
Vantagepoint Equity Income Fund	26,404,600	246,354,922
Vantagepoint Growth & Income Fund	24,122,909	246,053,675
Vantagepoint Growth Fund	24,061,804	218,240,567
Vantagepoint International Fund	30,540,491	304,794,099
Vantagepoint Select Value Fund	15,096,402	161,531,506

		1,887,003,532

TOTAL INVESTMENTS—100.0%
(Cost $1,729,188,122)		1,887,003,532
Other assets less liabilities—(0.0%)		(218,373)

NET ASSETS—100.0%		$1,886,785,159

Notes to the Schedule of Investments:

*	Non-income producing.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Model Portfolio All- Equity Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund *	5,915,663	$70,278,079
Vantagepoint Discovery Fund	6,755,268	66,404,284
Vantagepoint Equity Income Fund	14,139,609	131,922,556
Vantagepoint Growth & Income Fund	12,282,864	125,285,212
Vantagepoint Growth Fund	13,885,472	125,941,232
Vantagepoint International Fund	14,832,491	148,028,264
Vantagepoint Select Value Fund	6,531,588	69,887,996

		737,747,623

TOTAL INVESTMENTS—100.0%
(Cost $696,630,444)		737,747,623
Other assets less liabilities—(0.0%)		(94,504)

NET ASSETS—100.0%		$737,653,119

Notes to the Schedule of Investments:

*	Non-income producing.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,967,104	$20,005,453
Vantagepoint Diversifying Strategies Fund	4,355,208	44,858,643
Vantagepoint Equity Income Fund	2,444,990	22,811,759
Vantagepoint Growth & Income Fund	2,243,900	22,887,779
Vantagepoint Inflation Protected Securities Fund	2,987,805	33,612,801
Vantagepoint International Fund	1,151,096	11,487,941
Vantagepoint Low Duration Bond Fund	6,865,307	69,064,985

		224,729,361

TOTAL INVESTMENTS—100.0%
(Cost $215,177,808)		224,729,361
Other assets less liabilities—(0.0%)		(50,872)

NET ASSETS—100.0%		$224,678,489

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,431,422	$14,557,557
Vantagepoint Diversifying Strategies Fund	3,896,198	40,130,842
Vantagepoint Equity Income Fund	4,630,875	43,206,064
Vantagepoint Growth & Income Fund	2,495,519	25,454,299
Vantagepoint Growth Fund	1,868,022	16,942,957
Vantagepoint Inflation Protected Securities Fund	3,031,042	34,099,227
Vantagepoint International Fund	2,147,100	21,428,063
Vantagepoint Low Duration Bond Fund	3,294,352	33,141,179

		228,960,188

TOTAL INVESTMENTS—100.0%
(Cost $212,171,167)		228,960,188
Other assets less liabilities—(0.0%)		(51,679)

NET ASSETS—100.0%		$228,908,509

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,891,571	$39,577,277
Vantagepoint Diversifying Strategies Fund	6,141,412	63,256,545
Vantagepoint Equity Income Fund	8,075,616	75,345,500
Vantagepoint Growth & Income Fund	4,296,788	43,827,239
Vantagepoint Growth Fund	3,319,868	30,111,205
Vantagepoint Inflation Protected Securities Fund	2,825,308	31,784,715
Vantagepoint International Fund	4,340,377	43,316,966
Vantagepoint Low Duration Bond Fund	3,928,274	39,518,439
Vantagepoint Mid/Small Company Index Fund Class I	1,468,603	24,202,581

		390,940,467

TOTAL INVESTMENTS—100.0%
(Cost $362,071,464)		390,940,467
Other assets less liabilities—(0.0%)		(60,711)

NET ASSETS—100.0%		$390,879,756

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	5,385,433	$54,769,855
Vantagepoint Diversifying Strategies Fund	5,571,178	57,383,134
Vantagepoint Equity Income Fund	8,883,313	82,881,314
Vantagepoint Growth & Income Fund	4,434,582	45,232,732
Vantagepoint Growth Fund	3,611,882	32,759,767
Vantagepoint Inflation Protected Securities Fund	252,788	2,843,864
Vantagepoint International Fund	4,931,696	49,218,326
Vantagepoint Low Duration Bond Fund	2,436,112	24,507,284
Vantagepoint Mid/Small Company Index Fund Class I	2,125,013	35,020,216

		384,616,492

TOTAL INVESTMENTS—100.0%
(Cost $354,318,912)		384,616,492
Other assets less liabilities—(0.0%)		(59,223)

NET ASSETS—100.0%		$384,557,269

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,802,852	$38,675,003
Vantagepoint Diversifying Strategies Fund	3,650,518	37,600,336
Vantagepoint Equity Income Fund	7,446,881	69,479,395
Vantagepoint Growth & Income Fund	3,877,919	39,554,770
Vantagepoint Growth Fund	3,150,345	28,573,628
Vantagepoint International Fund	4,359,950	43,512,301
Vantagepoint Low Duration Bond Fund	743,852	7,483,146
Vantagepoint Mid/Small Company Index Fund Class I	2,117,333	34,893,649

		299,772,228

TOTAL INVESTMENTS—100.0%
(Cost $273,346,944)		299,772,228
Other assets less liabilities—(0.0%)		(52,981)

NET ASSETS—100.0%		$299,719,247

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,934,331	$19,672,145
Vantagepoint Diversifying Strategies Fund	2,277,451	23,457,743
Vantagepoint Equity Income Fund	6,159,840	57,471,312
Vantagepoint Growth & Income Fund	3,271,982	33,374,217
Vantagepoint Growth Fund	2,752,880	24,968,621
Vantagepoint International Fund	3,788,445	37,808,684
Vantagepoint Low Duration Bond Fund	273,914	2,755,573
Vantagepoint Mid/Small Company Index Fund Class I	2,084,981	34,360,483

		233,868,778

TOTAL INVESTMENTS—100.0%
(Cost $207,939,292)		233,868,778
Other assets less liabilities—(0.0%)		(48,252)

NET ASSETS—100.0%		$233,820,526

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	753,118	$7,659,207
Vantagepoint Diversifying Strategies Fund	775,472	7,987,360
Vantagepoint Equity Income Fund	4,127,132	38,506,137
Vantagepoint Growth & Income Fund	2,186,577	22,303,084
Vantagepoint Growth Fund	1,967,926	17,849,089
Vantagepoint International Fund	2,668,914	26,635,766
Vantagepoint Low Duration Bond Fund	15,804	158,993
Vantagepoint Mid/Small Company Index Fund Class I	1,682,828	27,733,009

		148,832,645

TOTAL INVESTMENTS—100.0%
(Cost $129,496,662)		148,832,645
Other assets less liabilities—(0.0%)		(43,335)

NET ASSETS—100.0%		$148,789,310

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	710,961	$7,230,469
Vantagepoint Diversifying Strategies Fund	70,436	725,489
Vantagepoint Equity Income Fund	4,286,540	39,993,421
Vantagepoint Growth & Income Fund	2,288,510	23,342,800
Vantagepoint Growth Fund	2,042,307	18,523,725
Vantagepoint International Fund	2,789,765	27,841,851
Vantagepoint Mid/Small Company Index Fund Class I	1,780,523	29,343,012

		147,000,767

TOTAL INVESTMENTS—100.0%
(Cost $118,861,719)		147,000,767
Other assets less liabilities—(0.0%)		(43,848)

NET ASSETS—100.0%		$146,956,919

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Vantagepoint Milestone 2045 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	147,624	$1,501,334
Vantagepoint Equity Income Fund	890,554	8,308,868
Vantagepoint Growth & Income Fund	476,454	4,859,827
Vantagepoint Growth Fund	423,217	3,838,576
Vantagepoint International Fund	582,150	5,809,856
Vantagepoint Mid/Small Company Index Fund Class I	368,733	6,076,714

		30,395,175

TOTAL INVESTMENTS—100.1%
(Cost $26,391,142)		30,395,175
Other assets less liabilities—(0.1%)		(36,049)

NET ASSETS—100.0%		$30,359,126

See accompanying notes to financial statements

The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA/SIPC.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG
SAR000-001-201106-188

Item 2	(Code of Ethics):

Sub-item 2a. Not applicable.

Sub-item 2c. Effective March 14, 2011, the registrant adopted an amendment to the code of ethics including a policy addressing the new requirement pursuant to SEC Rule 206(4)-5, “Political Contributions by Certain Investment Advisers.” Other non-material clarifying language was also added to the existing requirements under the code of ethics. The code of ethics along with these amendments applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3	(Audit Committee Financial Expert): Not applicable.

Item 4	(Principal Accountant Fees and Services): Not applicable.

Item 5	(Audit Committee of Listed Registrants): Not applicable.

Item 6	(Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7	(Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this registrant.

Item 8	(Portfolio Managers of Closed-End Management Investment Companies): Not applicable.

Item 9	(Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable.

Item 10	(Submission of Matters to a Vote of Security Holders): None.

Item 11	(Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12	(Exhibits):

Sub-item 12a(1). The amended and restated code of ethics exhibits is attached.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: September 1, 2011

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date: September 1, 2011